HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.68%
	Aerospace & Defense — 1.46%
3,065	HEICO Corp.	$496
1,057	L3Harris Technologies, Inc.	184
5,411	Lockheed Martin Corp.	2,213
747	Northrop Grumman Corp.	329
18,437	RTX Corp.	1,327
5,412	The Boeing Co.(a)	1,037
4,420	TransDigm Group, Inc.(a)	3,727
		9,313

	Air Freight & Logistics — 0.63%
305	Expeditors International of Washington, Inc.	35
4,786	FedEx Corp.	1,268
1,886	GXO Logistics, Inc.(a)	111
16,845	United Parcel Service, Inc., Class - B	2,625
		4,039

	Automobile Components — 2.12%
7,064	General Motors Co.	233
585	Gentex Corp.	19
12,500	Lear Corp.	1,678
117,723	Lucid Group, Inc.(a)	658
55,879	Rivian Automotive, Inc., Class - A(a)	1,357
36,457	Tesla, Inc.(a)	9,122
37,827	The Goodyear Tire & Rubber Co.(a)	470
		13,537

	Banks — 3.37%
225,733	Bank of America Corp.	6,181
16,687	Bank OZK	619
7,844	Citigroup, Inc.	323
1,826	Citizens Financial Group, Inc.	49
5,616	Columbia Banking System, Inc.	114
15,989	Comerica, Inc.	664
656	Commerce Bancshares, Inc.	31
1,552	Cullen/Frost Bankers, Inc.	142
3,013	East West Bancorp, Inc.	159
13,076	Fifth Third Bancorp	331
591	First Citizens BancShares, Inc., Class - A	816
6,815	First Hawaiian, Inc.	123
41,225	Huntington Bancshares, Inc.	429
52,407	JPMorgan Chase & Co.	7,600
3,497	M&T Bank Corp.	442
42,174	Synovus Financial Corp.	1,172
8,270	The PNC Financial Services Group, Inc.	1,015
13,406	Wells Fargo & Co.	548
16,779	Western Alliance Bancorp	771
		21,529

	Beverages — 1.78%
4,600	Brown-Forman Corp., Class - B	265
2,846	Constellation Brands, Inc., Class - A	715
6,891	Keurig Dr. Pepper, Inc.	218
9,060	Monster Beverage Corp.(a)	480
28,839	PepsiCo, Inc.	4,886
85,987	The Coca-Cola Co.	4,814
		11,378

	Biotechnology — 2.55%
34,760	AbbVie, Inc.	5,180
2,223	Alnylam Pharmaceuticals, Inc.(a)	394
14,171	Amgen, Inc.	3,809
8,247	Seagen, Inc.(a)	1,750
17,938	United Therapeutics Corp.(a)	4,052
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
3,143	Vertex Pharmaceuticals, Inc.(a)	$1,093
		16,278

	Broadline Retail — 3.24%
154,380	Amazon.com, Inc.(a)	19,624
15,760	eBay, Inc.	695
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	396
		20,715

	Building Products — 0.70%
10,045	A.O. Smith Corp.	664
21,311	Carrier Global Corp.	1,176
13,273	Johnson Controls International PLC	706
6,549	Masco Corp.	350
7,831	Trane Technologies PLC	1,590
		4,486

	Capital Markets — 2.46%
4,496	Affiliated Managers Group, Inc.	586
2,506	Ameriprise Financial, Inc.	826
2,656	Ares Management Corp., Class - A	273
4,582	BlackRock, Inc.	2,962
1,669	CME Group, Inc.	334
7,651	Coinbase Global, Inc., Class - A(a)	574
4,721	Evercore, Inc.	651
16,955	Franklin Resources, Inc.	417
2,293	Interactive Brokers Group, Inc.	198
3,061	Intercontinental Exchange, Inc.	337
9,972	Invesco Ltd.	145
17,093	Jefferies Financial Group, Inc.	626
9,493	KKR & Co., Inc.	585
20,369	Morgan Stanley	1,664
686	Morningstar, Inc.	161
1,887	Nasdaq, Inc.	92
269	S&P Global, Inc.	98
7,695	State Street Corp.	515
7,780	T. Rowe Price Group, Inc.	816
25,629	The Charles Schwab Corp.	1,407
7,506	The Goldman Sachs Group, Inc.	2,429
		15,696

	Chemicals — 1.63%
7,464	Air Products & Chemicals, Inc.	2,116
4,923	Axalta Coating Systems Ltd.(a)	132
1,640	Celanese Corp.	206
30,439	CF Industries Holdings, Inc.	2,611
9,311	Corteva, Inc.	476
9,217	Dow, Inc.	475
13,063	DuPont de Nemours, Inc.	974
1,619	Linde PLC	603
7,173	LyondellBasell Industries N.V., Class - A	679
24,876	Olin Corp.	1,243
6,716	PPG Industries, Inc.	872
		10,387

	Commercial Services & Supplies — 1.35%
11,948	Clean Harbors, Inc.(a)	2,000
109,396	Copart, Inc.(a)	4,713
1,577	RB Global, Inc.	99
1,270	Republic Services, Inc.	181
2,747	Stericycle, Inc.(a)	123
9,682	Waste Management, Inc.	1,476
		8,592

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment — 0.80%
90,637	Cisco Systems, Inc.	$4,872
774	Motorola Solutions, Inc.	211
		5,083

	Construction & Engineering — 0.12%
3,578	AECOM	297
841	Arcosa, Inc.	60
2,295	Quanta Services, Inc.	430
		787

	Construction Materials — 0.17%
1,351	Martin Marietta Materials, Inc.	554
2,578	Vulcan Materials Co.	521
		1,075

	Consumer Finance — 0.97%
20,855	American Express Co.	3,112
20,025	Capital One Financial Corp.	1,943
6,409	Discover Financial Services	555
14,450	OneMain Holdings, Inc.	579
		6,189

	Consumer Staples Distribution & Retail — 1.80%
3,254	Casey's General Stores, Inc.	884
2,691	Costco Wholesale Corp.	1,520
952	Dollar General Corp.	101
4,169	Dollar Tree, Inc.(a)	444
9,412	Sysco Corp.	622
17,745	Target Corp.	1,961
9,040	The Kroger Co.	405
34,781	Walmart, Inc.	5,562
		11,499

	Containers & Packaging — 0.33%
262	AptarGroup, Inc.	33
27	Avery Dennison Corp.	5
22,939	Ball Corp.	1,142
10,608	International Paper Co.	376
2,050	Packaging Corp. of America	315
2,320	Silgan Holdings, Inc.	100
2,452	Sonoco Products Co.	133
		2,104

	Distributors — 0.09%
3,827	Genuine Parts Co.	553

	Diversified Consumer Services — 0.08%
7,498	H&R Block, Inc.	323
3,097	Service Corp. International	177
		500

	Diversified REITs — 0.02%
1,385	Federal Realty Investment Trust	126

	Diversified Telecommunication Services — 0.25%
4,671	GCI Liberty, Inc.(a)(b)	—
48,780	Verizon Communications, Inc.	1,581
		1,581

	Electric Utilities — 1.37%
1,604	Alliant Energy Corp.	78
30,034	American Electric Power Co., Inc.	2,259
3,035	Constellation Energy Corp.	331
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
7,685	Duke Energy Corp.	$678
1,914	Edison International	121
9,746	Eversource Energy	567
9,106	Exelon Corp.	344
35,480	NextEra Energy, Inc.	2,033
32,159	The Southern Co.	2,081
4,017	Xcel Energy, Inc.	230
		8,722

	Electrical Equipment — 0.83%
3,350	AMETEK, Inc.	495
12,355	Eaton Corp. PLC	2,635
16,658	Emerson Electric Co.	1,609
3,984	Regal Rexnord Corp.	569
		5,308

	Electronic Equipment, Instruments & Components — 0.02%
1,050	Keysight Technologies, Inc.(a)	139

	Energy Equipment & Services — 0.71%
26,930	Halliburton Co.	1,091
6,095	Helmerich & Payne, Inc.	257
23,556	Patterson-UTI Energy, Inc.	326
42,009	Schlumberger N.V.	2,449
21,429	TechnipFMC PLC	436
		4,559

	Entertainment — 0.83%
2,063	Activision Blizzard, Inc.	193
430	Atlanta Braves Holdings, Inc.(a)	15
14,871	Liberty Media Corp.-Liberty Formula One(a)	926
636	Liberty Media Corp.-Liberty Live(a)	20
4,935	Netflix, Inc.(a)	1,864
28,322	The Walt Disney Co.(a)	2,296
		5,314

	Financial Services — 3.58%
8,213	Apollo Global Management, Inc.	737
23,433	Berkshire Hathaway, Inc., Class - B(a)	8,208
14,613	Equitable Holdings, Inc.	415
3,316	Fiserv, Inc.(a)	375
4,425	Global Payments, Inc.	511
18,311	Mastercard, Inc., Class - A	7,249
23,246	Visa, Inc., Class - A	5,347
43	WEX, Inc.(a)	8
		22,850

	Food Products — 0.77%
13,782	Archer-Daniels-Midland Co.	1,040
3,437	Campbell Soup Co.	141
16,807	Conagra Brands, Inc.	461
5,689	Flowers Foods, Inc.	126
12,760	General Mills, Inc.	817
2,450	Hormel Foods Corp.	93
10,284	Kellogg Co.	612
9,502	Mondelez International, Inc., Class - A	659
1,277	Post Holdings, Inc.(a)	109
1,964	The Hershey Co.	393
13,887	The Kraft Heinz Co.	467
		4,918

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.01%
808	Atmos Energy Corp.	$86

	Ground Transportation — 1.16%
4,011	CSX Corp.	123
2,655	Knight-Swift Transportation Holdings, Inc.	133
5,345	Norfolk Southern Corp.	1,053
1,462	Old Dominion Freight Line, Inc.	598
1,886	RXO, Inc.(a)	37
7,527	Ryder System, Inc.	805
13,196	Uber Technologies, Inc.(a)	607
327	U-Haul Holding Co.(a)	18
2,943	U-Haul Holding Co.	154
18,473	Union Pacific Corp.	3,762
1,886	XPO, Inc.(a)	141
		7,431

	Health Care Equipment & Supplies — 2.13%
48,674	Abbott Laboratories	4,713
5,533	Align Technology, Inc.(a)	1,689
4,797	Becton Dickinson & Co.	1,240
5,314	Dexcom, Inc.(a)	496
9,953	Edwards Lifesciences Corp.(a)	690
1,648	Enovis Corp.(a)	87
2,648	GE HealthCare Technologies, Inc.	180
1,653	IDEXX Laboratories, Inc.(a)	723
2,647	Intuitive Surgical, Inc.(a)	774
28,708	Medtronic PLC	2,250
1,434	Penumbra, Inc.(a)	347
1,498	STERIS PLC	329
352	Teleflex, Inc.	69
		13,587

	Health Care Providers & Services — 3.02%
3,127	AmerisourceBergen Corp.	563
24,101	Centene Corp.(a)	1,660
14,322	CVS Health Corp.	1,000
4,252	Elevance Health, Inc.	1,851
4,756	HCA Healthcare, Inc.	1,170
2,789	Humana, Inc.	1,357
2,131	Laboratory Corp. of America Holdings	428
4,072	McKesson Corp.	1,771
992	Molina Healthcare, Inc.(a)	325
2,928	Quest Diagnostics, Inc.	357
11,241	The Cigna Group	3,216
11,048	UnitedHealth Group, Inc.	5,570
		19,268

	Health Care REITs — 0.07%
5,701	Welltower, Inc.	467

	Health Care Technology — 0.38%
11,861	Veeva Systems, Inc., Class - A(a)	2,413

	Hotels, Restaurants & Leisure — 2.07%
3,359	Airbnb, Inc., Class - A(a)	461
7,828	Caesars Entertainment, Inc.(a)	363
2,249	Darden Restaurants, Inc.	322
23,594	DraftKings, Inc.(a)	695
148	Hilton Worldwide Holdings, Inc.	22
3,826	Hyatt Hotels Corp., Class - A	406
1,434	Marriott International, Inc., Class - A	282
20,166	McDonald's Corp.	5,312
51,410	Norwegian Cruise Line Holdings Ltd.(a)	847
16,947	Royal Caribbean Cruises Ltd.(a)	1,561
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
30,827	Starbucks Corp.	$2,814
546	Vail Resorts, Inc.	121
		13,206

	Household Durables — 0.50%
3,443	D.R. Horton, Inc.	370
3,121	Garmin Ltd.	328
3,252	Leggett & Platt, Inc.	83
6,964	Lennar Corp., Class - A	782
83	Lennar Corp., Class - B	8
4,132	PulteGroup, Inc.	306
17,676	Toll Brothers, Inc.	1,307
		3,184

	Household Products — 1.58%
2,171	Church & Dwight Co., Inc.	199
16,240	Kimberly-Clark Corp.	1,963
1,218	The Clorox Co.	160
53,465	The Procter & Gamble Co.	7,798
		10,120

	Industrial Conglomerates — 0.60%
7,946	General Electric Co.	878
16,050	Honeywell International, Inc.	2,966
		3,844

	Industrial REITs — 0.59%
35,435	Americold Realty Trust, Inc.	1,078
20,968	Prologis, Inc.	2,352
6,543	Rexford Industrial Realty, Inc.	323
		3,753

	Insurance — 2.09%
23,465	Aflac, Inc.	1,801
560	Aon PLC, Class - A	182
3,589	Arthur J. Gallagher & Co.	818
1,195	Assurant, Inc.	172
1,709	Brown & Brown, Inc.	119
3,252	Cincinnati Financial Corp.	333
52,976	Fidelity National Financial, Inc.	2,188
27,206	Lincoln National Corp.	672
2,577	Marsh & McLennan Cos., Inc.	490
26,353	MetLife, Inc.	1,658
7,077	Old Republic International Corp.	191
6,114	Prudential Financial, Inc.	580
3,014	RenaissanceRe Holdings Ltd.	597
26,534	The Allstate Corp.	2,955
2,945	The Progressive Corp.	410
3,246	W.R. Berkley Corp.	206
		13,372

	Interactive Media & Services — 5.89%
125,340	Alphabet, Inc., Class - A(a)	16,403
91,660	Alphabet, Inc., Class - C(a)	12,085
7,722	IAC, Inc.(a)	389
29,177	Meta Platforms, Inc., Class - A(a)	8,759
		37,636

	IT Services — 1.16%
2,831	Accenture PLC, Class - A	869
3,168	Akamai Technologies, Inc.(a)	338
1,853	Cognizant Technology Solutions Corp., Class - A	126
8,471	EPAM Systems, Inc.(a)	2,165

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
13,957	GoDaddy, Inc., Class - A(a)	$1,040
2,117	International Business Machines Corp.	297
13,322	Okta, Inc.(a)	1,086
4,262	Snowflake, Inc., Class - A(a)	651
4,247	VeriSign, Inc.(a)	860
		7,432

	Leisure Products — 0.12%
1,780	Brunswick Corp.	141
1,159	Hasbro, Inc.	77
10,271	Mattel, Inc.(a)	226
3,276	Polaris, Inc.	341
		785

	Life Sciences Tools & Services — 1.11%
4,371	Agilent Technologies, Inc.	489
398	Bio-Rad Laboratories, Inc., Class - A(a)	143
1,294	Bruker Corp.	81
438	Charles River Laboratories International, Inc.(a)	86
3,501	Danaher Corp.	869
2,131	Fortrea Holdings, Inc.(a)	61
710	IQVIA Holdings, Inc.(a)	140
2,796	Mettler-Toledo International, Inc.(a)	3,097
2,339	QIAGEN N.V.(a)	95
485	Revvity, Inc.	54
3,456	Thermo Fisher Scientific, Inc.	1,748
720	Waters Corp.(a)	197
		7,060

	Machinery — 1.69%
11,054	AGCO Corp.	1,307
12,196	Caterpillar, Inc.	3,330
5,428	Cummins, Inc.	1,240
53	Donaldson Co., Inc.	3
4,752	Dover Corp.	663
1,648	Esab Corp.	116
28	IDEX Corp.	6
6,910	Ingersoll Rand, Inc.	440
1,442	ITT, Inc.	141
1,244	Nordson Corp.	278
17,062	Oshkosh Corp.	1,628
7,507	Otis Worldwide Corp.	603
1,693	Parker-Hannifin Corp.	659
2,490	The Timken Co.	183
1,711	Westinghouse Air Brake Technologies Corp.	182
485	Xylem, Inc.	44
		10,823

	Media — 0.72%
84,982	Comcast Corp., Class - A	3,767
4,889	Fox Corp., Class - A	153
3,789	Omnicom Group, Inc.	282
14,641	The Interpublic Group of Cos., Inc.	420
		4,622

	Metals & Mining — 0.57%
49,484	Alcoa Corp.	1,438
18,550	Newmont Corp.	685
8,225	Nucor Corp.	1,286
1,912	Steel Dynamics, Inc.	205
		3,614
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts — 0.09%
46,913	AGNC Investment Corp.	$443
15,165	Rithm Capital Corp.	141
		584

	Multi-Utilities — 0.67%
2,674	Ameren Corp.	200
1,937	CMS Energy Corp.	103
1,642	Consolidated Edison, Inc.	140
1,144	Dominion Energy, Inc.	51
1,043	DTE Energy Co.	104
72,854	NiSource, Inc.	1,799
5,865	Public Service Enterprise Group, Inc.	334
1,902	Sempra Energy	129
17,371	WEC Energy Group, Inc.	1,399
		4,259

	Oil, Gas & Consumable Fuels — 3.75%
19,551	Antero Midstream Corp.	234
7,263	Cheniere Energy, Inc.	1,205
19,851	Chevron Corp.	3,347
5,077	ConocoPhillips	608
63,641	Coterra Energy, Inc.	1,721
30,851	Devon Energy Corp.	1,472
521	DT Midstream, Inc.	28
3,995	EOG Resources, Inc.	506
7,396	EQT Corp.	300
48,580	Exxon Mobil Corp.	5,713
16,993	Hess Corp.	2,600
11,538	Marathon Petroleum Corp.	1,746
26,124	Occidental Petroleum Corp.	1,695
6,401	ONEOK, Inc.	406
6,951	Targa Resources Corp.	596
41,203	The Williams Cos., Inc.	1,388
2,242	Valero Energy Corp.	318
2,011	Vitesse Energy, Inc.	46
		23,929

	Paper & Forest Products — 0.01%
964	Sylvamo Corp.	42

	Passenger Airlines — 0.14%
8,716	Alaska Air Group, Inc.(a)	323
28,157	American Airlines Group, Inc.(a)	361
2,097	Copa Holdings SA, Class - A	187
		871

	Personal Care Products — 0.04%
1,700	The Estee Lauder Cos., Inc.	246

	Pharmaceuticals — 4.21%
30,890	Bristol-Myers Squibb Co.	1,793
15,767	Eli Lilly & Co.	8,469
1,000	Jazz Pharmaceuticals PLC(a)	129
44,819	Johnson & Johnson	6,981
58,424	Merck & Co., Inc.	6,015
6,434	Organon & Co.	112
99,288	Pfizer, Inc.	3,293
8,046	Viatris, Inc.	79
		26,871

	Professional Services — 1.27%
26,820	CoStar Group, Inc.(a)	2,062
1,081	Equifax, Inc.	198

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
717	Jacobs Solutions, Inc.	$98
1,829	Leidos Holdings, Inc.	169
6,910	Paychex, Inc.	797
8,321	Paycom Software, Inc.	2,157
825	Robert Half International, Inc.	60
10,910	Verisk Analytics, Inc.	2,578
		8,119

	Real Estate Management & Development — 0.12%
1,691	CBRE Group, Inc., Class - A(a)	125
4,563	Howard Hughes Holdings, Inc.(a)	338
2,009	Jones Lang LaSalle, Inc.(a)	284
		747

	Residential REITs — 0.32%
3,688	American Homes 4 Rent, Class - A	124
7,024	Camden Property Trust	665
2,122	Equity LifeStyle Properties, Inc.	135
507	Essex Property Trust, Inc.	108
10,627	Invitation Homes, Inc.	337
2,029	Mid-America Apartment Communities, Inc.	261
1,913	Sun Communities, Inc.	226
4,609	UDR, Inc.	164
		2,020

	Retail REITs — 0.30%
27,975	Brixmor Property Group, Inc.	581
19,277	Realty Income Corp.	963
35,601	The Macerich Co.	388
		1,932

	Semiconductors & Semiconductor Equipment — 6.06%
11,746	Advanced Micro Devices, Inc.(a)	1,208
3,728	Analog Devices, Inc.	653
21,151	Applied Materials, Inc.	2,928
2,918	Broadcom, Inc.	2,424
63,964	Intel Corp.	2,274
3,090	KLA Corp.	1,417
1,129	Lam Research Corp.	708
6,026	Marvell Technology, Inc.	326
2,758	Micron Technology, Inc.	188
47,156	NVIDIA Corp.	20,512
7,270	QUALCOMM, Inc.	807
3,842	Skyworks Solutions, Inc.	379
23,905	Texas Instruments, Inc.	3,801
6,964	Universal Display Corp.	1,093
		38,718

	Software — 10.77%
12,361	Adobe, Inc.(a)	6,302
10,190	Autodesk, Inc.(a)	2,108
512	Dolby Laboratories, Inc., Class - A	41
27,227	Manhattan Associates, Inc.(a)	5,382
137,229	Microsoft Corp.	43,329
56,988	Oracle Corp.	6,036
41	Roper Technologies, Inc.	20
3,137	Salesforce, Inc.(a)	636
8,243	ServiceNow, Inc.(a)	4,608
668	Synopsys, Inc.(a)	307
		68,769

	Specialized REITs — 0.92%
5,297	American Tower Corp.	871
2,473	Crown Castle, Inc.	228
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized REITs (continued)
5,913	CubeSmart	$225
9,861	Digital Realty Trust, Inc.	1,193
1,956	Equinix, Inc.	1,421
5,142	Extra Space Storage, Inc.	625
5,259	Iron Mountain, Inc.	313
846	Lamar Advertising Co., Class - A	71
2,688	Public Storage	708
8,362	VICI Properties, Inc.	243
		5,898

	Specialty Retail — 2.38%
2,829	AutoNation, Inc.(a)	428
22	AutoZone, Inc.(a)	56
6,524	Bath & Body Works, Inc.	221
7,757	Best Buy Co., Inc.	539
4,609	Dick's Sporting Goods, Inc.	500
923	Five Below, Inc.(a)	149
36,426	Floor & Decor Holdings, Inc., Class - A(a)	3,297
3,541	Lowe's Cos., Inc.	736
7,287	Penske Automotive Group, Inc.	1,217
17,296	The Home Depot, Inc.	5,225
21,249	The TJX Cos., Inc.	1,889
2,059	Tractor Supply Co.	418
2,174	Victoria's Secret & Co.(a)	36
3,016	Williams-Sonoma, Inc.	469
		15,180

	Technology Hardware, Storage & Peripherals — 7.64%
271,276	Apple, Inc.	46,444
83,952	HP, Inc.	2,158
2,448	NetApp, Inc.	186
		48,788

	Textiles, Apparel & Luxury Goods — 0.26%
6,619	Capri Holdings Ltd.(a)	348
9,230	NIKE, Inc., Class - B	883
1,533	Ralph Lauren Corp.	178
7,801	Tapestry, Inc.	224
		1,633

	Tobacco — 0.33%
36,600	Altria Group, Inc.	1,539
6,325	Philip Morris International, Inc.	586
		2,125

	Trading Companies & Distributors — 0.37%
13,428	Fastenal Co.	734
1,130	Watsco, Inc.	427
8,335	WESCO International, Inc.	1,198
		2,359

	Water Utilities — 0.02%
1,178	American Water Works Co., Inc.	146

	Wireless Telecommunication Services — 0.52%
23,667	T-Mobile US, Inc.	3,315

	Total Common Stocks	636,511

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Investment Company — 0.39%
2,472,751	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(c)	$2,473

	Total Investment Company	2,473

	Total Investments (cost $285,965) — 100.07%	638,984
	Liabilities in excess of other assets — (0.07)%	(421)

	Net Assets - 100.00%	$638,563

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2023.
(c)	Annualized 7-day yield as of period-end.

REIT—Real Estate Investment Trust

As of September 30, 2023, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.37%
	Aerospace & Defense — 0.74%
5,461	General Dynamics Corp.	$1,207
391	HEICO Corp.	63
728	HEICO Corp., Class - A	94
4,826	L3Harris Technologies, Inc.	840
1,511	Northrop Grumman Corp.	665
33,522	RTX Corp.	2,414
475	TransDigm Group, Inc.(a)	400
		5,683

	Air Freight & Logistics — 0.09%
4,946	Expeditors International of Washington, Inc.	567
1,658	GXO Logistics, Inc.(a)	97
		664

	Automobile Components — 2.28%
71,725	Ford Motor Co.	891
12,720	Mobileye Global, Inc., Class - A(a)	529
77,833	Rivian Automotive, Inc., Class - A(a)	1,890
56,731	Tesla, Inc.(a)	14,194
		17,504

	Automobiles — 0.15%
123,477	Dr. Ing hc F Porsche AG, ADR	1,150

	Banks — 1.50%
10,612	Bank of America Corp.	291
13,206	Bank OZK	490
13,240	Citizens Financial Group, Inc.	355
40,559	Comerica, Inc.	1,685
1,150	Cullen/Frost Bankers, Inc.	105
29,928	East West Bancorp, Inc.	1,578
86,090	First Horizon Corp.	949
36,888	Huntington Bancshares, Inc.	384
23,824	JPMorgan Chase & Co.	3,454
106,556	Regions Financial Corp.	1,832
10,848	Zions Bancorp NA	378
		11,501

	Beverages — 1.36%
7,236	Brown-Forman Corp., Class - B	417
17,862	Monster Beverage Corp.(a)	946
29,046	PepsiCo, Inc.	4,922
74,917	The Coca-Cola Co.	4,194
		10,479

	Biotechnology — 1.80%
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,613
15,151	Amgen, Inc.	4,071
1,817	Argenx SE, ADR(a)	893
19,253	Moderna, Inc.(a)	1,989
14,430	Natera, Inc.(a)	639
800	Neurocrine Biosciences, Inc.(a)	90
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,662
1,014	Seagen, Inc.(a)	215
7,673	Vertex Pharmaceuticals, Inc.(a)	2,668
		13,840

	Broadline Retail — 4.93%
269,190	Amazon.com, Inc.(a)	34,219
2,900	MercadoLibre, Inc.(a)	3,677
		37,896

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 0.26%
404	Armstrong World Industries, Inc.	$29
17,452	Carrier Global Corp.	963
48,582	Resideo Technologies, Inc.(a)	768
1,218	Trane Technologies PLC	247
		2,007

	Capital Markets — 2.28%
2,335	Cboe Global Markets, Inc.	365
6,242	CME Group, Inc.	1,250
1,203	FactSet Research Systems, Inc.	526
2,582	Intercontinental Exchange, Inc.	284
143,372	Invesco Ltd.	2,082
18,395	Janus Henderson Group PLC	475
713	LPL Financial Holdings, Inc.	169
349	MarketAxess Holdings, Inc.	75
3,942	Moody's Corp.	1,247
31,488	Morgan Stanley	2,572
390	Morningstar, Inc.	91
838	MSCI, Inc.	430
36,398	Robinhood Markets, Inc., Class - A(a)	357
9,901	S&P Global, Inc.	3,617
2,032	T. Rowe Price Group, Inc.	213
16,324	The Charles Schwab Corp.	896
8,763	The Goldman Sachs Group, Inc.	2,835
		17,484

	Chemicals — 1.57%
3,430	Air Products & Chemicals, Inc.	972
13,075	CF Industries Holdings, Inc.	1,121
30,407	Ecolab, Inc.	5,151
999	FMC Corp.	67
28,629	LyondellBasell Industries N.V., Class - A	2,711
19,809	The Chemours Co.	556
5,811	The Scotts Miracle-Gro Co.	300
4,752	The Sherwin-Williams Co.	1,212
		12,090

	Commercial Services & Supplies — 0.26%
1,845	Cintas Corp.	887
26,608	Copart, Inc.(a)	1,147
		2,034

	Communications Equipment — 0.85%
4,776	Arista Networks, Inc.(a)	878
101,754	Cisco Systems, Inc.	5,470
825	F5, Inc.(a)	133
153	Motorola Solutions, Inc.	42
		6,523

	Construction & Engineering — 0.01%
374	Quanta Services, Inc.	70

	Consumer Finance — 0.26%
95	Credit Acceptance Corp.(a)	44
141,214	SLM Corp.	1,923
		1,967

	Consumer Staples Distribution & Retail — 1.91%
16,376	Costco Wholesale Corp.	9,252
939	Dollar General Corp.	99
4,517	Dollar Tree, Inc.(a)	481
8,706	Sysco Corp.	575
1,413	Walgreens Boots Alliance, Inc.	31

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Staples Distribution & Retail (continued)
26,416	Walmart, Inc.	$4,225
		14,663

	Containers & Packaging — 0.14%
1,280	AptarGroup, Inc.	160
747	Avery Dennison Corp.	136
841	Packaging Corp. of America	129
14,972	Silgan Holdings, Inc.	646
		1,071

	Distributors — 0.07%
2,966	Genuine Parts Co.	428
381	Pool Corp.	136
		564

	Diversified Consumer Services — 0.01%
1,727	Service Corp. International	99

	Diversified Telecommunication Services — 0.04%
19,117	Frontier Communications Parent, Inc.(a)	299
4,099	GCI Liberty, Inc.(a)(b)	—
		299

	Electric Utilities — 0.67%
15,796	Edison International	1,000
60,365	FirstEnergy Corp.	2,063
4,256	NextEra Energy, Inc.	244
36,550	NRG Energy, Inc.	1,408
12,422	OGE Energy Corp.	414
		5,129

	Electrical Equipment — 0.35%
5,157	AMETEK, Inc.	762
13,294	Emerson Electric Co.	1,284
1,210	Hubbell, Inc.	379
931	Rockwell Automation, Inc.	266
		2,691

	Electronic Equipment, Instruments & Components — 0.15%
12,210	Amphenol Corp., Class - A	1,026
2,343	Vontier Corp.	72
376	Zebra Technologies Corp.(a)	89
		1,187

	Entertainment — 0.67%
11,711	Netflix, Inc.(a)	4,422
9,543	Roku, Inc.(a)	674
248	The Walt Disney Co.(a)	20
		5,116

	Financial Services — 5.15%
18,726	Berkshire Hathaway, Inc., Class - B(a)	6,560
34,972	Equitable Holdings, Inc.	993
756	Fiserv, Inc.(a)	85
1,270	FleetCor Technologies, Inc.(a)	324
7,975	Global Payments, Inc.	920
18,980	Mastercard, Inc., Class - A	7,514
34,688	PayPal Holdings, Inc.(a)	2,028
82,895	Visa, Inc., Class - A	19,067
31,527	Voya Financial, Inc.	2,095
		39,586
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products — 0.90%
70,463	Conagra Brands, Inc.	$1,932
5,224	Hormel Foods Corp.	199
413	Lamb Weston Holdings, Inc.	38
5,092	McCormick & Co., Inc./MD	385
56,218	Mondelez International, Inc., Class - A	3,901
1,045	The Hershey Co.	209
2,332	The J.M. Smucker Co.	287
		6,951

	Gas Utilities — 0.22%
33,223	National Fuel Gas Co.	1,725

	Ground Transportation — 1.68%
124,263	CSX Corp.	3,821
1,274	Landstar System, Inc.	225
562	Old Dominion Freight Line, Inc.	230
70,316	Uber Technologies, Inc.(a)	3,234
916	U-Haul Holding Co.(a)	50
8,244	U-Haul Holding Co.	432
24,231	Union Pacific Corp.	4,934
		12,926

	Health Care Equipment & Supplies — 2.27%
34,185	Abbott Laboratories	3,312
10,657	Baxter International, Inc.	402
4,799	Becton Dickinson & Co.	1,241
10,892	Boston Scientific Corp.(a)	575
9,583	Dexcom, Inc.(a)	894
15,477	Edwards Lifesciences Corp.(a)	1,072
1,344	Embecta Corp.	20
3,887	GE HealthCare Technologies, Inc.	264
2,690	IDEXX Laboratories, Inc.(a)	1,176
16,722	Intuitive Surgical, Inc.(a)	4,888
4,072	ResMed, Inc.	602
9,642	Stryker Corp.	2,635
3,346	Zimmer Biomet Holdings, Inc.	375
		17,456

	Health Care Providers & Services — 2.68%
22,388	Acadia Healthcare Co., Inc.(a)	1,574
1,650	Centene Corp.(a)	114
22,394	CVS Health Corp.	1,564
5,215	Elevance Health, Inc.	2,271
3,283	Henry Schein, Inc.(a)	244
1,952	Laboratory Corp. of America Holdings	392
4,595	McKesson Corp.	1,998
2,799	Quest Diagnostics, Inc.	341
23,980	UnitedHealth Group, Inc.	12,090
		20,588

	Health Care REITs — 0.27%
10,405	Omega Healthcare Investors, Inc.	345
40,605	Ventas, Inc.	1,711
		2,056

	Health Care Technology — 0.07%
2,596	Veeva Systems, Inc., Class - A(a)	528

	Hotels, Restaurants & Leisure — 2.36%
14,944	Airbnb, Inc., Class - A(a)	2,050
1,179	Booking Holdings, Inc.(a)	3,636
31,802	Carnival Corp.(a)	436
568	Chipotle Mexican Grill, Inc.(a)	1,040
1,046	Choice Hotels International, Inc.	128

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
9,093	Marriott International, Inc., Class - A	$1,788
98,020	Starbucks Corp.	8,947
310	Vail Resorts, Inc.	69
		18,094

	Household Durables — 0.03%
2,470	Garmin Ltd.	260

	Household Products — 1.09%
5,143	Church & Dwight Co., Inc.	471
9,514	Colgate-Palmolive Co.	677
7,129	Kimberly-Clark Corp.	862
2,554	The Clorox Co.	335
41,123	The Procter & Gamble Co.	5,997
		8,342

	Independent Power and Renewable Electricity Producers — 0.22%
51,268	Vistra Corp.	1,701

	Industrial Conglomerates — 0.42%
12,543	3M Co.	1,174
11,662	General Electric Co.	1,290
4,278	Honeywell International, Inc.	790
		3,254

	Insurance — 2.10%
9,715	Aflac, Inc.	746
7,992	Aon PLC, Class - A	2,592
1,155	Arthur J. Gallagher & Co.	263
16,505	Axis Capital Holdings Ltd.	930
11,297	Chubb Ltd.	2,353
171	Erie Indemnity Co., Class - A	50
43,476	Lincoln National Corp.	1,073
11,845	Marsh & McLennan Cos., Inc.	2,254
22,534	Principal Financial Group, Inc.	1,624
4,893	Prudential Financial, Inc.	464
7,591	Reinsurance Group of America, Inc.	1,102
5,565	The Progressive Corp.	775
6,974	The Travelers Cos., Inc.	1,139
15,794	Unum Group	777
		16,142

	Interactive Media & Services — 6.44%
114,616	Alphabet, Inc., Class - A(a)	14,999
156,306	Alphabet, Inc., Class - C(a)	20,609
646	IAC, Inc.(a)	33
1,412	Match Group, Inc.(a)	55
45,879	Meta Platforms, Inc., Class - A(a)	13,773
		49,469

	IT Services — 1.22%
12,354	Accenture PLC, Class - A	3,795
2,241	Cognizant Technology Solutions Corp., Class - A	152
5,940	MongoDB, Inc.(a)	2,054
18,740	Okta, Inc.(a)	1,527
12,281	Snowflake, Inc., Class - A(a)	1,876
		9,404

	Leisure Products — 0.02%
1,422	Polaris, Inc.	148
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services — 1.25%
4,564	Bio-Techne Corp.	$311
440	Bruker Corp.	27
11,718	Danaher Corp.	2,907
1,952	Fortrea Holdings, Inc.(a)	56
758	Mettler-Toledo International, Inc.(a)	840
239	Revvity, Inc.	26
9,568	Thermo Fisher Scientific, Inc.	4,843
2,297	Waters Corp.(a)	630
		9,640

	Machinery — 1.64%
9,555	Caterpillar, Inc.	2,608
4,840	Deere & Co.	1,827
3,369	Dover Corp.	470
5,857	Fortive Corp.	434
1,569	Graco, Inc.	114
2,179	IDEX Corp.	453
8,257	Illinois Tool Works, Inc.	1,902
6,973	Ingersoll Rand, Inc.	444
506	Nordson Corp.	113
8,726	Otis Worldwide Corp.	701
11,372	The Middleby Corp.(a)	1,456
927	The Toro Co.	77
14,765	Westinghouse Air Brake Technologies Corp.	1,569
4,438	Xylem, Inc.	404
		12,572

	Media — 0.70%
478	Cable One, Inc.	294
257,637	DISH Network Corp., Class - A(a)	1,511
11,755	Liberty Media Corp.-Liberty SiriusXM(a)	299
4,935	Omnicom Group, Inc.	368
104,588	Paramount Global, Class - B	1,349
17,241	The Interpublic Group of Cos., Inc.	494
13,683	The Trade Desk, Inc., Class - A(a)	1,069
		5,384

	Metals & Mining — 0.05%
12,963	United States Steel Corp.	421

	Mortgage Real Estate Investment Trusts — 0.27%
183,185	Rithm Capital Corp.	1,702
20,515	Starwood Property Trust, Inc.	397
		2,099

	Multi-Utilities — 0.50%
84,210	CenterPoint Energy, Inc.	2,261
15,797	DTE Energy Co.	1,568
		3,829

	Oil, Gas & Consumable Fuels — 3.31%
54,988	Antero Midstream Corp.	659
24,368	ConocoPhillips	2,919
79,339	Devon Energy Corp.	3,785
7,898	DT Midstream, Inc.	418
21,212	EQT Corp.	861
31,930	Exxon Mobil Corp.	3,754
114,575	Marathon Oil Corp.	3,065
13,944	ONEOK, Inc.	884
4,640	Pioneer Natural Resources Co.	1,065
95,111	Range Resources Corp.	3,083
28,597	Targa Resources Corp.	2,451

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
73,536	The Williams Cos., Inc.	$2,477
		25,421

	Passenger Airlines — 0.14%
10,129	Alaska Air Group, Inc.(a)	376
18,665	Delta Air Lines, Inc.	690
		1,066

	Personal Care Products — 0.37%
23,041	L'Oreal SA, ADR	1,909
6,209	The Estee Lauder Cos., Inc.	898
		2,807

	Pharmaceuticals — 4.63%
37,487	AstraZeneca PLC, ADR	2,539
32,406	Eli Lilly & Co.	17,406
31,287	Johnson & Johnson	4,873
55,581	Merck & Co., Inc.	5,722
43,596	Novo Nordisk A/S, ADR	3,965
5,558	Organon & Co.	96
11,882	Viatris, Inc.	117
4,740	Zoetis, Inc.	825
		35,543

	Professional Services — 2.00%
55,077	Automatic Data Processing, Inc.	13,250
2,371	Broadridge Financial Solutions, Inc.	425
3,010	CoStar Group, Inc.(a)	231
2,353	Equifax, Inc.	431
1,598	Jack Henry & Associates, Inc.	242
1,391	SS&C Technologies Holdings, Inc.	73
2,931	Verisk Analytics, Inc.	692
		15,344

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	94

	Residential REITs — 0.01%
1,608	Equity LifeStyle Properties, Inc.	102

	Retail REITs — 0.08%
52,271	SITE Centers Corp.	645

	Semiconductors & Semiconductor Equipment — 7.67%
121,355	Advanced Micro Devices, Inc.(a)	12,478
8,866	Analog Devices, Inc.	1,552
6,209	Applied Materials, Inc.	860
13,431	ARM Holdings PLC, ADR(a)	719
2,254	ASML Holding N.V., NYS	1,327
8,693	Broadcom, Inc.	7,220
4,234	First Solar, Inc.(a)	684
63,448	Intel Corp.	2,256
1,378	KLA Corp.	632
1,153	Lam Research Corp.	723
28,189	Marvell Technology, Inc.	1,526
3,708	Microchip Technology, Inc.	289
20,662	Micron Technology, Inc.	1,405
54,000	NVIDIA Corp.	23,489
3,257	ON Semiconductor Corp.(a)	303
30,091	QUALCOMM, Inc.	3,342
		58,805

	Software — 12.93%
12,173	Adobe, Inc.(a)	6,207
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
1,974	ANSYS, Inc.(a)	$587
908	Atlassian Corp., Class - A(a)	183
9,583	Cadence Design Systems, Inc.(a)	2,245
8,581	Crowdstrike Holdings, Inc., Class - A(a)	1,436
6,515	Fortinet, Inc.(a)	382
1,124	HubSpot, Inc.(a)	554
5,422	Intuit, Inc.	2,770
187,901	Microsoft Corp.	59,332
63,347	Oracle Corp.	6,710
1,131	Palo Alto Networks, Inc.(a)	265
2,476	Roper Technologies, Inc.	1,199
73,299	Salesforce, Inc.(a)	14,863
3,662	ServiceNow, Inc.(a)	2,047
151	Synopsys, Inc.(a)	69
1,628	VMware, Inc., Class - A(a)	271
566	Workday, Inc., Class - A(a)	122
		99,242

	Specialized REITs — 1.73%
9,920	American Tower Corp.	1,631
16,012	Equinix, Inc.	11,629
		13,260

	Specialty Retail — 3.39%
854	Advance Auto Parts, Inc.	48
597	AutoZone, Inc.(a)	1,516
5,882	Best Buy Co., Inc.	409
376	Burlington Stores, Inc.(a)	51
41,191	Lowe's Cos., Inc.	8,561
3,982	O'Reilly Automotive, Inc.(a)	3,619
9,045	Ross Stores, Inc.	1,022
10,308	The Home Depot, Inc.	3,114
66,781	The TJX Cos., Inc.	5,936
1,256	Tractor Supply Co.	255
3,810	Ulta Beauty, Inc.(a)	1,522
		26,053

	Technology Hardware, Storage & Peripherals — 6.99%
313,000	Apple, Inc.	53,589

	Textiles, Apparel & Luxury Goods — 1.67%
1	Kontoor Brands, Inc.	—
10,941	Lululemon Athletica, Inc.(a)	4,219
24,331	LVMH Moet Hennessy Louis Vuitton SE, ADR	3,677
51,001	NIKE, Inc., Class - B	4,876
4,000	V.F. Corp.	71
		12,843

	Tobacco — 0.21%
17,508	Philip Morris International, Inc.	1,621

	Trading Companies & Distributors — 0.33%
23,095	Air Lease Corp.	910
14,448	Fastenal Co.	789
1,221	W.W. Grainger, Inc.	845
		2,544

	Total Common Stocks	763,265

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies — 0.12%
945,040	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(c)	$945

	Total Investment Companies	945

	Total Investments (cost $242,390) — 99.49%	764,210
	Other assets in excess of liabilities — 0.51%	3,950

	Net Assets - 100.00%	$768,160

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2023.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	23.47%	75.90%	99.37%
Investment Companies	-	0.12%	0.12%
Other Assets (Liabilities)	0.43%	0.08%	0.51%
Total Net Assets	23.90%	76.10%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.37%
	Aerospace & Defense — 1.13%
1,894	Axon Enterprise, Inc.(a)	$377
692	BWX Technologies, Inc.	52
290	Curtiss-Wright Corp.	57
10,104	General Dynamics Corp.	2,233
1,180	HEICO Corp.	191
2,065	HEICO Corp., Class - A	266
636	Hexcel Corp.	41
10,505	Howmet Aerospace, Inc.	486
5,326	Huntington Ingalls Industries, Inc.	1,090
10,523	L3Harris Technologies, Inc.	1,832
8,685	Lockheed Martin Corp.	3,552
373	Mercury Systems, Inc.(a)	14
6,549	Northrop Grumman Corp.	2,883
46,135	RTX Corp.	3,320
791	Spirit AeroSystems Holdings, Inc., Class - A(a)	13
5,456	Textron, Inc.	426
15,326	The Boeing Co.(a)	2,938
7,715	TransDigm Group, Inc.(a)	6,504
440	Woodward, Inc.	55
		26,330

	Air Freight & Logistics — 0.27%
9,372	C.H. Robinson Worldwide, Inc.	807
6,203	Expeditors International of Washington, Inc.	711
6,399	FedEx Corp.	1,696
884	GXO Logistics, Inc.(a)	52
20,197	United Parcel Service, Inc., Class - B	3,147
		6,413

	Automobile Components — 1.46%
7,550	Aptiv PLC(a)	744
6,321	BorgWarner, Inc.	255
106,057	Ford Motor Co.	1,318
37,507	General Motors Co.	1,237
1,782	Gentex Corp.	58
1,020	Harley-Davidson, Inc.	34
1,589	Lear Corp.	213
23,319	Lucid Group, Inc.^(a)	130
6,533	Mobileye Global, Inc., Class - A(a)	271
354	Phinia, Inc.	9
1,955	QuantumScape Corp.(a)	13
17,704	Rivian Automotive, Inc., Class - A(a)	430
116,875	Tesla, Inc.(a)	29,245
392	Thor Industries, Inc.	37
		33,994

	Automobiles — 0.03%
63,215	Dr. Ing hc F Porsche AG, ADR	589

	Banks — 1.55%
192,098	Bank of America Corp.	5,260
848	Bank OZK	31
220	BOK Financial Corp.	18
52,548	Citigroup, Inc.	2,162
13,090	Citizens Financial Group, Inc.	351
1,570	Columbia Banking System, Inc.	32
991	Comerica, Inc.	41
862	Commerce Bancshares, Inc.	41
442	Cullen/Frost Bankers, Inc.	40
1,073	East West Bancorp, Inc.	57
18,420	Fifth Third Bancorp	467
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
295	First Citizens BancShares, Inc., Class - A	$408
969	First Hawaiian, Inc.	17
14,390	First Horizon Corp.	158
2,714	FNB Corp.	29
39,002	Huntington Bancshares, Inc.	405
80,611	JPMorgan Chase & Co.	11,690
25,184	KeyCorp	271
5,364	M&T Bank Corp.	678
5,373	New York Community Bancorp, Inc.	61
17,436	NU Holdings Ltd., Class - A(a)	126
568	Pinnacle Financial Partners, Inc.	38
534	Popular, Inc.	34
664	Prosperity Bancshares, Inc.	36
25,327	Regions Financial Corp.	436
1,092	Synovus Financial Corp.	30
10,776	The PNC Financial Services Group, Inc.	1,323
35,909	Truist Financial Corp.	1,027
44,028	U.S. Bancorp	1,456
4,696	Webster Financial Corp.	189
223,479	Wells Fargo & Co.	9,132
802	Western Alliance Bancorp	37
454	Wintrust Financial Corp.	34
1,117	Zions Bancorp NA	39
		36,154

	Beverages — 1.15%
345	Brown-Forman Corp., Class - A	20
17,919	Brown-Forman Corp., Class - B	1,033
411	Celsius Holdings, Inc.(a)	71
7,424	Constellation Brands, Inc., Class - A	1,866
48,020	Fomento Economico Mexicano SAB de CV, ADR	5,242
55,386	Keurig Dr. Pepper, Inc.	1,748
20,103	Molson Coors Beverage Co., Class - B	1,278
26,333	Monster Beverage Corp.(a)	1,394
42,586	PepsiCo, Inc.	7,217
72	The Boston Beer Co., Inc., Class - A(a)	28
125,337	The Coca-Cola Co.	7,016
		26,913

	Biotechnology — 1.43%
55,026	AbbVie, Inc.	8,200
3,354	Alnylam Pharmaceuticals, Inc.(a)	594
18,419	Amgen, Inc.	4,949
753	Apellis Pharmaceuticals, Inc.(a)	29
933	Argenx SE, ADR(a)	459
3,900	Biogen, Inc.(a)	1,003
9,474	BioMarin Pharmaceutical, Inc.(a)	839
4,862	Exact Sciences Corp.(a)	332
2,426	Exelixis, Inc.(a)	53
46,694	Gilead Sciences, Inc.	3,499
5,908	Horizon Therapeutics PLC(a)	683
17,172	Incyte Corp.(a)	992
1,071	Ionis Pharmaceuticals, Inc.(a)	49
269	Karuna Therapeutics, Inc.(a)	45
338	Mirati Therapeutics, Inc.(a)	15
8,844	Moderna, Inc.(a)	914
782	Natera, Inc.(a)	35
10,413	Neurocrine Biosciences, Inc.(a)	1,172
3,842	Regeneron Pharmaceuticals, Inc.(a)	3,161
2,631	Roivant Sciences Ltd.(a)	31
676	Sarepta Therapeutics, Inc.(a)	82
3,791	Seagen, Inc.(a)	805
506	Ultragenyx Pharmaceutical, Inc.(a)	18

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
5,622	United Therapeutics Corp.(a)	$1,270
11,980	Vertex Pharmaceuticals, Inc.(a)	4,166
		33,395

	Broadline Retail — 2.23%
57,839	Alibaba Group Holding Ltd., ADR(a)	5,017
337,719	Amazon.com, Inc.(a)	42,929
8,281	Coupang, Inc.(a)	141
14,427	eBay, Inc.	636
3,320	Etsy, Inc.(a)	215
834	Kohl's Corp.	17
2,044	Macy's, Inc.	24
2,364	MercadoLibre, Inc.(a)	2,998
848	Nordstrom, Inc.	13
473	Ollie's Bargain Outlet Holdings, Inc.(a)	37
		52,027

	Building Products — 0.27%
3,344	A.O. Smith Corp.	221
472	Advanced Drainage Systems, Inc.	54
2,370	Allegion PLC	247
344	Armstrong World Industries, Inc.	25
3,465	Builders FirstSource, Inc.(a)	432
2,001	Carlisle Cos., Inc.	519
22,532	Carrier Global Corp.	1,244
3,427	Fortune Brands Innovations, Inc.	213
834	Hayward Holdings, Inc.(a)	12
18,553	Johnson Controls International PLC	987
865	Lennox International, Inc.	324
6,090	Masco Corp.	325
2,436	Owens Corning	332
941	The AZEK Co., Inc.(a)	28
6,157	Trane Technologies PLC	1,249
835	Trex Co., Inc.(a)	51
		6,263

	Capital Markets — 2.40%
269	Affiliated Managers Group, Inc.	35
2,824	Ameriprise Financial, Inc.	931
4,337	Ares Management Corp., Class - A	447
4,040	BlackRock, Inc.	2,612
19,067	Blackstone, Inc.	2,043
3,200	Blue Owl Capital, Inc.	41
9,433	Cboe Global Markets, Inc.	1,473
28,682	CME Group, Inc.	5,743
4,532	Coinbase Global, Inc., Class - A(a)	341
277	Evercore, Inc.	38
9,647	FactSet Research Systems, Inc.	4,219
8,030	Franklin Resources, Inc.	197
375	Houlihan Lokey, Inc.	40
754	Interactive Brokers Group, Inc.	65
65,774	Intercontinental Exchange, Inc.	7,236
9,563	Invesco Ltd.	139
1,031	Janus Henderson Group PLC	27
1,500	Jefferies Financial Group, Inc.	55
16,618	KKR & Co., Inc.	1,024
826	Lazard Ltd., Class - A	26
2,104	LPL Financial Holdings, Inc.	500
1,855	MarketAxess Holdings, Inc.	396
18,297	Moody's Corp.	5,785
33,447	Morgan Stanley	2,732
189	Morningstar, Inc.	44
2,146	MSCI, Inc.	1,101
12,655	Nasdaq, Inc.	615
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
5,617	Northern Trust Corp.	$390
5,402	Raymond James Financial, Inc.	542
13,397	Robinhood Markets, Inc., Class - A(a)	131
23,078	S&P Global, Inc.	8,433
5,895	SEI Investments Co.	355
9,019	State Street Corp.	604
775	Stifel Financial Corp.	48
6,032	T. Rowe Price Group, Inc.	633
20,843	The Bank of New York Mellon Corp.	889
5,781	The Carlyle Group, Inc.	174
40,449	The Charles Schwab Corp.	2,220
10,434	The Goldman Sachs Group, Inc.	3,376
484	TPG, Inc.	15
6,873	Tradeweb Markets, Inc., Class - A	551
715	Virtu Financial, Inc., Class - A	12
2,509	XP, Inc., Class - A	58
		56,336

	Chemicals — 1.79%
7,524	Air Products & Chemicals, Inc.	2,132
3,167	Albemarle Corp.	539
384	Ashland, Inc.	31
1,675	Axalta Coating Systems Ltd.(a)	45
2,754	Celanese Corp.	346
14,768	CF Industries Holdings, Inc.	1,266
31,616	Corteva, Inc.	1,618
24,475	Dow, Inc.	1,263
12,400	DuPont de Nemours, Inc.	925
3,232	Eastman Chemical Co.	248
6,868	Ecolab, Inc.	1,163
1,710	Element Solutions, Inc.	34
9,409	FMC Corp.	630
11,599	Ginkgo Bioworks Holdings, Inc.(a)	21
1,319	Huntsman Corp.	32
6,891	International Flavors & Fragrances, Inc.	470
57,209	Linde PLC	21,300
8,539	LyondellBasell Industries N.V., Class - A	809
43	NewMarket Corp.	20
975	Olin Corp.	49
6,353	PPG Industries, Inc.	824
5,650	RPM International, Inc.	536
1,117	The Chemours Co.	31
8,959	The Mosaic Co.	319
306	The Scotts Miracle-Gro Co.	16
27,295	The Sherwin-Williams Co.	6,961
995	Westlake Corp.	124
		41,752

	Commercial Services & Supplies — 0.40%
2,438	Cintas Corp.	1,173
387	Clean Harbors, Inc.(a)	65
23,182	Copart, Inc.(a)	999
472	Driven Brands Holdings, Inc.(a)	6
280	MSA Safety, Inc.	44
1,372	RB Global, Inc.	86
11,925	Republic Services, Inc.	1,700
25,431	Rollins, Inc.	950
695	Stericycle, Inc.(a)	31
399	Tetra Tech, Inc.	61
11,470	Waste Connections, Inc.	1,541
17,040	Waste Management, Inc.	2,595
		9,251

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment — 0.41%
6,994	Arista Networks, Inc.(a)	$1,287
1,117	Ciena Corp.(a)	53
116,619	Cisco Systems, Inc.	6,270
1,634	F5, Inc.(a)	263
8,656	Juniper Networks, Inc.	240
517	Lumentum Holdings, Inc.(a)	23
5,114	Motorola Solutions, Inc.	1,392
31	Ubiquiti, Inc.	5
551	Viasat, Inc.(a)	10
		9,543

	Construction & Engineering — 0.07%
3,563	AECOM	296
354	EMCOR Group, Inc.	74
462	MasTec, Inc.(a)	33
1,532	MDU Resources Group, Inc.	30
3,902	Quanta Services, Inc.	731
159	Valmont Industries, Inc.	38
9,620	WillScot Mobile Mini Holdings Corp.(a)	400
		1,602

	Construction Materials — 0.06%
271	Eagle Materials, Inc.	45
1,674	Martin Marietta Materials, Inc.	687
3,588	Vulcan Materials Co.	725
		1,457

	Consumer Finance — 0.20%
7,304	Ally Financial, Inc.	195
16,756	American Express Co.	2,500
10,300	Capital One Financial Corp.	999
50	Credit Acceptance Corp.(a)	23
6,854	Discover Financial Services	594
870	OneMain Holdings, Inc.	35
1,816	SLM Corp.	25
6,931	SoFi Technologies, Inc.(a)	55
11,580	Synchrony Financial	354
		4,780

	Consumer Staples Distribution & Retail — 1.28%
9,291	Albertsons Cos., Inc., Class - A	212
1,016	BJ's Wholesale Club Holdings, Inc.(a)	73
281	Casey's General Stores, Inc.	76
16,052	Costco Wholesale Corp.	9,068
11,174	Dollar General Corp.	1,182
9,725	Dollar Tree, Inc.(a)	1,036
669	Grocery Outlet Holding Corp.(a)	19
1,153	Performance Food Group Co.(a)	68
18,025	Sysco Corp.	1,191
12,456	Target Corp.	1,378
42,482	The Kroger Co.	1,901
134,071	U.S. Foods Holding Corp.(a)	5,322
41,083	Walgreens Boots Alliance, Inc.	914
46,099	Walmart, Inc.	7,371
		29,811

	Containers & Packaging — 0.43%
82,736	Amcor PLC	758
497	AptarGroup, Inc.	62
1,131	Ardagh Metal Packaging SA	4
2,186	Avery Dennison Corp.	399
13,700	Ball Corp.	682
922	Berry Global Group, Inc.	57
63,720	Crown Holdings, Inc.	5,638
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
2,319	Graphic Packaging Holding Co.	$52
22,547	International Paper Co.	799
6,549	Packaging Corp. of America	1,005
7,899	Sealed Air Corp.	260
638	Silgan Holdings, Inc.	28
738	Sonoco Products Co.	40
6,916	Westrock Co.	248
		10,032

	Distributors — 0.21%
7,311	Genuine Parts Co.	1,056
7,203	LKQ Corp.	357
9,510	Pool Corp.	3,386
		4,799

	Diversified Consumer Services — 0.01%
1,585	ADT, Inc.	10
436	Bright Horizons Family Solutions, Inc.(a)	36
232	Grand Canyon Education, Inc.(a)	27
1,154	H&R Block, Inc.	50
605	Mister Car Wash, Inc.(a)	3
1,134	Service Corp. International	64
		190

	Diversified REITs — 0.13%
31,074	American Assets Trust, Inc.	604
162,143	Empire State Realty Trust, Inc.	1,303
609	Federal Realty Investment Trust	55
19,395	WP Carey, Inc.	1,050
		3,012

	Diversified Telecommunication Services — 0.40%
269,556	AT&T, Inc.	4,048
1,857	Frontier Communications Parent, Inc.(a)	29
942	Iridium Communications, Inc.	43
6,828	Liberty Global PLC, Class - A(a)	117
12,810	Liberty Global PLC, Class - C(a)	238
147,890	Verizon Communications, Inc.	4,793
		9,268

	Electric Utilities — 1.43%
27,601	Alliant Energy Corp.	1,337
27,571	American Electric Power Co., Inc.	2,074
538	Avangrid, Inc.	16
59,306	Constellation Energy Corp.	6,470
32,888	Duke Energy Corp.	2,904
22,163	Edison International	1,403
15,571	Entergy Corp.	1,440
24,329	Evergy, Inc.	1,233
24,681	Eversource Energy	1,435
47,345	Exelon Corp.	1,789
41,591	FirstEnergy Corp.	1,422
825	Hawaiian Electric Industries, Inc.	10
382	IDACORP, Inc.	36
63,684	NextEra Energy, Inc.	3,649
13,586	NRG Energy, Inc.	523
1,514	OGE Energy Corp.	50
87,465	PG&E Corp.(a)	1,410
856	Pinnacle West Capital Corp.	63
54,772	PPL Corp.	1,291
45,297	The Southern Co.	2,931
32,033	Xcel Energy, Inc.	1,833
		33,319

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.31%
243	Acuity Brands, Inc.	$41
7,425	AMETEK, Inc.	1,097
1,919	ChargePoint Holdings, Inc.(a)	10
10,765	Eaton Corp. PLC	2,296
16,593	Emerson Electric Co.	1,602
1,668	Generac Holdings, Inc.(a)	182
2,402	Hubbell, Inc.	753
1,253	nVent Electric PLC	66
3,939	Plug Power, Inc.(a)	30
494	Regal Rexnord Corp.	71
3,104	Rockwell Automation, Inc.	887
4,102	Sensata Technologies Holding PLC	155
1,580	Sunrun, Inc.(a)	20
2,442	Vertiv Holdings Co.	91
		7,301

	Electronic Equipment, Instruments & Components — 0.40%
15,973	Amphenol Corp., Class - A	1,342
1,554	Arrow Electronics, Inc.(a)	195
690	Avnet, Inc.	33
3,647	CDW Corp.	737
4,669	Cognex Corp.	198
900	Coherent Corp.(a)	29
21,459	Corning, Inc.	654
120,363	Halma PLC	2,836
226	IPG Photonics Corp.	23
3,524	Jabil, Inc.	447
4,806	Keysight Technologies, Inc.(a)	635
183	Littelfuse, Inc.	45
992	National Instruments Corp.	59
314	TD SYNNEX Corp.	31
6,121	TE Connectivity Ltd.	757
1,267	Teledyne Technologies, Inc.(a)	517
6,682	Trimble, Inc.(a)	360
1,197	Vontier Corp.	37
1,394	Zebra Technologies Corp.(a)	329
		9,264

	Energy Equipment & Services — 0.22%
38,998	Baker Hughes Co.	1,377
24,349	Halliburton Co.	986
2,968	NOV, Inc.	62
44,430	Schlumberger N.V.	2,591
3,316	TechnipFMC PLC	67
		5,083

	Entertainment — 1.17%
21,178	Activision Blizzard, Inc.	1,983
444	AMC Entertainment Holdings, Inc.(a)	4
13,706	Electronic Arts, Inc.	1,651
5,310	Liberty Media Corp.-Liberty Formula One(a)	331
159	Liberty Media Corp.-Liberty Formula One(a)	9
355	Liberty Media Corp.-Liberty Live(a)	11
148	Liberty Media Corp.-Liberty Live(a)	5
4,315	Live Nation Entertainment, Inc.(a)	358
141	Madison Square Garden Sports Corp.	25
28,602	Netflix, Inc.(a)	10,800
178	Playtika Holding Corp.(a)	2
11,651	ROBLOX Corp., Class - A(a)	337
3,325	Roku, Inc.(a)	234
39,844	Spotify Technology SA(a)	6,162
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
5,463	Take-Two Interactive Software, Inc.(a)	$767
49,347	The Walt Disney Co.(a)	3,999
326	TKO Group Holdings, Inc.	27
61,659	Warner Bros. Discovery, Inc.(a)	670
		27,375

	Financial Services — 4.66%
1,678	Affirm Holdings, Inc.(a)	36
77,615	Apollo Global Management, Inc.	6,967
40,852	Berkshire Hathaway, Inc., Class - B(a)	14,311
61,394	Block, Inc.(a)	2,717
1,119	Corebridge Financial, Inc.	22
9,663	Equitable Holdings, Inc.	275
358	Euronet Worldwide, Inc.(a)	28
112,556	Fidelity National Information Services, Inc.	6,221
137,884	Fiserv, Inc.(a)	15,576
1,907	FleetCor Technologies, Inc.(a)	487
24,003	Global Payments, Inc.	2,771
58,003	Mastercard, Inc., Class - A	22,963
2,240	MGIC Investment Corp.	37
29,116	PayPal Holdings, Inc.(a)	1,702
860	Rocket Cos., Inc., Class - A(a)	7
383	Shift4 Payments, Inc., Class - A(a)	21
380	TFS Financial Corp.	4
2,823	The Western Union Co.	37
181,728	Toast, Inc., Class - A(a)	3,404
703	UWM Holdings Corp.	3
135,891	Visa, Inc., Class - A	31,256
738	Voya Financial, Inc.	49
330	WEX, Inc.(a)	62
		108,956

	Food Products — 1.22%
23,999	Archer-Daniels-Midland Co.	1,809
10,865	Bunge Ltd.	1,176
32,521	Campbell Soup Co.	1,336
50,638	Conagra Brands, Inc.	1,389
4,315	Darling Ingredients, Inc.(a)	225
1,421	Flowers Foods, Inc.	32
345	Freshpet, Inc.(a)	23
32,260	General Mills, Inc.	2,064
37,516	Hormel Foods Corp.	1,427
497	Ingredion, Inc.	49
25,931	Kellogg Co.	1,543
66,680	Lamb Weston Holdings, Inc.	6,166
18,998	McCormick & Co., Inc./MD	1,437
49,625	Mondelez International, Inc., Class - A	3,444
353	Pilgrim's Pride Corp.(a)	8
409	Post Holdings, Inc.(a)	35
2	Seaboard Corp.	8
9,132	The Hershey Co.	1,826
10,931	The J.M. Smucker Co.	1,344
56,082	The Kraft Heinz Co.	1,886
25,120	Tyson Foods, Inc., Class - A	1,269
		28,496

	Gas Utilities — 0.09%
13,129	Atmos Energy Corp.	1,390
665	National Fuel Gas Co.	35
25,558	UGI Corp.	588
		2,013

	Ground Transportation — 1.18%
154	Avis Budget Group, Inc.(a)	28

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ground Transportation (continued)
67,242	Canadian Pacific Kansas City Ltd.	$5,003
32,441	Canadian Pacific Kansas City Ltd.	2,412
63,164	CSX Corp.	1,943
1,015	Hertz Global Holdings, Inc.(a)	12
3,277	JB Hunt Transport Services, Inc.	618
10,070	Knight-Swift Transportation Holdings, Inc.	505
271	Landstar System, Inc.	48
2,316	Lyft, Inc., Class - A(a)	24
8,202	Norfolk Southern Corp.	1,615
2,669	Old Dominion Freight Line, Inc.	1,092
346	Ryder System, Inc.	37
201	Saia, Inc.(a)	80
410	Schneider National, Inc., Class - B	11
216,834	Uber Technologies, Inc.(a)	9,972
68	U-Haul Holding Co.(a)	4
2,510	U-Haul Holding Co.	131
18,870	Union Pacific Corp.	3,843
860	XPO, Inc.(a)	64
		27,442

	Health Care Equipment & Supplies — 1.57%
52,240	Abbott Laboratories	5,059
1,994	Align Technology, Inc.(a)	609
35,497	Baxter International, Inc.	1,340
11,410	Becton Dickinson & Co.	2,950
49,403	Boston Scientific Corp.(a)	2,608
11,550	DENTSPLY SIRONA, Inc.	395
15,379	Dexcom, Inc.(a)	1,435
16,346	Edwards Lifesciences Corp.(a)	1,132
384	Enovis Corp.(a)	20
1,234	Envista Holdings Corp.(a)	34
10,903	GE HealthCare Technologies, Inc.	742
897	Globus Medical, Inc.(a)	45
16,107	Hologic, Inc.(a)	1,117
153	ICU Medical, Inc.(a)	18
8,088	IDEXX Laboratories, Inc.(a)	3,537
217	Inspire Medical Systems, Inc.(a)	43
12,645	Insulet Corp.(a)	2,016
549	Integra LifeSciences Holdings Corp.(a)	21
13,639	Intuitive Surgical, Inc.(a)	3,987
360	Masimo Corp.(a)	32
44,136	Medtronic PLC	3,458
784	Novocure Ltd.(a)	13
270	Penumbra, Inc.(a)	65
403	QuidelOrtho Corp.(a)	29
5,333	ResMed, Inc.	789
274	Shockwave Medical, Inc.(a)	55
3,926	STERIS PLC	862
9,331	Stryker Corp.	2,550
484	Tandem Diabetes Care, Inc.(a)	10
1,266	Teleflex, Inc.	249
1,331	The Cooper Cos., Inc.	423
8,534	Zimmer Biomet Holdings, Inc.	958
		36,601

	Health Care Providers & Services — 2.32%
675	Acadia Healthcare Co., Inc.(a)	47
1,974	agilon health, Inc.(a)	35
243	Amedisys, Inc.(a)	23
9,930	AmerisourceBergen Corp.	1,787
16,821	Cardinal Health, Inc.	1,460
27,757	Centene Corp.(a)	1,911
111	Chemed Corp.	58
47,330	CVS Health Corp.	3,304
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
9,889	DaVita, Inc.(a)	$935
8,185	Elevance Health, Inc.	3,564
743	Encompass Health Corp.	50
5,559	HCA Healthcare, Inc.	1,368
12,837	Henry Schein, Inc.(a)	954
5,360	Humana, Inc.	2,608
5,858	Laboratory Corp. of America Holdings	1,178
5,923	McKesson Corp.	2,576
3,703	Molina Healthcare, Inc.(a)	1,214
893	Premier, Inc., Class - A	19
11,083	Quest Diagnostics, Inc.	1,351
1,155	R1 RCM, Inc.(a)	17
762	Tenet Healthcare Corp.(a)	50
29,393	The Cigna Group	8,409
41,639	UnitedHealth Group, Inc.	20,992
2,698	Universal Health Services, Inc., Class - B	340
		54,250

	Health Care REITs — 0.47%
78,433	CareTrust REIT, Inc.	1,608
57,075	Healthcare Realty Trust, Inc.	871
40,786	Healthpeak Properties, Inc.	748
4,504	Medical Properties Trust, Inc.	25
52,320	Omega Healthcare Investors, Inc.	1,735
23,177	Ventas, Inc.	977
60,877	Welltower, Inc.	4,987
		10,951

	Health Care Technology — 0.16%
881	Certara, Inc.(a)	13
848	Doximity, Inc., Class - A(a)	18
1,218	Teladoc Health, Inc.(a)	23
17,805	Veeva Systems, Inc., Class - A(a)	3,622
		3,676

	Hotel & Resort REITs — 0.05%
19,182	Host Hotels & Resorts, Inc.	308
1,690	Park Hotels & Resorts, Inc.	21
11,410	Ryman Hospitality Properties, Inc.	950
		1,279

	Hotels, Restaurants & Leisure — 2.17%
18,754	Airbnb, Inc., Class - A(a)	2,574
6,596	Aramark	229
1,000	Booking Holdings, Inc.(a)	3,084
555	Boyd Gaming Corp.	34
5,756	Caesars Entertainment, Inc.(a)	267
27,022	Carnival Corp.(a)	371
122	Cava Group, Inc.(a)	4
3,957	Chipotle Mexican Grill, Inc.(a)	7,248
17,717	Choice Hotels International, Inc.	2,170
541	Churchill Downs, Inc.	63
3,256	Darden Restaurants, Inc.	467
2,789	Domino's Pizza, Inc.	1,057
7,201	DoorDash, Inc., Class - A(a)	572
11,251	DraftKings, Inc.(a)	331
3,863	Expedia Group, Inc.(a)	398
41,900	Hilton Worldwide Holdings, Inc.	6,292
10,023	Hyatt Hotels Corp., Class - A	1,063
106,062	Las Vegas Sands Corp.	4,862
10,512	Marriott International, Inc., Class - A	2,066
284	Marriott Vacations Worldwide Corp.	29
23,027	McDonald's Corp.	6,066
7,934	MGM Resorts International	291

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
3,172	Norwegian Cruise Line Holdings Ltd.(a)	$52
1,172	Penn Entertainment, Inc.(a)	27
633	Planet Fitness, Inc., Class - A(a)	31
6,241	Royal Caribbean Cruises Ltd.(a)	575
30,827	Starbucks Corp.	2,814
505	Texas Roadhouse, Inc.	49
1,293	The Wendy's Co.	26
560	Travel + Leisure Co.	21
1,087	Vail Resorts, Inc.	242
226	Wingstop, Inc.	41
635	Wyndham Hotels & Resorts, Inc.	44
60,188	Wynn Resorts Ltd.	5,561
12,778	Yum! Brands, Inc.	1,596
		50,617

	Household Durables — 0.78%
59,507	D.R. Horton, Inc.	6,395
4,142	Garmin Ltd.	436
1,009	Leggett & Platt, Inc.	26
28,433	Lennar Corp., Class - A	3,191
112	Lennar Corp., Class - B	11
11,283	Meritage Homes Corp.	1,381
1,453	Mohawk Industries, Inc.(a)	124
2,863	Newell Brands, Inc.	26
87	NVR, Inc.(a)	519
6,025	PulteGroup, Inc.	446
120,720	Tempur Sealy International, Inc.	5,232
836	Toll Brothers, Inc.	62
242	TopBuild Corp.(a)	61
1,468	Whirlpool Corp.	196
		18,106

	Household Products — 0.78%
18,821	Church & Dwight Co., Inc.	1,725
36,437	Colgate-Palmolive Co.	2,591
18,333	Kimberly-Clark Corp.	2,216
412	Reynolds Consumer Products, Inc.	11
302	Spectrum Brands Holdings, Inc.	24
10,732	The Clorox Co.	1,407
70,538	The Procter & Gamble Co.	10,287
		18,261

	Independent Power and Renewable Electricity Producers — 0.05%
968	Brookfield Renewable Corp., Class - A	23
261	Clearway Energy, Inc., Class - A	5
618	Clearway Energy, Inc., Class - C	13
18,042	The AES Corp.	274
27,140	Vistra Corp.	901
		1,216

	Industrial Conglomerates — 0.38%
21,711	3M Co.	2,033
29,374	General Electric Co.	3,248
19,732	Honeywell International, Inc.	3,644
		8,925

	Industrial REITs — 0.59%
2,038	Americold Realty Trust, Inc.	62
15,102	EastGroup Properties, Inc.	2,515
999	First Industrial Realty Trust, Inc.	48
52,605	Plymouth Industrial REIT, Inc.	1,102
88,163	Prologis, Inc.	9,892
1,483	Rexford Industrial Realty, Inc.	73
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial REITs (continued)
1,356	STAG Industrial, Inc.	$47
		13,739

	Insurance — 2.12%
24,140	Aflac, Inc.	1,853
7,275	American Financial Group, Inc.	812
19,623	American International Group, Inc.	1,189
7,102	Aon PLC, Class - A	2,303
18,832	Arch Capital Group Ltd.(a)	1,501
20,428	Arthur J. Gallagher & Co.	4,657
7,384	Assurant, Inc.	1,060
437	Assured Guaranty Ltd.	26
590	Axis Capital Holdings Ltd.	33
514	Brighthouse Financial, Inc.(a)	25
9,113	Brown & Brown, Inc.	636
15,060	Chubb Ltd.	3,136
7,779	Cincinnati Financial Corp.	795
207	CNA Financial Corp.	8
3,549	Erie Indemnity Co., Class - A	1,042
3,239	Everest Group Ltd.	1,204
6,991	Fidelity National Financial, Inc.	288
765	First American Financial Corp.	43
7,408	Globe Life, Inc.	806
482	Kemper Corp.	20
165	Kinsale Capital Group, Inc.	68
1,287	Lincoln National Corp.	32
14,046	Loews Corp.	890
2,890	Markel Group, Inc.(a)	4,256
49,243	Marsh & McLennan Cos., Inc.	9,372
20,750	MetLife, Inc.	1,306
2,054	Old Republic International Corp.	55
278	Primerica, Inc.	54
6,549	Principal Financial Group, Inc.	472
9,873	Prudential Financial, Inc.	937
507	Reinsurance Group of America, Inc.	74
374	RenaissanceRe Holdings Ltd.	74
304	RLI Corp.	41
692	Ryan Specialty Holdings, Inc.(a)	33
14,924	The Allstate Corp.	1,662
268	The Hanover Insurance Group, Inc.	30
17,092	The Hartford Financial Services Group, Inc.	1,212
23,300	The Progressive Corp.	3,246
11,848	The Travelers Cos., Inc.	1,935
1,503	Unum Group	74
19,106	W.R. Berkley Corp.	1,213
19	White Mountains Insurance Group Ltd.	28
5,103	Willis Towers Watson PLC	1,066
		49,567

	Interactive Media & Services — 4.23%
270,094	Alphabet, Inc., Class - A(a)	35,345
159,794	Alphabet, Inc., Class - C(a)	21,069
545,251	Auto Trader Group PLC	4,096
583	IAC, Inc.(a)	29
7,522	Match Group, Inc.(a)	295
88,521	Meta Platforms, Inc., Class - A(a)	26,575
222,795	Pinterest, Inc., Class - A(a)	6,022
76,177	Scout24 SE-	5,281
19,787	Snap, Inc., Class - A(a)	176
775	TripAdvisor, Inc.(a)	13
7,464	ZoomInfo Technologies, Inc.(a)	123
		99,024

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services — 1.03%
17,043	Accenture PLC, Class - A	$5,234
7,867	Akamai Technologies, Inc.(a)	838
901	Amdocs Ltd.	76
7,497	Cloudflare, Inc., Class - A(a)	472
13,700	Cognizant Technology Solutions Corp., Class - A	928
1,745	DXC Technology Co.(a)	36
1,542	EPAM Systems, Inc.(a)	394
2,120	Gartner, Inc.(a)	728
309	Globant SA(a)	61
80,155	GoDaddy, Inc., Class - A(a)	5,971
31,149	International Business Machines Corp.	4,370
1,550	Kyndryl Holdings, Inc.(a)	23
4,923	MongoDB, Inc.(a)	1,703
4,155	Okta, Inc.(a)	338
13,697	Snowflake, Inc., Class - A(a)	2,093
4,637	Twilio, Inc., Class - A(a)	272
2,505	VeriSign, Inc.(a)	508
		24,045

	Leisure Products — 0.03%
548	Brunswick Corp.	43
7,596	Hasbro, Inc.	502
2,666	Mattel, Inc.(a)	59
2,337	Peloton Interactive, Inc., Class - A(a)	12
417	Polaris, Inc.	43
654	YETI Holdings, Inc.(a)	32
		691

	Life Sciences Tools & Services — 1.87%
698	10X Genomics, Inc., Class - A(a)	29
52,112	Agilent Technologies, Inc.	5,827
18,268	Avantor, Inc.(a)	385
518	Azenta, Inc.(a)	26
595	Bio-Rad Laboratories, Inc., Class - A(a)	213
4,237	Bio-Techne Corp.	288
813	Bruker Corp.	51
1,380	Charles River Laboratories International, Inc.(a)	271
45,392	Danaher Corp.	11,262
29,248	Eurofins Scientific SE	1,648
672	Fortrea Holdings, Inc.(a)	19
616	ICON PLC(a)	152
4,265	Illumina, Inc.(a)	586
5,007	IQVIA Holdings, Inc.(a)	985
833	Maravai LifeSciences Holdings, Inc., Class - A(a)	8
176	Medpace Holdings, Inc.(a)	43
3,041	Mettler-Toledo International, Inc.(a)	3,369
1,720	QIAGEN N.V.(a)	70
1,448	Repligen Corp.(a)	231
3,396	Revvity, Inc.	376
13,422	Sartorius Stedim Biotech	3,193
750	Sotera Health Co.(a)	11
26,463	Thermo Fisher Scientific, Inc.	13,394
2,106	Waters Corp.(a)	577
2,005	West Pharmaceutical Services, Inc.	752
		43,766

	Machinery — 1.03%
471	AGCO Corp.	56
699	Allison Transmission Holdings, Inc.	41
15,461	Caterpillar, Inc.	4,222
7,386	CNH Industrial N.V.	89
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
357	Crane Co.	$32
357	Crane NXT Co.	20
5,589	Cummins, Inc.	1,276
8,461	Deere & Co.	3,193
921	Donaldson Co., Inc.	55
3,783	Dover Corp.	527
430	Esab Corp.	30
987	Flowserve Corp.	39
9,568	Fortive Corp.	709
912	Gates Industrial Corp. PLC(a)	11
4,544	Graco, Inc.	331
11,525	IDEX Corp.	2,398
9,490	Illinois Tool Works, Inc.	2,186
10,941	Ingersoll Rand, Inc.	697
633	ITT, Inc.	62
425	Lincoln Electric Holdings, Inc.	77
1,432	Nordson Corp.	320
498	Oshkosh Corp.	48
15,018	Otis Worldwide Corp.	1,206
20,258	PACCAR, Inc.	1,722
3,464	Parker-Hannifin Corp.	1,349
4,441	Pentair PLC	288
214	RBC Bearings, Inc.(a)	50
3,326	Snap-on, Inc.	848
4,144	Stanley Black & Decker, Inc.	347
406	The Middleby Corp.(a)	52
464	The Timken Co.	34
7,615	The Toro Co.	633
4,847	Westinghouse Air Brake Technologies Corp.	515
6,432	Xylem, Inc.	585
		24,048

	Marine Transportation — 0.00%
453	Kirby Corp.(a)	38

	Media — 0.54%
44	Cable One, Inc.	27
3,329	Charter Communications, Inc., Class - A(a)	1,464
119,191	Comcast Corp., Class - A	5,285
1,900	DISH Network Corp., Class - A(a)	11
26,505	Fox Corp., Class - A	827
22,680	Fox Corp., Class - B	656
132	Liberty Broadband Corp., Class - A(a)	12
4,591	Liberty Broadband Corp., Class - C(a)	419
4,393	Liberty Media Corp.-Liberty SiriusXM(a)	112
569	Liberty Media Corp.-Liberty SiriusXM(a)	14
10,330	News Corp., Class - A	207
897	News Corp., Class - B	19
258	Nexstar Media Group, Inc.	37
10,787	Omnicom Group, Inc.	804
70	Paramount Global, Class - A	1
13,858	Paramount Global, Class - B	178
170,485	Sirius XM Holdings, Inc.^	771
10,445	The Interpublic Group of Cos., Inc.	299
1,232	The New York Times Co., Class - A	51
18,981	The Trade Desk, Inc., Class - A(a)	1,483
		12,677

	Metals & Mining — 0.25%
1,341	Alcoa Corp.	39
13,846	Cleveland-Cliffs, Inc.(a)	217
38,668	Freeport-McMoRan, Inc.	1,440
785	MP Materials Corp.(a)	15

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
47,467	Newmont Corp.	$1,755
6,785	Nucor Corp.	1,061
2,406	Reliance Steel & Aluminum Co.	631
497	Royal Gold, Inc.	53
648	Southern Copper Corp.	49
1,562	SSR Mining, Inc.	21
4,345	Steel Dynamics, Inc.	466
1,703	United States Steel Corp.	55
		5,802

	Mortgage Real Estate Investment Trusts — 0.03%
4,327	AGNC Investment Corp.	41
26,380	Annaly Capital Management, Inc.	496
3,639	Rithm Capital Corp.	34
2,215	Starwood Property Trust, Inc.	43
		614

	Multi-Utilities — 0.81%
20,500	Ameren Corp.	1,534
47,227	CenterPoint Energy, Inc.	1,268
52,550	CMS Energy Corp.	2,791
22,230	Consolidated Edison, Inc.	1,901
45,141	Dominion Energy, Inc.	2,016
15,514	DTE Energy Co.	1,541
49,256	NiSource, Inc.	1,215
28,640	Public Service Enterprise Group, Inc.	1,630
29,382	Sempra Energy	1,999
37,020	WEC Energy Group, Inc.	2,982
		18,877

	Office REITs — 0.13%
6,331	Alexandria Real Estate Equities, Inc.	634
4,100	Boston Properties, Inc.	244
1,145	Cousins Properties, Inc.	23
788	Highwoods Properties, Inc.	16
27,856	Kilroy Realty Corp.	881
34,228	SL Green Realty Corp.	1,277
1,338	Vornado Realty Trust	30
		3,105

	Oil, Gas & Consumable Fuels — 2.22%
2,550	Antero Midstream Corp.	31
2,151	Antero Resources Corp.(a)	55
8,332	APA Corp.	342
11,108	Cheniere Energy, Inc.	1,843
7,542	Chesapeake Energy Corp.	651
53,071	Chevron Corp.	8,948
35,794	ConocoPhillips	4,288
45,458	Coterra Energy, Inc.	1,229
17,317	Devon Energy Corp.	826
4,705	Diamondback Energy, Inc.	728
735	DT Midstream, Inc.	39
17,772	EOG Resources, Inc.	2,253
12,265	EQT Corp.	498
116,024	Exxon Mobil Corp.	13,643
8,090	Hess Corp.	1,237
11,138	HF Sinclair Corp.	634
95,698	Kinder Morgan, Inc.	1,587
16,725	Marathon Oil Corp.	448
13,036	Marathon Petroleum Corp.	1,973
418	New Fortress Energy, Inc.	14
18,275	Occidental Petroleum Corp.	1,186
14,125	ONEOK, Inc.	896
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
6,910	Ovintiv, Inc.	$329
16,789	Phillips 66	2,017
6,300	Pioneer Natural Resources Co.	1,446
1,786	Range Resources Corp.	58
8,345	Southwestern Energy Co.(a)	54
5,854	Targa Resources Corp.	502
164	Texas Pacific Land Corp.	299
54,630	The Williams Cos., Inc.	1,840
12,975	Valero Energy Corp.	1,838
		51,732

	Paper & Forest Products — 0.00%
485	Louisiana-Pacific Corp.	27

	Passenger Airlines — 0.03%
949	Alaska Air Group, Inc.(a)	35
4,899	American Airlines Group, Inc.(a)	63
7,977	Delta Air Lines, Inc.	294
7,396	Southwest Airlines Co.	201
2,474	United Airlines Holdings, Inc.(a)	105
		698

	Personal Care Products — 0.12%
2,665	Coty, Inc., Class - A(a)	29
43,029	Kenvue, Inc.	864
11,800	L'Oreal SA, ADR	978
943	Olaplex Holdings, Inc.(a)	2
6,247	The Estee Lauder Cos., Inc.	903
		2,776

	Pharmaceuticals — 2.34%
19,257	AstraZeneca PLC, ADR	1,304
75,418	Bristol-Myers Squibb Co.	4,377
4,864	Catalent, Inc.(a)	222
3,702	Elanco Animal Health, Inc.(a)	42
30,560	Eli Lilly & Co.	16,414
6,432	Jazz Pharmaceuticals PLC(a)	832
71,610	Johnson & Johnson	11,153
79,291	Merck & Co., Inc.	8,163
22,326	Novo Nordisk A/S, ADR	2,030
1,927	Organon & Co.	33
1,019	Perrigo Co. PLC	33
183,152	Pfizer, Inc.	6,076
36,378	Royalty Pharma PLC, Class - A	988
76,222	Viatris, Inc.	751
12,484	Zoetis, Inc.	2,172
		54,590

	Professional Services — 2.05%
11,984	Automatic Data Processing, Inc.	2,884
10,966	Booz Allen Hamilton Holding Corp.	1,198
3,175	Broadridge Financial Solutions, Inc.	568
171	CACI International, Inc., Class - A(a)	54
100,849	Ceridian HCM Holding, Inc.(a)	6,842
757,251	Clarivate PLC(a)	5,081
322	Concentrix Corp.	26
64,637	CoStar Group, Inc.(a)	4,970
1,907	Dun & Bradstreet Holdings, Inc.	19
3,306	Equifax, Inc.	606
256	FTI Consulting, Inc.(a)	46
1,353	Genpact Ltd.	49
5,858	Jack Henry & Associates, Inc.	885
4,520	Jacobs Solutions, Inc.	617
1,034	KBR, Inc.	61

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
13,053	Leidos Holdings, Inc.	$1,203
381	ManpowerGroup, Inc.	28
8,761	Paychex, Inc.	1,010
23,596	Paycom Software, Inc.	6,117
461	Paycor HCM, Inc.(a)	11
19,461	Paylocity Holding Corp.(a)	3,536
2,890	Robert Half International, Inc.	212
417	Science Applications International Corp.	44
101,851	SS&C Technologies Holdings, Inc.	5,351
73,298	TransUnion	5,262
5,475	Verisk Analytics, Inc.	1,294
		47,974

	Real Estate Management & Development — 0.33%
21,029	CBRE Group, Inc., Class - A(a)	1,553
28,752	Corp. Inmobiliaria Vesta Sab de CV, ADR	945
254	Howard Hughes Holdings, Inc.(a)	19
362	Jones Lang LaSalle, Inc.(a)	51
77,519	Tricon Residential, Inc.	574
427	Zillow Group, Inc., Class - A(a)	19
100,175	Zillow Group, Inc., Class - C(a)	4,624
		7,785

	Residential REITs — 1.35%
158,322	American Homes 4 Rent, Class - A	5,333
1,135	Apartment Income REIT Corp.	35
52,515	AvalonBay Communities, Inc.	9,018
9,554	Camden Property Trust	904
13,918	Equity LifeStyle Properties, Inc.	887
16,860	Equity Residential	990
12,460	Essex Property Trust, Inc.	2,643
97,435	Invitation Homes, Inc.	3,088
7,556	Mid-America Apartment Communities, Inc.	972
31,747	Sun Communities, Inc.	3,757
67,556	UDR, Inc.	2,410
85,877	Veris Residential, Inc.	1,417
		31,454

	Retail REITs — 0.48%
672	Agree Realty Corp.	37
112,499	Brixmor Property Group, Inc.	2,338
30,482	Getty Realty Corp.	845
16,616	Kimco Realty Corp.	293
22,311	Kite Realty Group Trust	478
1,373	NNN REIT, Inc.	49
38,327	Phillips Edison & Co., Inc.	1,285
33,240	Realty Income Corp.	1,660
6,037	Regency Centers Corp.	358
22,228	Simon Property Group, Inc.	2,402
1,055	Spirit Realty Capital, Inc.	35
59,655	Tanger Factory Outlet Centers, Inc.	1,348
		11,128

	Semiconductors & Semiconductor Equipment — 4.44%
69,012	Advanced Micro Devices, Inc.(a)	7,096
503	Allegro MicroSystems, Inc.(a)	16
13,581	Analog Devices, Inc.	2,378
60,815	Applied Materials, Inc.	8,420
6,898	ARM Holdings PLC, ADR(a)	369
5,375	ASML Holding N.V., NYS	3,164
13,814	Broadcom, Inc.	11,474
416	Cirrus Logic, Inc.(a)	31
3,668	Enphase Energy, Inc.(a)	441
4,035	Entegris, Inc.	379
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,783	First Solar, Inc.(a)	$449
592	GLOBALFOUNDRIES, Inc.(a)	34
112,665	Intel Corp.	4,006
3,706	KLA Corp.	1,700
3,629	Lam Research Corp.	2,274
3,713	Lattice Semiconductor Corp.(a)	319
23,163	Marvell Technology, Inc.	1,254
14,646	Microchip Technology, Inc.	1,143
36,233	Micron Technology, Inc.	2,465
501	MKS Instruments, Inc.	43
1,219	Monolithic Power Systems, Inc.	563
104,011	NVIDIA Corp.	45,245
5,049	NXP Semiconductors N.V.	1,009
11,665	ON Semiconductor Corp.(a)	1,084
2,678	Qorvo, Inc.(a)	255
30,094	QUALCOMM, Inc.	3,342
4,302	Skyworks Solutions, Inc.	424
1,095	SolarEdge Technologies, Inc.(a)	142
4,202	Teradyne, Inc.	422
24,508	Texas Instruments, Inc.	3,897
353	Universal Display Corp.	55
3,344	Wolfspeed, Inc.(a)	128
		104,021

	Software — 10.06%
28,087	Adobe, Inc.(a)	14,321
455	Alteryx, Inc., Class - A(a)	17
14,358	ANSYS, Inc.(a)	4,271
20,013	Appfolio, Inc., Class - A(a)	3,655
1,660	AppLovin Corp., Class - A(a)	66
1,971	Aspen Technology, Inc.(a)	403
4,052	Atlassian Corp., Class - A(a)	816
5,780	Autodesk, Inc.(a)	1,196
5,572	Bentley Systems, Inc., Class - B	280
2,638	BILL Holdings, Inc.(a)	286
25,414	Cadence Design Systems, Inc.(a)	5,954
1,519	CCC Intelligent Solutions Holdings, Inc.(a)	20
4,606	Confluent, Inc., Class - A(a)	136
10,342	Crowdstrike Holdings, Inc., Class - A(a)	1,731
64,363	Dassault Systemes SE	2,390
6,970	Datadog, Inc., Class - A(a)	635
5,440	DocuSign, Inc.(a)	229
449	Dolby Laboratories, Inc., Class - A	36
849	DoubleVerify Holdings, Inc.(a)	24
7,015	Dropbox, Inc., Class - A(a)	191
6,505	Dynatrace, Inc.(a)	304
587	Elastic N.V.(a)	48
670	Fair Isaac Corp.(a)	582
531	Five9, Inc.(a)	34
17,932	Fortinet, Inc.(a)	1,052
46,414	Gen Digital, Inc.	821
663	Gitlab, Inc., Class - A(a)	30
622	Guidewire Software, Inc.(a)	56
701	HashiCorp, Inc., Class - A(a)	16
1,839	HubSpot, Inc.(a)	905
279	Informatica, Inc., Class - A(a)	6
18,721	Intuit, Inc.	9,566
37,626	Kinaxis, Inc.(a)	4,244
1,680	Manhattan Associates, Inc.(a)	332
312,492	Microsoft Corp.	98,672
102,767	Money Forward, Inc.(a)	3,281
528	nCino, Inc.(a)	17
974	NCR Corp.(a)	26

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
404	New Relic, Inc.(a)	$35
1,742	Nutanix, Inc., Class - A(a)	61
92,624	Oracle Corp.	9,811
49,359	Palantir Technologies, Inc., Class - A(a)	790
32,778	Palo Alto Networks, Inc.(a)	7,684
314	Pegasystems, Inc.	14
47,144	Procore Technologies, Inc.(a)	3,080
2,990	PTC, Inc.(a)	423
646	RingCentral, Inc., Class - A(a)	19
12,390	Roper Technologies, Inc.	6,000
60,808	Salesforce, Inc.(a)	12,330
1,448	SentinelOne, Inc., Class - A(a)	24
7,382	ServiceNow, Inc.(a)	4,126
964	Smartsheet, Inc., Class - A(a)	39
4,269	Splunk, Inc.(a)	625
4,110	Synopsys, Inc.(a)	1,886
776	Teradata Corp.(a)	35
43,039	The Descartes Systems Group, Inc.(a)	3,159
929,184	The Sage Group PLC	11,180
16,930	Tyler Technologies, Inc.(a)	6,537
9,881	UiPath, Inc., Class - A(a)	169
6,594	Unity Software, Inc.(a)	207
6,227	VMware, Inc., Class - A(a)	1,037
29,201	Workday, Inc., Class - A(a)	6,274
28,893	Xero Ltd.(a)	2,077
6,499	Zoom Video Communications, Inc., Class - A(a)	454
2,362	Zscaler, Inc.(a)	368
		235,093

	Specialized REITs — 1.67%
23,621	American Tower Corp.	3,884
17,554	Crown Castle, Inc.	1,615
36,978	CubeSmart	1,410
29,236	Digital Realty Trust, Inc.	3,538
24,537	EPR Properties	1,019
16,753	Equinix, Inc.	12,168
9,605	Extra Space Storage, Inc.	1,168
19,021	Gaming and Leisure Properties, Inc.	866
51,390	Iron Mountain, Inc.	3,055
656	Lamar Advertising Co., Class - A	55
603	National Storage Affiliates Trust	19
18,246	Public Storage	4,809
1,105	Rayonier, Inc.	31
4,985	SBA Communications Corp.	998
117,103	VICI Properties, Inc.	3,407
29,473	Weyerhaeuser Co.	904
		38,946

	Specialty Retail — 1.40%
4,227	Advance Auto Parts, Inc.	236
230	AutoNation, Inc.(a)	35
830	AutoZone, Inc.(a)	2,108
5,953	Bath & Body Works, Inc.	202
5,288	Best Buy Co., Inc.	367
1,752	Burlington Stores, Inc.(a)	237
4,275	CarMax, Inc.(a)	303
2,444	Chewy, Inc., Class - A(a)	45
1,674	Dick's Sporting Goods, Inc.	181
414	Five Below, Inc.(a)	67
783	Floor & Decor Holdings, Inc., Class - A(a)	71
2,036	GameStop Corp., Class - A(a)	34
206	Lithia Motors, Inc.	61
15,907	Lowe's Cos., Inc.	3,306
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
149	Murphy USA, Inc.	$51
3,630	O'Reilly Automotive, Inc.(a)	3,300
152	Penske Automotive Group, Inc.	25
610	Petco Health & Wellness Co., Inc.(a)	2
123	Restoration Hardware Co.(a)	33
9,168	Ross Stores, Inc.	1,036
1,475	The Gap, Inc.	16
30,420	The Home Depot, Inc.	9,191
107,926	The TJX Cos., Inc.	9,591
4,369	Tractor Supply Co.	887
2,658	Ulta Beauty, Inc.(a)	1,062
1,302	Valvoline, Inc.	42
615	Victoria's Secret & Co.(a)	10
598	Wayfair, Inc., Class - A(a)	36
503	Williams-Sonoma, Inc.	78
		32,613

	Technology Hardware, Storage & Peripherals — 3.79%
500,831	Apple, Inc.	85,746
4,989	Dell Technologies, Inc., Class - C	344
34,867	Hewlett Packard Enterprise Co.	605
23,758	HP, Inc.	611
5,743	NetApp, Inc.	436
2,163	Pure Storage, Inc., Class - A(a)	77
3,632	Seagate Technology Holdings PLC	240
919	Super Micro Computer, Inc.(a)	252
8,646	Western Digital Corp.(a)	395
		88,706

	Textiles, Apparel & Luxury Goods — 0.41%
930	Capri Holdings Ltd.(a)	49
283	Carter's, Inc.	20
273	Columbia Sportswear Co.	20
459	Crocs, Inc.(a)	40
711	Deckers Outdoor Corp.(a)	366
7,448	Lululemon Athletica, Inc.(a)	2,872
12,495	LVMH Moet Hennessy Louis Vuitton SE, ADR	1,888
41,018	NIKE, Inc., Class - B	3,921
478	PVH Corp.	37
307	Ralph Lauren Corp.	36
1,015	Skechers USA, Inc., Class - A(a)	50
1,791	Tapestry, Inc.	51
1,429	Under Armour, Inc., Class - A(a)	10
1,440	Under Armour, Inc., Class - C(a)	9
9,114	V.F. Corp.	161
		9,530

	Tobacco — 0.34%
73,607	Altria Group, Inc.	3,095
53,182	Philip Morris International, Inc.	4,924
		8,019

	Trading Companies & Distributors — 0.51%
788	Air Lease Corp.	31
640	Core & Main, Inc., Class - A(a)	18
46,231	Fastenal Co.	2,527
40,400	Ferguson PLC	6,645
350	MSC Industrial Direct Co., Inc.	34
337	SiteOne Landscape Supply, Inc.(a)	55
1,856	United Rentals, Inc.	825
1,863	W.W. Grainger, Inc.	1,289
899	Watsco, Inc.	339

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
338	WESCO International, Inc.	$49
		11,812

	Water Utilities — 0.10%
10,696	American Water Works Co., Inc.	1,324
27,389	Essential Utilities, Inc.	941
		2,265

	Wireless Telecommunication Services — 0.35%
58,189	T-Mobile US, Inc.	8,149

	Total Common Stocks	1,900,353

	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 12/31/49(a)(b)(c)	—

	Total Contingent Right	—

	Exchange-Traded Funds — 4.38%
1,583,300	Invesco S&P 500 Low Volatility ETF	93,082
8,594	iShares Russell 1000 ETF	2,019
16,960	SPDR S&P 500 ETF Trust	7,250

	Total Exchange-Traded Funds	102,351

	Investment Companies — 13.13%
898,067	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.99%^^(d)	898
305,776,573	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(d)	305,777

	Total Investment Companies	306,675

	Total Investments (cost $1,779,409) — 98.88%	2,309,379
	Other assets in excess of liabilities — 1.12%	26,142

	Net Assets - 100.00%	$2,335,521

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Rhumbline Advisers	Total
Common Stocks	11.76%	3.98%	50.13%	-	2.64%	-	12.86%	81.37%
Contingent Right	-	-	0.00%	-	-	-	-	0.00%
Exchange-Traded Funds	0.31%	-	-	3.99%	-	-	0.08%	4.38%
Investment Companies	-	-	0.07%	13.00%	0.03%	-	0.03%	13.13%
Other Assets (Liabilities)	0.05%	0.06%	0.11%	0.86%	0.01%	0.02%	0.01%	1.12%
Total Net Assets	12.12%	4.04%	50.31%	17.85%	2.68%	0.02%	12.98%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1,671	12/15/23	$361,395	$(6,270)
Russell 2000 Mini Index Future	115	12/15/23	10,342	(27)
			$371,737	$(6,297)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(6,297)
	Total Net Unrealized Appreciation/(Depreciation)			$(6,297)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.20%
	Aerospace & Defense — 0.73%
347	AAR Corp.(a)	$21
176	AeroVironment, Inc.(a)	20
700	Curtiss-Wright Corp.	136
716	Kaman Corp.	14
9,052	Kratos Defense & Security Solutions, Inc.(a)	136
64	Moog, Inc., Class - A	7
4,777	Redwire Corp.^(a)	14
4,770	Triumph Group, Inc.(a)	37
2,533	V2X, Inc.(a)	131
		516

	Air Freight & Logistics — 0.14%
670	Air Transport Services Group, Inc.(a)	14
538	Forward Air Corp.	37
586	Hub Group, Inc., Class - A(a)	46
		97

	Automobile Components — 1.75%
1,571	Adient PLC(a)	58
2,008	American Axle & Manufacturing Holdings, Inc.(a)	15
25,347	Dana, Inc.	372
554	Dorman Products, Inc.	42
10,286	Modine Manufacturing Co.(a)	470
930	Patrick Industries, Inc.	70
817	Stoneridge, Inc.(a)	16
1,818	The Goodyear Tire & Rubber Co.(a)	23
872	Visteon Corp.(a)	120
522	Winnebago Industries, Inc.	31
216	XPEL, Inc.(a)	17
		1,234

	Banks — 9.00%
1,715	Ameris Bancorp	66
1,712	Axos Financial, Inc.(a)	65
813	Banc of California, Inc.	10
1,048	BancFirst Corp.	91
4,378	Bank of Marin Bancorp	80
6,654	BankUnited, Inc.	151
1,471	Bankwell Financial Group, Inc.	36
1,775	Banner Corp.	75
2,204	BCB Bancorp, Inc.	25
4,171	Berkshire Hills Bancorp, Inc.	84
418	Byline Bancorp, Inc.	8
5,139	Cadence Bank	109
2,951	Cathay General Bancorp	103
1,054	Central Valley Community Bancorp	15
3,735	Columbia Banking System, Inc.	76
3,488	Columbia Financial, Inc.(a)	55
2,630	ConnectOne Bancorp, Inc.	47
777	Cullen/Frost Bankers, Inc.	71
9,064	CVB Financial Corp.	150
3,447	Dime Community Bancshares, Inc.	69
2,962	Eastern Bankshares, Inc.	37
3,279	Enterprise Financial Services Corp.	123
6,060	FB Financial Corp.	172
24,739	First Bancorp	332
952	First Bancorp	27
2,341	First Bank	25
3,516	First Busey Corp.	68
14,222	First Commonwealth Financial Corp.	174
3,478	First Financial Bancorp	68
22,418	First Foundation, Inc.	136

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
5,034	First Horizon Corp.	$55
6,998	First Merchants Corp.	194
1,201	Flushing Financial Corp.	16
6,458	Fulton Financial Corp.	78
3,205	Hancock Whitney Corp.	119
2,946	Heartland Financial USA, Inc.	87
868	Hilltop Holdings, Inc.	25
24,005	HomeStreet, Inc.	186
4,173	Hope Bancorp, Inc.	37
1,707	Horizon Bancorp, Inc.	18
3,570	Independent Bank Corp.	175
2,151	Independent Bank Group, Inc.	85
129	International Bancshares Corp.	6
774	Lakeland Financial Corp.	37
2,021	Live Oak Bancshares, Inc.	59
1,295	Midland States Bancorp, Inc.	27
1,147	National Bank Holdings Corp., Class - A	34
2,678	New York Community Bancorp, Inc.	30
1,622	Northrim BanCorp, Inc.	64
3,969	Northwest Bancshares, Inc.	41
3,649	OFG Bancorp	109
2,194	Old Second Bancorp, Inc.	30
1,149	Orrstown Financial Services, Inc.	24
2,911	Pacific Premier Bancorp, Inc.	63
146	Park National Corp.	14
155	Pathward Financial, Inc.	7
569	Peoples Bancorp, Inc.	14
1,889	Pinnacle Financial Partners, Inc.	127
4,394	Popular, Inc.	276
3,750	Provident Bancorp, Inc.(a)	36
3,124	Provident Financial Services, Inc.	48
2,649	Sandy Spring Bancorp, Inc.	57
990	ServisFirst Bancshares, Inc.	52
709	Stellar Bancorp, Inc.	15
3,405	Sterling Bancorp, Inc.(a)	20
2,745	Stock Yards Bancorp, Inc.	108
510	Texas Capital Bancshares, Inc.(a)	30
19,123	The Bancorp, Inc.(a)	659
2,444	The Bank of N.T. Butterfield & Son Ltd.	66
2,060	The First of Long Island Corp.	24
3,235	Towne Bank	74
1,745	TriCo Bancshares	56
240	Triumph Financial, Inc.(a)	16
5,375	Trustmark Corp.	117
2,275	United Bankshares, Inc.	63
3,391	United Community Banks, Inc.	86
2,879	Veritex Holdings, Inc.	52
4,326	WesBanco, Inc.	106
623	Western New England Bancorp, Inc.	4
963	Wintrust Financial Corp.	73
247	WSFS Financial Corp.	9
		6,356

	Beverages — 0.35%
440	Celsius Holdings, Inc.(a)	76
13,069	The Duckhorn Portfolio, Inc.(a)	133
341	The Vita Coco Co., Inc.(a)	9
11,584	Zevia PBC, Class - A(a)	26
		244

	Biotechnology — 6.36%
10,565	2seventy bio, Inc.(a)	41
15,105	4D Molecular Therapeutics, Inc.(a)	192
2,932	Actinium Pharmaceuticals, Inc.(a)	17

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
3,641	Acumen Pharmaceuticals, Inc.(a)	$15
12,852	Adicet Bio, Inc.(a)	18
564	AnaptysBio, Inc.(a)	10
1,323	Anavex Life Sciences Corp.(a)	9
11,704	Annexon, Inc.(a)	28
468	Apellis Pharmaceuticals, Inc.(a)	18
1,184	Apogee Therapeutics, Inc.(a)	25
450	Arcellx, Inc.(a)	16
850	Arcus Biosciences, Inc.(a)	15
1,118	Arrowhead Pharmaceuticals, Inc.(a)	30
5,353	Beam Therapeutics, Inc.(a)	129
11,191	BioAtla, Inc.(a)	19
14,518	BioCryst Pharmaceuticals, Inc.(a)	103
421	Biohaven Ltd.(a)	11
7,731	BioVie, Inc.^(a)	26
29,713	Bioxcel Therapeutics, Inc.(a)	75
5,683	Bluebird Bio, Inc.(a)	17
18,086	Bridgebio Pharma, Inc.(a)	476
3,012	Celldex Therapeutics, Inc.(a)	83
16,043	Cogent Biosciences, Inc.(a)	156
20,729	Cue Biopharma, Inc.(a)	48
467	Cytokinetics, Inc.(a)	14
1,291	Day One Biopharmaceuticals, Inc.(a)	16
43,963	Design Therapeutics, Inc.(a)	104
5,831	Dynavax Technologies Corp.(a)	86
10,449	Emergent BioSolutions, Inc.(a)	36
24,292	EQRx, Inc.(a)	54
9,723	Gritstone bio, Inc.(a)	17
4,978	Halozyme Therapeutics, Inc.(a)	190
653	Horizon Therapeutics PLC(a)	76
3,251	ImmunoGen, Inc.(a)	52
928	Intellia Therapeutics, Inc.(a)	29
14,080	Kezar Life Sciences, Inc.(a)	17
442	Kiniksa Pharmaceuticals Ltd., Class - A(a)	8
14,285	Kodiak Sciences, Inc.(a)	26
388	Krystal Biotech, Inc.(a)	45
4,749	Larimar Therapeutics, Inc.(a)	19
45,403	MacroGenics, Inc.(a)	212
2,208	Madrigal Pharmaceuticals, Inc.(a)	322
4,216	MannKind Corp.(a)	17
4,130	Myriad Genetics, Inc.(a)	66
432	Natera, Inc.(a)	19
30,739	Nkarta, Inc.(a)	43
612	Nuvalent, Inc., Class - A(a)	28
14,025	Ocean Biomedical, Inc.(a)	55
6,995	Olema Pharmaceuticals, Inc.(a)	86
2,087	PDL BioPharma, Inc.(a)	3
4,863	PDS Biotechnology Corp.(a)	25
13,757	Poseida Therapeutics, Inc.(a)	33
33,454	Protalix BioTherapeutics, Inc.^(a)	56
2,729	Prothena Corp. PLC(a)	132
322	RAPT Therapeutics, Inc.(a)	5
2,329	Recursion Pharmaceuticals, Inc., Class - A(a)	18
2,459	Rocket Pharmaceuticals, Inc.(a)	50
4,877	Sage Therapeutics, Inc.(a)	100
7,383	Summit Therapeutics, Inc.(a)	14
2,137	Syndax Pharmaceuticals, Inc.(a)	31
4,621	Twist Bioscience Corp.(a)	94
604	United Therapeutics Corp.(a)	136
3,598	Vaxcyte, Inc.(a)	183
1,839	Vericel Corp.(a)	62
16,422	Viking Therapeutics, Inc.(a)	182
6,070	Vir Biotechnology, Inc.(a)	57

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,004	XOMA Corp.(a)	$14
14,136	Y-mAbs Therapeutics, Inc.(a)	77
		4,486

	Broadline Retail — 0.74%
31,300	Big Lots, Inc.	160
331	Etsy, Inc.(a)	21
15,740	Groupon, Inc.^(a)	241
8,527	Macy's, Inc.	99
		521

	Building Products — 1.84%
1,948	Apogee Enterprises, Inc.	92
2,770	AZZ, Inc.	126
2,808	Builders FirstSource, Inc.(a)	349
354	CSW Industrials, Inc.	62
441	Gibraltar Industries, Inc.(a)	30
1,230	Griffon Corp.	49
443	Insteel Industries, Inc.	14
841	Masonite International Corp.(a)	78
3,356	Trex Co., Inc.(a)	207
2,155	UFP Industries, Inc.	221
2,342	Zurn Elkay Water Solutions Corp.	66
		1,294

	Capital Markets — 1.78%
1,338	Artisan Partners Asset Management, Inc., Class - A	50
646	B. Riley Financial, Inc.	26
13,347	BGC Group, Inc., Class - A	70
1,179	Brightsphere Investment Group, Inc.	23
979	Cohen & Steers, Inc.	61
1,749	Evercore, Inc.	241
3,056	Federated Hermes, Inc.	104
184	Hamilton Lane, Inc., Class - A	17
75	Houlihan Lokey, Inc.	8
671	LPL Financial Holdings, Inc.	159
128	Moelis & Co., Class - A	6
242	Piper Sandler Cos.	35
437	PJT Partners, Inc., Class - A	35
1,512	Stifel Financial Corp.	93
411	StoneX Group, Inc.(a)	40
2,045	Victory Capital Holdings, Inc., Class - A	68
751	Virtus Investment Partners, Inc.	152
9,720	WisdomTree, Inc.	68
		1,256

	Chemicals — 1.41%
828	Avient Corp.	29
695	Balchem Corp.	86
48	Cabot Corp.	3
1,324	Chase Corp.	168
3,052	FMC Corp.	205
158	Huntsman Corp.	4
1,018	Innospec, Inc.	104
8,091	Livent Corp.(a)	149
617	Minerals Technologies, Inc.	34
129	NewMarket Corp.	59
1,544	Orion SA	33
1,511	Sensient Technologies Corp.	88
2,355	Tronox Holdings PLC	32
		994

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies — 1.14%
1,375	ABM Industries, Inc.	$55
2,183	Brady Corp., Class - A	120
1,307	Casella Waste Systems, Inc.(a)	100
5,910	CoreCivic, Inc.(a)	66
4,994	HNI Corp.	174
6,592	MillerKnoll, Inc.	161
919	OPENLANE, Inc.(a)	14
5,037	Quad/Graphics, Inc.(a)	25
142	SP Plus Corp.(a)	5
5,041	Steelcase, Inc., Class - A	56
1,472	The GEO Group, Inc.(a)	12
85	UniFirst Corp.	14
48	VSE Corp.	2
		804

	Communications Equipment — 0.21%
835	Calix, Inc.(a)	38
673	Clearfield, Inc.(a)	19
7,058	Comtech Telecommunications Corp.	62
5,452	KVH Industries, Inc.(a)	28
		147

	Construction & Engineering — 1.90%
4,051	AECOM	336
1,546	Ameresco, Inc., Class - A(a)	60
1,585	Dycom Industries, Inc.(a)	141
1,160	EMCOR Group, Inc.	244
2,153	Fluor Corp.(a)	79
3,323	Granite Construction, Inc.	126
2,960	MasTec, Inc.(a)	213
117	MYR Group, Inc.(a)	16
2,938	WillScot Mobile Mini Holdings Corp.(a)	122
		1,337

	Construction Materials — 0.61%
1,759	Eagle Materials, Inc.	293
4,373	Summit Materials, Inc., Class - A(a)	136
		429

	Consumer Finance — 0.22%
465	Bread Financial Holdings, Inc.	16
2,878	Consumer Portfolio Services, Inc.(a)	26
288	Encore Capital Group, Inc.(a)	14
2,149	Green Dot Corp., Class - A(a)	30
3,434	LendingClub Corp.(a)	21
875	Navient Corp.	15
351	Nelnet, Inc., Class - A	31
		153

	Consumer Staples Distribution & Retail — 0.88%
2,670	BJ's Wholesale Club Holdings, Inc.(a)	190
205	Casey's General Stores, Inc.	56
1,696	Ingles Markets, Inc., Class - A	128
828	Performance Food Group Co.(a)	49
202	PriceSmart, Inc.	15
1,063	SpartanNash Co.	23
1,208	The Andersons, Inc.	62
3,462	United Natural Foods, Inc.(a)	49
714	Weis Markets, Inc.	45
		617

	Containers & Packaging — 0.37%
693	AptarGroup, Inc.	86
2,133	Graphic Packaging Holding Co.	48

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
3,245	Myers Industries, Inc.	$58
2,746	TriMas Corp.	68
		260

	Diversified Consumer Services — 0.96%
3,247	Adtalem Global Education, Inc.(a)	139
4,561	Coursera, Inc.(a)	85
17,039	Perdoceo Education Corp.	291
2,069	Strategic Education, Inc.	156
782	Universal Technical Institute, Inc.(a)	7
		678

	Diversified REITs — 0.24%
2,565	Alexander & Baldwin, Inc.	43
4,784	American Assets Trust, Inc.	93
6,595	City Office REIT, Inc.	28
264	Essential Properties Realty Trust, Inc.	6
		170

	Diversified Telecommunication Services — 0.34%
3,094	IDT Corp., Class - B(a)	68
256	Iridium Communications, Inc.	12
19,781	Liberty Latin America Ltd., Class - C(a)	161
		241

	Electric Utilities — 0.62%
1,876	ALLETE, Inc.	99
3,048	Genie Energy Ltd., Class - B	45
3,096	MGE Energy, Inc.	212
528	Otter Tail Corp.	40
185	PNM Resources, Inc.	8
464	Portland General Electric Co.	19
2,034	Via Renewables, Inc.	15
		438

	Electrical Equipment — 1.32%
8,245	Array Technologies, Inc.(a)	183
1,099	Bloom Energy Corp., Class - A(a)	15
30,604	Dragonfly Energy Holdings Corp.(a)	47
2,360	EnerSys	223
7,897	Enovix Corp.(a)	99
395	NEXTracker, Inc., Class - A(a)	16
1,604	Plug Power, Inc.^(a)	12
522	Regal Rexnord Corp.	75
6,744	Shoals Technologies Group, Inc., Class - A(a)	123
3,233	Sunrun, Inc.(a)	41
29,485	TPI Composites, Inc.(a)	78
294	Vicor Corp.(a)	17
		929

	Electronic Equipment, Instruments & Components — 3.11%
809	Advanced Energy Industries, Inc.	83
13,790	Akoustis Technologies, Inc.(a)	10
1,155	Arlo Technologies, Inc.(a)	12
521	Badger Meter, Inc.	75
544	Belden, Inc.	53
824	ePlus, Inc.(a)	52
2,761	Fabrinet(a)	461
13,681	Flex Ltd.(a)	369
1,005	Insight Enterprises, Inc.(a)	146
548	IPG Photonics Corp.	56
5,296	Iteris, Inc.(a)	22

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
3,288	Jabil, Inc.	$417
414	Kimball Electronics, Inc.(a)	11
6,172	Knowles Corp.(a)	91
368	Littelfuse, Inc.	91
1,319	Methode Electronics, Inc.	30
2,099	Mirion Technologies, Inc.(a)	16
111	Novanta, Inc.(a)	16
2,062	PC Connection, Inc.	110
51	Plexus Corp.(a)	5
4,447	Richardson Electronics Ltd.	49
86	Sanmina Corp.(a)	5
34	TD SYNNEX Corp.	3
801	TTM Technologies, Inc.(a)	10
		2,193

	Energy Equipment & Services — 2.89%
1,120	AESI Holdings, Inc.	25
7,609	Archrock, Inc.	96
1,233	Bristow Group, Inc.(a)	35
460	Cactus, Inc., Class - A	23
4,798	ChampionX Corp.	171
13,231	Diamond Offshore Drilling, Inc.(a)	194
2,676	DMC Global, Inc.(a)	65
12,375	Expro Group Holdings N.V.(a)	287
3,134	Helmerich & Payne, Inc.	132
1,981	KLX Energy Services Holdings, Inc.^(a)	23
5,195	Liberty Energy, Inc.	96
1,228	Nabors Industries Ltd.(a)	151
449	Noble Corp. PLC	23
1,775	Oceaneering International, Inc.(a)	46
16,833	Patterson-UTI Energy, Inc.	233
2,633	ProPetro Holding Corp.(a)	28
2,487	Ranger Energy Services, Inc.	35
7,617	Solaris Oilfield Infrastructure, Inc., Class - A	81
4,093	Tidewater, Inc.(a)	292
		2,036

	Entertainment — 0.24%
2,567	Atlanta Braves Holdings, Inc.(a)	91
1,640	Atlanta Braves Holdings, Inc.(a)	64
682	Cinemark Holdings, Inc.(a)	13
		168

	Financial Services — 1.26%
23,967	AvidXchange Holdings, Inc.(a)	226
9,701	Cannae Holdings, Inc.(a)	181
2,141	EVERTEC, Inc.	80
47	Federal Agricultural Mortgage Corp., Class - C	7
27,335	Finance of America Cos., Inc., Class - A(a)	35
2,400	Flywire Corp.(a)	77
2,889	Marqeta, Inc., Class - A(a)	17
228	MGIC Investment Corp.	4
1,030	Mr Cooper Group, Inc.(a)	55
1,123	Paymentus Holdings, Inc., Class - A(a)	19
2,840	Payoneer Global, Inc.(a)	17
871	PennyMac Financial Services, Inc.	58
496	Remitly Global, Inc.(a)	13
928	Walker & Dunlop, Inc.	69
155	WEX, Inc.(a)	29
		887

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products — 1.19%
645	Alico, Inc.	$16
1,587	Darling Ingredients, Inc.(a)	83
1,059	Fresh Del Monte Produce, Inc.	27
365	Freshpet, Inc.(a)	24
682	J & J Snack Foods Corp.	112
2,078	John B. Sanfilippo & Son, Inc.	205
1,427	Mission Produce, Inc.(a)	14
5,504	Sovos Brands, Inc.(a)	124
1,116	The Simply Good Foods Co.(a)	39
1,580	Tootsie Roll Industries, Inc.	47
786	TreeHouse Foods, Inc.(a)	34
8,399	Utz Brands, Inc.	113
		838

	Gas Utilities — 0.62%
1,764	Chesapeake Utilities Corp.	172
329	New Jersey Resources Corp.	13
4,660	Northwest Natural Holding Co.	179
442	Spire, Inc.	25
2,134	UGI Corp.	49
		438

	Ground Transportation — 0.87%
168	ArcBest Corp.	17
119	Avis Budget Group, Inc.(a)	21
3,062	Heartland Express, Inc.	45
4,344	Knight-Swift Transportation Holdings, Inc.	218
412	P.A.M. Transportation Services, Inc.	9
752	Saia, Inc.(a)	300
		610

	Health Care Equipment & Supplies — 3.71%
334	AtriCure, Inc.(a)	15
1,077	Axonics, Inc.(a)	60
19,913	Beyond Air, Inc.^(a)	46
42	CONMED Corp.	4
18,392	Cutera, Inc.(a)	111
799	CVRx, Inc.(a)	12
698	Glaukos Corp.(a)	53
434	Haemonetics Corp.(a)	39
6,831	Inogen, Inc.(a)	36
883	Inspire Medical Systems, Inc.(a)	175
1,147	Insulet Corp.(a)	183
479	Integer Holdings Corp.(a)	38
933	iRhythm Technologies, Inc.(a)	88
511	Lantheus Holdings, Inc.(a)	36
1,261	LeMaitre Vascular, Inc.	69
158	LENSAR, Inc.(a)	–
4,151	Merit Medical Systems, Inc.(a)	287
4,046	Neogen Corp.(a)	75
1,347	Omnicell, Inc.(a)	61
49,211	OraSure Technologies, Inc.(a)	292
5,925	Paragon 28, Inc.(a)	74
1,123	PROCEPT BioRobotics Corp.(a)	37
138	Shockwave Medical, Inc.(a)	27
492	SI-BONE, Inc.(a)	10
1,272	STAAR Surgical Co.(a)	51
19,385	Tactile Systems Technology, Inc.(a)	272
1,621	Tandem Diabetes Care, Inc.(a)	34
1,072	The Cooper Cos., Inc.	342
391	TransMedics Group, Inc.(a)	21
7,594	Zimvie, Inc.(a)	71
		2,619

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services — 2.28%
3,094	Acadia Healthcare Co., Inc.(a)	$217
6,430	AdaptHealth Corp.(a)	59
1,676	Addus HomeCare Corp.(a)	143
9,348	Alignment Healthcare, Inc.(a)	65
590	AMN Healthcare Services, Inc.(a)	50
3,253	Apollo Medical Holdings, Inc.(a)	100
6,483	CareMax, Inc.(a)	14
13	Chemed Corp.	7
153	CorVel Corp.(a)	30
47	Encompass Health Corp.	3
23	Enhabit, Inc.(a)	–
3,805	Hims & Hers Health, Inc.(a)	24
14,120	LifeStance Health Group, Inc.(a)	97
1,122	NeoGenomics, Inc.(a)	14
18,701	OPKO Health, Inc.(a)	30
495	Option Care Health, Inc.(a)	16
4,974	Owens & Minor, Inc.(a)	80
3,683	Patterson Cos., Inc.	109
2,681	Quipt Home Medical Corp.(a)	14
2,950	RadNet, Inc.(a)	83
1,380	Select Medical Holdings Corp.	35
435	Surgery Partners, Inc.(a)	13
2,414	Tenet Healthcare Corp.(a)	159
195	The Ensign Group, Inc.	18
5,921	The Joint Corp.(a)	53
1,918	US Physical Therapy, Inc.	176
		1,609

	Health Care REITs — 0.53%
9,184	CareTrust REIT, Inc.	188
6,912	Global Medical REIT, Inc.	62
1,014	LTC Properties, Inc.	33
6,550	Sabra Health Care REIT, Inc.	91
		374

	Health Care Technology — 0.59%
1,328	Evolent Health, Inc., Class - A(a)	36
2,703	NextGen Healthcare, Inc.(a)	64
879	Phreesia, Inc.(a)	16
9,828	Schrodinger, Inc.(a)	278
1,791	Veradigm, Inc.(a)	24
		418

	Hotel & Resort REITs — 0.98%
4,816	Chatham Lodging Trust	46
9,262	DiamondRock Hospitality Co.	74
6,232	Hersha Hospitality Trust, Class - A	61
1,144	Pebblebrook Hotel Trust	16
14,385	RLJ Lodging Trust	141
1,766	Ryman Hospitality Properties, Inc.	147
7,641	Summit Hotel Properties, Inc.	44
13,659	Xenia Hotels & Resorts, Inc.	162
		691

	Hotels, Restaurants & Leisure — 2.30%
162	BJ's Restaurants, Inc.(a)	4
805	Bloomin' Brands, Inc.	20
5,300	Boyd Gaming Corp.	323
363	Caesars Entertainment, Inc.(a)	17
398	Chuy's Holdings, Inc.(a)	14
1,221	Dave & Buster's Entertainment, Inc.(a)	45
1,018	Dine Brands Global, Inc.	50
7,017	Fiesta Restaurant Group, Inc.(a)	59
2,169	First Watch Restaurant Group, Inc.(a)	38

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
4,640	Full House Resorts, Inc.(a)	$20
428	Golden Entertainment, Inc.	15
1,218	Hilton Grand Vacations, Inc.(a)	50
181	Jack in the Box, Inc.	12
6,830	Krispy Kreme, Inc.	85
999	Light & Wonder, Inc.(a)	71
3,896	Lindblad Expeditions Holdings, Inc.(a)	28
15,636	Noodles & Co.(a)	38
731	Papa John's International, Inc.	50
3,005	Planet Fitness, Inc., Class - A(a)	148
3,075	PlayAGS, Inc.(a)	20
9,363	Red Robin Gourmet Burgers, Inc.(a)	75
3,161	Red Rock Resorts, Inc., Class - A	130
1,371	Sweetgreen, Inc., Class - A(a)	16
581	Texas Roadhouse, Inc.	56
145	Vail Resorts, Inc.	32
1,153	Wingstop, Inc.	207
		1,623

	Household Durables — 1.59%
1,563	Century Communities, Inc.	104
4,095	Dream Finders Homes, Inc., Class - A(a)	91
4,688	Green Brick Partners, Inc.(a)	195
891	Hamilton Beach Brands Holding Co., Class - A	11
163	Helen of Troy Ltd.(a)	19
370	Installed Building Products, Inc.	46
748	LGI Homes, Inc.(a)	74
2,390	M/I Homes, Inc.(a)	202
937	MDC Holdings, Inc.	39
1,111	Meritage Homes Corp.	136
147	Skyline Champion Corp.(a)	9
584	The Lovesac Co.(a)	12
428	TopBuild Corp.(a)	108
2,166	Tri Pointe Homes, Inc.(a)	59
1,813	VOXX International Corp.(a)	14
		1,119

	Household Products — 0.28%
1,992	Central Garden & Pet Co.(a)	88
1,246	Central Garden & Pet Co., Class - A(a)	50
1,019	Oil-Dri Corp. of America	63
		201

	Independent Power and Renewable Electricity Producers — 0.27%
1,499	Clearway Energy, Inc., Class - C	32
7,956	Montauk Renewables, Inc.(a)	72
8,447	Sunnova Energy International, Inc.(a)	89
		193

	Industrial REITs — 0.61%
1,133	EastGroup Properties, Inc.	189
1,744	Innovative Industrial Properties, Inc.	132
1,990	LXP Industrial Trust	18
2,707	STAG Industrial, Inc.	93
		432

	Insurance — 2.17%
689	Ambac Financial Group, Inc.(a)	8
2,133	American Equity Investment Life Holding Co.	114
3,379	CNO Financial Group, Inc.	80
658	Enstar Group Ltd.(a)	159

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
35	Everest Group Ltd.	$13
3,462	Goosehead Insurance, Inc., Class - A(a)	258
3,539	Horace Mann Educators Corp.	104
655	Kinsale Capital Group, Inc.	272
8,901	Maiden Holdings Ltd.(a)	16
357	Palomar Holdings, Inc.(a)	18
3,554	Root, Inc., Class - A(a)	34
372	Selective Insurance Group, Inc.	38
3,408	Stewart Information Services Corp.	149
4,197	W.R. Berkley Corp.	267
		1,530

	Interactive Media & Services — 0.67%
8,635	DHI Group, Inc.(a)	26
4,134	Grindr, Inc.(a)	24
2,757	Outbrain, Inc.(a)	13
2,211	Shutterstock, Inc.	84
18,443	TrueCar, Inc.(a)	38
6,760	Yelp, Inc.(a)	282
53	Ziff Davis, Inc.(a)	3
		470

	IT Services — 0.09%
12,999	Brightcove, Inc.(a)	42
915	Fastly, Inc., Class - A(a)	18
135	The Hackett Group, Inc.	3
		63

	Leisure Products — 0.37%
324	American Outdoor Brands, Inc.(a)	3
77	Johnson Outdoors, Inc., Class - A	4
356	MasterCraft Boat Holdings, Inc.(a)	8
4,682	Mattel, Inc.(a)	103
1,298	Smith & Wesson Brands, Inc.	17
925	Topgolf Callaway Brands Corp.(a)	13
1,299	Vista Outdoor, Inc.(a)	43
1,461	YETI Holdings, Inc.(a)	70
		261

	Life Sciences Tools & Services — 0.76%
75	Azenta, Inc.(a)	4
325	BioLife Solutions, Inc.(a)	4
102	Bruker Corp.	6
9,145	Codexis, Inc.(a)	17
599	Medpace Holdings, Inc.(a)	145
11,539	NanoString Technologies, Inc.(a)	20
29,118	Pacific Biosciences of California, Inc.(a)	244
493	Repligen Corp.(a)	78
7,970	Seer, Inc.(a)	18
		536

	Machinery — 3.28%
68	Albany International Corp.	6
1,637	Astec Industries, Inc.	77
1,248	Chart Industries, Inc.(a)	212
1,644	Columbus McKinnon Corp.	57
1,328	ESCO Technologies, Inc.	139
1,773	Federal Signal Corp.	106
141	Franklin Electric Co., Inc.	13
2,085	Greenbrier Cos., Inc.	83
1,862	Helios Technologies, Inc.	103
3,968	Hillenbrand, Inc.	168
332	IDEX Corp.	69
1,076	ITT, Inc.	105

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
819	John Bean Technologies Corp.	$86
217	Kadant, Inc.	49
939	Kornit Digital Ltd.(a)	18
771	Lincoln Electric Holdings, Inc.	140
118	Mueller Industries, Inc.	9
16,478	Mueller Water Products, Inc., Class - A	209
47	Oshkosh Corp.	4
1,730	Proto Labs, Inc.(a)	46
21	RBC Bearings, Inc.(a)	5
1,356	SPX Technologies, Inc.(a)	110
948	Standex International Corp.	138
2,819	Tennant Co.	209
2,067	Terex Corp.	119
1,198	Trinity Industries, Inc.	29
		2,309

	Marine Transportation — 0.76%
16,292	Costamare, Inc.	157
12,844	Golden Ocean Group Ltd.	101
2,101	Kirby Corp.(a)	174
1,166	Matson, Inc.	103
		535

	Media — 1.20%
9,684	Advantage Solutions, Inc.(a)	28
23,868	Cardlytics, Inc.(a)	393
15,050	Integral Ad Science Holding Corp.(a)	179
710	John Wiley & Sons, Inc., Class - A	26
13,858	Magnite, Inc.(a)	104
1,827	Scholastic Corp.	70
2,249	TEGNA, Inc.	33
1,572	Townsquare Media, Inc., Class - A	14
		847

	Metals & Mining — 2.09%
1,382	Alcoa Corp.	40
17,566	ATI, Inc.(a)	724
1,962	Carpenter Technology Corp.	132
7,216	Dakota Gold Corp.(a)	19
759	Haynes International, Inc.	35
9,750	Hecla Mining Co.	38
1,022	Ivanhoe Electric, Inc.(a)	12
191	Materion Corp.	19
25,514	Novagold Resources, Inc.(a)	98
12,760	PolyMet Mining Corp.(a)	27
2,916	Ryerson Holding Corp.	85
5,772	TimkenSteel Corp.(a)	125
137	Warrior Met Coal, Inc.	7
1,868	Worthington Industries, Inc.	115
		1,476

	Mortgage Real Estate Investment Trusts — 1.71%
11,254	Apollo Commercial Real Estate Finance, Inc.	114
17,446	Arbor Realty Trust, Inc.^	264
4,822	Arlington Asset Investment Corp., Class - A(a)	21
7,810	BrightSpire Capital, Inc.	49
15,923	Chimera Investment Corp.	87
15,126	Claros Mortgage Trust, Inc.	168
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40
8,799	Ladder Capital Corp.	90

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
1,597	MFA Financial, Inc.	$15
14,159	PennyMac Mortgage Investment Trust	176
18,302	Ready Capital Corp.	185
		1,209

	Multi-Utilities — 0.16%
2,305	Avista Corp.	75
891	Unitil Corp.	38
		113

	Office REITs — 0.18%
2,446	COPT Defense Properties	58
10,063	Hudson Pacific Properties, Inc.	67
		125

	Oil, Gas & Consumable Fuels — 5.65%
3,497	Antero Resources Corp.(a)	89
1,094	Arch Resources, Inc.	187
21,728	Baytex Energy Corp.	96
8,761	Berry Corp.	72
2,300	California Resources Corp.	129
3,626	Callon Petroleum Co.(a)	142
87	Chord Energy Corp.	14
543	Civitas Resources, Inc.	44
3,414	Clean Energy Fuels Corp.(a)	13
8,222	CNX Resources Corp.(a)	186
9,016	Comstock Resources, Inc.	99
2,431	CONSOL Energy, Inc.	254
3,996	Crescent Energy Co., Class A	51
5,132	Delek US Holdings, Inc.	146
2,880	DHT Holdings, Inc.	30
8,623	Earthstone Energy, Inc., Class - A(a)	175
6,443	Encore Energy Corp.(a)	21
24,166	Energy Fuels, Inc.(a)	199
2,568	Evolution Petroleum Corp.	18
908	FLEX LNG Ltd.	27
2,312	Golar LNG Ltd.	56
1,636	Green Plains, Inc.(a)	49
2,159	Gulfport Energy Corp.(a)	255
1,421	HighPeak Energy, Inc.^	24
635	International Seaways, Inc.	29
4,980	Kinetik Holdings, Inc.	168
20,751	Kosmos Energy Ltd.(a)	170
268	Matador Resources Co.	16
306	Murphy Oil Corp.	14
21,248	Navigator Holdings Ltd.	313
2,578	Nordic American Tankers Ltd.	11
3,747	Ovintiv, Inc.	178
592	Par Pacific Holdings, Inc.(a)	21
1,094	Peabody Energy Corp.	28
2,500	Permian Resources Corp.	35
2,186	Range Resources Corp.	71
156	REX American Resources Corp.(a)	6
588	Scorpio Tankers, Inc.	32
9,204	SFL Corp. Ltd.	103
2,200	Sitio Royalties Corp., Class - A	53
419	SM Energy Co.	17
30,524	Southwestern Energy Co.(a)	197
1,128	Talos Energy, Inc.(a)	19
450	Vital Energy, Inc.(a)	25
4,426	World Kinect Corp.	99
		3,981

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products — 0.10%
19,405	Glatfelter Corp.(a)	$39
716	Sylvamo Corp.	31
		70

	Passenger Airlines — 0.26%
24,579	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	167
817	Spirit Airlines, Inc.	13
		180

	Personal Care Products — 0.73%
3,023	e.l.f. Beauty, Inc.(a)	331
2,135	Herbalife Ltd.(a)	30
853	Inter Parfums, Inc.	115
198	Medifast, Inc.	15
406	USANA Health Sciences, Inc.(a)	24
		515

	Pharmaceuticals — 1.53%
5,164	Amphastar Pharmaceuticals, Inc.(a)	236
5,509	Amylyx Pharmaceuticals, Inc.(a)	101
166	ANI Pharmaceuticals, Inc.(a)	10
15,827	Athira Pharma, Inc.(a)	32
11,197	Cara Therapeutics, Inc.(a)	19
376	Corcept Therapeutics, Inc.(a)	10
2,328	Harmony Biosciences Holdings, Inc.(a)	76
1,228	Harrow Health, Inc.(a)	18
1,949	Innoviva, Inc.(a)	25
711	Intra-Cellular Therapies, Inc.(a)	37
990	Ligand Pharmaceuticals, Inc.(a)	59
16,911	Nuvation Bio, Inc.(a)	23
5,295	Pacira BioSciences, Inc.(a)	162
1,062	Phibro Animal Health Corp., Class - A	14
3,964	Pliant Therapeutics, Inc.(a)	69
1,583	Prestige Consumer Healthcare, Inc.(a)	91
1,709	Supernus Pharmaceuticals, Inc.(a)	47
3,582	Verrica Pharmaceuticals, Inc.(a)	14
6,581	Zevra Therapeutics, Inc.(a)	32
		1,075

	Professional Services — 2.13%
917	ASGN, Inc.(a)	75
3,150	Asure Software, Inc.(a)	30
62	Booz Allen Hamilton Holding Corp.	7
20	CACI International, Inc., Class - A(a)	6
1,815	CBIZ, Inc.(a)	94
34	Concentrix Corp.	3
19,677	Conduent, Inc.(a)	68
1,882	CSG Systems International, Inc.	96
2,570	ExlService Holdings, Inc.(a)	72
217	Huron Consulting Group, Inc.(a)	23
373	ICF International, Inc.	45
254	Jack Henry & Associates, Inc.	38
5,909	KBR, Inc.	348
594	Kelly Services, Inc., Class - A	11
1,348	Kforce, Inc.	80
1,998	Korn Ferry	95
1,668	Legalzoom.com, Inc.(a)	18
979	Maximus, Inc.	73
12,570	Mistras Group, Inc.(a)	69
1,018	Science Applications International Corp.	107
3,115	TTEC Holdings, Inc.	82
1,649	Upwork, Inc.(a)	19

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
2,286	Verra Mobility Corp.(a)	$43
		1,502

	Real Estate Management & Development — 0.76%
683	BBX Capital, Inc.(a)	5
19,492	Compass, Inc., Class - A(a)	57
4,937	Cushman & Wakefield PLC(a)	38
2,814	DigitalBridge Group, Inc.	49
17,768	Douglas Elliman, Inc.	40
14,871	eXp World Holdings, Inc.	241
821	Marcus & Millichap, Inc.	24
6,938	Newmark Group, Inc., Class - A	45
1,525	The RMR Group, Inc., Class - A	37
		536

	Residential REITs — 0.41%
468	Centerspace	28
12,354	Clipper Realty, Inc.	64
7,683	Elme Communities	104
2,757	Independence Realty Trust, Inc.	39
3,365	Veris Residential, Inc.	56
		291

	Retail REITs — 2.24%
12,453	Acadia Realty Trust	179
664	CBL & Associates Properties, Inc.	14
6,338	Getty Realty Corp.	176
7,936	InvenTrust Properties Corp.	189
3,897	Kite Realty Group Trust	83
10,604	NETSTREIT Corp.	165
14,942	Retail Opportunity Investments Corp.	185
384	Saul Centers, Inc.	14
6,561	SITE Centers Corp.	81
11,883	Tanger Factory Outlet Centers, Inc.	269
7,560	The Macerich Co.	82
9,261	Urban Edge Properties	141
		1,578

	Semiconductors & Semiconductor Equipment — 3.20%
485	Alpha & Omega Semiconductor Ltd.(a)	14
3,622	Amkor Technology, Inc.	82
2,361	Atomera, Inc.^(a)	15
3,010	AXT, Inc.(a)	7
55	Cirrus Logic, Inc.(a)	4
1,496	Credo Technology Group Holding Ltd.(a)	23
169	Diodes, Inc.(a)	13
3,557	FormFactor, Inc.(a)	124
188	Impinj, Inc.(a)	10
684	Lattice Semiconductor Corp.(a)	59
9,557	MACOM Technology Solutions Holdings, Inc.(a)	781
2,797	MaxLinear, Inc.(a)	62
624	MKS Instruments, Inc.	54
631	Onto Innovation, Inc.(a)	80
2,203	Power Integrations, Inc.	168
2,745	Qorvo, Inc.(a)	263
2,076	Semtech Corp.(a)	53
1,083	Silicon Laboratories, Inc.(a)	126
799	Synaptics, Inc.(a)	71
1,179	Universal Display Corp.	185
2,283	Veeco Instruments, Inc.(a)	64
		2,258

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software — 5.36%
5,814	A10 Networks, Inc.	$87
1,294	Agilysys, Inc.(a)	86
649	Alarm.com Holdings, Inc.(a)	40
1,591	Alkami Technology, Inc.(a)	29
829	Altair Engineering, Inc., Class - A(a)	52
9,583	Amplitude, Inc., Class - A(a)	111
289	Appfolio, Inc., Class - A(a)	53
4,688	Appian Corp., Class - A(a)	214
6,689	AvePoint, Inc.(a)	45
101	BlackLine, Inc.(a)	6
1,089	Box, Inc., Class - A(a)	26
574	CommVault Systems, Inc.(a)	39
356	Couchbase, Inc.(a)	6
313	Digimarc Corp.(a)	10
34	Dolby Laboratories, Inc., Class - A	3
19,931	E2open Parent Holdings, Inc.(a)	90
3,738	EverCommerce, Inc.(a)	37
846	Guidewire Software, Inc.(a)	76
3,676	InterDigital, Inc.	294
5,003	Jamf Holding Corp.(a)	88
1,284	LiveRamp Holdings, Inc.(a)	37
2,965	MeridianLink, Inc.(a)	51
722	MicroStrategy, Inc.(a)	237
6,215	Model N, Inc.(a)	152
16,199	N-able, Inc.(a)	209
55,831	NextNav, Inc.(a)	286
647	PowerSchool Holdings, Inc.(a)	15
674	Progress Software Corp.	35
5,413	PROS Holdings, Inc.(a)	187
868	PTC, Inc.(a)	123
680	Qualys, Inc.(a)	104
11,757	Riot Platforms, Inc.(a)	110
3,998	Sapiens International Corp. N.V.	114
311	Sprout Social, Inc., Class - A(a)	16
831	SPS Commerce, Inc.(a)	142
781	Tenable Holdings, Inc.(a)	35
979	Verint Systems, Inc.(a)	23
11,841	Veritone, Inc.(a)	31
18,867	Weave Communications, Inc.(a)	154
1,438	Workiva, Inc.(a)	146
21,286	Zeta Global Holdings Corp., Class - A(a)	178
		3,777

	Specialized REITs — 0.24%
681	Farmland Partners, Inc.	7
2,615	Four Corners Property Trust, Inc.	58
1,574	National Storage Affiliates Trust	50
1,185	PotlatchDeltic Corp.	54
		169

	Specialty Retail — 2.44%
1,447	American Eagle Outfitters, Inc.	24
520	Asbury Automotive Group, Inc.(a)	120
3,328	Boot Barn Holdings, Inc.(a)	270
790	Camping World Holdings, Inc., Class - A	16
1,779	Floor & Decor Holdings, Inc., Class - A(a)	161
1,806	Genesco, Inc.(a)	56
72	Group 1 Automotive, Inc.	19
16,672	GrowGeneration Corp., Class - C(a)	49
1,362	Guess?, Inc.	29
607	Lands' End, Inc.(a)	5
334	Lithia Motors, Inc.	99
324	Murphy USA, Inc.	111
53	Penske Automotive Group, Inc.	9

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
231	Restoration Hardware Co.(a)	$61
2,610	RumbleON, Inc., Class - B(a)	16
708	Shoe Carnival, Inc.	17
158	Signet Jewelers Ltd.	11
845	Sonic Automotive, Inc., Class - A	40
16,684	Sportsman's Warehouse Holdings, Inc.(a)	75
468	The Aaron's Co., Inc.	5
5,179	The Buckle, Inc.	173
4,209	The Cato Corp., Class - A	32
1,633	The ODP Corp.(a)	75
10,683	Tile Shop Holdings, Inc.(a)	59
5,911	Upbound Group, Inc.	174
1,101	Warby Parker, Inc., Class - A(a)	14
		1,720

	Technology Hardware, Storage & Peripherals — 0.54%
1,912	Avid Technology, Inc.(a)	51
12,109	Intevac, Inc.(a)	38
613	Super Micro Computer, Inc.(a)	168
13,554	Turtle Beach Corp.(a)	123
		380

	Textiles, Apparel & Luxury Goods — 0.70%
47	Columbia Sportswear Co.	3
1,065	Crocs, Inc.(a)	94
47,323	Fossil Group, Inc.(a)	97
792	G-III Apparel Group Ltd.(a)	20
2,897	Kontoor Brands, Inc.	127
1,475	Oxford Industries, Inc.	143
412	Steven Madden Ltd.	13
		497

	Tobacco — 0.21%
2,449	Universal Corp.	116
2,760	Vector Group Ltd.	29
		145

	Trading Companies & Distributors — 1.98%
63	Applied Industrial Technologies, Inc.	10
5,077	Beacon Roofing Supply, Inc.(a)	391
563	Boise Cascade Co.	58
10,001	Custom Truck One Source, Inc.(a)	62
200	DXP Enterprises, Inc.(a)	7
192	GMS, Inc.(a)	12
1,021	Herc Holdings, Inc.	121
749	McGrath RentCorp	75
22,107	MRC Global, Inc.(a)	227
2,039	NOW, Inc.(a)	24
2,367	Rush Enterprises, Inc., Class - A	97
548	SiteOne Landscape Supply, Inc.(a)	90
3,875	Textainer Group Holdings Ltd.	144
295	Veritiv Corp.	50
166	WESCO International, Inc.	24
		1,392

	Water Utilities — 0.72%
161	American States Water Co.	13
1,709	Cadiz, Inc.(a)	6
1,134	California Water Service Group	54
602	Global Water Resources, Inc.	6
2,588	Middlesex Water Co.	171
3,252	SJW Group	194

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities (continued)
1,752	The York Water Co.	$66
		510

	Wireless Telecommunication Services — 0.33%
4,510	Gogo, Inc.(a)	54
2,631	Shenandoah Telecommunications Co.	54
6,927	Telephone and Data Systems, Inc.	127
		235

	Total Common Stocks	69,935

	Contingent Rights — 0.09%
	Biotechnology — 0.00%
1	Tobira Therapeutics, Inc. CVR, 12/31/18(a)(b)	–

	Health Care Equipment & Supplies — 0.00%
56	ABIOMED, Inc. CVR, 01/02/26(a)	–

	Health Care Providers & Services — 0.00%
5,589	Xeris BioPharma Hold CVR, 10/06/49(a)	1

	Metals & Mining — 0.09%
108,208	Pan American Silver Corp. CVR, 12/31/49(a)	58

	Pharmaceuticals — 0.00%
15,971	Paratek Pharmaceuticals, Inc. CVR, 01/01/26(a)	1

	Total Contingent Rights	60

	Investment Companies — 1.47%
602,047	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.99%^^(c)	602
437,328	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(c)	437

	Total Investment Companies	1,039

	Total Investments (cost $41,692) — 100.76%	71,034
	Liabilities in excess of other assets — (0.76)%	(533)

	Net Assets - 100.00%	$70,501

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2023.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

As of June 30, 2023, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.39%
	Australia — 1.98%
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$15
8,826	ANZ Group Holdings Ltd. (Banks)	145
2,941	APA Group (Gas Utilities)	16
1,807	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	47
485	ASX Ltd. (Capital Markets)	18
4,501	Aurizon Holdings Ltd. (Ground Transportation)	10
14,834	BHP Group Ltd. (Metals & Mining)	416
1,230	BlueScope Steel Ltd. (Metals & Mining)	15
4,202	Brambles Ltd. (Commercial Services & Supplies)	39
201	Cochlear Ltd. (Health Care Equipment & Supplies)	33
4,121	Coles Group Ltd. (Consumer Staples Distribution & Retail)	41
4,931	Commonwealth Bank of Australia (Banks)	314
1,781	Computershare Ltd. (Professional Services)	30
1,412	CSL Ltd. (Biotechnology)	227
2,615	Dexus (Diversified REITs)	12
504	EBOS Group Ltd. (Health Care Providers & Services)	10
4,675	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	16
5,009	Fortescue Metals Group Ltd. (Metals & Mining)	67
5,131	Goodman Group (Industrial REITs)	70
478	IDP Education Ltd. (Diversified Consumer Services)	7
2,118	IGO Ltd. (Metals & Mining)	17
7,323	Insurance Australia Group Ltd. (Insurance)	27
1,593	Lendlease Corp. Ltd. (Real Estate Management & Development)(b)	7
1,092	Macquarie Group Ltd. (Capital Markets)	117
7,667	Medibank Pvt. Ltd. (Insurance)	17
567	Mineral Resources Ltd. (Metals & Mining)	24
9,646	Mirvac Group (Diversified REITs)	13
9,220	National Australia Bank Ltd. (Banks)	171
2,685	Newcrest Mining Ltd. (Metals & Mining)	42
3,549	Northern Star Resources Ltd. (Metals & Mining)	24
1,407	Orica Ltd. (Chemicals)	14
5,227	Origin Energy Ltd. (Electric Utilities)	29
7,966	Pilbara Minerals Ltd. (Metals & Mining)	22
2,446	Qantas Airways Ltd. (Passenger Airlines)(a)	8
4,431	QBE Insurance Group Ltd. (Insurance)	44
582	Ramsay Health Care Ltd. (Health Care Providers & Services)	19
172	REA Group Ltd. (Interactive Media & Services)	17
687	Reece Ltd. (Trading Companies & Distributors)	8
1,061	Rio Tinto Ltd. (Metals & Mining)	77
9,869	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	50
19,287	Scentre Group (Retail REITs)	30
923	SEEK Ltd. (Interactive Media & Services)	13
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	23
14,614	South32 Ltd. (Metals & Mining)	32
7,299	Stockland (Diversified REITs)	18
3,312	Suncorp Group Ltd. (Insurance)	30
13,370	Telstra Group Ltd. (Diversified Telecommunication Services)	33
5,218	The GPT Group (Diversified REITs)	13
7,602	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	23
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
9,510	Transurban Group (Transportation Infrastructure)	$77
2,004	Treasury Wine Estates Ltd. (Beverages)	16
8,881	Vicinity Ltd. (Diversified REITs)(b)	10
760	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	16
3,447	Wesfarmers Ltd. (Broadline Retail)	117
10,302	Westpac Banking Corp. (Banks)	139
500	WiseTech Global Ltd. (Software)	21
5,565	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	129
3,627	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	87
		3,122

	Austria — 0.05%
1,031	Erste Group Bank AG (Banks)(b)	35
383	OMV AG (Oil, Gas & Consumable Fuels)	18
241	Verbund AG (Electric Utilities)	20
246	voestalpine AG (Metals & Mining)	7
		80

	Belgium — 0.21%
444	Ageas SA/N.V. (Insurance)	18
2,573	Anheuser-Busch InBev SA/N.V. (Beverages)	143
58	D’ieteren Group (Distributors)	10
67	Elia Group SA/N.V. (Electric Utilities)(b)	7
366	Groupe Bruxelles Lambert N.V. (Financial Services)	27
752	KBC Group N.V. (Banks)	47
31	Sofina SA (Financial Services)	6
183	Solvay SA, Class – A (Chemicals)	20
384	UCB SA (Pharmaceuticals)	31
491	Umicore SA (Chemicals)(b)	12
360	Warehouses De Pauw CVA (Industrial REITs)	9
		330

	Bermuda — 0.08%
1,078	Arch Capital Group Ltd. (Insurance)(a)	86
126	Everest Group Ltd. (Insurance)	47
		133

	Canada — 3.35%
1,481	Agnico Eagle Mines Ltd. (Metals & Mining)	67
400	Air Canada (Passenger Airlines)(a)(b)	6
1,765	Algonquin Power & Utilities Corp. (Multi-Utilities)	10
2,361	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	120
800	AltaGas Ltd. (Gas Utilities)	15
1,804	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	29
2,070	Bank of Montreal (Banks)	175
5,246	Barrick Gold Corp. (Metals & Mining)	76
200	BCE, Inc. (Diversified Telecommunication Services)	8
1,043	Brookfield Asset Management Ltd., Class – A (Capital Markets)	35

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
4,169	Brookfield Corp. (Capital Markets)	$130
92	BRP, Inc. (Leisure Products)	7
1,136	CAE, Inc. (Aerospace & Defense)(a)	27
1,280	Cameco Corp. (Oil, Gas & Consumable Fuels)	51
200	Canadian Apartment Properties REIT (Residential REITs)(b)	7
2,659	Canadian Imperial Bank of Commerce (Banks)	103
1,660	Canadian National Railway Co. (Ground Transportation)	180
3,258	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	211
2,726	Canadian Pacific Kansas City Ltd. (Ground Transportation)	203
143	Canadian Tire Corp. Ltd., Class – A (Broadline Retail)	15
300	Canadian Utilities Ltd., Class – A (Multi-Utilities)	6
471	CCL Industries, Inc., Class – B (Containers & Packaging)(b)	20
4,230	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	88
624	CGI, Inc. (IT Services)(a)	62
60	Constellation Software, Inc. (Software)	124
844	Dollarama, Inc. (Broadline Retail)	58
1,216	Element Fleet Management Corp. (Financial Services)(b)	17
868	Emera, Inc. (Electric Utilities)	30
400	Empire Co. Ltd., Class – A (Consumer Staples Distribution & Retail)	11
6,188	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	205
1,756	First Quantum Minerals Ltd. (Metals & Mining)	41
100	FirstService Corp. (Real Estate Management & Development)	15
1,451	Fortis, Inc. (Electric Utilities)	55
562	Franco-Nevada Corp. (Metals & Mining)	75
195	George Weston Ltd. (Consumer Staples Distribution & Retail)	22
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	14
817	Great-West Lifeco, Inc. (Insurance)	23
1,006	Hydro One Ltd. (Electric Utilities)(b)	26
300	iA Financial Corp., Inc. (Insurance)	19
200	IGM Financial, Inc. (Capital Markets)	5
622	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	38
501	Intact Financial Corp. (Insurance)(b)	73
1,879	Ivanhoe Mines Ltd. (Metals & Mining)(a)	16
600	Keyera Corp. (Oil, Gas & Consumable Fuels)	14
4,230	Kinross Gold Corp. (Metals & Mining)	19
474	Loblaw Cos. Ltd. (Consumer Staples Distribution & Retail)	40
339	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	131
2,272	Lundin Mining Corp. (Metals & Mining)(b)	17
821	Magna International, Inc. (Automobile Components)	44
5,479	Manulife Financial Corp. (Insurance)	100
713	Metro, Inc. (Consumer Staples Distribution & Retail)	37
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
972	National Bank of Canada (Banks)	$65
858	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	14
1,476	Nutrien Ltd. (Chemicals)	91
150	Nuvei Corp. (Financial Services)(b)	2
200	Onex Corp. (Financial Services)	12
700	Open Text Corp. (Software)(b)	25
990	Pan American Silver Corp. (Metals & Mining)	14
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	12
1,854	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	56
1,727	Power Corp. of Canada (Insurance)	44
500	Quebecor, Inc., Class – B (Media)	11
547	RB Global, Inc. (Commercial Services & Supplies)	34
877	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	58
300	RioCan Real Estate Investment Trust (Diversified REITs)(b)	4
1,078	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	41
4,104	Royal Bank of Canada (Banks)	358
691	Saputo, Inc. (Food Products)(b)	14
3,509	Shopify, Inc., Class – A (IT Services)(a)	192
339	Stantec, Inc. (Construction & Engineering)	22
1,726	Sun Life Financial, Inc. (Insurance)	84
3,924	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	135
3,016	TC Energy Corp. (Oil, Gas & Consumable Fuels)	104
1,352	Teck Resources Ltd., Class – B (Metals & Mining)	58
1,570	TELUS Corp. (Diversified Telecommunication Services)	26
250	TFI International, Inc. (Ground Transportation)	32
3,488	The Bank of Nova Scotia (Banks)	156
271	The Descartes Systems Group, Inc. (Software)(a)	20
5,430	The Toronto-Dominion Bank (Banks)	326
459	Thomson Reuters Corp. (Professional Services)	56
836	TMX Group Ltd. (Capital Markets)	18
200	Toromont Industries Ltd. (Trading Companies & Distributors)	16
945	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	48
749	Waste Connections, Inc. (Commercial Services & Supplies)	101
136	West Fraser Timber Co. Ltd. (Paper & Forest Products)	10
1,343	Wheaton Precious Metals Corp. (Metals & Mining)	55
367	WSP Global, Inc. (Construction & Engineering)	52
		5,286

	Cayman Islands — 0.01%
7,600	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	23

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile — 0.01%
1,322	Antofagasta PLC (Metals & Mining)	$23

	Denmark — 0.90%
8	A.P. Moller – Maersk A/S, Class – A (Marine Transportation)	14
16	A.P. Moller – Maersk A/S, Class – B (Marine Transportation)	29
296	Carlsberg A/S, Class – B (Beverages)	37
263	Chr Hansen Holding A/S (Chemicals)(b)	16
364	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	39
2,041	Danske Bank A/S (Banks)	47
292	Demant A/S (Health Care Equipment & Supplies)(a)	12
551	DSV A/S (Air Freight & Logistics)	104
193	Genmab A/S (Biotechnology)(a)(b)	68
9,685	Novo Nordisk A/S, Class – B (Pharmaceuticals)	883
658	Novozymes A/S, B shares (Chemicals)	26
568	Orsted A/S (Electric Utilities)(b)	31
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	25
18	ROCKWOOL A/S, Class – B (Building Products)	4
1,216	Tryg A/S (Insurance)(b)	22
2,997	Vestas Wind Systems A/S (Electrical Equipment)(a)	64
		1,421

	Finland — 0.31%
360	Elisa Oyj (Diversified Telecommunication Services)	17
1,491	Fortum Oyj (Electric Utilities)	17
684	Kesko Oyj, Class – B (Consumer Staples Distribution & Retail)	12
1,007	Kone Oyj, Class – B (Machinery)	42
2,057	Metso Oyj (Machinery)(b)	22
1,268	Neste Oyj (Oil, Gas & Consumable Fuels)	43
16,330	Nokia Oyj (Communications Equipment)	61
9,631	Nordea Bank Abp (Banks)	105
243	Orion Oyj, Class – B (Pharmaceuticals)	10
1,387	Sampo Oyj, A Shares (Insurance)	60
2,063	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	26
1,655	UPM-Kymmene Oyj (Paper & Forest Products)	57
1,231	Wartsila Oyj Abp (Machinery)	14
		486

	France — 3.19%
434	Accor SA (Hotels, Restaurants & Leisure)	15
91	Aeroports de Paris (Transportation Infrastructure)	11
1,541	Air Liquide SA (Chemicals)	260
1,742	Airbus SE (Aerospace & Defense)	233
834	Alstom SA (Machinery)	20
152	Amundi SA (Capital Markets)(b)	9
151	Arkema SA (Chemicals)	15
5,434	AXA SA (Insurance)	161
104	BioMerieux (Health Care Equipment & Supplies)	10
3,078	BNP Paribas SA (Banks)	196
566	Bouygues SA (Construction & Engineering)	20
910	Bureau Veritas SA (Professional Services)(b)	23
494	Capgemini SE (IT Services)	86
Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,803	Carrefour SA (Consumer Staples Distribution & Retail)(b)	$31
1,382	Cie de Saint-Gobain (Building Products)	83
2,057	Cie Generale des Etablissements Michelin SCA (Automobile Components)	63
124	Covivio SA (Diversified REITs)	5
3,673	Credit Agricole SA (Banks)	45
1,918	Danone SA (Food Products)	106
1,989	Dassault Systemes SE (Software)	74
755	Edenred (Financial Services)	47
195	Eiffage SA (Construction & Engineering)(b)	19
5,423	Engie SA (Multi-Utilities)	83
856	EssilorLuxottica SA (Health Care Equipment & Supplies)	149
78	Eurazeo SE (Financial Services)	5
116	Gecina SA (Office REITs)(b)	12
828	Getlink SE (Transportation Infrastructure)	13
95	Hermes International SCA (Textiles, Apparel & Luxury Goods)	173
127	Ipsen SA (Pharmaceuticals)	17
225	Kering SA (Textiles, Apparel & Luxury Goods)	102
568	Klepierre SA (Retail REITs)	14
256	La Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	8
787	Legrand SA (Electrical Equipment)	72
704	L’Oreal SA (Personal Care Products)	292
814	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	613
5,633	Orange SA (Diversified Telecommunication Services)(b)	65
603	Pernod Ricard SA (Beverages)	100
689	Publicis Groupe SA (Media)	52
49	Remy Cointreau SA (Beverages)	6
593	Renault SA (Automobile Components)	24
1,017	Safran SA (Aerospace & Defense)	159
3,374	Sanofi (Pharmaceuticals)	362
88	Sartorius Stedim Biotech (Life Sciences Tools & Services)	21
1,606	Schneider Electric SE (Electrical Equipment)(b)	265
55	SEB SA (Household Durables)	5
2,177	Societe Generale SA (Banks)	53
270	Sodexo SA (Hotels, Restaurants & Leisure)	28
197	Teleperformance (Professional Services)	25
316	Thales SA (Aerospace & Defense)	44
6,625	TotalEnergies SE (Oil, Gas & Consumable Fuels)	435
305	Unibail-Rodamco-Westfield (Retail REITs)(a)	15
595	Valeo (Automobile Components)	10
2,067	Veolia Environnement SA (Multi-Utilities)	60
1,568	Vinci SA (Construction & Engineering)	173
2,649	Vivendi SE (Media)	23
71	Wendel SE (Financial Services)	6
762	Worldline SA (Financial Services)(a)(b)	21
		5,037

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 2.22%
482	adidas AG (Textiles, Apparel & Luxury Goods)	$85
1,185	Allianz SE, Registered Shares (Insurance)	282
2,663	BASF SE (Chemicals)	121
2,887	Bayer AG, Registered Shares (Pharmaceuticals)	139
936	Bayerische Motoren Werke AG (Automobile Components)	95
121	Bayerische Motoren Werke AG, Preference Shares (Automobiles)	11
275	Bechtle AG (IT Services)	13
306	Beiersdorf AG (Personal Care Products)	39
478	Brenntag SE (Trading Companies & Distributors)	37
99	Carl Zeiss Meditec AG, Class – BR (Health Care Equipment & Supplies)	9
3,162	Commerzbank AG (Banks)	36
363	Continental AG (Automobile Components)	26
585	Covestro AG (Chemicals)(a)	31
1,467	Daimler Truck Holding AG (Machinery)	51
541	Delivery Hero SE (Hotels, Restaurants & Leisure)(a)(b)	15
5,823	Deutsche Bank AG, Registered Shares (Capital Markets)	64
559	Deutsche Boerse AG (Capital Markets)	97
2,156	Deutsche Lufthansa AG, Registered Shares (Passenger Airlines)(a)(b)	17
9,509	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	199
2,987	DHL Group (Air Freight & Logistics)	121
340	Dr. Ing. H.c. F. Porsche AG, Preference Shares (Automobiles)(b)	32
6,704	E.ON SE (Multi-Utilities)	79
515	Evonik Industries AG (Chemicals)	9
614	Fresenius Medical Care AG & Co. KgaA (Health Care Providers & Services)	26
1,272	Fresenius SE & Co. KgaA (Health Care Providers & Services)	40
419	GEA Group AG (Machinery)	15
179	Hannover Rueck SE (Insurance)	39
438	Heidelberg Materials AG (Construction Materials)	34
459	HelloFresh SE (Consumer Staples Distribution & Retail)(a)	14
263	Henkel AG & Co. KgaA (Household Products)	17
564	Henkel AG & Co. KgaA, Preference Shares (Household Products)	40
3,852	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	128
186	Knorr-Bremse AG (Machinery)	12
193	LEG Immobilien SE (Real Estate Management & Development)(a)	13
2,364	Mercedes-Benz Group AG (Automobile Components)	165
384	Merck KgaA (Pharmaceuticals)	64
166	MTU Aero Engines AG (Aerospace & Defense)	30
408	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares (Insurance)	159
126	Nemetschek SE (Software)	8
330	Puma SE (Textiles, Apparel & Luxury Goods)(b)	20
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
20	Rational AG (Machinery)	$13
129	Rheinmetall AG (Aerospace & Defense)	33
1,905	RWE AG (Independent Power and Renewable Electricity Producers)	71
3,061	SAP SE (Software)	395
80	Sartorius AG, Preference Shares (Life Sciences Tools & Services)	27
221	Scout24 SE (Interactive Media & Services)(b)	15
2,230	Siemens AG, Registered Shares (Industrial Conglomerates)	318
1,573	Siemens Energy AG (Electrical Equipment)(a)(b)	20
848	Siemens Healthineers AG (Health Care Equipment & Supplies)	43
408	Symrise AG (Chemicals)(b)	39
195	Talanx AG (Insurance)	12
3,385	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	6
2,200	Vonovia SE (Real Estate Management & Development)	53
48	Wacker Chemie AG (Chemicals)	7
708	Zalando SE (Specialty Retail)(a)(b)	16
		3,500

	Hong Kong — 0.66%
34,200	AIA Group Ltd. (Insurance)	276
11,500	BOC Hong Kong Holdings Ltd. (Banks)	31
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	8
6,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	34
8,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	45
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	7
5,000	CLP Holdings Ltd. (Electric Utilities)	37
4,200	ESR Group Ltd. (Real Estate Management & Development)	6
128	Futu Holdings Ltd., ADR (Capital Markets)(a)	7
7,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	42
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	7
2,000	Hang Seng Bank Ltd. (Banks)	25
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	11
11,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	11
35,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	25
3,549	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	131
3,800	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	14
8,111	Link REIT (Retail REITs)	40
4,000	MTR Corp. Ltd. (Ground Transportation)	16
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	8
3,500	Power Assets Holdings Ltd. (Electric Utilities)	17
8,158	Prudential PLC (Insurance)	88

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
8,518	Sino Land Co. Ltd. (Real Estate Management & Development)	$10
4,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	48
1,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	7
3,000	Swire Properties Ltd. (Real Estate Management & Development)	6
4,000	Techtronic Industries Co. Ltd. (Machinery)	39
31,450	WH Group Ltd. (Food Products)(b)	16
6,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	23
		1,035

	Ireland (Republic of) — 1.05%
1,867	Accenture PLC, Class – A (IT Services)	574
193	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	12
322	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	20
4,074	AIB Group PLC (Banks)	18
234	Allegion PLC (Building Products)	24
805	Aptiv PLC (Automobile Components)(a)	79
3,225	Bank of Ireland Group PLC (Banks)	32
2,168	CRH PLC (Construction Materials)	120
276	DCC PLC (Industrial Conglomerates)(b)	15
2,704	Experian PLC (Professional Services)	88
520	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	85
1,311	James Hardie Industries PLC (Construction Materials)(a)	34
487	Kerry Group PLC, Class – A (Food Products)(b)	41
465	Kingspan Group PLC (Building Products)	35
3,948	Medtronic PLC (Health Care Equipment & Supplies)	309
840	Smurfit Kappa Group PLC (Containers & Packaging)(b)	28
669	Trane Technologies PLC (Building Products)	136
		1,650

	Israel — 0.20%
101	Azrieli Group Ltd. (Real Estate Management & Development)	5
3,649	Bank Hapoalim BM (Banks)	33
4,740	Bank Leumi Le-Israel BM (Banks)	39
288	Check Point Software Technologies Ltd. (Software)(a)	38
125	CyberArk Software Ltd. (Software)(a)	20
84	Elbit Systems Ltd. (Aerospace & Defense)	17
2,505	ICL Group Ltd. (Chemicals)	14
1	Isracard Ltd. (Consumer Finance)	—
4,694	Israel Discount Bank Ltd., Class – A (Banks)	25
444	Mizrahi Tefahot Bank Ltd. (Banks)	16
66	Monday.com Ltd. (Software)(a)	11
181	Nice Ltd. (Software)(a)	31
174	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	23
3,391	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	35
136	Wix.com Ltd. (IT Services)(a)	12
		319
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy — 0.59%
466	Amplifon SpA (Health Care Providers & Services)	$14
2,886	Assicurazioni Generali SpA (Insurance)	59
1,427	Davide Campari-Milano N.V., Class – M (Beverages)	17

54	DiaSorin SpA (Health Care Equipment & Supplies)	5
23,895	Enel SpA (Electric Utilities)(b)	146
6,796	Eni SpA (Oil, Gas & Consumable Fuels)	109
366	Ferrari N.V. (Automobiles)	108
1,831	FinecoBank Banca Fineco SpA (Banks)	22
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	12
47,333	Intesa Sanpaolo SpA (Banks)(b)	121
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	19
614	Moncler SpA (Textiles, Apparel & Luxury Goods)	36
2,061	Nexi SpA (Professional Services)(a)	13
1,363	Poste Italiane SpA (Insurance)	14
880	Prysmian SpA (Electrical Equipment)	35
257	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	12
5,318	Snam SpA (Gas Utilities)	25
25,056	Telecom Italia SpA/Milano (Diversified Telecommunication Services)(a)	8
4,220	Terna – Rete Elettrica Nazionale (Electric Utilities)	32
5,373	UniCredit SpA (Banks)	128
		935

	Japan — 6.23%
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	67
2,100	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	42
500	AGC, Inc. (Building Products)	18
400	Aisin Corp. (Automobile Components)	15
1,400	Ajinomoto Co., Inc. (Food Products)	54
300	ANA Holdings, Inc. (Passenger Airlines)(a)(b)	6
1,500	Asahi Group Holdings Ltd. (Beverages)(b)	56
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	9
3,200	Asahi Kasei Corp. (Chemicals)	20
5,500	Astellas Pharma, Inc. (Pharmaceuticals)	76
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	9
500	BayCurrent Consulting, Inc. (Professional Services)	17
1,700	Bridgestone Corp. (Automobile Components)	66
800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	13
3,000	Canon, Inc. (Technology Hardware, Storage & Peripherals)	72
600	Capcom Co. Ltd. (Entertainment)	22
2,000	Central Japan Railway Co. (Ground Transportation)	49
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	20
2,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	62

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,800	Concordia Financial Group Ltd. (Banks)	$13
1,100	CyberAgent, Inc. (Media)	6
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	16
1,000	Daifuku Co. Ltd. (Machinery)	19
2,800	Dai-ichi Life Holdings, Inc. (Insurance)	58
5,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	148

800	Daikin Industries Ltd. (Building Products)	125
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	21
2,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	54
5	Daiwa House REIT Investment Corp. (Diversified REITs)	9
3,800	Daiwa Securities Group, Inc. (Capital Markets)	22
5,200	Denso Corp. (Automobile Components)	83
500	Dentsu Group, Inc. (Media)	15
300	Disco Corp. (Semiconductors & Semiconductor Equipment)	55
1,000	East Japan Railway Co. (Ground Transportation)	57
800	Eisai Co. Ltd. (Pharmaceuticals)	44
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	31
2,900	FANUC Corp. (Machinery)	75
500	Fast Retailing Co. Ltd. (Specialty Retail)	109
300	Fuji Electric Co. Ltd. (Electrical Equipment)	14
1,100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	64
500	Fujitsu Ltd. (IT Services)(b)	59
15	GLP J-Reit (Industrial REITs)(b)	13
100	GMO Payment Gateway, Inc. (Financial Services)	5
600	Hakuhodo DY Holdings, Inc. (Media)	5
500	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	21
600	Hankyu Hanshin Holdings, Inc. (Ground Transportation)	20
100	Hikari Tsushin, Inc. (Specialty Retail)	15
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	12
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	9
2,800	Hitachi Ltd. (Industrial Conglomerates)	174
13,800	Honda Motor Co. Ltd. (Automobile Components)	155
400	Hoshizaki Corp. (Machinery)	14
1,100	Hoya Corp. (Health Care Equipment & Supplies)	113
800	Hulic Co. Ltd. (Real Estate Management & Development)(b)	7
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	16
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	11
400	Iida Group Holdings Co. Ltd. (Household Durables)	7
3,000	Inpex Corp. (Oil, Gas & Consumable Fuels)	45
1,500	Isuzu Motors Ltd. (Automobile Components)	19
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,500	ITOCHU Corp. (Trading Companies & Distributors)	$126
400	Japan Airlines Co. Ltd. (Passenger Airlines)(b)	8
1,300	Japan Exchange Group, Inc. (Capital Markets)	24
18	Japan Metropolitan Fund Invest (Retail REITs)	12
4,400	Japan Post Bank Co. Ltd. (Banks)(b)	38

6,600	Japan Post Holdings Co. Ltd. (Insurance)(b)	53
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	8
3	Japan Real Estate Investment Corp. (Office REITs)	12
1,600	JFE Holdings, Inc. (Metals & Mining)(b)	23
500	JSR Corp. (Chemicals)	13
1,100	Kajima Corp. (Construction & Engineering)	18
1,400	Kao Corp. (Personal Care Products)	52
500	Kawasaki Kisen Kaisha Ltd. (Marine Transportation)	17
4,500	KDDI Corp. (Wireless Telecommunication Services)	138
300	Keio Corp. (Ground Transportation)	10
300	Keisei Electric Railway Co. Ltd. (Ground Transportation)	10
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	222
400	Kikkoman Corp. (Food Products)	21
700	Kintetsu Group Holdings Co. Ltd. (Ground Transportation)	20
2,800	Kirin Holdings Co. Ltd. (Beverages)	39
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Care Products)	4
300	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	7
300	Koei Tecmo Holdings Co. Ltd. (Entertainment)	4
500	Koito Manufacturing Co. Ltd. (Automobile Components)	8
2,800	Komatsu Ltd. (Machinery)	76
300	Konami Group Corp. (Entertainment)	16
100	Kose Corp. (Personal Care Products)	7
3,200	Kubota Corp. (Machinery)	47
400	Kurita Water Industries Ltd. (Machinery)	14
1,000	Kyocera Corp. (Electronic Equipment, Instruments & Components)	51
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	12
700	Lixil Corp. (Building Products)	8
700	Makita Corp. (Machinery)	17
4,500	Marubeni Corp. (Trading Companies & Distributors)	70
900	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	16
1,500	Mazda Motor Corp. (Automobile Components)	17
200	McDonald’s Holdings Co. Japan Ltd. (Hotels, Restaurants & Leisure)	8
600	MEIJI Holdings Co. Ltd. (Food Products)	15
900	MINEBEA MITSUMI, Inc. (Machinery)	15
700	MISUMI Group, Inc. (Machinery)	11
3,200	Mitsubishi Chemical Group Corp. (Chemicals)	20
3,300	Mitsubishi Corp. (Trading Companies & Distributors)	157

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,700	Mitsubishi Electric Corp. (Electrical Equipment)	$70
3,200	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	42
3,200	Mitsubishi HC Capital, Inc. (Financial Services)	21
1,000	Mitsubishi Heavy Industries Ltd. (Machinery)	56
33,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	284
3,900	Mitsui & Co. Ltd. (Trading Companies & Distributors)	141
400	Mitsui Chemicals, Inc. (Chemicals)	10
2,800	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	62
900	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	25
7,140	Mizuho Financial Group, Inc. (Banks)	121
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	6
1,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	48
5,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	93
700	NEC Corp. (IT Services)	39
1,200	Nexon Co. Ltd. (Entertainment)	21
600	NGK Insulators Ltd. (Machinery)	8
1,300	NIDEC Corp. (Electrical Equipment)	60
3,100	Nintendo Co. Ltd. (Entertainment)	129
4	Nippon Building Fund, Inc. (Diversified REITs)	16
200	NIPPON EXPRESS HOLDINGS, INC. (Air Freight & Logistics)	10
3,000	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	20
5	Nippon Prologis REIT, Inc. (Industrial REITs)(b)	9
600	Nippon Sanso Holdings Corp. (Chemicals)	14
2,500	Nippon Steel Corp. (Metals & Mining)(b)	59
89,600	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	106
1,500	Nippon Yusen KK (Marine Transportation)	39
300	Nissan Chemical Corp. (Chemicals)	13
7,400	Nissan Motor Co. Ltd. (Automobile Components)	33
200	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	17
300	Nitori Holdings Co. Ltd. (Specialty Retail)	33
500	Nitto Denko Corp. (Chemicals)	33
8,500	Nomura Holdings, Inc. (Capital Markets)	34
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	10
11	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	12
1,200	Nomura Research Institute Ltd. (IT Services)	31
1,600	NTT Data Group Corp. (IT Services)	21
1,500	Obayashi Corp. (Construction & Engineering)	13
200	Obic Co. Ltd. (IT Services)	30
1,200	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	18
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,400	Oji Holdings Corp. (Paper & Forest Products)	$10
3,700	Olympus Corp. (Health Care Equipment & Supplies)	48
500	Omron Corp. (Electronic Equipment, Instruments & Components)	22
1,300	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	25
200	Open House Group Co. Ltd. (Household Durables)(b)	7
100	Oracle Corp. Japan (Software)	7
3,200	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	105
3,600	ORIX Corp. (Financial Services)	67
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	16
300	Otsuka Corp. (IT Services)	13
1,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	43
1,000	Pan Pacific International Holdings Corp. (Broadline Retail)	21
6,600	Panasonic Holdings Corp. (Household Durables)	75
5,000	Persol Holdings Co. Ltd. (Professional Services)(b)	8
5,500	Rakuten Group, Inc. (Broadline Retail)(b)	23
4,300	Recruit Holdings Co. Ltd. (Professional Services)	132
3,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	58
6,500	Resona Holdings, Inc. (Banks)	36
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	14
1,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	23
600	SBI Holdings, Inc. (Capital Markets)	13
300	SCSK Corp. (IT Services)	5
700	Secom Co. Ltd. (Commercial Services & Supplies)	47
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	9
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	14
2,000	Sekisui House Ltd. (Household Durables)	40
2,300	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	90
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	10
500	Sharp Corp. (Household Durables)(b)	3
800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	21
200	Shimano, Inc. (Leisure Products)	27
1,400	Shimizu Corp. (Construction & Engineering)	10
5,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	157
900	Shionogi & Co. Ltd. (Pharmaceuticals)	40
1,200	Shiseido Co. Ltd. (Personal Care Products)	42
1,000	Shizuoka Financial Group, Inc. (Banks)	8
200	SMC Corp. (Machinery)	90
8,600	SoftBank Corp. (Wireless Telecommunication Services)	97
3,000	SoftBank Group Corp. (Wireless Telecommunication Services)	126
800	Sompo Holdings, Inc. (Insurance)	34
3,700	Sony Group Corp. (Household Durables)	304

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Square Enix Holdings Co. Ltd. (Entertainment)	$7
2,000	Subaru Corp. (Automobile Components)	39
800	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	10
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	10
2,900	Sumitomo Corp. (Trading Companies & Distributors)	58
1,900	Sumitomo Electric Industries Ltd. (Automobile Components)	23
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	18
3,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	187
1,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	38
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	18
300	Suntory Beverage & Food Ltd. (Beverages)	9
1,200	Suzuki Motor Corp. (Automobile Components)	48
500	Sysmex Corp. (Health Care Equipment & Supplies)	24
1,300	T&D Holdings, Inc. (Insurance)	21
500	Taisei Corp. (Construction & Engineering)	18
4,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	146
1,200	TDK Corp. (Electronic Equipment, Instruments & Components)	44
2,000	Terumo Corp. (Health Care Equipment & Supplies)	53
1,200	The Chiba Bank Ltd. (Banks)	9
2,300	The Kansai Electric Power Co., Inc. (Electric Utilities)	32
800	TIS, Inc. (IT Services)	18
500	Tobu Railway Co. Ltd. (Ground Transportation)	13
300	Toho Co. Ltd. (Entertainment)	10
5,300	Tokio Marine Holdings, Inc. (Insurance)	123
1,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	191
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	23
1,900	Tokyu Corp. (Ground Transportation)	22
600	TOPPAN Holdings, Inc. (Commercial Services & Supplies)	14
3,400	Toray Industries, Inc. (Chemicals)	18
1,300	Toshiba Corp. (Industrial Conglomerates)(a)	40
600	Tosoh Corp. (Chemicals)	8
300	TOTO Ltd. (Building Products)	8
400	Toyota Industries Corp. (Machinery)	31
31,100	Toyota Motor Corp. (Automobile Components)	559
700	Toyota Tsusho Corp. (Trading Companies & Distributors)	41
400	Trend Micro, Inc. (Software)	15
1,200	Unicharm Corp. (Household Products)	42
500	USS Co. Ltd. (Specialty Retail)	8
200	Welcia Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	3
700	West Japan Railway Co. (Ground Transportation)(b)	29
800	Yakult Honsha Co. Ltd. (Food Products)	19
300	Yamaha Corp. (Leisure Products)	8
800	Yamaha Motor Co. Ltd. (Automobile Components)	21
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	13
800	Yaskawa Electric Corp. (Machinery)	29
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	$12
6,700	Z Holdings Corp. (Interactive Media & Services)	19
300	Zensho Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	13
300	ZOZO, Inc. (Specialty Retail)(b)	5
		9,829

	Luxembourg — 0.06%
1,581	ArcelorMittal SA (Metals & Mining)	39
422	Eurofins Scientific SE (Life Sciences Tools & Services)	24
1,520	Tenaris SA (Energy Equipment & Services)	24
		87

	Netherlands — 1.39%
1,034	ABN AMRO Bank N.V. (Banks)(b)	15
64	Adyen N.V. (Professional Services)(a)(b)	47
4,651	Aegon Ltd. (Insurance)	22
461	Akzo Nobel N.V. (Chemicals)	33
163	Argenx SE (Biotechnology)(a)	80
137	ASM International N.V. (Semiconductors & Semiconductor Equipment)	57
1,189	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	699
524	ASR Nederland N.V. (Insurance)	20
225	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	22
214	Euronext N.V. (Capital Markets)	15
337	EXOR N.V. (Financial Services)	30
1,523	Ferrovial SE (Construction & Engineering)	47
366	Heineken Holding N.V. (Beverages)	28
877	Heineken N.V. (Beverages)	77
178	IMCD N.V. (Trading Companies & Distributors)(b)	23
10,643	ING Groep N.V. (Banks)	140
425	JDE Peet’s N.V. (Food Products)(b)	12
3,007	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	91
10,003	Koninklijke KPN N.V. (Diversified Telecommunication Services)	33
2,755	Koninklijke Philips N.V. (Health Care Equipment & Supplies)(a)	55
734	NN Group N.V. (Insurance)	24
761	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	151
248	OCI N.V. (Chemicals)(b)	7
4,561	Prosus N.V. (Broadline Retail)(a)(b)	134
697	QIAGEN N.V. (Life Sciences Tools & Services)(a)	28
276	Randstad N.V. (Professional Services)	15
6,592	Stellantis N.V. (Automobile Components)	126
2,441	Universal Music Group N.V. (Entertainment)	64
751	Wolters Kluwer N.V. (Professional Services)	91
		2,186

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand — 0.07%
4,769	Auckland International Airport Ltd. (Transportation Infrastructure)	$23
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	19
1,764	Mercury NZ Ltd. (Electric Utilities)	6
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	9
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	15
443	Xero Ltd. (Software)(a)	31
		103

	Norway — 0.20%
1,377	Adevinta ASA (Interactive Media & Services)(a)	14
1,069	Aker BP ASA (Oil, Gas & Consumable Fuels)	30
3,016	DNB Bank ASA (Banks)	60
2,721	Equinor ASA (Oil, Gas & Consumable Fuels)	88
485	Gjensidige Forsikring ASA (Insurance)	7
217	Kongsberg Gruppen ASA (Aerospace & Defense)	9
1,453	Mowi ASA (Food Products)(b)	26
3,388	Norsk Hydro ASA (Metals & Mining)	21
1,866	Orkla ASA (Food Products)	14
241	Salmar ASA (Food Products)	12
1,828	Telenor ASA (Diversified Telecommunication Services)	21
438	Yara International ASA (Chemicals)	17
		319

	Portugal — 0.05%
9,123	EDP- Energias de Portugal SA (Electric Utilities)	38
1,681	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)(b)	25
752	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)(b)	17
		80

	Singapore — 0.37%
8,441	CapitaLand Ascendas REIT (Industrial REITs)	17
12,356	CapitaLand Integrated Commercial Trust (Retail REITs)	17
6,700	CapitaLand Investment Ltd. (Real Estate Management & Development)	15
1,000	City Developments Ltd. (Real Estate Management & Development)	5
5,461	DBS Group Holdings Ltd. (Banks)	135
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	10
5,748	Grab Holdings Ltd. (Ground Transportation)(a)	20
300	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	7
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	20
6,014	Mapletree Logistics Trust (Industrial REITs)	7
5,600	Mapletree Pan Asia Commercial Trust (Retail REITs)	6
10,390	Oversea-Chinese Banking Corp. Ltd. (Banks)	97
136,048	Seatrium Ltd. (Machinery)(a)	13
2,700	Sembcorp Industries Ltd. (Multi-Utilities)	10
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
4,400	Singapore Airlines Ltd. (Passenger Airlines)(b)	$21
3,300	Singapore Exchange Ltd. (Capital Markets)	23
4,100	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	12
25,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	44
3,800	United Overseas Bank Ltd. (Banks)	79
1,000	UOL Group Ltd. (Real Estate Management & Development)	5
5,000	Wilmar International Ltd. (Food Products)	14
		577

	Spain — 0.71%
54	Acciona SA (Electric Utilities)	7
680	ACS Actividades deConstruccion y Servicios SA (Construction & Engineering)	24
231	Aena SME SA (Transportation Infrastructure)	35
1,338	Amadeus IT Group SA (Professional Services)	81
17,574	Banco Bilbao Vizcaya Argentaria SA (Banks)	142
48,087	Banco Santander SA (Banks)(b)	183
12,123	CaixaBank SA (Banks)	48
1,686	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	59
262	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)	7
712	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	12
585	Enagas SA (Gas Utilities)(b)	10
802	Endesa SA (Electric Utilities)	16
1,194	Grifols SA (Biotechnology)(a)	15
18,129	Iberdrola SA (Electric Utilities)	203
3,229	Industria de Diseno Textil SA (Specialty Retail)	120
262	Naturgy Energy Group SA (Gas Utilities)	7
1,081	Redeia Corp. SA (Electric Utilities)	17
3,991	Repsol SA (Oil, Gas & Consumable Fuels)	66
15,668	Telefonica SA (Diversified Telecommunication Services)	64
		1,116

	Sweden — 0.80%
779	Alfa Laval AB (Machinery)	27
3,086	Assa Abloy AB, Class–- B (Building Products)	67
7,773	Atlas Copco AB, Class–- A (Machinery)	105
4,700	Atlas Copco AB, Class–- B (Machinery)	55
1,237	Beijer Ref AB (Trading Companies & Distributors)	13
666	Boliden AB (Metals & Mining)	19
2,092	Epiroc AB, Class–- A (Machinery)	40
1,066	Epiroc AB, Class–- B (Machinery)	17
1,104	EQT AB (Capital Markets)	22
1,896	Essity AB, Class–- B (Household Products)	41
546	Evolution AB (Hotels, Restaurants & Leisure)(b)	55
1,608	Fastighets AB Balder, B shares (Real Estate Management & Development)(a)	7
571	Getinge AB, B shares (Health Care Equipment & Supplies)	10

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
2,002	H & M Hennes & Mauritz AB, Class–- B (Specialty Retail)	$28
6,182	Hexagon AB, Class–- B (Electronic Equipment, Instruments & Components)	53
172	Holmen AB, B shares (Paper & Forest Products)	7
854	Husqvarna AB, B shares (Machinery)	7
282	Industrivarden AB, Class–- A (Financial Services)(b)	7
451	Industrivarden AB, Class–- C (Financial Services)	12
910	Indutrade AB (Machinery)	17
321	Investment AB Latour, Class–- B (Industrial Conglomerates)	6
5,230	Investor AB, Class–- B (Financial Services)	100
169	L E Lundbergforetagen AB, Class–- B (Financial Services)	7
580	Lifco AB, Class–- B (Industrial Conglomerates)	10
4,601	Nibe Industrier AB, Class–- B (Building Products)	30
316	Saab AB, Class–- B (Aerospace & Defense)	16
678	Sagax AB, Class–- B (Real Estate Management & Development)	13
3,271	Sandvik AB (Machinery)	60
1,789	Securitas AB, Class–- B (Commercial Services & Supplies)	14
4,874	Skandinaviska Enskilda Banken AB, Class–- A (Banks)	58
933	Skanska AB, Class–- B (Construction & Engineering)	15
888	SKF AB, B shares (Machinery)	15
2,064	Svenska Cellulosa AB SCA, Class–- B (Paper & Forest Products)	28
4,521	Svenska Handelsbanken AB, Class–- A (Banks)	40
2,539	Swedbank AB, Class–- A (Banks)	47
409	Swedish Orphan Biovitrum AB (Biotechnology)(a)	8
1,442	Tele2 AB, B shares (Wireless Telecommunication Services)	11
9,054	Telefonaktiebolaget LM Ericsson, Class–- B (Communications Equipment)	44
6,801	Telia Co. AB (Diversified Telecommunication Services)(b)	14
648	Volvo AB, Class–- A (Machinery)	13
4,503	Volvo AB, Class–- B (Machinery)	93
1,383	Volvo Car AB, Class–- B (Automobile Components)(a)	6
		1,257

	Switzerland — 3.15%
4,722	ABB Ltd., Registered Shares (Electrical Equipment)	169
513	Adecco Group AG (Professional Services)	21
1,469	Alcon, Inc. (Health Care Equipment & Supplies)(b)	113
75	Bachem Holding AG (Life Sciences Tools & Services)	6
117	Baloise Holding AG, Registered Shares (Insurance)	17
109	Banque Cantonale Vaudoise, Registered Shares (Banks)	11
13	Barry Callebaut AG, Registered Shares (Food Products)(b)	21
77	BKW AG (Electric Utilities)	14
6	Chocoladefabriken Lindt & Spruengli AG, Class–- PC (Food Products)	67
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
1,242	Chubb Ltd. (Insurance)	$259
1,538	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	187
541	Clariant AG, Registered Shares (Chemicals)	9
683	Coca-Cola HBC AG (Beverages)	19
596	DSM-Firmenich AG (Chemicals)	50
214	Dufry AG, Registered Shares (Specialty Retail)(a)(b)	8
23	EMS-Chemie Holding AG (Chemicals)	16
475	Garmin Ltd. (Household Durables)	50
107	Geberit AG, Registered Shares (Building Products)	53
28	Givaudan SA, Registered Shares (Chemicals)	91
31,673	Glencore PLC (Metals & Mining)(b)	180
86	Helvetia Holding AG, Registered Shares (Insurance)	12
1,549	Holcim AG (Construction Materials)(b)	99
652	Julius Baer Group Ltd. (Capital Markets)	42
163	Kuehne + Nagel International AG, Registered Shares (Marine Transportation)	46
491	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	34
218	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	101
7,883	Nestle SA, Registered Shares (Food Products)	892
6,035	Novartis AG, Registered Shares (Pharmaceuticals)	617
67	Partners Group Holding AG (Capital Markets)	75
96	Roche Holding AG (Pharmaceuticals)	28
2,069	Roche Holding AG (Pharmaceuticals)	565
142	Schindler Holding AG (Machinery)	28
50	Schindler Holding AG, Registered Shares (Machinery)	10
461	SGS SA, Registered Shares (Professional Services)(b)	39
945	SIG Group AG (Containers & Packaging)(b)	23
432	Sika AG, Registered Shares (Chemicals)(b)	109
139	Sonova Holding AG (Health Care Equipment & Supplies)(b)	33
2,005	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	86
338	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	43
94	Swiss Life Holding AG (Insurance)	59
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	17
889	Swiss Re AG (Insurance)	91
79	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	47
164	Temenos AG, Registered Shares (Software)	11
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	5
98	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	25

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
9,650	UBS Group AG (Capital Markets)	$238
80	VAT Group AG (Machinery)	29
443	Zurich Insurance Group AG (Insurance)	203
		4,968
	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 3.94%
2,840	3i Group PLC (Capital Markets)	71
5,849	abrdn PLC (Capital Markets)	11
654	Admiral Group PLC (Insurance)	19
978	Amcor PLC (Containers & Packaging)	9
3,739	Amcor PLC (Containers & Packaging)	34
3,854	Anglo American PLC (Metals & Mining)	106
1,287	Ashtead Group PLC (Trading Companies & Distributors)	78
902	Associated British Foods PLC (Food Products)	23
4,557	AstraZeneca PLC (Pharmaceuticals)(b)	614
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	20
8,845	Aviva PLC (Insurance)	42
8,941	BAE Systems PLC (Aerospace & Defense)	109
46,181	Barclays PLC (Banks)(b)	89
2,421	Barratt Developments PLC (Household Durables)(b)	13
399	Berkeley Group Holdings PLC (Household Durables)	20
51,789	BP PLC (Oil, Gas & Consumable Fuels)	334
21,107	BT Group PLC (Diversified Telecommunication Services)	30
987	Bunzl PLC (Trading Companies & Distributors)	35
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	24
17,106	Centrica PLC (Multi-Utilities)(b)	32
861	Clarivate PLC (Professional Services)(a)	6
3,046	CNH Industrial N.V. (Machinery)	37
623	Coca-Cola Europacific Partners PLC (Beverages)	39
5,133	Compass Group PLC (Hotels, Restaurants & Leisure)	125
433	Croda International PLC (Chemicals)(b)	26
6,559	Diageo PLC (Beverages)	242
466	Endeavour Mining PLC (Metals & Mining)	9
1,947	Entain PLC (Hotels, Restaurants & Leisure)(b)	22
486	Ferguson PLC (Trading Companies & Distributors)	80
113	Ferguson PLC (Trading Companies & Distributors)	19
11,941	GSK PLC (Pharmaceuticals)	216
16,291	Haleon PLC (Personal Care Products)(b)	68
1,158	Halma PLC (Electronic Equipment, Instruments & Components)	27
823	Hargreaves Lansdown PLC (Capital Markets)	8
509	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	13
58,338	HSBC Holdings PLC (Banks)	456
3,731	Informa PLC (Media)	34
538	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	40
498	Intertek Group PLC (Professional Services)	25
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
4,095	J Sainsbury PLC (Consumer Staples Distribution & Retail)	$13
6,250	JD Sports Fashion PLC (Specialty Retail)	11
474	Johnson Matthey PLC (Chemicals)	9
5,956	Kingfisher PLC (Specialty Retail)	16
1,659	Land Securities Group PLC (Diversified REITs)	12
18,863	Legal & General Group PLC (Insurance)	51
718	Liberty Global PLC, Class – C (Diversified Telecommunication Services)(a)	13
195,960	Lloyds Banking Group PLC (Banks)	105
1,249	London Stock Exchange Group PLC (Capital Markets)(b)	125
6,041	M&G PLC (Financial Services)	14
4,007	Melrose Industries PLC (Aerospace & Defense)	23
1,214	Mondi PLC (Paper & Forest Products)	20
10,823	National Grid PLC (Multi-Utilities)	129
16,954	NatWest Group PLC (Banks)(b)	48
383	Next PLC (Broadline Retail)	34
1,748	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(b)	13
1,722	Pearson PLC (Diversified Consumer Services)	18
488	Pentair PLC (Machinery)	32
795	Persimmon PLC (Household Durables)	10
2,089	Phoenix Group Holdings PLC (Insurance)	12
2,107	Reckitt Benckiser Group PLC (Household Products)	149
5,559	RELX PLC (Professional Services)	188
7,480	Rentokil Initial PLC (Commercial Services & Supplies)	56
3,347	Rio Tinto PLC (Metals & Mining)	210
24,584	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	66
1,911	Schroders PLC (Capital Markets)	9
3,908	Segro PLC (Diversified REITs)	34
626	Severn Trent PLC (Water Utilities)(b)	18
19,752	Shell PLC (Oil, Gas & Consumable Fuels)	625
2,631	Smith & Nephew PLC (Health Care Equipment & Supplies)	33
939	Smiths Group PLC (Industrial Conglomerates)	18
227	Spirax-Sarco Engineering PLC (Machinery)	26
3,275	SSE PLC (Electric Utilities)	64
1,736	St. James’s Place PLC (Capital Markets)	18
7,078	Standard Chartered PLC (Banks)	65
7,703	Taylor Wimpey PLC (Household Durables)(b)	11
22,102	Tesco PLC (Consumer Staples Distribution & Retail)	71
3,118	The Sage Group PLC (Software)	38
7,377	Unilever PLC (Personal Care Products)	365
2,365	United Utilities Group PLC (Water Utilities)	27
69,908	Vodafone Group PLC (Wireless Telecommunication Services)	66
669	Whitbread PLC (Hotels, Restaurants & Leisure)	28
310	Willis Towers Watson PLC (Insurance)	65
1,866	Wise PLC, Class – A (Professional Services)(a)	16
3,407	WPP PLC (Media)	30
		6,209

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 67.50%
1,634	3M Co. (Industrial Conglomerates)	$153
352	A.O. Smith Corp. (Building Products)	23
5,112	Abbott Laboratories (Health Care Equipment & Supplies)	495
5,225	AbbVie, Inc. (Biotechnology)	779
2,331	Activision Blizzard, Inc. (Entertainment)	218
1,349	Adobe, Inc. (Software)(a)	688
4,763	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	490
400	AECOM (Construction & Engineering)	33
1,696	Aflac, Inc. (Insurance)	130
864	Agilent Technologies, Inc. (Life Sciences Tools & Services)	97
649	Air Products & Chemicals, Inc. (Chemicals)	184
1,211	Airbnb, Inc., Class – A (Hotels, Restaurants & Leisure)(a)	166
463	Akamai Technologies, Inc. (IT Services)(a)	49
346	Albemarle Corp. (Chemicals)	59
868	Albertsons Cos., Inc., Class – A (Consumer Staples Distribution & Retail)	20
505	Alexandria Real Estate Equities, Inc. (Office REITs)	51
214	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	65
800	Alliant Energy Corp. (Electric Utilities)	39
662	Ally Financial, Inc. (Consumer Finance)	18
364	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	64
17,620	Alphabet, Inc., Class – A (Interactive Media & Services)(a)	2,306
15,615	Alphabet, Inc., Class – C (Interactive Media & Services)(a)	2,059
27,307	Amazon.com, Inc. (Broadline Retail)(a)	3,472
783	Ameren Corp. (Multi-Utilities)	59
1,510	American Electric Power Co., Inc. (Electric Utilities)	114
1,842	American Express Co. (Consumer Finance)	275
987	American Homes 4 Rent, Class – A (Residential REITs)	33
2,157	American International Group, Inc. (Insurance)	131
1,368	American Tower Corp. (Specialized REITs)	225
581	American Water Works Co., Inc. (Water Utilities)	72
310	Ameriprise Financial, Inc. (Capital Markets)	102
522	AmerisourceBergen Corp. (Health Care Providers & Services)	94
662	AMETEK, Inc. (Electrical Equipment)	98
1,577	Amgen, Inc. (Biotechnology)	424
1,774	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	149
1,472	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	258
1,546	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	29
256	ANSYS, Inc. (Software)(a)	76
608	Aon PLC, Class – A (Insurance)	197
935	APA Corp. (Oil, Gas & Consumable Fuels)	38
1,171	Apollo Global Management, Inc. (Financial Services)	105
46,450	Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,954
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,462	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	$341
759	Aramark (Hotels, Restaurants & Leisure)	26
1,604	Archer-Daniels-Midland Co. (Food Products)	121
464	Ares Management Corp., Class – A (Capital Markets)	48
793	Arista Networks, Inc. (Communications Equipment)(a)	146
176	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	22
638	Arthur J. Gallagher & Co. (Insurance)	145
95	Aspen Technology, Inc. (Software)(a)	19
147	Assurant, Inc. (Insurance)	21
21,426	AT&T, Inc. (Diversified Telecommunication Services)	322
442	Atlassian Corp., Class – A (Software)(a)	89
424	Atmos Energy Corp. (Gas Utilities)	45
635	Autodesk, Inc. (Software)(a)	131
1,212	Automatic Data Processing, Inc. (Professional Services)	292
54	AutoZone, Inc. (Specialty Retail)(a)	137
415	AvalonBay Communities, Inc. (Residential REITs)	71
2,035	Avantor, Inc. (Life Sciences Tools & Services)(a)	43
257	Avery Dennison Corp. (Containers & Packaging)	47
204	Axon Enterprise, Inc. (Aerospace & Defense)(a)	41
2,953	Baker Hughes Co. (Energy Equipment & Services)	104
944	Ball Corp. (Containers & Packaging)	47
21,034	Bank of America Corp. (Banks)	576
680	Bath & Body Works, Inc. (Specialty Retail)	23
1,504	Baxter International, Inc. (Health Care Equipment & Supplies)	57
853	Becton Dickinson & Co. (Health Care Equipment & Supplies)	221
684	Bentley Systems, Inc., Class – B (Software)	34
3,815	Berkshire Hathaway, Inc., Class – B (Financial Services)(a)	1,336
598	Best Buy Co., Inc. (Specialty Retail)	42
289	BILL Holdings, Inc. (Software)(a)	31
421	Biogen, Inc. (Biotechnology)(a)	108
552	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	49
68	Bio-Rad Laboratories, Inc., Class – A (Life Sciences Tools & Services)(a)	24
466	Bio-Techne Corp. (Life Sciences Tools & Services)	32
438	BlackRock, Inc. (Capital Markets)	283
2,066	Blackstone, Inc. (Capital Markets)	221
1,596	Block, Inc. (Financial Services)(a)	71
110	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	339
389	Booz Allen Hamilton Holding Corp. (Professional Services)	43
755	BorgWarner, Inc. (Automobile Components)	30
473	Boston Properties, Inc. (Office REITs)	28
4,322	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	228

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
6,271	Bristol-Myers Squibb Co. (Pharmaceuticals)	$364
1,218	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,012
346	Broadridge Financial Solutions, Inc. (Professional Services)	62
300	Brookfield Renewable Corp., Class – A (Independent Power and Renewable Electricity Producers)(b)	7
703	Brown & Brown, Inc. (Insurance)	49
900	Brown-Forman Corp., Class – B (Beverages)	52
404	Builders FirstSource, Inc. (Building Products)(a)	50
445	Bunge Ltd. (Food Products)	48
197	Burlington Stores, Inc. (Specialty Retail)(a)	27
349	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	30
798	Cadence Design Systems, Inc. (Software)(a)	187
668	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	31
353	Camden Property Trust (Residential REITs)	33
579	Campbell Soup Co. (Food Products)	24
1,123	Capital One Financial Corp. (Consumer Finance)	109
760	Cardinal Health, Inc. (Health Care Providers & Services)	66
154	Carlisle Cos., Inc. (Building Products)	40
472	CarMax, Inc. (Specialty Retail)(a)	33
2,449	Carrier Global Corp. (Building Products)	135
555	Catalent, Inc. (Pharmaceuticals)(a)	25
1,530	Caterpillar, Inc. (Machinery)	418
315	Cboe Global Markets, Inc. (Capital Markets)	49
931	CBRE Group, Inc., Class – A (Real Estate Management & Development)(a)	69
399	CDW Corp. (Electronic Equipment, Instruments & Components)	81
280	Celanese Corp. (Chemicals)	35
1,632	Centene Corp. (Health Care Providers & Services)(a)	112
1,903	CenterPoint Energy, Inc. (Multi-Utilities)	51
449	Ceridian HCM Holding, Inc. (Professional Services)(a)	30
584	CF Industries Holdings, Inc. (Chemicals)	50
156	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(a)	31
288	Charter Communications, Inc., Class – A (Media)(a)	127
708	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	118
341	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	29
5,378	Chevron Corp. (Oil, Gas & Consumable Fuels)	907
524	Chewy, Inc., Class – A (Specialty Retail)(a)	10
81	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	148
709	Church & Dwight Co., Inc. (Household Products)	65
464	Cincinnati Financial Corp. (Insurance)	47
265	Cintas Corp. (Commercial Services & Supplies)	127
12,086	Cisco Systems, Inc. (Communications Equipment)	650
5,722	Citigroup, Inc. (Banks)	235
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,484	Citizens Financial Group, Inc. (Banks)	$40
1,794	Cleveland-Cliffs, Inc. (Metals & Mining)(a)	28
805	Cloudflare, Inc., Class – A (IT Services)(a)	51
1,082	CME Group, Inc. (Capital Markets)	217
886	CMS Energy Corp. (Multi-Utilities)	47
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	18
1,492	Cognizant Technology Solutions Corp., Class – A (IT Services)	101
487	Coinbase Global, Inc., Class – A (Capital Markets)(a)	37
2,393	Colgate-Palmolive Co. (Household Products)	170
12,302	Comcast Corp., Class – A (Media)	545
1,427	Conagra Brands, Inc. (Food Products)	39
3,573	ConocoPhillips (Oil, Gas & Consumable Fuels)	428
1,065	Consolidated Edison, Inc. (Multi-Utilities)	91
483	Constellation Brands, Inc., Class – A (Beverages)	121
1,001	Constellation Energy Corp. (Electric Utilities)	109
2,502	Copart, Inc. (Commercial Services & Supplies)(a)	108
2,365	Corning, Inc. (Electronic Equipment, Instruments & Components)	72
2,104	Corteva, Inc. (Chemicals)	108
1,194	CoStar Group, Inc. (Professional Services)(a)	92
1,305	Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	737
2,250	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	61
657	Crowdstrike Holdings, Inc., Class – A (Software)(a)	110
1,282	Crown Castle, Inc. (Specialized REITs)	118
370	Crown Holdings, Inc. (Containers & Packaging)	33
5,986	CSX Corp. (Ground Transportation)	184
411	Cummins, Inc. (Machinery)	94
3,861	CVS Health Corp. (Health Care Providers & Services)	270
907	D.R. Horton, Inc. (Household Durables)	97
2,076	Danaher Corp. (Life Sciences Tools & Services)	515
363	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	52
481	Darling Ingredients, Inc. (Food Products)(a)	25
736	Datadog, Inc., Class – A (Software)(a)	67
173	DaVita, Inc. (Health Care Providers & Services)(a)	16
79	Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)(a)	41
821	Deere & Co. (Machinery)	310
755	Dell Technologies, Inc., Class – C (Technology Hardware, Storage & Peripherals)	52
418	Delta Air Lines, Inc. (Passenger Airlines)	15
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	19
1,934	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	92
1,133	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	106

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
508	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	$79
185	Dick’s Sporting Goods, Inc. (Specialty Retail)	20
855	Digital Realty Trust, Inc. (Specialized REITs)	103
754	Discover Financial Services (Consumer Finance)	65
612	DocuSign, Inc. (Software)(a)	26
643	Dollar General Corp. (Consumer Staples Distribution & Retail)	68
623	Dollar Tree, Inc. (Consumer Staples Distribution & Retail)(a)	66
2,472	Dominion Energy, Inc. (Multi-Utilities)	110
104	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	39
759	DoorDash, Inc., Class – A (Hotels, Restaurants & Leisure)(a)	60
411	Dover Corp. (Machinery)	57
2,107	Dow, Inc. (Chemicals)	109
1,255	DraftKings, Inc. (Hotels, Restaurants & Leisure)(a)	37
766	Dropbox, Inc., Class – A (Software)(a)	21
617	DTE Energy Co. (Multi-Utilities)	61
2,254	Duke Energy Corp. (Electric Utilities)	199
1,356	DuPont de Nemours, Inc. (Chemicals)	101
772	Dynatrace, Inc. (Software)(a)	36
394	Eastman Chemical Co. (Chemicals)	30
1,176	Eaton Corp. PLC (Electrical Equipment)	251
1,596	eBay, Inc. (Broadline Retail)	70
751	Ecolab, Inc. (Chemicals)	127
1,122	Edison International (Electric Utilities)	71
1,771	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	123
779	Electronic Arts, Inc. (Entertainment)	94
703	Elevance Health, Inc. (Health Care Providers & Services)	306
2,393	Eli Lilly & Co. (Pharmaceuticals)	1,285
1,667	Emerson Electric Co. (Electrical Equipment)	161
403	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	48
440	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	41
638	Entergy Corp. (Electric Utilities)	59
1,711	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	217
171	EPAM Systems, Inc. (IT Services)(a)	44
1,061	EQT Corp. (Oil, Gas & Consumable Fuels)	43
359	Equifax, Inc. (Professional Services)	66
280	Equinix, Inc. (Specialized REITs)	203
940	Equitable Holdings, Inc. (Financial Services)	27
554	Equity LifeStyle Properties, Inc. (Residential REITs)	35
1,075	Equity Residential (Residential REITs)	63
812	Essential Utilities, Inc. (Water Utilities)	28
196	Essex Property Trust, Inc. (Residential REITs)	42
385	Etsy, Inc. (Broadline Retail)(a)	25
721	Evergy, Inc. (Electric Utilities)	37
1,042	Eversource Energy (Electric Utilities)	61
524	Exact Sciences Corp. (Biotechnology)(a)	36
2,902	Exelon Corp. (Electric Utilities)	110
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
454	Expeditors International of Washington, Inc. (Air Freight & Logistics)	$52
624	Extra Space Storage, Inc. (Specialized REITs)	76
11,941	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,404
153	F5, Inc. (Communications Equipment)(a)	25
111	FactSet Research Systems, Inc. (Capital Markets)	49
74	Fair Isaac Corp. (Software)(a)	64
1,641	Fastenal Co. (Trading Companies & Distributors)	90
699	FedEx Corp. (Air Freight & Logistics)	185
676	Fidelity National Financial, Inc. (Insurance)	28
1,759	Fidelity National Information Services, Inc. (Financial Services)	97
2,086	Fifth Third Bancorp (Banks)	53
32	First Citizens BancShares, Inc., Class – A (Banks)	44
1,647	First Horizon Corp. (Banks)	18
297	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	48
1,607	FirstEnergy Corp. (Electric Utilities)	55
1,818	Fiserv, Inc. (Financial Services)(a)	205
208	FleetCor Technologies, Inc. (Financial Services)(a)	53
331	FMC Corp. (Chemicals)	22
11,513	Ford Motor Co. (Automobile Components)	143
1,948	Fortinet, Inc. (Software)(a)	114
1,031	Fortive Corp. (Machinery)	76
336	Fortune Brands Innovations, Inc. (Building Products)	21
1,024	Fox Corp., Class – A (Media)	32
244	Fox Corp., Class – B (Media)	7
748	Franklin Resources, Inc. (Capital Markets)	18
4,226	Freeport-McMoRan, Inc. (Metals & Mining)	158
233	Gartner, Inc. (IT Services)(a)	80
1,196	GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	81
1,748	Gen Digital, Inc. (Software)	31
195	Generac Holdings, Inc. (Electrical Equipment)(a)	21
685	General Dynamics Corp. (Aerospace & Defense)	151
3,242	General Electric Co. (Industrial Conglomerates)	358
1,713	General Mills, Inc. (Food Products)	110
4,105	General Motors Co. (Automobile Components)	135
414	Genuine Parts Co. (Distributors)	60
3,690	Gilead Sciences, Inc. (Biotechnology)	277
778	Global Payments, Inc. (Financial Services)	90
456	GoDaddy, Inc., Class – A (IT Services)(a)	34
486	Graco, Inc. (Machinery)	35
2,649	Halliburton Co. (Energy Equipment & Services)	107
403	Hasbro, Inc. (Leisure Products)	27
606	HCA Healthcare, Inc. (Health Care Providers & Services)	149
1,518	Healthcare Realty Trust, Inc. (Health Care REITs)	23
1,845	Healthpeak Properties, Inc. (Health Care REITs)	34
133	HEICO Corp. (Aerospace & Defense)	22

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
225	HEICO Corp., Class – A (Aerospace & Defense)	$29
391	Henry Schein, Inc. (Health Care Providers & Services)(a)	29
809	Hess Corp. (Oil, Gas & Consumable Fuels)	124
3,805	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	66
472	HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	27
789	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	118
727	Hologic, Inc. (Health Care Equipment & Supplies)(a)	50
1,945	Honeywell International, Inc. (Industrial Conglomerates)	359
637	Horizon Therapeutics PLC (Biotechnology)(a)	74
911	Hormel Foods Corp. (Food Products)	35
2,156	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	35
1,180	Howmet Aerospace, Inc. (Aerospace & Defense)	55
2,600	HP, Inc. (Technology Hardware, Storage & Peripherals)	67
155	Hubbell, Inc. (Electrical Equipment)	49
139	HubSpot, Inc. (Software)(a)	68
366	Humana, Inc. (Health Care Providers & Services)	178
4,354	Huntington Bancshares, Inc. (Banks)	45
122	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	25
114	Hyatt Hotels Corp., Class – A (Hotels, Restaurants & Leisure)	12
222	IDEX Corp. (Machinery)	46
242	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	106
907	Illinois Tool Works, Inc. (Machinery)	209
465	Illumina, Inc. (Life Sciences Tools & Services)(a)	64
560	Incyte Corp. (Biotechnology)(a)	32
1,189	Ingersoll Rand, Inc. (Machinery)	76
205	Insulet Corp. (Health Care Equipment & Supplies)(a)	33
12,383	Intel Corp. (Semiconductors & Semiconductor Equipment)	440
1,703	Intercontinental Exchange, Inc. (Capital Markets)	187
2,689	International Business Machines Corp. (IT Services)	377
759	International Flavors & Fragrances, Inc. (Chemicals)	52
1,039	International Paper Co. (Containers & Packaging)	37
836	Intuit, Inc. (Software)	427
1,049	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	307
902	Invesco Ltd. (Capital Markets)	13
1,844	Invitation Homes, Inc. (Residential REITs)	58
545	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	107
858	Iron Mountain, Inc. (Specialized REITs)	51
393	Jabil, Inc. (Electronic Equipment, Instruments & Components)	50
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
221	Jack Henry & Associates, Inc. (Professional Services)	$33
374	Jacobs Solutions, Inc. (Professional Services)	51
152	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	20
43	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	6
246	JB Hunt Transport Services, Inc. (Ground Transportation)	46
7,114	Johnson & Johnson (Pharmaceuticals)	1,108
2,015	Johnson Controls International PLC (Building Products)	107
8,620	JPMorgan Chase & Co. (Banks)	1,250
967	Juniper Networks, Inc. (Communications Equipment)	27
802	Kellogg Co. (Food Products)	48
2,697	Keurig Dr. Pepper, Inc. (Beverages)	85
2,950	KeyCorp (Banks)	32
537	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	71
985	Kimberly-Clark Corp. (Household Products)	119
2,069	Kimco Realty Corp. (Retail REITs)	36
5,984	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	99
1,781	KKR & Co., Inc. (Capital Markets)	110
404	KLA Corp. (Semiconductors & Semiconductor Equipment)	185
490	Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	25
561	L3Harris Technologies, Inc. (Aerospace & Defense)	98
264	Laboratory Corp. of America Holdings (Health Care Providers & Services)	53
394	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	247
429	Lamb Weston Holdings, Inc. (Food Products)	40
1,025	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	47
403	Lattice Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	35
199	Lear Corp. (Automobile Components)	27
388	Leidos Holdings, Inc. (Professional Services)	36
746	Lennar Corp., Class – A (Household Durables)	84
100	Lennox International, Inc. (Building Products)	37
1,449	Linde PLC (Chemicals)	540
487	Live Nation Entertainment, Inc. (Entertainment)(a)	40
802	LKQ Corp. (Distributors)	40
674	Lockheed Martin Corp. (Aerospace & Defense)	276
591	Loews Corp. (Insurance)	37
1,742	Lowe’s Cos., Inc. (Specialty Retail)	362
233	LPL Financial Holdings, Inc. (Capital Markets)	55
2,807	Lucid Group, Inc. (Automobile Components)(a)	16
779	LyondellBasell Industries N.V., Class – A (Chemicals)	74

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
503	M&T Bank Corp. (Banks)	$64
188	Manhattan Associates, Inc. (Software)(a)	37
1,882	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	50
1,251	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	189
116	MarketAxess Holdings, Inc. (Capital Markets)	25
772	Marriott International, Inc., Class – A (Hotels, Restaurants & Leisure)	152
1,474	Marsh & McLennan Cos., Inc. (Insurance)	281
180	Martin Marietta Materials, Inc. (Construction Materials)	74
2,509	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	136
619	Masco Corp. (Building Products)	33
2,499	Mastercard, Inc., Class – A (Financial Services)	989
844	Match Group, Inc. (Interactive Media & Services)(a)	33
741	McCormick & Co., Inc./MD (Food Products)	56
2,152	McDonald’s Corp. (Hotels, Restaurants & Leisure)	567
408	McKesson Corp. (Health Care Providers & Services)	177
7,485	Merck & Co., Inc. (Pharmaceuticals)	771
1,937	MetLife, Inc. (Insurance)	122
64	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	71
916	MGM Resorts International (Hotels, Restaurants & Leisure)	34
1,594	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	124
3,294	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	224
20,892	Microsoft Corp. (Software)	6,598
373	Mid-America Apartment Communities, Inc. (Residential REITs)	48
960	Moderna, Inc. (Biotechnology)(a)	99
144	Mohawk Industries, Inc. (Household Durables)(a)	12
171	Molina Healthcare, Inc. (Health Care Providers & Services)(a)	56
568	Molson Coors Beverage Co., Class – B (Beverages)	36
4,038	Mondelez International, Inc., Class – A (Food Products)	280
206	MongoDB, Inc. (IT Services)(a)	71
131	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	61
2,279	Monster Beverage Corp. (Beverages)(a)	121
479	Moody’s Corp. (Capital Markets)	151
3,666	Morgan Stanley (Capital Markets)	299
504	Motorola Solutions, Inc. (Communications Equipment)	137
1,014	Nasdaq, Inc. (Capital Markets)	49
631	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	48
1,312	Netflix, Inc. (Entertainment)(a)	495
289	Neurocrine Biosciences, Inc. (Biotechnology)(a)	33
2,354	Newmont Corp. (Metals & Mining)	87
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,230	News Corp., Class – A (Media)	$25
5,916	NextEra Energy, Inc. (Electric Utilities)	339
3,609	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	345
1,317	NiSource, Inc. (Multi-Utilities)	33
154	Nordson Corp. (Machinery)	34
669	Norfolk Southern Corp. (Ground Transportation)	132
640	Northern Trust Corp. (Capital Markets)	44
422	Northrop Grumman Corp. (Aerospace & Defense)	186
739	Nucor Corp. (Metals & Mining)	116
7,320	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,184
10	NVR, Inc. (Household Durables)(a)	60
1,974	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	128
457	Okta, Inc. (IT Services)(a)	37
288	Old Dominion Freight Line, Inc. (Ground Transportation)	118
598	Omnicom Group, Inc. (Media)	45
1,257	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	117
1,530	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	97
4,780	Oracle Corp. (Software)	506
180	O’Reilly Automotive, Inc. (Specialty Retail)(a)	164
1,202	Otis Worldwide Corp. (Machinery)	97
730	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	35
250	Owens Corning (Building Products)	34
1,504	PACCAR, Inc. (Machinery)	128
243	Packaging Corp. of America (Containers & Packaging)	37
911	Palo Alto Networks, Inc. (Software)(a)	214
1,520	Paramount Global, Class – B (Media)	20
374	Parker-Hannifin Corp. (Machinery)	146
954	Paychex, Inc. (Professional Services)	110
162	Paycom Software, Inc. (Professional Services)	42
128	Paylocity Holding Corp. (Professional Services)(a)	23
3,128	PayPal Holdings, Inc. (Financial Services)(a)	183
4,058	PepsiCo, Inc. (Beverages)	688
16,612	Pfizer, Inc. (Pharmaceuticals)	551
5,692	PG&E Corp. (Electric Utilities)(a)	92
1,348	Phillips 66 (Oil, Gas & Consumable Fuels)	162
683	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	157
117	Pool Corp. (Distributors)	42
693	PPG Industries, Inc. (Chemicals)	90
2,211	PPL Corp. (Electric Utilities)	52
723	Principal Financial Group, Inc. (Insurance)	52
2,700	Prologis, Inc. (Industrial REITs)	303
1,093	Prudential Financial, Inc. (Insurance)	104
337	PTC, Inc. (Software)(a)	48
1,468	Public Service Enterprise Group, Inc. (Multi-Utilities)	84
463	Public Storage (Specialized REITs)	122
667	PulteGroup, Inc. (Household Durables)	49
304	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	29

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,328	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	$370
420	Quanta Services, Inc. (Construction & Engineering)	79
329	Quest Diagnostics, Inc. (Health Care Providers & Services)	40
609	Raymond James Financial, Inc. (Capital Markets)	61
1,998	Realty Income Corp. (Retail REITs)	100
563	Regency Centers Corp. (Retail REITs)	33
319	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	263
2,806	Regions Financial Corp. (Banks)	48
175	Reliance Steel & Aluminum Co. (Metals & Mining)	46
158	Repligen Corp. (Life Sciences Tools & Services)(a)	25
671	Republic Services, Inc. (Commercial Services & Supplies)	96
430	ResMed, Inc. (Health Care Equipment & Supplies)	64
374	Revvity, Inc. (Life Sciences Tools & Services)	41
1,908	Rivian Automotive, Inc., Class – A (Automobile Components)(a)	46
298	Robert Half International, Inc. (Professional Services)	22
1,364	Robinhood Markets, Inc., Class – A (Capital Markets)(a)	13
334	Rockwell Automation, Inc. (Electrical Equipment)	95
369	Roku, Inc. (Entertainment)(a)	26
918	Rollins, Inc. (Commercial Services & Supplies)	34
311	Roper Technologies, Inc. (Software)	151
1,011	Ross Stores, Inc. (Specialty Retail)	114
677	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	62
1,170	Royalty Pharma PLC, Class – A (Pharmaceuticals)	32
384	RPM International, Inc. (Chemicals)	36
4,280	RTX Corp. (Aerospace & Defense)	308
979	S&P Global, Inc. (Capital Markets)	358
2,880	Salesforce, Inc. (Software)(a)	584
322	SBA Communications Corp. (Specialized REITs)	64
4,276	Schlumberger N.V. (Energy Equipment & Services)	249
567	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	37
411	Seagen, Inc. (Biotechnology)(a)	87
371	Sealed Air Corp. (Containers & Packaging)	12
1,944	Sempra Energy (Multi-Utilities)	132
377	Sensata Technologies Holding PLC (Electrical Equipment)	14
597	ServiceNow, Inc. (Software)(a)	334
978	Simon Property Group, Inc. (Retail REITs)	106
2,495	Sirius XM Holdings, Inc. (Media)	11
468	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	46
3,340	Snap, Inc., Class – A (Interactive Media & Services)(a)	30
153	Snap-on, Inc. (Machinery)	39
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
765	Snowflake, Inc., Class – A (IT Services)(a)	$117
410	Southwest Airlines Co. (Passenger Airlines)	11
471	Splunk, Inc. (Software)(a)	69
459	Stanley Black & Decker, Inc. (Machinery)	38
3,360	Starbucks Corp. (Hotels, Restaurants & Leisure)	307
1,005	State Street Corp. (Capital Markets)	67
482	Steel Dynamics, Inc. (Metals & Mining)	52
293	STERIS PLC (Health Care Equipment & Supplies)	64
1,016	Stryker Corp. (Health Care Equipment & Supplies)	278
387	Sun Communities, Inc. (Residential REITs)	46
1,291	Synchrony Financial (Consumer Finance)	39
446	Synopsys, Inc. (Software)(a)	205
1,505	Sysco Corp. (Consumer Staples Distribution & Retail)	99
671	T. Rowe Price Group, Inc. (Capital Markets)	70
499	Take-Two Interactive Software, Inc. (Entertainment)(a)	70
647	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	55
1,350	Target Corp. (Consumer Staples Distribution & Retail)	149
919	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	114
142	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	58
143	Teleflex, Inc. (Health Care Equipment & Supplies)	28
456	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	46
8,449	Tesla, Inc. (Automobile Components)(a)	2,114
2,660	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	423
18	Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	33
619	Textron, Inc. (Aerospace & Defense)	48
2,030	The AES Corp. (Independent Power and Renewable Electricity Producers)	31
779	The Allstate Corp. (Insurance)	87
2,393	The Bank of New York Mellon Corp. (Capital Markets)	102
1,699	The Boeing Co. (Aerospace & Defense)(a)	326
677	The Carlyle Group, Inc. (Capital Markets)	20
4,507	The Charles Schwab Corp. (Capital Markets)	247
868	The Cigna Group (Health Care Providers & Services)	248
362	The Clorox Co. (Household Products)	47
12,223	The Coca-Cola Co. (Beverages)	684
146	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	46
682	The Estee Lauder Cos., Inc. (Personal Care Products)	99
976	The Goldman Sachs Group, Inc. (Capital Markets)	316
929	The Hartford Financial Services Group, Inc. (Insurance)	66
428	The Hershey Co. (Food Products)	86
2,974	The Home Depot, Inc. (Specialty Retail)	899
1,159	The Interpublic Group of Cos., Inc. (Media)	33

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
313	The J.M. Smucker Co. (Food Products)	$38
2,602	The Kraft Heinz Co. (Food Products)	88
1,986	The Kroger Co. (Consumer Staples Distribution & Retail)	89
996	The Mosaic Co. (Chemicals)	35
1,163	The PNC Financial Services Group, Inc. (Banks)	143
6,937	The Procter & Gamble Co. (Household Products)	1,012
1,765	The Progressive Corp. (Insurance)	246
717	The Sherwin-Williams Co. (Chemicals)	183
3,181	The Southern Co. (Electric Utilities)	206
3,381	The TJX Cos., Inc. (Specialty Retail)	301
309	The Toro Co. (Machinery)	26
669	The Travelers Cos., Inc. (Insurance)	109
5,360	The Walt Disney Co. (Entertainment)(a)	434
3,573	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	120
1,143	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	579
1,614	T-Mobile US, Inc. (Wireless Telecommunication Services)	226
927	Toast, Inc., Class – A (Financial Services)(a)	17
326	Tractor Supply Co. (Specialty Retail)	66
328	Tradeweb Markets, Inc., Class – A (Capital Markets)	26
160	TransDigm Group, Inc. (Aerospace & Defense)(a)	135
576	TransUnion (Professional Services)	41
756	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	41
3,844	Truist Financial Corp. (Banks)	110
557	Twilio, Inc., Class – A (IT Services)(a)	33
126	Tyler Technologies, Inc. (Software)(a)	49
861	Tyson Foods, Inc., Class – A (Food Products)	43
4,519	U.S. Bancorp (Banks)	149
5,438	Uber Technologies, Inc. (Ground Transportation)(a)	250
1,007	UDR, Inc. (Residential REITs)	36
303	U-Haul Holding Co. (Ground Transportation)	16
1,134	UiPath, Inc., Class – A (Software)(a)	19
148	Ulta Beauty, Inc. (Specialty Retail)(a)	59
1,816	Union Pacific Corp. (Ground Transportation)	370
2,155	United Parcel Service, Inc., Class – B (Air Freight & Logistics)	336
203	United Rentals, Inc. (Trading Companies & Distributors)	90
135	United Therapeutics Corp. (Biotechnology)(a)	30
2,761	UnitedHealth Group, Inc. (Health Care Providers & Services)	1,392
700	Unity Software, Inc. (Software)(a)	22
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	14
131	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	29
1,077	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	153
427	Veeva Systems, Inc., Class – A (Health Care Technology)(a)	87
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,208	Ventas, Inc. (Health Care REITs)	$51
281	VeriSign, Inc. (IT Services)(a)	57
422	Verisk Analytics, Inc. (Professional Services)	100
12,503	Verizon Communications, Inc. (Diversified Telecommunication Services)	405
760	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	264
3,592	Viatris, Inc. (Pharmaceuticals)	35
2,995	VICI Properties, Inc. (Specialized REITs)	87
4,775	Visa, Inc., Class – A (Financial Services)	1,098
1,037	Vistra Corp. (Independent Power and Renewable Electricity Producers)	34
690	Vmware, Inc., Class – A (Software)(a)	115
385	Vulcan Materials Co. (Construction Materials)	78
639	W.R. Berkley Corp. (Insurance)	41
131	W.W. Grainger, Inc. (Trading Companies & Distributors)	91
2,219	Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	49
4,379	Walmart, Inc. (Consumer Staples Distribution & Retail)	700
6,856	Warner Bros. Discovery, Inc. (Entertainment)(a)	74
1,208	Waste Management, Inc. (Commercial Services & Supplies)	184
175	Waters Corp. (Life Sciences Tools & Services)(a)	48
96	Watsco, Inc. (Trading Companies & Distributors)	36
547	Webster Financial Corp. (Banks)	22
940	WEC Energy Group, Inc. (Multi-Utilities)	76
10,851	Wells Fargo & Co. (Banks)	443
1,462	Welltower, Inc. (Health Care REITs)	120
217	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	81
954	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	44
536	Westinghouse Air Brake Technologies Corp. (Machinery)	57
121	Westlake Corp. (Chemicals)	15
868	Westrock Co. (Containers & Packaging)	31
2,170	Weyerhaeuser Co. (Specialized REITs)	67
180	Whirlpool Corp. (Household Durables)	24
399	Wolfspeed, Inc. (Semiconductors & Semiconductor Equipment)(a)	15
599	Workday, Inc., Class – A (Software)(a)	129
681	WP Carey, Inc. (Diversified REITs)	37
328	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	30
1,615	Xcel Energy, Inc. (Electric Utilities)	92
704	Xylem, Inc. (Machinery)	64
821	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	103
151	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	36
384	Zillow Group, Inc., Class – C (Real Estate Management & Development)(a)	18
613	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	69
1,351	Zoetis, Inc. (Pharmaceuticals)	235

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
710	Zoom Video Communications, Inc., Class – A (Software)(a)	$50
859	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	14
259	Zscaler, Inc. (Software)(a)	40
		106,421

	Uruguay — 0.11%
136	MercadoLibre, Inc. (Broadline Retail)(a)	172

	Total Common Stocks	156,704

	Warrant — 0.00%
	Canada — 0.00%
60	Constellation Software, Inc., 3/31/40 (Software)(a)(c)	—

	Total Warrant	—

	Investment Company — 0.29%
451,966	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(d)	452

	Total Investment Company	452

	Total Investments (cost $122,479) — 99.68%	157,156
	Other assets in excess of liabilities — 0.32%	506

	Net Assets – 100.00%	$157,662

Amounts designated as “—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	99.39%	-	99.39%
Warrant	0.00%	-	0.00%
Investment Company	0.01%	0.28%	0.29%
Other Assets (Liabilities)	0.25%	0.07%	0.32%
Total Net Assets	99.65%	0.35%	100.00%

Amounts designated “s "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	2	12/15/23	$204	$(7)
			$204	$(7)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(7)
	Total Net Unrealized Appreciation/(Depreciation)			$(7)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.63%
	Australia — 2.01%
109	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$2
1,657	ANZ Group Holdings Ltd. (Banks)	27
503	APA Group (Gas Utilities)	3
361	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	9
125	ASX Ltd. (Capital Markets)	5
630	Aurizon Holdings Ltd. (Ground Transportation)	1
2,826	BHP Group Ltd. (Metals & Mining)	80
248	BlueScope Steel Ltd. (Metals & Mining)	3
785	Brambles Ltd. (Commercial Services & Supplies)	7
35	Cochlear Ltd. (Health Care Equipment & Supplies)	6
780	Coles Group Ltd. (Consumer Staples Distribution & Retail)	8
934	Commonwealth Bank of Australia (Banks)	61
306	Computershare Ltd. (Professional Services)	5
551	Dexus (Diversified REITs)	3
102	EBOS Group Ltd. (Health Care Providers & Services)	2
980	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	3
982	Fortescue Metals Group Ltd. (Metals & Mining)	13
976	Goodman Group (Industrial REITs)	13
115	IDP Education Ltd. (Diversified Consumer Services)	2
356	IGO Ltd. (Metals & Mining)	3
1,294	Insurance Australia Group Ltd. (Insurance)	5
364	Lendlease Corp. Ltd. (Real Estate Management & Development)(b)	2
209	Macquarie Group Ltd. (Capital Markets)	22
1,579	Medibank Pvt. Ltd. (Insurance)	3
96	Mineral Resources Ltd. (Metals & Mining)	4
2,016	Mirvac Group (Diversified REITs)	3
1,788	National Australia Bank Ltd. (Banks)	33
499	Newcrest Mining Ltd. (Metals & Mining)	8
709	Northern Star Resources Ltd. (Metals & Mining)	5
194	Orica Ltd. (Chemicals)	2
902	Origin Energy Ltd. (Electric Utilities)	5
1,631	Pilbara Minerals Ltd. (Metals & Mining)	4
503	Qantas Airways Ltd. (Passenger Airlines)(a)	2
889	QBE Insurance Group Ltd. (Insurance)	9
29	REA Group Ltd. (Interactive Media & Services)	3
114	Reece Ltd. (Trading Companies & Distributors)	1
209	Rio Tinto Ltd. (Metals & Mining)	15
1,699	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	9
3,327	Scentre Group (Retail REITs)	5
244	SEEK Ltd. (Interactive Media & Services)	3
239	Sonic Healthcare Ltd. (Health Care Providers & Services)	5
2,127	South32 Ltd. (Metals & Mining)	5
1,290	Stockland (Diversified REITs)	3
658	Suncorp Group Ltd. (Insurance)	6
2,429	Telstra Group Ltd. (Diversified Telecommunication Services)	6
912	The GPT Group (Diversified REITs)	2
1,446	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	4
1,743	Transurban Group (Transportation Infrastructure)	14
413	Treasury Wine Estates Ltd. (Beverages)	3
2,104	Vicinity Ltd. (Diversified REITs)(b)	2
117	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
610	Wesfarmers Ltd. (Broadline Retail)	$21
1,998	Westpac Banking Corp. (Banks)	27
84	WiseTech Global Ltd. (Software)	3
1,080	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	25
685	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	16
		543

	Austria — 0.06%
183	Erste Group Bank AG (Banks)(b)	5
74	OMV AG (Oil, Gas & Consumable Fuels)	4
47	Verbund AG (Electric Utilities)	4
57	voestalpine AG (Metals & Mining)	2
		15

	Belgium — 0.24%
91	Ageas SA/N.V. (Insurance)	4
470	Anheuser-Busch InBev SA/N.V. (Beverages)	25
16	D'ieteren Group (Distributors)	3
17	Elia Group SA/N.V. (Electric Utilities)(b)	2
51	Groupe Bruxelles Lambert N.V. (Financial Services)	4
149	KBC Group N.V. (Banks)	9
9	Sofina SA (Financial Services)	2
39	Solvay SA, Cla–s – A (Chemicals)	4
67	UCB SA (Pharmaceuticals)	5
108	Umicore SA (Chemicals)(b)	3
108	Warehouses De Pauw CVA (Industrial REITs)	3
		64

	Bermuda — 0.09%
209	Arch Capital Group Ltd. (Insurance)(a)	17
24	Everest Group Ltd. (Insurance)	9
		26

	Canada — 3.75%
276	Agnico Eagle Mines Ltd. (Metals & Mining)	13
100	Air Canada (Passenger Airlines)(a)(b)	1
343	Algonquin Power & Utilities Corp. (Multi-Utilities)	2
448	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	23
144	AltaGas Ltd. (Gas Utilities)	3
353	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	6
404	Bank of Montreal (Banks)	34
997	Barrick Gold Corp. (Metals & Mining)	14
1	BCE, Inc. (Diversified Telecommunication Services)	—
196	Brookfield Asset Management Ltd., Cla–s – A (Capital Markets)	7
783	Brookfield Corp. (Capital Markets)	24
22	BRP, Inc. (Leisure Products)	2
240	Cameco Corp. (Oil, Gas & Consumable Fuels)	10
46	Canadian Apartment Properties REIT (Residential REITs)(b)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
515	Canadian Imperial Bank of Commerce (Banks)	$20
325	Canadian National Railway Co. (Ground Transportation)	35
623	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	40
515	Canadian Pacific Kansas City Ltd. (Ground Transportation)	38
31	Canadian Tire Corp. Ltd., Class – A (Broadline Retail)	3
110	Canadian Utilities Ltd., Class – A (Multi-Utilities)	2
81	CCL Industries, Inc., Class – B (Containers & Packaging)(b)	3
794	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	17
114	CGI, Inc. (IT Services)(a)	11
11	Constellation Software, Inc. (Software)	23
162	Dollarama, Inc. (Broadline Retail)	11
204	Element Fleet Management Corp. (Financial Services)(b)	3
151	Emera, Inc. (Electric Utilities)	5
85	Empire Co. Ltd., Class – A (Consumer Staples Distribution & Retail)	2
1,209	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	40
12	Fairfax Financial Holdings Ltd. (Insurance)	10
346	First Quantum Minerals Ltd. (Metals & Mining)	8
20	FirstService Corp. (Real Estate Management & Development)	3
277	Fortis, Inc. (Electric Utilities)	11
114	Franco-Nevada Corp. (Metals & Mining)	15
40	George Weston Ltd. (Consumer Staples Distribution & Retail)	4
127	GFL Environmental, Inc. (Commercial Services & Supplies)	4
97	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	3
157	Great-West Lifeco, Inc. (Insurance)	4
166	Hydro One Ltd. (Electric Utilities)(b)	4
53	iA Financial Corp., Inc. (Insurance)	3
50	IGM Financial, Inc. (Capital Markets)	1
120	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	7
100	Intact Financial Corp. (Insurance)(b)	15
339	Ivanhoe Mines Ltd. (Metals & Mining)(a)	3
121	Keyera Corp. (Oil, Gas & Consumable Fuels)	3
776	Kinross Gold Corp. (Metals & Mining)	4
87	Loblaw Cos. Ltd. (Consumer Staples Distribution & Retail)	7
65	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	25
340	Lundin Mining Corp. (Metals & Mining)(b)	3
150	Magna International, Inc. (Automobile Components)	8
1,024	Manulife Financial Corp. (Insurance)	19
127	Metro, Inc. (Consumer Staples Distribution & Retail)	7
185	National Bank of Canada (Banks)	12
158	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	3
283	Nutrien Ltd. (Chemicals)	17
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
31	Nuvei Corp. (Financial Services)	$—
42	Onex Corp. (Financial Services)	2
151	Open Text Corp. (Software)(b)	5
198	Pan American Silver Corp. (Metals & Mining)	3
80	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	2
333	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	10
328	Power Corp. of Canada (Insurance)	8
78	Quebecor, Inc., Class – B (Media)	2
100	RB Global, Inc. (Commercial Services & Supplies)	6
169	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	11
72	RioCan Real Estate Investment Trust (Diversified REITs)(b)	1
185	Rogers Communications, Inc., Class – B (Wireless Telecommunication Services)	7
789	Royal Bank of Canada (Banks)	70
141	Saputo, Inc. (Food Products)(b)	3
670	Shopify, Inc., Class - A (IT Services)(a)	37
56	Stantec, Inc. (Construction & Engineering)	4
328	Sun Life Financial, Inc. (Insurance)	16
742	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	26
567	TC Energy Corp. (Oil, Gas & Consumable Fuels)	20
258	Teck Resources Ltd., Class - B (Metals & Mining)	11
184	TELUS Corp. (Diversified Telecommunication Services)	3
43	TFI International, Inc. (Ground Transportation)	6
679	The Bank of Nova Scotia (Banks)	30
42	The Descartes Systems Group, Inc. (Software)(a)	3
1,040	The Toronto-Dominion Bank (Banks)	63
90	Thomson Reuters Corp. (Professional Services)	11
140	TMX Group Ltd. (Capital Markets)	3
47	Toromont Industries Ltd. (Trading Companies & Distributors)	4
177	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	9
145	Waste Connections, Inc. (Commercial Services & Supplies)	19
37	West Fraser Timber Co. Ltd. (Paper & Forest Products)	3
271	Wheaton Precious Metals Corp. (Metals & Mining)	11
73	WSP Global, Inc. (Construction & Engineering)	10
		1,016

	Cayman Islands — 0.01%
1,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	4

	Chile — 0.02%
254	Antofagasta PLC (Metals & Mining)	4

	Denmark — 0.33%
2	A.P. Moll–r - Maersk A/S, Cla–s - A (Marine Transportation)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
2	A.P. Moll–r - Maersk A/S, Cla–s - B (Marine Transportation)	$4
54	Carlsberg A/S, Cla–s - B (Beverages)	7
55	Chr Hansen Holding A/S (Chemicals)(b)	3
80	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	8
370	Danske Bank A/S (Banks)	9
51	Demant A/S (Health Care Equipment & Supplies)(a)	2
103	DSV A/S (Air Freight & Logistics)	19
130	Novozymes A/S, B shares (Chemicals)	5
114	Orsted A/S (Electric Utilities)(b)	6
50	Pandora A/S (Textiles, Apparel & Luxury Goods)	5
5	ROCKWOOL A/S, Class - B (Building Products)	1
192	Tryg A/S (Insurance)	4
560	Vestas Wind Systems A/S (Electrical Equipment)(a)	12
		89

	Finland — 0.33%
73	Elisa Oyj (Diversified Telecommunication Services)	3
234	Fortum Oyj (Electric Utilities)	3
138	Kesko Oyj, Class - B (Consumer Staples Distribution & Retail)	2
202	Kone Oyj, Class - B (Machinery)	9
372	Metso Oyj (Machinery)(b)	4
249	Neste Oyj (Oil, Gas & Consumable Fuels)^	8
3,035	Nokia Oyj (Communications Equipment)	11
1,851	Nordea Bank Abp (Banks)	20
271	Sampo Oyj, A Shares (Insurance)	12
299	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	4
314	UPM-Kymmene Oyj (Paper & Forest Products)	11
235	Wartsila Oyj Abp (Machinery)	3
		90

	France — 2.98%
84	Accor SA (Hotels, Restaurants & Leisure)	3
16	Aeroports de Paris (Transportation Infrastructure)	2
298	Air Liquide SA (Chemicals)	50
181	Alstom SA (Machinery)	4
30	Amundi SA (Capital Markets)	2
31	Arkema SA (Chemicals)	3
1,029	AXA SA (Insurance)	31
22	BioMerieux (Health Care Equipment & Supplies)	2
591	BNP Paribas SA (Banks)	38
481	Bollore SE (Entertainment)	3
107	Bouygues SA (Construction & Engineering)	4
163	Bureau Veritas SA (Professional Services)(b)	4
90	Capgemini SE (IT Services)	16
320	Carrefour SA (Consumer Staples Distribution & Retail)(b)	5
257	Cie de Saint-Gobain (Building Products)	15
387	Cie Generale des Etablissements Michelin SCA (Automobile Components)	12
27	Covivio SA (Diversified REITs)	1
642	Credit Agricole SA (Banks)	8
365	Danone SA (Food Products)	20
379	Dassault Systemes SE (Software)	14
133	Edenred (Financial Services)	8
Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
43	Eiffage SA (Construction & Engineering)(b)	$4
1,038	Engie SA (Multi-Utilities)	16
166	EssilorLuxottica SA (Health Care Equipment & Supplies)	29
23	Eurazeo SE (Financial Services)	1
23	Gecina SA (Office REITs)(b)	2
218	Getlink SE (Transportation Infrastructure)	3
18	Hermes International SCA (Textiles, Apparel & Luxury Goods)	33
17	Ipsen SA (Pharmaceuticals)	2
40	Kering SA (Textiles, Apparel & Luxury Goods)	18
138	Klepierre SA (Retail REITs)	3
59	La Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	2
153	Legrand SA (Electrical Equipment)	14
134	L’Oreal SA (Personal Care Products)	56
155	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	118
1,041	Orange SA (Diversified Telecommunication Services)(b)	12
118	Pernod Ricard SA (Beverages)	20
136	Publicis Groupe SA (Media)	10
17	Remy Cointreau SA (Beverages)^	2
99	Renault SA (Automobile Components)	4
309	Schneider Electric SE (Electrical Equipment)(b)	51
16	SEB SA (Household Durables)	1
426	Societe Generale SA (Banks)	10
54	Sodexo SA (Hotels, Restaurants & Leisure)	6
35	Teleperformance (Professional Services)	4
1,265	TotalEnergies SE (Oil, Gas & Consumable Fuels)	84
66	Unibail-Rodamco-Westfield (Retail REITs)(a)	3
119	Valeo (Automobile Components)	2
376	Veolia Environnement SA (Multi-Utilities)	11
299	Vinci SA (Construction & Engineering)	33
387	Vivendi SE (Media)	3
15	Wendel SE (Financial Services)	1
148	Worldline SA (Financial Services)(a)	4
		807

	Germany — 2.02%
90	adidas AG (Textiles, Apparel & Luxury Goods)	16
225	Allianz SE, Registered Shares (Insurance)	54
514	BASF SE (Chemicals)	23
174	Bayerische Motoren Werke AG (Automobile Components)	18
34	Bayerische Motoren Werke AG, Preference Shares (Automobiles)	3
45	Bechtle AG (IT Services)	2
81	Brenntag SE (Trading Companies & Distributors)	6
23	Carl Zeiss Meditec AG, Class – BR (Health Care Equipment & Supplies)	2
632	Commerzbank AG (Banks)	7
57	Continental AG (Automobile Components)	4
107	Covestro AG (Chemicals)(a)	6
273	Daimler Truck Holding AG (Machinery)	9
111	Delivery Hero SE (Hotels, Restaurants & Leisure)(a)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
1,061	Deutsche Bank AG, Registered Shares (Capital Markets)	$12
108	Deutsche Boerse AG (Capital Markets)	19
304	Deutsche Lufthansa AG, Registered Shares (Passenger Airlines)(a)(b)	2
1,827	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	38
540	DHL Group (Air Freight & Logistics)	22
65	Dr. Ing. H.c. F. Porsche AG, Preference Shares (Automobiles)(b)	6
1,218	E.ON SE (Multi-Utilities)	14
105	Evonik Industries AG (Chemicals)	2
108	Fresenius Medical Care AG & Co. KgaA (Health Care Providers & Services)	5
61	GEA Group AG (Machinery)	2
37	Hannover Rueck SE (Insurance)	8
76	Heidelberg Materials AG (Construction Materials)	6
88	HelloFresh SE (Consumer Staples Distribution & Retail)(a)	3
70	Henkel AG & Co. KgaA (Household Products)	4
75	Henkel AG & Co. KgaA, Preference Shares (Household Products)	5
748	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	25
41	Knorr-Bremse AG (Machinery)	3
41	LEG Immobilien SE (Real Estate Management & Development)(a)	3
459	Mercedes-Benz Group AG (Automobile Components)	32
34	MTU Aero Engines AG (Aerospace & Defense)	6
76	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares (Insurance)	30
35	Nemetschek SE (Software)	2
79	Porsche Automobil Holding SE, Preference Shares (Automobile Components)	4
61	Puma SE (Textiles, Apparel & Luxury Goods)(b)	4
3	Rational AG (Machinery)	2
366	RWE AG (Independent Power and Renewable Electricity Producers)	14
580	SAP SE (Software)	75
49	Scout24 SE (Interactive Media & Services)	3
305	Siemens Energy AG (Electrical Equipment)(a)(b)	4
81	Symrise AG (Chemicals)(b)	8
30	Talanx AG (Insurance)	2
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	1
16	Volkswagen AG (Automobiles)	2
117	Volkswagen AG, Preference Shares (Automobile Components)	13
423	Vonovia SE (Real Estate Management & Development)	10
10	Wacker Chemie AG (Chemicals)	1
121	Zalando SE (Specialty Retail)(a)	3
		548

	Hong Kong — 0.76%
6,492	AIA Group Ltd. (Insurance)	54
2,000	BOC Hong Kong Holdings Ltd. (Banks)	5
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,100	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	$2
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	5
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	8
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	2
1,000	CLP Holdings Ltd. (Electric Utilities)	7
1,000	ESR Group Ltd. (Real Estate Management & Development)	1
30	Futu Holdings Ltd., ADR (Capital Markets)(a)	2
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	6
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1
400	Hang Seng Bank Ltd. (Banks)	5
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	3
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	2
5,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4
723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	28
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	2
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	5
1,566	Link REIT (Retail REITs)	8
1,000	MTR Corp. Ltd. (Ground Transportation)	4
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	2
779	Power Assets Holdings Ltd. (Electric Utilities)	4
1,481	Prudential PLC (Insurance)	16
2,129	Sino Land Co. Ltd. (Real Estate Management & Development)	2
1,000	SITC International Holdings Co. Ltd. (Marine Transportation)	2
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	11
139	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	1
757	Techtronic Industries Co. Ltd. (Machinery)	7
4,728	WH Group Ltd. (Food Products)	2
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	4
1,000	Xinyi Glass Holdings Ltd. (Building Products)	1
		207

	Ireland (Republic of) — 1.12%
353	Accenture PLC, Class – A (IT Services)	109
92	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	6
770	AIB Group PLC (Banks)	3
50	Allegion PLC (Building Products)	5
162	Aptiv PLC (Automobile Components)(a)	16
599	Bank of Ireland Group PLC (Banks)	6
421	CRH PLC (Construction Materials)	23

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
504	Experian PLC (Professional Services)	$16
100	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	16
259	James Hardie Industries PLC (Construction Materials)(a)	7
83	Kingspan Group PLC (Building Products)	6
747	Medtronic PLC (Health Care Equipment & Supplies)	60
130	Smurfit Kappa Group PLC (Containers & Packaging)(b)	4
130	Trane Technologies PLC (Building Products)	26
		303

	Israel — 0.19%
16	Azrieli Group Ltd. (Real Estate Management & Development)	1
672	Bank Hapoalim BM (Banks)	6
842	Bank Leumi Le-Israel BM (Banks)	7
56	Check Point Software Technologies Ltd. (Software)(a)	6
23	CyberArk Software Ltd. (Software)(a)	4
56	Global-e Online Ltd. (Broadline Retail)(a)	2
362	ICL Group Ltd. (Chemicals)	2
—	Isracard Ltd. (Consumer Finance)	—
727	Israel Discount Bank Ltd., Class – A (Banks)	4
97	Mizrahi Tefahot Bank Ltd. (Banks)	4
13	Monday.com Ltd. (Software)(a)	2
34	Nice Ltd. (Software)(a)	6
33	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	4
28	Wix.com Ltd. (IT Services)(a)	3
		51

	Italy — 0.67%
62	Amplifon SpA (Health Care Providers & Services)	2
615	Assicurazioni Generali SpA (Insurance)	13
265	Davide Campari-Milano N.V., Class – M (Beverages)	3
13	DiaSorin SpA (Health Care Equipment & Supplies)	1
4,456	Enel SpA (Electric Utilities)(b)	28
1,359	Eni SpA (Oil, Gas & Consumable Fuels)	22
73	Ferrari N.V. (Automobiles)	22
344	FinecoBank Banca Fineco SpA (Banks)	4
208	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	2
8,539	Intesa Sanpaolo SpA (Banks)(b)	22
318	Mediobanca Banca di Credito Finanziario SpA (Banks)	4
123	Moncler SpA (Textiles, Apparel & Luxury Goods)	7
360	Nexi SpA (Professional Services)(a)	2
367	Poste Italiane SpA (Insurance)	4
133	Prysmian SpA (Electrical Equipment)	5
49	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	2
1,265	Snam SpA (Gas Utilities)	6
4,827	Telecom Italia SpA/Milano (Diversified Telecommunication Services)(a)	2
946	Terna – Rete Elettrica Nazionale (Electric Utilities)	7
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
1,054	UniCredit SpA (Banks)	$25
		183

	Japan — 6.27%
400	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	11
400	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	8
100	AGC, Inc. (Building Products)	4
100	Aisin Corp. (Automobile Components)	4
100	ANA Holdings, Inc. (Passenger Airlines)(a)(b)	2
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	2
800	Asahi Kasei Corp. (Chemicals)	5
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	3
300	Bandai Namco Holdings, Inc. (Leisure Products)	6
100	BayCurrent Consulting, Inc. (Professional Services)	3
333	Bridgestone Corp. (Automobile Components)	13
100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	2
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	14
100	Capcom Co. Ltd. (Entertainment)	4
500	Central Japan Railway Co. (Ground Transportation)	12
400	Chubu Electric Power Co., Inc. (Electric Utilities)	5
700	Concordia Financial Group Ltd. (Banks)	3
300	CyberAgent, Inc. (Media)	2
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	3
190	Daifuku Co. Ltd. (Machinery)	4
586	Dai-ichi Life Holdings, Inc. (Insurance)	12
120	Daikin Industries Ltd. (Building Products)	19
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	8
1	Daiwa House REIT Investment Corp. (Diversified REITs)	2
900	Daiwa Securities Group, Inc. (Capital Markets)	5
1,024	Denso Corp. (Automobile Components)	16
100	Dentsu Group, Inc. (Media)	3
5	Disco Corp. (Semiconductors & Semiconductor Equipment)	1
200	East Japan Railway Co. (Ground Transportation)	11
1,700	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	7
545	FANUC Corp. (Machinery)	14
100	Fast Retailing Co. Ltd. (Specialty Retail)	22
100	Fuji Electric Co. Ltd. (Electrical Equipment)	5
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	12
152	Fujitsu Ltd. (IT Services)(b)	18
3	GLP J-Reit (Industrial REITs)(b)	3
100	Hakuhodo DY Holdings, Inc. (Media)	1
100	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Hankyu Hanshin Holdings, Inc. (Ground Transportation)	$3
27	Hikari Tsushin, Inc. (Specialty Retail)	4
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	5
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	3
2,700	Honda Motor Co. Ltd. (Automobile Components)	30
100	Hoshizaki Corp. (Machinery)	3
200	Hoya Corp. (Health Care Equipment & Supplies)	20
200	Hulic Co. Ltd. (Real Estate Management & Development)(b)	2
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	5
52	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	1
100	Iida Group Holdings Co. Ltd. (Household Durables)	2
600	Inpex Corp. (Oil, Gas & Consumable Fuels)	9
300	Isuzu Motors Ltd. (Automobile Components)	4
700	ITOCHU Corp. (Trading Companies & Distributors)	25
48	Japan Airlines Co. Ltd. (Passenger Airlines)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	6
4	Japan Metropolitan Fund Invest (Retail REITs)	3
800	Japan Post Bank Co. Ltd. (Banks)(b)	7
1,400	Japan Post Holdings Co. Ltd. (Insurance)(b)	11
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
1	Japan Real Estate Investment Corp. (Office REITs)	4
300	JFE Holdings, Inc. (Metals & Mining)(b)	4
200	Kajima Corp. (Construction & Engineering)	3
227	Kao Corp. (Personal Care Products)	8
100	Kawasaki Kisen Kaisha Ltd. (Marine Transportation)	3
874	KDDI Corp. (Wireless Telecommunication Services)	27
32	Keio Corp. (Ground Transportation)	1
100	Keisei Electric Railway Co. Ltd. (Ground Transportation)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	51
100	Kikkoman Corp. (Food Products)	5
100	Kintetsu Group Holdings Co. Ltd. (Ground Transportation)	3
500	Kirin Holdings Co. Ltd. (Beverages)	7
100	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	2
100	Koei Tecmo Holdings Co. Ltd. (Entertainment)	1
168	Koito Manufacturing Co. Ltd. (Automobile Components)	3
500	Komatsu Ltd. (Machinery)	13
100	Konami Group Corp. (Entertainment)	5
43	Kose Corp. (Personal Care Products)	3
600	Kubota Corp. (Machinery)	9
100	Kurita Water Industries Ltd. (Machinery)	3
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$10
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	3
200	Lixil Corp. (Building Products)	2
300	M3, Inc. (Health Care Technology)	5
100	Makita Corp. (Machinery)	2
800	Marubeni Corp. (Trading Companies & Distributors)	12
300	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	5
300	Mazda Motor Corp. (Automobile Components)	3
200	MINEBEA MITSUMI, Inc. (Machinery)	3
200	MISUMI Group, Inc. (Machinery)	3
700	Mitsubishi Corp. (Trading Companies & Distributors)	33
1,100	Mitsubishi Electric Corp. (Electrical Equipment)	14
600	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	8
500	Mitsubishi HC Capital, Inc. (Financial Services)	3
200	Mitsubishi Heavy Industries Ltd. (Machinery)	11
5,979	Mitsubishi UFJ Financial Group, Inc. (Banks)	52
800	Mitsui & Co. Ltd. (Trading Companies & Distributors)	29
100	Mitsui Chemicals, Inc. (Chemicals)	3
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	11
200	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	5
1,410	Mizuho Financial Group, Inc. (Banks)	24
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	2
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	8
1,011	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	18
130	NEC Corp. (IT Services)	7
200	Nexon Co. Ltd. (Entertainment)	4
100	NGK Insulators Ltd. (Machinery)	1
200	NIDEC Corp. (Electrical Equipment)	9
650	Nintendo Co. Ltd. (Entertainment)	27
1	Nippon Building Fund, Inc. (Diversified REITs)	4
600	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	4
1	Nippon Prologis REIT, Inc. (Industrial REITs)(b)	2
100	Nippon Sanso Holdings Corp. (Chemicals)	2
500	Nippon Steel Corp. (Metals & Mining)(b)	12
17,950	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	21
300	Nippon Yusen KK (Marine Transportation)	8
1,300	Nissan Motor Co. Ltd. (Automobile Components)	6
100	Nitto Denko Corp. (Chemicals)	7
2,000	Nomura Holdings, Inc. (Capital Markets)	8
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	$3
235	Nomura Research Institute Ltd. (IT Services)	6
400	NTT Data Group Corp. (IT Services)	5
400	Obayashi Corp. (Construction & Engineering)	4
200	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	3
500	Oji Holdings Corp. (Paper & Forest Products)	2
700	Olympus Corp. (Health Care Equipment & Supplies)	9
147	Omron Corp. (Electronic Equipment, Instruments & Components)	7
49	Oracle Corp. Japan (Software)	4
600	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	20
700	ORIX Corp. (Financial Services)	13
200	Osaka Gas Co. Ltd. (Gas Utilities)	3
34	Otsuka Corp. (IT Services)	1
168	Pan Pacific International Holdings Corp. (Broadline Retail)	4
1,300	Panasonic Holdings Corp. (Household Durables)	15
1,000	Persol Holdings Co. Ltd. (Professional Services)(b)	2
1,000	Rakuten Group, Inc. (Broadline Retail)(b)	4
800	Recruit Holdings Co. Ltd. (Professional Services)	24
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	11
1,300	Resona Holdings, Inc. (Banks)	7
400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	3
84	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
200	SBI Holdings, Inc. (Capital Markets)	4
100	SCSK Corp. (IT Services)	2
100	Secom Co. Ltd. (Commercial Services & Supplies)	7
200	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	3
200	Sekisui Chemical Co. Ltd. (Household Durables)	3
300	Sekisui House Ltd. (Household Durables)	6
467	Seven & I Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	18
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	3
300	Sharp Corp. (Household Durables)(b)	2
300	Shimizu Corp. (Construction & Engineering)	2
1,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	29
300	Shizuoka Financial Group, Inc. (Banks)	2
1,700	SoftBank Corp. (Wireless Telecommunication Services)	19
618	SoftBank Group Corp. (Wireless Telecommunication Services)	26
200	Sompo Holdings, Inc. (Insurance)	9
700	Sony Group Corp. (Household Durables)	58
100	Square Enix Holdings Co. Ltd. (Entertainment)	3
400	Subaru Corp. (Automobile Components)	8
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	$3
600	Sumitomo Corp. (Trading Companies & Distributors)	12
400	Sumitomo Electric Industries Ltd. (Automobile Components)	5
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3
700	Sumitomo Mitsui Financial Group, Inc. (Banks)	34
223	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	5
100	Suntory Beverage & Food Ltd. (Beverages)	3
200	Suzuki Motor Corp. (Automobile Components)	8
300	T&D Holdings, Inc. (Insurance)	5
100	Taisei Corp. (Construction & Engineering)	4
200	TDK Corp. (Electronic Equipment, Instruments & Components)	7
400	Terumo Corp. (Health Care Equipment & Supplies)	11
400	The Chiba Bank Ltd. (Banks)	3
400	The Kansai Electric Power Co., Inc. (Electric Utilities)	6
100	TIS, Inc. (IT Services)	2
145	Tobu Railway Co. Ltd. (Ground Transportation)	4
45	Toho Co. Ltd. (Entertainment)	2
993	Tokio Marine Holdings, Inc. (Insurance)	23
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	4
300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	41
200	Tokyo Gas Co. Ltd. (Gas Utilities)	5
300	Tokyu Corp. (Ground Transportation)	3
100	TOPPAN Holdings, Inc. (Commercial Services & Supplies)	2
800	Toray Industries, Inc. (Chemicals)	4
200	Toshiba Corp. (Industrial Conglomerates)(a)	6
100	Tosoh Corp. (Chemicals)	1
100	TOTO Ltd. (Building Products)	3
100	Toyota Industries Corp. (Machinery)	8
5,650	Toyota Motor Corp. (Automobile Components)	102
100	Trend Micro, Inc. (Software)	4
200	Unicharm Corp. (Household Products)	7
100	USS Co. Ltd. (Specialty Retail)	2
200	Yakult Honsha Co. Ltd. (Food Products)	5
100	Yamaha Corp. (Leisure Products)	3
200	Yamaha Motor Co. Ltd. (Automobile Components)	5
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3
100	Yaskawa Electric Corp. (Machinery)	4
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	4
100	Zensho Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	ZOZO, Inc. (Specialty Retail)(b)	$2
		1,699

	Luxembourg — 0.04%
257	ArcelorMittal SA (Metals & Mining)	7
259	Tenaris SA (Energy Equipment & Services)	4
		11

	Netherlands — 1.52%
224	ABN AMRO Bank N.V. (Banks)(b)	3
13	Adyen N.V. (Professional Services)(a)(b)	10
893	Aegon Ltd. (Insurance)	4
91	Akzo Nobel N.V. (Chemicals)	7
32	Argenx SE (Biotechnology)(a)	16
28	ASM International N.V. (Semiconductors & Semiconductor Equipment)	12
226	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	132
102	ASR Nederland N.V. (Insurance)	4
41	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	4
44	Euronext N.V. (Capital Markets)	3
62	EXOR N.V. (Financial Services)	5
305	Ferrovial SE (Construction & Engineering)	9
71	Heineken Holding N.V. (Beverages)	5
150	Heineken N.V. (Beverages)	13
31	IMCD N.V. (Trading Companies & Distributors)(b)	4
2,017	ING Groep N.V. (Banks)	27
59	JDE Pee’’s N.V. (Food Products)(b)	2
538	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	16
1,770	Koninklijke KPN N.V. (Diversified Telecommunication Services)	6
547	Koninklijke Philips N.V. (Health Care Equipment & Supplies)(a)	11
152	NN Group N.V. (Insurance)	5
148	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	30
51	OCI N.V. (Chemicals)(b)	1
841	Prosus N.V. (Broadline Retail)(a)(b)	25
66	Randstad N.V. (Professional Services)	4
1,266	Stellantis N.V. (Automobile Components)	24
479	Universal Music Group N.V. (Entertainment)	12
148	Wolters Kluwer N.V. (Professional Services)	18
		412

	New Zealand — 0.07%
657	Auckland International Airport Ltd. (Transportation Infrastructure)	3
304	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	4
634	Mercury NZ Ltd. (Electric Utilities)	2
828	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	3
Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
1,066	Spark New Zealand Ltd. (Diversified Telecommunication Services)	$3
68	Xero Ltd. (Software)(a)	5
		20

	Norway — 0.22%
161	Adevinta ASA (Interactive Media & Services)(a)	2
168	Aker BP ASA (Oil, Gas & Consumable Fuels)	5
533	DNB Bank ASA (Banks)	11
526	Equinor ASA (Oil, Gas & Consumable Fuels)	16
121	Gjensidige Forsikring ASA (Insurance)	2
274	Mowi ASA (Food Products)(b)	5
716	Norsk Hydro ASA (Metals & Mining)	4
382	Orkla ASA (Food Products)	3
47	Salmar ASA (Food Products)	2
373	Telenor ASA (Diversified Telecommunication Services)	4
93	Yara International ASA (Chemicals)	4
		58

	Portugal — 0.06%
1,828	EDP - Energias de Portugal SA (Electric Utilities)	7
282	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)(b)	4
157	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)(b	4
		15

	Singapore — 0.42%
2,350	CapitaLand Ascendas REIT (Industrial REITs)	5
2,740	CapitaLand Integrated Commercial Trust (Retail REITs)	4
1,500	CapitaLand Investment Ltd. (Real Estate Management & Development)	3
400	City Developments Ltd. (Real Estate Management & Development)	2
1,024	DBS Group Holdings Ltd. (Banks)	26
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
888	Grab Holdings Ltd. (Ground Transportation)(a)	3
600	Keppel Corp. Ltd. (Industrial Conglomerates)	3
1,659	Mapletree Logistics Trust (Industrial REITs)	2
1,200	Mapletree Pan Asia Commercial Trust (Retail REITs)	1
1,435	Oversea-Chinese Banking Corp. Ltd. (Banks)	13
212	Sea Ltd., ADR (Entertainment)(a)	9
26,285	Seatrium Ltd. (Machinery)(a)	3
500	Sembcorp Industries Ltd. (Multi-Utilities)	2
900	Singapore Airlines Ltd. (Passenger Airlines)(b)	4
500	Singapore Exchange Ltd. (Capital Markets)	4
5,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	9
700	United Overseas Bank Ltd. (Banks)	15
300	UOL Group Ltd. (Real Estate Management & Development)	1
900	Wilmar International Ltd. (Food Products)	2
		113

	Spain — 0.77%
18	Acciona SA (Electric Utilities)	2
115	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
38	Aena SME SA (Transportation Infrastructure)	$6
261	Amadeus IT Group SA (Professional Services)	16
3,322	Banco Bilbao Vizcaya Argentaria SA (Banks)	27
9,004	Banco SantanderSA (Banks)(b)	34
2,355	CaixaBank SA (Banks)	9
321	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	11
33	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)	1
152	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	2
121	Enagas SA (Gas Utilities)(b)	2
189	Endesa SA (Electric Utilities)	4
3,350	Iberdrola SA (Electric Utilities)	38
607	Industria de Diseno Textil SA (Specialty Retail)	23
70	Naturgy Energy Group SA (Gas Utilities)	2
223	Redeia Corp. SA (Electric Utilities)	4
695	Repsol SA (Oil, Gas & Consumable Fuels)	11
2,938	Telefonica SA (Diversified Telecommunication Services)	12
		208

	Sweden — 0.87%
156	Alfa Laval AB (Machinery)	5
564	Assa Abloy AB, Class – B (Building Products)	12
1,476	Atlas Copco AB, Class – A (Machinery)	21
914	Atlas Copco AB, Class – B (Machinery)	11
225	Beijer Ref AB (Trading Companies & Distributors)	2
165	Boliden AB (Metals & Mining)	5
348	Epiroc AB, Class – A (Machinery)	7
289	Epiroc AB, Class – B (Machinery)	5
195	EQT AB (Capital Markets)	4
365	Essity AB, Class – B (Household Products)	8
104	Evolution AB (Hotels, Restaurants & Leisure)(b)	10
306	Fastighets AB Balder, B shares (Real Estate Management & Development)(a)	1
120	Getinge AB, B shares (Health Care Equipment & Supplies)	2
377	H & M Hennes & Mauritz AB, Class – B (Specialty Retail)	5
1,114	Hexagon AB, Class – B (Electronic Equipment, Instruments & Components)	9
74	Holmen AB, B shares (Paper & Forest Products)	3
214	Husqvarna AB, B shares (Machinery)	2
144	Industrivarden AB, Class – A (Financial Services)(b)	4
20	Industrivarden AB, Class – C (Financial Services)	1
155	Indutrade AB (Machinery)	3
81	Investment AB Latour, Class – B (Industrial Conglomerates)	1
963	Investor AB, Class – B (Financial Services)	18
50	L E Lundbergforetagen AB, Class – B (Financial Services)	2
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
127	Lifco AB, Class – B (Industrial Conglomerates)	$2
848	Nibe Industrier AB, Class – B (Building Products)	6
95	Sagax AB, Class – B (Real Estate Management & Development)	2
565	Sandvik AB (Machinery)	10
280	Securitas AB, Class – B (Commercial Services & Supplies)	2
913	Skandinaviska Enskilda Banken AB, Class – A (Banks)	11
234	Skanska AB, Class – B (Construction & Engineering)	4
191	SKF AB, B shares (Machinery)	3
308	Svenska Cellulosa AB SCA, Class – B (Paper & Forest Products)	4
873	Svenska Handelsbanken AB, Class – A (Banks)	8
476	Swedbank AB, Class – A (Banks)	9
264	Tele2 AB, B shares (Wireless Telecommunication Services)	2
1,729	Telefonaktiebolaget LM Ericsson, Class – B (Communications Equipment)^	8
1,249	Telia Co. AB (Diversified Telecommunication Services)(b)	3
207	Volvo AB, Class – A (Machinery)	4
718	Volvo AB, Class – B (Machinery)	15
325	Volvo Car AB, Class – B (Automobile Components)(a)	1
		235

	Switzerland — 2.54%
916	ABB Ltd., Registered Shares (Electrical Equipment)	33
82	Adecco Group AG (Professional Services)(b)	3
286	Alcon, Inc. (Health Care Equipment & Supplies)	22
24	Baloise Holding AG, Registered Shares (Insurance)	3
16	Banque Cantonale Vaudoise, Registered Shares (Banks)	2
2	Barry Callebaut AG, Registered Shares (Food Products)(b)	3
14	BKW AG (Electric Utilities)	2
1	Chocoladefabriken Lindt & Spruengli AG, Class – PC (Food Products)	11
233	Chubb Ltd. (Insurance)	49
288	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	35
100	Clariant AG, Registered Shares (Chemicals)	2
114	Coca-Cola HBC AG (Beverages)	3
103	DSM-Firmenich AG (Chemicals)	9
66	Dufry AG, Registered Shares (Specialty Retail)(a)(b)	3
5	EMS-Chemie Holding AG (Chemicals)	3
86	Garmin Ltd. (Household Durables)	9
18	Geberit AG, Registered Shares (Building Products)	9
5	Givaudan SA, Registered Shares (Chemicals)	16
5,960	Glencore PLC (Metals & Mining)(b)	34
23	Helvetia Holding AG, Registered Shares (Insurance)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
299	Holcim AG (Construction Materials)(b)	$19
119	Julius Baer Group Ltd. (Capital Markets)	8
32	Kuehne + Nagel International AG, Registered Shares (Marine Transportation)	9
96	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	7
1,488	Nestle SA, Registered Shares (Food Products)	167
13	Partners Group Holding AG (Capital Markets)	15
18	Schindler Holding AG (Machinery)	4
19	Schindler Holding AG, Registered Shares (Machinery)	4
88	SGS SA, Registered Shares (Professional Services)(b)	7
197	SIG Group AG (Containers & Packaging)(b)	5
79	Sika AG, Registered Shares (Chemicals)(b)	20
27	Sonova Holding AG (Health Care Equipment & Supplies)(b)	6
404	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	17
67	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	9
16	Swiss Life Holding AG (Insurance)	10
51	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	5
171	Swiss Re AG (Insurance)	18
13	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	8
35	Temenos AG, Registered Shares (Software)	2
15	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	4
39	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
1,845	UBS Group AG (Capital Markets)	45
14	VAT Group AG (Machinery)	5
82	Zurich Insurance Group AG (Insurance)	38
		688

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 3.54%
582	3i Group PLC (Capital Markets)	15
1,208	abrdn PLC (Capital Markets)	2
108	Admiral Group PLC (Insurance)	3
898	Amcor PLC (Containers & Packaging)	8
721	Anglo American PLC (Metals & Mining)	20
254	Ashtead Group PLC (Trading Companies & Distributors)	15
190	Associated British Foods PLC (Food Products)	5
483	Auto Trader Group PLC (Interactive Media & Services)(b)	4
1,441	Aviva PLC (Insurance)	7
8,715	Barclays PLC (Banks)(b)	17
471	Barratt Developments PLC (Household Durables)(b)	3
53	Berkeley Group Holdings PLC (Household Durables)	3
9,759	BP PLC (Oil, Gas & Consumable Fuels)	63
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
3,974	BT Group PLC (Diversified Telecommunication Services)	$6
188	Bunzl PLC (Trading Companies & Distributors)	7
214	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	5
3,224	Centrica PLC (Multi-Utilities)(b)	6
182	Clarivate PLC (Professional Services)(a)	1
632	CNH Industrial N.V. (Machinery)	8
128	Coca-Cola Europacific Partners PLC (Beverages)	8
961	Compass Group PLC (Hotels, Restaurants & Leisure)	23
86	Croda International PLC (Chemicals)(b)	5
1,226	Diageo PLC (Beverages)	45
96	Endeavour Mining PLC (Metals & Mining)	2
367	Entain PLC (Hotels, Restaurants & Leisure)	4
119	Ferguson PLC (Trading Companies & Distributors)(b)	20
3,148	Haleon PLC (Personal Care Products)(b)	13
214	Halma PLC (Electronic Equipment, Instruments & Components)	5
176	Hargreaves Lansdown PLC (Capital Markets)	2
11,110	HSBC Holdings PLC (Banks)	86
810	Informa PLC (Media)	7
96	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	7
103	Intertek Group PLC (Professional Services)	5
842	J Sainsbury PLC (Consumer Staples Distribution & Retail)	3
1,475	JD Sports Fashion PLC (Specialty Retail)	3
83	Johnson Matthey PLC (Chemicals)	2
1,028	Kingfisher PLC (Specialty Retail)	3
371	Land Securities Group PLC (Diversified REITs)	3
3,513	Legal & General Group PLC (Insurance)	9
148	Liberty Global PLC, Class – C (Diversified Telecommunication Services)(a)	3
35,323	Lloyds Banking Group PLC (Banks)	19
243	London Stock Exchange Group PLC (Capital Markets)(b)	24
1,248	M&G PLC (Financial Services)	3
267	Mondi PLC (Paper & Forest Products)	4
2,080	National Grid PLC (Multi-Utilities)	25
3,431	NatWest Group PLC (Banks)(b)	10
71	Next PLC (Broadline Retail)	6
363	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(b)	3
399	Pearson PLC (Diversified Consumer Services)	4
93	Pentair PLC (Machinery)	6
224	Persimmon PLC (Household Durables)	3
381	Phoenix Group Holdings PLC (Insurance)	2
1,071	RELX PLC (Professional Services)	36
1,488	Rentokil Initial PLC (Commercial Services & Supplies)	11
626	Rio Tinto PLC (Metals & Mining)	39
400	Schroders PLC (Capital Markets)	2
641	Segro PLC (Diversified REITs)	6
130	Severn Trent PLC (Water Utilities)(b)	4
3,771	Shell PLC (Oil, Gas & Consumable Fuels)	118
458	Smith & Nephew PLC (Health Care Equipment & Supplies)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
219	Smiths Group PLC (Industrial Conglomerates)	$4
38	Spirax-Sarco Engineering PLC (Machinery)	4
624	SSE PLC (Electric Utilities)	12
360	St. James’s Place PLC (Capital Markets)	4
1,373	Standard Chartered PLC (Banks)	13
1,778	Taylor Wimpey PLC (Household Durables)(b)	3
4,044	Tesco PLC (Consumer Staples Distribution & Retail)	13
545	The Sage Group PLC (Software)	7
1,399	Unilever PLC (Personal Care Products)	69
407	United Utilities Group PLC (Water Utilities)	5
13,027	Vodafone Group PLC (Wireless Telecommunication Services)	12
107	Whitbread PLC (Hotels, Restaurants & Leisure)	5
59	Willis Towers Watson PLC (Insurance)	12
409	Wise PLC, Class - A (Professional Services)(a)	3
616	WPP PLC (Media)	5
		958

	United States — 68.61%
308	3M Co. (Industrial Conglomerates)	29
72	A.O. Smith Corp. (Building Products)	5
438	Activision Blizzard, Inc. (Entertainment)	41
256	Adobe, Inc. (Software)(a)	131
904	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	93
74	AECOM (Construction & Engineering)	6
321	Aflac, Inc. (Insurance)	25
154	Agilent Technologies, Inc. (Life Sciences Tools & Services)	17
125	Air Products & Chemicals, Inc. (Chemicals)	35
237	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	33
86	Akamai Technologies, Inc. (IT Services)(a)	9
65	Albemarle Corp. (Chemicals)	11
193	Albertsons Cos., Inc., Class - A (Consumer Staples Distribution & Retail)	4
95	Alexandria Real Estate Equities, Inc. (Office REITs)	10
43	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	13
138	Alliant Energy Corp. (Electric Utilities)	7
137	Ally Financial, Inc. (Consumer Finance)	4
73	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	13
3,344	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	438
2,975	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	392
5,197	Amazon.com, Inc. (Broadline Retail)(a)	662
147	Ameren Corp. (Multi-Utilities)	11
287	American Electric Power Co., Inc. (Electric Utilities)	22
353	American Express Co. (Consumer Finance)	53
45	American Financial Group, Inc. (Insurance)	5
192	American Homes 4 Rent, Class - A (Residential REITs)	6
397	American International Group, Inc. (Insurance)	24
261	American Tower Corp. (Specialized REITs)	43
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
112	American Water Works Co., Inc. (Water Utilities)	$14
60	Ameriprise Financial, Inc. (Capital Markets)	20
98	AmerisourceBergen Corp. (Health Care Providers & Services)	18
133	AMETEK, Inc. (Electrical Equipment)	20
335	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	28
281	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	49
259	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5
47	ANSYS, Inc. (Software)(a)	14
115	Aon PLC, Class - A (Insurance)	37
174	APA Corp. (Oil, Gas & Consumable Fuels)	7
226	Apollo Global Management, Inc. (Financial Services)	20
8,857	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,517
471	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	65
150	Aramark (Hotels, Restaurants & Leisure)	5
302	Archer-Daniels-Midland Co. (Food Products)	23
90	Ares Management Corp., Class - A (Capital Markets)	9
151	Arista Networks, Inc. (Communications Equipment)(a)	28
33	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	4
120	Arthur J. Gallagher & Co. (Insurance)	27
19	Aspen Technology, Inc. (Software)(a)	4
30	Assurant, Inc. (Insurance)	4
4,014	AT&T, Inc. (Diversified Telecommunication Services)	60
84	Atlassian Corp., Class - A (Software)(a)	17
81	Atmos Energy Corp. (Gas Utilities)	9
116	Autodesk, Inc. (Software)(a)	24
230	Automatic Data Processing, Inc. (Professional Services)	55
10	AutoZone, Inc. (Specialty Retail)(a)	25
81	AvalonBay Communities, Inc. (Residential REITs)	14
367	Avantor, Inc. (Life Sciences Tools & Services)(a)	8
44	Avery Dennison Corp. (Containers & Packaging)	8
39	Axon Enterprise, Inc. (Aerospace & Defense)(a)	8
568	Baker Hughes Co. (Energy Equipment & Services)	20
183	Ball Corp. (Containers & Packaging)	9
4,029	Bank of America Corp. (Banks)	110
141	Bath & Body Works, Inc. (Specialty Retail)	5
274	Baxter International, Inc. (Health Care Equipment & Supplies)	10
120	Bentley Systems, Inc., Class - B (Software)	6
727	Berkshire Hathaway, Inc., Class - B (Financial Services)(a)	255
105	Best Buy Co., Inc. (Specialty Retail)	7
59	BILL Holdings, Inc. (Software)(a)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
98	Bio-Techne Corp. (Life Sciences Tools & Services)	$7
84	BlackRock, Inc. (Capital Markets)	54
397	Blackstone, Inc. (Capital Markets)	43
315	Block, Inc. (Financial Services)(a)	14
21	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	65
71	Booz Allen Hamilton Holding Corp. (Professional Services)	8
123	BorgWarner, Inc. (Automobile Components)	5
80	Boston Properties, Inc. (Office REITs)	5
812	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	43
233	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	194
69	Broadridge Financial Solutions, Inc. (Professional Services)	12
63	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	2
135	Brown & Brown, Inc. (Insurance)	9
178	Brown-Forman Corp., Class - B (Beverages)	10
74	Builders FirstSource, Inc. (Building Products)(a)	9
85	Bunge Ltd. (Food Products)	9
40	Burlington Stores, Inc. (Specialty Retail)(a)	5
69	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	6
151	Cadence Design Systems, Inc. (Software)(a)	35
129	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	6
61	Camden Property Trust (Residential REITs)	6
104	Campbell Soup Co. (Food Products)	4
220	Capital One Financial Corp. (Consumer Finance)	21
148	Cardinal Health, Inc. (Health Care Providers & Services)	13
31	Carlisle Cos., Inc. (Building Products)	8
94	CarMax, Inc. (Specialty Retail)(a)	7
594	Carnival Corp. (Hotels, Restaurants & Leisure)(a)	8
470	Carrier Global Corp. (Building Products)	26
290	Caterpillar, Inc. (Machinery)	79
58	Cboe Global Markets, Inc. (Capital Markets)	9
184	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	14
75	CDW Corp. (Electronic Equipment, Instruments & Components)	15
57	Celanese Corp. (Chemicals)	7
310	Centene Corp. (Health Care Providers & Services)(a)	21
368	CenterPoint Energy, Inc. (Multi-Utilities)	10
88	Ceridian HCM Holding, Inc. (Professional Services)(a)	6
112	CF Industries Holdings, Inc. (Chemicals)	10
55	Charter Communications, Inc., Class - A (Media)(a)	24
141	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	23
65	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6
1,022	Chevron Corp. (Oil, Gas & Consumable Fuels)	172
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
57	Chewy, Inc., Class - A (Specialty Retail)(a)	$1
15	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	27
90	Cincinnati Financial Corp. (Insurance)	9
53	Cintas Corp. (Commercial Services & Supplies)	25
2,272	Cisco Systems, Inc. (Communications Equipment)	122
1,082	Citigroup, Inc. (Banks)	45
253	Citizens Financial Group, Inc. (Banks)	7
328	Cleveland-Cliffs, Inc. (Metals & Mining)(a)	5
155	Cloudflare, Inc., Class - A (IT Services)(a)	10
202	CME Group, Inc. (Capital Markets)	40
159	CMS Energy Corp. (Multi-Utilities)	8
90	Cognex Corp. (Electronic Equipment, Instruments & Components)	4
273	Cognizant Technology Solutions Corp., Class - A (IT Services)	18
93	Coinbase Global, Inc., Class - A (Capital Markets)(a)	7
452	Colgate-Palmolive Co. (Household Products)	32
2,334	Comcast Corp., Class - A (Media)	103
284	Conagra Brands, Inc. (Food Products)	8
98	Confluent, Inc., Class - A (Software)(a)	3
682	ConocoPhillips (Oil, Gas & Consumable Fuels)	82
199	Consolidated Edison, Inc. (Multi-Utilities)	17
94	Constellation Brands, Inc., Class - A (Beverages)	24
186	Constellation Energy Corp. (Electric Utilities)	20
484	Copart, Inc. (Commercial Services & Supplies)(a)	21
407	Corteva, Inc. (Chemicals)	21
234	CoStar Group, Inc. (Professional Services)(a)	18
249	Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	141
424	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	11
127	Crowdstrike Holdings, Inc., Class - A (Software)(a)	21
249	Crown Castle, Inc. (Specialized REITs)	23
62	Crown Holdings, Inc. (Containers & Packaging)	5
1,145	CSX Corp. (Ground Transportation)	35
78	Cummins, Inc. (Machinery)	18
722	CVS Health Corp. (Health Care Providers & Services)	50
170	D.R. Horton, Inc. (Household Durables)	18
70	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	10
86	Darling Ingredients, Inc. (Food Products)(a)	4
145	Datadog, Inc., Class - A (Software)(a)	13
30	DaVita, Inc. (Health Care Providers & Services)(a)	3
14	Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)(a)	7
156	Deere & Co. (Machinery)	59
144	Dell Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	10
79	Delta Air Lines, Inc. (Passenger Airlines)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
109	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	$4
351	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	17
222	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	21
96	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	15
38	Dick's Sporting Goods, Inc. (Specialty Retail)	4
167	Digital Realty Trust, Inc. (Specialized REITs)	20
140	Discover Financial Services (Consumer Finance)	12
124	DocuSign, Inc. (Software)(a)	5
129	Dollar General Corp. (Consumer Staples Distribution & Retail)	14
124	Dollar Tree, Inc. (Consumer Staples Distribution & Retail)(a)	13
464	Dominion Energy, Inc. (Multi-Utilities)	21
20	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	8
148	DoorDash, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	12
75	Dover Corp. (Machinery)	10
406	Dow, Inc. (Chemicals)	21
248	DraftKings, Inc. (Hotels, Restaurants & Leisure)(a)	7
162	Dropbox, Inc., Class - A (Software)(a)	4
112	DTE Energy Co. (Multi-Utilities)	11
436	Duke Energy Corp. (Electric Utilities)	38
254	DuPont de Nemours, Inc. (Chemicals)	19
130	Dynatrace, Inc. (Software)(a)	6
70	Eastman Chemical Co. (Chemicals)	5
227	Eaton Corp. PLC (Electrical Equipment)	48
300	eBay, Inc. (Broadline Retail)	13
146	Ecolab, Inc. (Chemicals)	25
216	Edison International (Electric Utilities)	14
335	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	23
142	Electronic Arts, Inc. (Entertainment)	17
134	Elevance Health, Inc. (Health Care Providers & Services)	58
323	Emerson Electric Co. (Electrical Equipment)	31
81	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	10
84	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	8
118	Entergy Corp. (Electric Utilities)	11
328	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	42
34	EPAM Systems, Inc. (IT Services)(a)	9
207	EQT Corp. (Oil, Gas & Consumable Fuels)	8
68	Equifax, Inc. (Professional Services)	12
53	Equinix, Inc. (Specialized REITs)	38
179	Equitable Holdings, Inc. (Financial Services)	5
100	Equity LifeStyle Properties, Inc. (Residential REITs)	6
202	Equity Residential (Residential REITs)	12
15	Erie Indemnity Co., Class - A (Insurance)	4
147	Essential Utilities, Inc. (Water Utilities)	5
36	Essex Property Trust, Inc. (Residential REITs)	8
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
75	Etsy, Inc. (Broadline Retail)(a)	$5
119	Evergy, Inc. (Electric Utilities)	6
194	Eversource Energy (Electric Utilities)	11
107	Exact Sciences Corp. (Biotechnology)(a)	7
571	Exelon Corp. (Electric Utilities)	22
83	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	9
88	Expeditors International of Washington, Inc. (Air Freight & Logistics)	10
118	Extra Space Storage, Inc. (Specialized REITs)	14
2,278	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	268
33	F5, Inc. (Communications Equipment)(a)	5
23	FactSet Research Systems, Inc. (Capital Markets)	10
14	Fair Isaac Corp. (Software)(a)	12
327	Fastenal Co. (Trading Companies & Distributors)	18
133	FedEx Corp. (Air Freight & Logistics)	35
142	Fidelity National Financial, Inc. (Insurance)	6
326	Fidelity National Information Services, Inc. (Financial Services)	18
365	Fifth Third Bancorp (Banks)	9
6	First Citizens BancShares, Inc., Class - A (Banks)	8
343	First Horizon Corp. (Banks)	4
57	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	9
315	FirstEnergy Corp. (Electric Utilities)	11
342	Fiserv, Inc. (Financial Services)(a)	39
41	FleetCor Technologies, Inc. (Financial Services)(a)	10
77	FMC Corp. (Chemicals)	5
2,229	Ford Motor Co. (Automobile Components)	28
382	Fortinet, Inc. (Software)(a)	22
200	Fortive Corp. (Machinery)	15
67	Fortune Brands Innovations, Inc. (Building Products)	4
111	Fox Corp., Class - A (Media)	3
112	Fox Corp., Class - B (Media)	3
144	Franklin Resources, Inc. (Capital Markets)	4
797	Freeport-McMoRan, Inc. (Metals & Mining)	30
145	Gaming and Leisure Properties, Inc. (Specialized REITs)	7
43	Gartner, Inc. (IT Services)(a)	15
236	GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	16
357	Gen Digital, Inc. (Software)	6
33	Generac Holdings, Inc. (Electrical Equipment)(a)	4
340	General Mills, Inc. (Food Products)	22
794	General Motors Co. (Automobile Components)	26
77	Genuine Parts Co. (Distributors)	11
145	Global Payments, Inc. (Financial Services)	17
49	Globe Life, Inc. (Insurance)	5
87	GoDaddy, Inc., Class - A (IT Services)(a)	6
105	Graco, Inc. (Machinery)	8
505	Halliburton Co. (Energy Equipment & Services)	20
79	Hasbro, Inc. (Leisure Products)	5
117	HCA Healthcare, Inc. (Health Care Providers & Services)	29

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
234	Healthcare Realty Trust, Inc. (Health Care REITs)	$4
281	Healthpeak Properties, Inc. (Health Care REITs)	5
31	HEICO Corp. (Aerospace & Defense)	5
39	HEICO Corp., Class - A (Aerospace & Defense)	5
72	Henry Schein, Inc. (Health Care Providers & Services)(a)	5
158	Hess Corp. (Oil, Gas & Consumable Fuels)	24
724	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	13
90	HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	5
146	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	22
131	Hologic, Inc. (Health Care Equipment & Supplies)(a)	9
126	Horizon Therapeutics PLC (Biotechnology)(a)	15
187	Hormel Foods Corp. (Food Products)	7
376	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	6
212	Howmet Aerospace, Inc. (Aerospace & Defense)	10
521	HP, Inc. (Technology Hardware, Storage & Peripherals)	13
31	Hubbell, Inc. (Electrical Equipment)	10
27	HubSpot, Inc. (Software)(a)	13
71	Humana, Inc. (Health Care Providers & Services)	35
756	Huntington Bancshares, Inc. (Banks)	8
32	Hyatt Hotels Corp., Class - A (Hotels, Restaurants & Leisure)	3
45	IDEX Corp. (Machinery)	9
48	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	21
172	Illinois Tool Works, Inc. (Machinery)	40
114	Incyte Corp. (Biotechnology)(a)	7
217	Ingersoll Rand, Inc. (Machinery)	14
40	Insulet Corp. (Health Care Equipment & Supplies)(a)	6
2,349	Intel Corp. (Semiconductors & Semiconductor Equipment)	84
324	Intercontinental Exchange, Inc. (Capital Markets)	36
510	International Business Machines Corp. (IT Services)	72
140	International Flavors & Fragrances, Inc. (Chemicals)	10
201	International Paper Co. (Containers & Packaging)	7
157	Intuit, Inc. (Software)	80
196	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	57
187	Invesco Ltd. (Capital Markets)	3
349	Invitation Homes, Inc. (Residential REITs)	11
99	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	19
165	Iron Mountain, Inc. (Specialized REITs)	10
69	Jabil, Inc. (Electronic Equipment, Instruments & Components)	9
39	Jack Henry & Associates, Inc. (Professional Services)	6
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
70	Jacobs Solutions, Inc. (Professional Services)	$10
40	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	5
44	JB Hunt Transport Services, Inc. (Ground Transportation)	8
397	Johnson Controls International PLC (Building Products)	21
1,646	JPMorgan Chase & Co. (Banks)	239
165	Juniper Networks, Inc. (Communications Equipment)	5
155	Kellogg Co. (Food Products)	9
838	Kenvue, Inc. (Personal Care Products)	17
531	Keurig Dr. Pepper, Inc. (Beverages)	17
555	KeyCorp (Banks)	6
102	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	13
192	Kimberly-Clark Corp. (Household Products)	23
310	Kimco Realty Corp. (Retail REITs)	5
1,135	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	19
325	KKR & Co., Inc. (Capital Markets)	20
79	KLA Corp. (Semiconductors & Semiconductor Equipment)	36
81	Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	4
50	Laboratory Corp. of America Holdings (Health Care Providers & Services)	10
75	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	47
80	Lamb Weston Holdings, Inc. (Food Products)	7
206	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	9
75	Lattice Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	6
34	Lear Corp. (Automobile Components)	5
147	Lennar Corp., Class - A (Household Durables)	16
19	Lennox International, Inc. (Building Products)	7
72	Liberty Broadband Corp., Class - C (Media)(a)	7
114	Liberty Media Corp.-Liberty Formula One (Entertainment)(a)	7
117	Liberty Media Corp.-Liberty SiriusXM (Media)(a)	3
276	Linde PLC (Chemicals)	103
93	Live Nation Entertainment, Inc. (Entertainment)(a)	8
152	LKQ Corp. (Distributors)	8
102	Loews Corp. (Insurance)	6
332	Lowe's Cos., Inc. (Specialty Retail)	69
44	LPL Financial Holdings, Inc. (Capital Markets)	10
483	Lucid Group, Inc. (Automobile Components)^(a)	3
147	LyondellBasell Industries N.V., Class - A (Chemicals)	14
95	M&T Bank Corp. (Banks)	12
35	Manhattan Associates, Inc. (Software)(a)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
351	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	$9
239	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	36
7	Markel Group, Inc. (Insurance)(a)	10
23	MarketAxess Holdings, Inc. (Capital Markets)	5
143	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	28
278	Marsh & McLennan Cos., Inc. (Insurance)	53
35	Martin Marietta Materials, Inc. (Construction Materials)	14
479	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	26
131	Masco Corp. (Building Products)	7
476	Mastercard, Inc., Class - A (Financial Services)	188
143	Match Group, Inc. (Interactive Media & Services)(a)	6
145	McCormick & Co., Inc./MD (Food Products)	11
412	McDonald's Corp. (Hotels, Restaurants & Leisure)	109
76	McKesson Corp. (Health Care Providers & Services)	33
1,245	Meta Platforms, Inc., Class - A (Interactive Media & Services)(a)	374
364	MetLife, Inc. (Insurance)	23
13	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	14
141	MGM Resorts International (Hotels, Restaurants & Leisure)	5
312	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	24
616	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	42
3,976	Microsoft Corp. (Software)	1,256
66	Mid-America Apartment Communities, Inc. (Residential REITs)	8
30	Mohawk Industries, Inc. (Household Durables)(a)	3
33	Molina Healthcare, Inc. (Health Care Providers & Services)(a)	11
103	Molson Coors Beverage Co., Class - B (Beverages)	7
760	Mondelez International, Inc., Class - A (Food Products)	53
41	MongoDB, Inc. (IT Services)(a)	14
26	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	12
446	Monster Beverage Corp. (Beverages)(a)	24
93	Moody's Corp. (Capital Markets)	29
698	Morgan Stanley (Capital Markets)	57
95	Motorola Solutions, Inc. (Communications Equipment)	26
46	MSCI, Inc. (Capital Markets)	24
197	Nasdaq, Inc. (Capital Markets)	10
118	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	9
250	Netflix, Inc. (Entertainment)(a)	94
59	Neurocrine Biosciences, Inc. (Biotechnology)(a)	7
450	Newmont Corp. (Metals & Mining)	17
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
235	News Corp., Class - A (Media)	$5
1,135	NextEra Energy, Inc. (Electric Utilities)	65
688	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	66
229	NiSource, Inc. (Multi-Utilities)	6
29	Nordson Corp. (Machinery)	6
131	Norfolk Southern Corp. (Ground Transportation)	26
120	Northern Trust Corp. (Capital Markets)	8
124	NRG Energy, Inc. (Electric Utilities)	5
140	Nucor Corp. (Metals & Mining)	22
1,391	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	606
2	NVR, Inc. (Household Durables)(a)	12
377	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	24
92	Okta, Inc. (IT Services)(a)	7
55	Old Dominion Freight Line, Inc. (Ground Transportation)	23
107	Omnicom Group, Inc. (Media)	8
245	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	23
243	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15
914	Oracle Corp. (Software)	97
35	O'Reilly Automotive, Inc. (Specialty Retail)(a)	32
220	Otis Worldwide Corp. (Machinery)	18
147	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	7
54	Owens Corning (Building Products)	7
297	PACCAR, Inc. (Machinery)	25
48	Packaging Corp. of America (Containers & Packaging)	7
1,031	Palantir Technologies, Inc., Class - A (Software)(a)	16
171	Palo Alto Networks, Inc. (Software)(a)	40
291	Paramount Global, Class - B (Media)	4
71	Parker-Hannifin Corp. (Machinery)	28
183	Paychex, Inc. (Professional Services)	21
30	Paycom Software, Inc. (Professional Services)	8
26	Paylocity Holding Corp. (Professional Services)(a)	5
590	PayPal Holdings, Inc. (Financial Services)(a)	34
773	PepsiCo, Inc. (Beverages)	131
1,066	PG&E Corp. (Electric Utilities)(a)	17
259	Phillips 66 (Oil, Gas & Consumable Fuels)	31
344	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	9
131	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	30
21	Pool Corp. (Distributors)	7
133	PPG Industries, Inc. (Chemicals)	17
402	PPL Corp. (Electric Utilities)	9
134	Principal Financial Group, Inc. (Insurance)	10
518	Prologis, Inc. (Industrial REITs)	58
205	Prudential Financial, Inc. (Insurance)	19
57	PTC, Inc. (Software)(a)	8
288	Public Service Enterprise Group, Inc. (Multi-Utilities)	16
91	Public Storage (Specialized REITs)	24
131	PulteGroup, Inc. (Household Durables)	10

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
54	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	$5
625	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	69
82	Quanta Services, Inc. (Construction & Engineering)	15
62	Quest Diagnostics, Inc. (Health Care Providers & Services)	8
114	Raymond James Financial, Inc. (Capital Markets)	11
364	Realty Income Corp. (Retail REITs)	18
95	Regency Centers Corp. (Retail REITs)	6
559	Regions Financial Corp. (Banks)	10
34	Reliance Steel & Aluminum Co. (Metals & Mining)	9
29	Repligen Corp. (Life Sciences Tools & Services)(a)	5
127	Republic Services, Inc. (Commercial Services & Supplies)	18
79	ResMed, Inc. (Health Care Equipment & Supplies)	12
361	Rivian Automotive, Inc., Class - A (Automobile Components)(a)	9
59	Robert Half International, Inc. (Professional Services)	4
282	Robinhood Markets, Inc., Class - A (Capital Markets)(a)	3
255	ROBLOX Corp., Class - A (Entertainment)(a)	7
65	Rockwell Automation, Inc. (Electrical Equipment)	19
71	Roku, Inc. (Entertainment)(a)	5
169	Rollins, Inc. (Commercial Services & Supplies)	6
60	Roper Technologies, Inc. (Software)	29
191	Ross Stores, Inc. (Specialty Retail)	22
136	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	13
207	Royalty Pharma PLC, Class - A (Pharmaceuticals)	6
79	RPM International, Inc. (Chemicals)	7
183	S&P Global, Inc. (Capital Markets)	67
546	Salesforce, Inc. (Software)(a)	111
61	SBA Communications Corp. (Specialized REITs)	12
802	Schlumberger N.V. (Energy Equipment & Services)	47
99	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	7
81	Seagen, Inc. (Biotechnology)(a)	17
75	Sealed Air Corp. (Containers & Packaging)	2
64	SEI Investments Co. (Capital Markets)	4
352	Sempra Energy (Multi-Utilities)	24
95	Sensata Technologies Holding PLC (Electrical Equipment)	4
113	ServiceNow, Inc. (Software)(a)	63
187	Simon Property Group, Inc. (Retail REITs)	20
400	Sirius XM Holdings, Inc. (Media)^	2
94	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	9
568	Snap, Inc., Class - A (Interactive Media & Services)(a)	5
29	Snap-on, Inc. (Machinery)	7
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
150	Snowflake, Inc., Class - A (IT Services)(a)	$23
105	Southwest Airlines Co. (Passenger Airlines)	3
87	Splunk, Inc. (Software)(a)	13
122	SS&C Technologies Holdings, Inc. (Professional Services)	6
91	Stanley Black & Decker, Inc. (Machinery)	8
639	Starbucks Corp. (Hotels, Restaurants & Leisure)	58
195	State Street Corp. (Capital Markets)	13
93	Steel Dynamics, Inc. (Metals & Mining)	10
55	STERIS PLC (Health Care Equipment & Supplies)	12
193	Stryker Corp. (Health Care Equipment & Supplies)	53
67	Sun Communities, Inc. (Residential REITs)	8
27	Super Micro Computer, Inc. (Technology Hardware, Storage & Peripherals)(a)	7
256	Synchrony Financial (Consumer Finance)	8
85	Synopsys, Inc. (Software)(a)	39
273	Sysco Corp. (Consumer Staples Distribution & Retail)	18
129	T. Rowe Price Group, Inc. (Capital Markets)	14
95	Take-Two Interactive Software, Inc. (Entertainment)(a)	13
111	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	10
265	Target Corp. (Consumer Staples Distribution & Retail)	29
162	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	20
26	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	11
24	Teleflex, Inc. (Health Care Equipment & Supplies)	5
94	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	9
1,606	Tesla, Inc. (Automobile Components)(a)	402
512	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	81
3	Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	5
364	The AES Corp. (Independent Power and Renewable Electricity Producers)	6
151	The Allstate Corp. (Insurance)	17
425	The Bank of New York Mellon Corp. (Capital Markets)	18
130	The Carlyle Group, Inc. (Capital Markets)	4
842	The Charles Schwab Corp. (Capital Markets)	46
167	The Cigna Group (Health Care Providers & Services)	48
73	The Clorox Co. (Household Products)	10
2,292	The Coca-Cola Co. (Beverages)	128
127	The Estee Lauder Cos., Inc. (Personal Care Products)	18
186	The Goldman Sachs Group, Inc. (Capital Markets)	60
166	The Hartford Financial Services Group, Inc. (Insurance)	12
81	The Hershey Co. (Food Products)	16
568	The Home Depot, Inc. (Specialty Retail)	172
236	The Interpublic Group of Cos., Inc. (Media)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
53	The J.M. Smucker Co. (Food Products)	$7
490	The Kraft Heinz Co. (Food Products)	16
397	The Kroger Co. (Consumer Staples Distribution & Retail)	18
186	The Mosaic Co. (Chemicals)	7
225	The PNC Financial Services Group, Inc. (Banks)	28
330	The Progressive Corp. (Insurance)	46
137	The Sherwin-Williams Co. (Chemicals)	35
616	The Southern Co. (Electric Utilities)	40
651	The TJX Cos., Inc. (Specialty Retail)	58
62	The Toro Co. (Machinery)	5
255	The Trade Desk, Inc., Class - A (Media)(a)	20
127	The Travelers Cos., Inc. (Insurance)	21
1,020	The Walt Disney Co. (Entertainment)(a)	83
691	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23
302	T-Mobile US, Inc. (Wireless Telecommunication Services)	42
200	Toast, Inc., Class - A (Financial Services)(a)	4
62	Tractor Supply Co. (Specialty Retail)	13
65	Tradeweb Markets, Inc., Class - A (Capital Markets)	5
31	TransDigm Group, Inc. (Aerospace & Defense)(a)	26
116	TransUnion (Professional Services)	8
143	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	8
788	Truist Financial Corp. (Banks)	23
93	Twilio, Inc., Class - A (IT Services)(a)	5
23	Tyler Technologies, Inc. (Software)(a)	9
153	Tyson Foods, Inc., Class - A (Food Products)	8
847	U.S. Bancorp (Banks)	28
1,019	Uber Technologies, Inc. (Ground Transportation)(a)	47
175	UDR, Inc. (Residential REITs)	6
45	U-Haul Holding Co. (Ground Transportation)	2
184	UiPath, Inc., Class - A (Software)(a)	3
30	Ulta Beauty, Inc. (Specialty Retail)(a)	12
342	Union Pacific Corp. (Ground Transportation)	70
403	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	63
39	United Rentals, Inc. (Trading Companies & Distributors)	17
27	United Therapeutics Corp. (Biotechnology)(a)	6
525	UnitedHealth Group, Inc. (Health Care Providers & Services)	265
142	Unity Software, Inc. (Software)(a)	4
34	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	4
208	V.F. Corp. (Textiles, Apparel & Luxury Goods)	4
25	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	6
203	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	29
85	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	17
229	Ventas, Inc. (Health Care REITs)	10
54	VeriSign, Inc. (IT Services)(a)	11
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
83	Verisk Analytics, Inc. (Professional Services)	$20
2,354	Verizon Communications, Inc. (Diversified Telecommunication Services)	76
561	VICI Properties, Inc. (Specialized REITs)	16
910	Visa, Inc., Class - A (Financial Services)	209
181	Vistra Corp. (Independent Power and Renewable Electricity Producers)	6
132	VMware, Inc., Class - A (Software)(a)	22
75	Vulcan Materials Co. (Construction Materials)	15
125	W.R. Berkley Corp. (Insurance)	8
26	W.W. Grainger, Inc. (Trading Companies & Distributors)	18
415	Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	9
834	Walmart, Inc. (Consumer Staples Distribution & Retail)	133
1,278	Warner Bros. Discovery, Inc. (Entertainment)(a)	14
229	Waste Management, Inc. (Commercial Services & Supplies)	35
32	Waters Corp. (Life Sciences Tools & Services)(a)	9
20	Watsco, Inc. (Trading Companies & Distributors)	8
93	Webster Financial Corp. (Banks)	4
181	WEC Energy Group, Inc. (Multi-Utilities)	15
2,066	Wells Fargo & Co. (Banks)	84
277	Welltower, Inc. (Health Care REITs)	23
41	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	15
183	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	8
108	Westinghouse Air Brake Technologies Corp. (Machinery)	11
19	Westlake Corp. (Chemicals)	2
137	Westrock Co. (Containers & Packaging)	5
418	Weyerhaeuser Co. (Specialized REITs)	13
31	Whirlpool Corp. (Household Durables)	4
66	Wolfspeed, Inc. (Semiconductors & Semiconductor Equipment)(a)	3
113	Workday, Inc., Class - A (Software)(a)	24
123	WP Carey, Inc. (Diversified REITs)	7
55	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	5
306	Xcel Energy, Inc. (Electric Utilities)	18
138	Xylem, Inc. (Machinery)	13
164	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	20
30	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	7
80	Zillow Group, Inc., Class - C (Real Estate Management & Development)(a)	4
122	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	14
258	Zoetis, Inc. (Pharmaceuticals)	45
129	Zoom Video Communications, Inc., Class - A (Software)(a)	9
144	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	2
47	Zscaler, Inc. (Software)(a)	7
		18,573

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Uruguay — 0.12%
25	MercadoLibre, Inc. (Broadline Retail)(a)	$32
	Total Common Stocks	26,972

	Warrant — 0.00%
	Canada — 0.00%
12	Constellation Software, Inc., 3/31/40 (Software)(a)(c)	—
	Total Warrant	—

	Investment Companies — 0.14%
24,181	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.99%^^(d)	24
14,754	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(d)	15
	Total Investment Companies	39

	Total Investments (cost $18,582) — 99.77%	27,011
	Other assets in excess of liabilities — 0.23%	62

	Net Assets - 100.00%	$27,073

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2023, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.71%
	Australia — 5.46%
15,521	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$335
153,655	ANZ Group Holdings Ltd. (Banks)	2,520
35,958	APA Group (Gas Utilities)	191
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	570
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	472
85,014	BHP Group Ltd. (Metals & Mining)	2,413
70,201	BHP Group Ltd. (Metals & Mining)	1,972
43,919	Commonwealth Bank of Australia (Banks)	2,805
53,824	Fortescue Metals Group Ltd. (Metals & Mining)	715
68,557	Goodman Group (Industrial REITs)	939
7,899	Macquarie Group Ltd. (Capital Markets)	846
104,574	Medibank Pvt. Ltd. (Insurance)	231
174,147	National Australia Bank Ltd. (Banks)	3,231
41,245	Qantas Airways Ltd. (Passenger Airlines)(a)	137
55,092	QBE Insurance Group Ltd. (Insurance)	552
16,336	Rio Tinto Ltd. (Metals & Mining)	1,178
150,128	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	757
205,252	Scentre Group (Retail REITs)	322
90,538	Stockland (Diversified REITs)	227
18,427	Suncorp Group Ltd. (Insurance)	164
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	339
562,458	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	1,699
44,996	Treasury Wine Estates Ltd. (Beverages)	355
63,839	Wesfarmers Ltd. (Broadline Retail)	2,160
148,167	Westpac Banking Corp. (Banks)	2,002
28,099	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	653
35,740	Worley Ltd. (Energy Equipment & Services)	397
		28,182

	Austria — 0.20%
23,927	Erste Group Bank AG (Banks)(b)	826
4,792	OMV AG (Oil, Gas & Consumable Fuels)	229
		1,055

	Belgium — 0.50%
40,660	Anheuser-Busch InBev SA/N.V. (Beverages)	2,254
4,129	Groupe Bruxelles Lambert N.V. (Financial Services)	307
		2,561

	Canada — 9.44%
30,089	Air Canada (Passenger Airlines)(a)	429
166,444	Algonquin Power & Utilities Corp. (Multi-Utilities)	985
50,883	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	2,584
8,987	AltaGas Ltd. (Gas Utilities)	172
45,514	Bank of Montreal (Banks)	3,839
9,632	CAE, Inc. (Aerospace & Defense)(a)	225
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	1,264
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,603
3,130	Canadian Pacific Kansas City Ltd. (Ground Transportation)	233
11,085	Canadian Tire Corp. Ltd., Class - A (Broadline Retail)	1,192
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	137
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,604
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
835	Constellation Software, Inc. (Software)	$1,724
11,192	Dollarama, Inc. (Broadline Retail)	771
21,559	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	715
1,023	Fairfax Financial Holdings Ltd. (Insurance)	835
17,917	First Quantum Minerals Ltd. (Metals & Mining)	423
7,691	Franco-Nevada Corp. (Metals & Mining)	1,027
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	767
64,358	Great-West Lifeco, Inc. (Insurance)	1,842
27,914	H&R Real Estate Investment Trust (Diversified REITs)	190
12,464	Hydro One Ltd. (Electric Utilities)(b)	317
5,430	Intact Financial Corp. (Insurance)(b)	792
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,323
2,505	Lumine Group, Inc. (Software)(a)	37
28,660	Magna International, Inc. (Automobile Components)	1,536
8,370	Manulife Financial Corp. (Insurance)	153
15,818	Methanex Corp. (Chemicals)	713
18,402	National Bank of Canada (Banks)	1,223
3,339	Nutrien Ltd. (Chemicals)	206
1,984	Onex Corp. (Financial Services)	117
7,732	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	233
66,482	Power Corp. of Canada (Insurance)	1,693
6,978	Primaris Real Estate Investment Trust (Retail REITs)	69
4,162	RB Global, Inc. (Commercial Services & Supplies)	261
1,726	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	115
67,963	RioCan Real Estate Investment Trust (Diversified REITs)	904
2,933	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	113
12,373	Royal Bank of Canada (Banks)	1,081
52,851	Shopify, Inc., Class - A (IT Services)(a)	2,885
52,951	Sun Life Financial, Inc. (Insurance)	2,584
5,745	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	198
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	794
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,191
12,498	The Toronto-Dominion Bank (Banks)	753
22,457	Thomson Reuters Corp. (Professional Services)	2,748
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,149
		48,749

	Denmark — 2.85%
2,246	DSV A/S (Air Freight & Logistics)	419
7,565	Genmab A/S (Biotechnology)(a)(b)	2,679
127,453	Novo Nordisk A/S, Class - B (Pharmaceuticals)	11,606
		14,704

	Finland — 1.02%
8,545	Fortum Oyj (Electric Utilities)	99
231,473	Nokia Oyj (Communications Equipment)	870
278,699	Nordea Bank Abp (Banks)	3,057
3,545	Orion Oyj, Class - B (Pharmaceuticals)	139
4,385	Sampo Oyj, A Shares (Insurance)	190

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
44,232	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	$554
10,204	UPM-Kymmene Oyj (Paper & Forest Products)	349
		5,258

	France — 9.48%
2,427	Aeroports de Paris (Transportation Infrastructure)	286
21,951	Air Liquide SA (Chemicals)	3,697
23,149	Airbus SE (Aerospace & Defense)	3,098
47,723	AXA SA (Insurance)	1,416
1,813	BioMerieux (Health Care Equipment & Supplies)	175
46,563	BNP Paribas SA (Banks)	2,960
4,957	Bouygues SA (Construction & Engineering)	173
1,044	Capgemini SE (IT Services)	182
7,205	Carrefour SA (Consumer Staples Distribution & Retail)(b)	124
3,697	Cie de Saint-Gobain (Building Products)	221
99,973	Credit Agricole SA (Banks)	1,229
19,644	Dassault Systemes SE (Software)	730
1,749	Eiffage SA (Construction & Engineering)(b)	166
25,532	Engie SA (Multi-Utilities)	392
18,607	EssilorLuxottica SA (Health Care Equipment & Supplies)	3,236
2,933	Eurazeo SE (Financial Services)	175
1,743	Euroapi SA (Pharmaceuticals)(a)	22
1,233	Gecina SA (Office REITs)(b)	126
2,454	Hermes International SCA (Textiles, Apparel & Luxury Goods)	4,473
10,109	L'Oreal SA (Personal Care Products)	4,189
5,264	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,973
8,063	Pernod Ricard SA (Beverages)	1,342
8,075	Publicis Groupe SA (Media)	611
7,261	Renault SA (Automobile Components)	297
40,016	Sanofi (Pharmaceuticals)	4,296
34,976	Schneider Electric SE (Electrical Equipment)(b)	5,762
100,509	Societe Generale SA (Banks)	2,432
4,176	Thales SA (Aerospace & Defense)	587
26,862	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,766
7,086	Unibail-Rodamco-Westfield (Retail REITs)(a)	348
15,933	Veolia Environnement SA (Multi-Utilities)	460
		48,944

	Germany — 6.36%
13,053	adidas AG (Textiles, Apparel & Luxury Goods)	2,289
10,077	Allianz SE, Registered Shares (Insurance)	2,398
1,793	Bayerische Motoren Werke AG (Automobile Components)	182
1,065	Beiersdorf AG (Personal Care Products)	137
33,975	Commerzbank AG (Banks)	386
2,692	Covestro AG (Chemicals)(a)(b)	145
1,439	Daimler Truck Holding AG (Machinery)	50
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)	1,249
21,575	Deutsche Boerse AG (Capital Markets)	3,725
128,506	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	2,695
69,579	DHL Group (Air Freight & Logistics)	2,823
6,746	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	357
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
6,983	GEA Group AG (Machinery)	$257
1,115	Hannover Rueck SE (Insurance)	245
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	2,723
2,540	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares (Insurance)	989
18,514	RWE AG (Independent Power and Renewable Electricity Producers)	687
42,196	SAP SE (Software)	5,461
1,461	Sartorius AG, Preference Shares (Life Sciences Tools & Services)	495
28,228	Siemens AG, Registered Shares (Industrial Conglomerates)	4,033
8,525	Symrise AG (Chemicals)(b)	811
6,109	Volkswagen AG, Preference Shares (Automobile Components)	702
		32,839

	Hong Kong — 1.57%
483,480	AIA Group Ltd. (Insurance)	3,909
75,055	BOC Hong Kong Holdings Ltd. (Banks)	205
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
189,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	993
14,500	CLP Holdings Ltd. (Electric Utilities)	107
73,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	437
15,506	Hang Seng Bank Ltd. (Banks)	192
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	422
225,917	Link REIT (Retail REITs)	1,105
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	55
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	162
52,000	Techtronic Industries Co. Ltd. (Machinery)	502
		8,090

	Ireland (Republic of) — 1.24%
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	547
332,317	Bank of Ireland Group PLC (Banks)	3,248
24,053	CRH PLC (Construction Materials)	1,326
25,494	Experian PLC (Professional Services)	834
16,821	James Hardie Industries PLC (Construction Materials)(a)	440
		6,395

	Israel — 0.30%
862	CyberArk Software Ltd. (Software)(a)	141
7,198	Nice Ltd., ADR (Software)(a)	1,223
1,228	Nice Ltd. (Software)(a)	210
		1,574

	Italy — 1.43%
3,755	Amplifon SpA (Health Care Providers & Services)	111
69,888	Assicurazioni Generali SpA (Insurance)	1,426
47,935	Enel SpA (Electric Utilities)	294
1,561	Ferrari N.V. (Automobiles)	460
157,139	Intesa Sanpaolo SpA (Banks)(b)	402
7,820	Iveco Group N.V. (Machinery)(a)	73

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
168,665	Mediobanca Banca di Credito Finanziario SpA (Banks)	$2,224
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	426
10,481	Poste Italiane SpA (Insurance)(b)	110
110,979	Snam SpA (Gas Utilities)	521
180,455	Terna - Rete Elettrica Nazionale (Electric Utilities)	1,357
		7,404

	Japan — 17.81%
8,800	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	245
19,900	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	394
6,845	AGC, Inc. (Building Products)	240
4,500	Aisin Corp. (Automobile Components)	170
27,300	Ajinomoto Co., Inc. (Food Products)	1,053
15,300	Amada Co. Ltd. (Machinery)	154
5,100	ANA Holdings, Inc. (Passenger Airlines)(a)(b)	107
16,500	Asahi Group Holdings Ltd. (Beverages)(b)	616
5,900	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	106
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,434
3,900	Azbil Corp. (Electronic Equipment, Instruments & Components)	119
21,100	Bandai Namco Holdings, Inc. (Leisure Products)	429
15,200	Bridgestone Corp. (Automobile Components)	592
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	923
4,300	Capcom Co. Ltd. (Entertainment)	155
4,500	Central Japan Railway Co. (Ground Transportation)	109
11,800	Chubu Electric Power Co., Inc. (Electric Utilities)	150
293,700	Concordia Financial Group Ltd. (Banks)	1,338
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	348
58,800	Daifuku Co. Ltd. (Machinery)	1,110
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	844
1,979	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	208
15,550	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	417
12,000	Denso Corp. (Automobile Components)	193
4,800	Dentsu Group, Inc. (Media)	141
7,700	Eisai Co. Ltd. (Pharmaceuticals)	427
30,000	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	118
3,900	Fuji Electric Co. Ltd. (Electrical Equipment)	176
8,400	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	486
10,900	Fujitsu Ltd. (IT Services)(b)	1,282
37,100	Hitachi Ltd. (Industrial Conglomerates)	2,300
48,300	Honda Motor Co. Ltd. (Automobile Components)	543
3,600	Hoshizaki Corp. (Machinery)	125
20,700	Hoya Corp. (Health Care Equipment & Supplies)	2,120
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	146
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	587
22,100	Isetan Mitsukoshi Holdings Ltd. (Broadline Retail)	256
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
21,000	Isuzu Motors Ltd. (Automobile Components)	$264
92,317	ITOCHU Corp. (Trading Companies & Distributors)	3,334
24,200	Japan Airlines Co. Ltd. (Passenger Airlines)(b)	470
70,600	Japan Exchange Group, Inc. (Capital Markets)	1,308
8,300	Japan Post Insurance Co. Ltd. (Insurance)(b)	140
5,554	JSR Corp. (Chemicals)	149
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	223
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,098
33,900	Keio Corp. (Ground Transportation)	1,166
6,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,404
4,400	Kikkoman Corp. (Food Products)	231
8,145	Komatsu Ltd. (Machinery)	220
12,300	Kose Corp. (Personal Care Products)	892
6,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	933
22,200	Makita Corp. (Machinery)	548
63,300	Marubeni Corp. (Trading Companies & Distributors)	987
43,300	Mazda Motor Corp. (Automobile Components)	492
6,700	MEIJI Holdings Co. Ltd. (Food Products)	167
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	2,723
34,200	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	446
9,700	Mitsubishi Heavy Industries Ltd. (Machinery)	541
432,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,662
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	4,780
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	795
16,600	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	456
109,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,003
14,700	NEC Corp. (IT Services)	812
20,600	Nexon Co. Ltd. (Entertainment)	368
19,200	Nikon Corp. (Household Durables)	202
2,800	NIPPON EXPRESS HOLDINGS, INC. (Air Freight & Logistics)	146
6,300	Nippon Sanso Holdings Corp. (Chemicals)	149
35,500	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	1,499
30,800	Nippon Steel Corp. (Metals & Mining)(b)	722
910,000	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,077
70,600	Nissan Motor Co. Ltd. (Automobile Components)	312
8,800	Nisshin Seifun Group, Inc. (Food Products)	112
4,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	116
129	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	145
17,800	Nomura Research Institute Ltd. (IT Services)	463
2,400	Obic Co. Ltd. (IT Services)	364

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
89,200	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	$1,333
10,400	Omron Corp. (Electronic Equipment, Instruments & Components)	463
10,800	ORIX Corp. (Financial Services)	202
28,800	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,023
12,700	Pan Pacific International Holdings Corp. (Broadline Retail)	267
156,600	Panasonic Holdings Corp. (Household Durables)	1,768
243,800	Rakuten Group, Inc. (Broadline Retail)(b)	1,002
43,800	Recruit Holdings Co. Ltd. (Professional Services)	1,340
22,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	421
19,600	SBI Holdings, Inc. (Capital Markets)	413
35,552	Sekisui House Ltd. (Household Durables)	708
46,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,351
12,800	Sompo Holdings, Inc. (Insurance)	549
7,100	Sony Group Corp. (Household Durables)	581
23,900	Subaru Corp. (Automobile Components)	465
14,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	695
4,800	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	125
3,000	Suzuki Motor Corp. (Automobile Components)	121
8,500	T&D Holdings, Inc. (Insurance)	140
25,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	775
8,700	Terumo Corp. (Health Care Equipment & Supplies)	230
2,900	The Bank of Kyoto Ltd. (Banks)	163
22,400	The Chiba Bank Ltd. (Banks)	163
29,700	Tokio Marine Holdings, Inc. (Insurance)	688
80,800	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	360
26,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,607
25,700	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	158
14,700	Toshiba Corp. (Industrial Conglomerates)(a)	453
17,900	Toyota Industries Corp. (Machinery)	1,409
485,000	Toyota Motor Corp. (Automobile Components)	8,701
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	398
6,427	Trend Micro, Inc. (Software)	243
46,400	Unicharm Corp. (Household Products)	1,641
7,500	West Japan Railway Co. (Ground Transportation)(b)	310
3,400	Yakult Honsha Co. Ltd. (Food Products)	83
8,700	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	142
72,900	Z Holdings Corp. (Interactive Media & Services)	202
5,700	ZOZO, Inc. (Specialty Retail)(b)	104
		91,877

	Luxembourg — 0.43%
27,423	ArcelorMittal SA (Metals & Mining)	686
96,377	Tenaris SA (Energy Equipment & Services)	1,523
		2,209

	Netherlands — 3.71%
57,506	ABN AMRO Bank N.V. (Banks)(b)	813
73,595	Aegon Ltd. (Insurance)	355
24,788	Akzo Nobel N.V. (Chemicals)	1,787
728	Argenx SE (Biotechnology)(a)	356
10,915	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	6,424
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
15,440	DSM BV (Chemicals)	$1,525
4,144	EXOR N.V. (Financial Services)	366
14,622	ING Groep N.V. (Banks)	193
61,918	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	1,866
78,125	Prosus N.V. (Broadline Retail)(a)(b)	2,301
87,671	Stellantis N.V. (Automobile Components)	1,679
1,552	Topicus.com, Inc. (Software)(a)	103
11,488	Wolters Kluwer N.V. (Professional Services)	1,391
		19,159

	New Zealand — 0.08%
55,967	Auckland International Airport Ltd. (Transportation Infrastructure)	265
57,025	Spark New Zealand Ltd. (Diversified Telecommunication Services)	164
		429

	Norway — 0.78%
11,596	DNB Bank ASA (Banks)	233
105,375	Equinor ASA (Oil, Gas & Consumable Fuels)	3,454
20,518	Mowi ASA (Food Products)(b)	363
		4,050

	Portugal — 0.27%
338,113	EDP - Energias de Portugal SA (Electric Utilities)	1,406

	Singapore — 0.83%
232,772	CapitaLand Ascendas REIT (Industrial REITs)	467
3,306	CapitaLand Ascott Trust (Hotel & Resort REITs)	2
175,970	CapitaLand Integrated Commercial Trust (Retail REITs)	238
58,000	CapitaLand Investment Ltd. (Real Estate Management & Development)	131
57,800	DBS Group Holdings Ltd. (Banks)	1,420
14,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	136
58,700	Singapore Airlines Ltd. (Passenger Airlines)(b)	277
18,700	Singapore Exchange Ltd. (Capital Markets)	133
67,900	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	120
6,600	United Overseas Bank Ltd. (Banks)	137
457,800	Wilmar International Ltd. (Food Products)	1,246
		4,307

	South Africa — 0.01%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	43

	South Korea — 0.04%
4,504	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	228

	Spain — 1.90%
4,412	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	159
1,451	Aena SME SA (Transportation Infrastructure)(b)	218

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
10,177	Amadeus IT Group SA (Professional Services)	$615
620,640	Banco Bilbao Vizcaya Argentaria SA (Banks)	5,021
28,433	Bankinter SA (Banks)	181
62,673	CaixaBank SA (Banks)	250
246,056	Iberdrola SA (Electric Utilities)	2,752
11,872	Naturgy Energy Group SA (Gas Utilities)	323
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	295
		9,814

	Sweden — 1.64%
1,283	Alleima AB (Metals & Mining)	7
10,590	Assa Abloy AB, Class – B (Building Products)	230
90,968	Atlas Copco AB, Class - A (Machinery)	1,222
59,272	Atlas Copco AB, Class - B (Machinery)	693
24,108	L E Lundbergforetagen AB, Class - B (Financial Services)	1,006
5,141	Sagax AB, Class - B (Real Estate Management & Development)	98
11,977	Securitas AB, Class - B (Commercial Services & Supplies)	95
51,934	Skandinaviska Enskilda Banken AB, Class - A (Banks)	619
32,522	Swedbank AB, Class - A (Banks)	598
134,852	Tele2 AB, B shares (Wireless Telecommunication Services)	1,032
221,609	Telia Co. AB (Diversified Telecommunication Services)(b)	457
117,701	Volvo AB, Class - B (Machinery)	2,425
		8,482

	Switzerland — 8.49%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	4,853
6,796	Accelleron Industries AG (Electrical Equipment)	176
8,475	Alcon, Inc. (Health Care Equipment & Supplies)	654
1,838	Baloise Holding AG, Registered Shares (Insurance)	266
44	Chocoladefabriken Lindt & Spruengli AG, Class - PC (Food Products)	489
19,821	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,415
13,970	Coca-Cola HBC AG (Beverages)	382
761	EMS-Chemie Holding AG (Chemicals)	516
387,007	Glencore PLC (Metals & Mining)(b)	2,203
5,080	Kuehne + Nagel International AG, Registered Shares (Marine Transportation)	1,444
4,844	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	333
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	2,067
8,432	Medacta Group SA (Health Care Equipment & Supplies)(b)	1,065
77,294	Nestle SA, Registered Shares (Food Products)	8,752
67,717	Novartis AG, Registered Shares (Pharmaceuticals)	6,918
441	Partners Group Holding AG (Capital Markets)	495
12,047	Roche Holding AG (Pharmaceuticals)	3,290
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
2,775	SGS SA, Registered Shares (Professional Services)(b)	$233
491	Sonova Holding AG (Health Care Equipment & Supplies)(b)	116
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	720
1,098	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	281
191,523	UBS Group AG (Capital Markets)	4,719
3,139	Zurich Insurance Group AG (Insurance)	1,437
		43,824

	United Kingdom — 11.27%
38,163	3i Group PLC (Capital Markets)	960
5,633	Admiral Group PLC (Insurance)	163
46,639	Anglo American PLC (Metals & Mining)	1,280
17,119	Ashtead Group PLC (Trading Companies & Distributors)	1,038
53,176	AstraZeneca PLC (Pharmaceuticals)(b)	7,170
31,506	Auto Trader Group PLC (Interactive Media & Services)(b)	237
221,258	Aviva PLC (Insurance)	1,047
121,738	BAE Systems PLC (Aerospace & Defense)	1,479
274,792	Barclays PLC (Banks)(b)	530
114,063	BP PLC (Oil, Gas & Consumable Fuels)	735
51,346	British American Tobacco PLC (Tobacco)	1,612
12,788	Bunzl PLC (Trading Companies & Distributors)	455
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	1,024
425,346	Centrica PLC (Multi-Utilities)(b)	800
39,102	CNH Industrial N.V. (Machinery)	475
10,781	Coca-Cola Europacific Partners PLC (Beverages)	674
68,973	Compass Group PLC (Hotels, Restaurants & Leisure)	1,679
40,786	Diageo PLC (Beverages)	1,503
38,064	Entain PLC (Hotels, Restaurants & Leisure)(b)	432
176,859	Haleon PLC (Personal Care Products)(b)	733
254,357	HSBC Holdings PLC (Banks)	1,990
90,451	Imperial Brands PLC (Tobacco)	1,835
242,896	Informa PLC (Media)	2,218
6,566	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	486
480,645	J Sainsbury PLC (Consumer Staples Distribution & Retail)	1,480
114,719	Kingfisher PLC (Specialty Retail)	311
26,793	Land Securities Group PLC (Diversified REITs)	192
152,198	Legal & General Group PLC (Insurance)	411
2,269	London Stock Exchange Group PLC (Capital Markets)(b)	227
93,766	M&G PLC (Financial Services)	225
14,782	Mondi PLC (Paper & Forest Products)	247
129,651	National Grid PLC (Multi-Utilities)	1,550
4,989	Next PLC (Broadline Retail)	442
101,197	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(b)	736
16,942	Pearson PLC (Diversified Consumer Services)	179
56,944	RELX PLC (Professional Services)	1,921
66,751	Rio Tinto PLC (Metals & Mining)	4,191
8,382	Severn Trent PLC (Water Utilities)(b)	242
298,341	Shell PLC (Oil, Gas & Consumable Fuels)	9,453

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
12,142	Smiths Group PLC (Industrial Conglomerates)	$239
44,660	SSE PLC (Electric Utilities)	875
33,934	The Sage Group PLC (Software)	408
18,373	The Weir Group PLC (Machinery)	424
55,598	Unilever PLC (Personal Care Products)	2,750
10,568	United Utilities Group PLC (Water Utilities)	122
4,958	Whitbread PLC (Hotels, Restaurants & Leisure)	209
87,061	WPP PLC (Media)	776
		58,165

	United States — 0.60%
8,324	Linde PLC (Chemicals)	3,097
	Total Common Stocks	452,845

	Warrant — 0.00%
	Canada — 0.00%
835	Constellation Software, Inc., 3/31/40 (Software)(a)(c)	—
	Total Warrant	—

	Investment Company — 10.14%
52,376,515	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(d)	52,377
	Total Investment Company	52,377

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*

Shares	Security Description	Value (000)
	Total Investments (cost $321,726) — 97.85%	$505,222
	Other assets in excess of liabilities — 2.15%	11,087

	Net Assets - 100.00%	$516,309

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2023, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	561	12/15/23	$57,264	$(1,276)
			$57,264	$(1,276)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,276)
	Total Net Unrealized Appreciation/(Depreciation)			$(1,276)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 58.42%
	Australia — 3.62%
4,667	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$101
64,457	ANZ Group Holdings Ltd. (Banks)	1,057
60,829	APA Group (Gas Utilities)	323
12,428	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	325
8,220	ASX Ltd. (Capital Markets)	300
76,862	Aurizon Holdings Ltd. (Ground Transportation)	172
108,290	BHP Group Ltd. (Metals & Mining)	3,040
9,452	BlueScope Steel Ltd. (Metals & Mining)	117
47,697	Brambles Ltd. (Commercial Services & Supplies)	439
1,873	Cochlear Ltd. (Health Care Equipment & Supplies)	307
47,294	Coles Group Ltd. (Consumer Staples Distribution & Retail)	472
35,682	Commonwealth Bank of Australia (Banks)	2,279
19,785	Computershare Ltd. (Professional Services)	330
10,833	CSL Ltd. (Biotechnology)	1,745
38,829	Dexus (Diversified REITs)	181
3,158	EBOS Group Ltd. (Health Care Providers & Services)	65
82,102	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	277
35,442	Fortescue Metals Group Ltd. (Metals & Mining)	471
36,082	Goodman Group (Industrial REITs)	494
5,294	IDP Education Ltd. (Diversified Consumer Services)	72
14,776	IGO Ltd. (Metals & Mining)	119
80,752	Insurance Australia Group Ltd. (Insurance)	293
23,298	Lendlease Corp. Ltd. (Real Estate Management & Development) (b)	107
7,770	Macquarie Group Ltd. (Capital Markets)	832
159,100	Medibank Pvt. Ltd. (Insurance)	351
3,696	Mineral Resources Ltd. (Metals & Mining)	159
85,546	Mirvac Group (Diversified REITs)	116
67,368	National Australia Bank Ltd. (Banks)	1,250
30,294	Newcrest Mining Ltd. (Metals & Mining)	477
38,057	Northern Star Resources Ltd. (Metals & Mining)	252
9,744	Orica Ltd. (Chemicals)	97
37,296	Origin Energy Ltd. (Electric Utilities)	210
58,369	Pilbara Minerals Ltd. (Metals & Mining)	159
20,036	Qantas Airways Ltd. (Passenger Airlines)(a)	66
31,074	QBE Insurance Group Ltd. (Insurance)	311
7,422	Ramsay Health Care Ltd. (Health Care Providers & Services)	247
1,150	REA Group Ltd. (Interactive Media & Services)	114
4,902	Reece Ltd. (Trading Companies & Distributors)	58
7,907	Rio Tinto Ltd. (Metals & Mining)	570
69,772	Santos Ltd. (Oil, Gas & Consumable Fuels) (b)	352
112,940	Scentre Group (Retail REITs)	177
7,966	SEEK Ltd. (Interactive Media & Services)	113
16,699	Sonic Healthcare Ltd. (Health Care Providers & Services)	319
96,004	South32 Ltd. (Metals & Mining)	207
52,015	Stockland (Diversified REITs)	130
32,455	Suncorp Group Ltd. (Insurance)	289
156,931	Telstra Group Ltd. (Diversified Telecommunication Services)	388
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
65,160	The GPT Group (Diversified REITs)	$162
115,173	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	348
80,813	Transurban Group (Transportation Infrastructure)	657
34,642	Treasury Wine Estates Ltd. (Beverages)	273
83,889	Vicinity Ltd. (Diversified REITs) (b)	91
6,205	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	129
25,256	Wesfarmers Ltd. (Broadline Retail)	855
75,327	Westpac Banking Corp. (Banks)	1,018
3,486	WiseTech Global Ltd. (Software)	145
40,168	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	934
33,232	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	795
		25,737

	Austria — 0.08%
7,182	Erste Group Bank AG (Banks) (b)	249
3,193	OMV AG (Oil, Gas & Consumable Fuels)	152
1,476	Verbund AG (Electric Utilities)	120
2,516	voestalpine AG (Metals & Mining)	68
		589

	Belgium — 0.40%
3,275	Ageas SA/N.V. (Insurance)	135
18,569	Anheuser-Busch InBev SA/N.V. (Beverages)	1,030
707	D'ieteren Group (Distributors)	119
1,973	Elia Group SA/N.V. (Electric Utilities) (b)	193
2,046	Groupe Bruxelles Lambert N.V. (Financial Services)	152
5,235	KBC Group N.V. (Banks)	327
10	Lotus Bakeries N.V. (Food Products) (b)	81
334	Sofina SA (Financial Services)	67
1,525	Solvay SA, Class - A (Chemicals)	169
4,015	UCB SA (Pharmaceuticals)	328
4,241	Umicore SA (Chemicals) (b)	100
6,752	Warehouses De Pauw CVA (Industrial REITs)	167
		2,868

	Canada — 1.06%
1,462	Agnico Eagle Mines Ltd. (Metals & Mining)	66
21,898	Algonquin Power & Utilities Corp. (Multi-Utilities)	130
969	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	49
2,261	AltaGas Ltd. (Gas Utilities)	43
7,590	Barrick Gold Corp. (Metals & Mining)	110
4,684	BCE, Inc. (Diversified Telecommunication Services)	179
1,723	Canadian Apartment Properties REIT (Residential REITs) (b)	57
13,097	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	848
9,879	Canadian Pacific Kansas City Ltd. (Ground Transportation)	735
273	Canadian Tire Corp. Ltd., Class - A (Broadline Retail)	29
9,303	Canadian Utilities Ltd., Class - A (Multi-Utilities)	197
1,772	CCL Industries, Inc., Class - B (Containers & Packaging) (b)	74

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
40,585	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$846
894	CGI, Inc. (IT Services)(a)	88
2,185	Dollarama, Inc. (Broadline Retail)	151
6,254	Emera, Inc. (Electric Utilities)	218
8,395	Empire Co. Ltd., Class - A (Consumer Staples Distribution & Retail)	228
137	Fairfax Financial Holdings Ltd. (Insurance)	112
6,275	Fortis, Inc. (Electric Utilities)	239
753	Franco-Nevada Corp. (Metals & Mining)	101
1,863	George Weston Ltd. (Consumer Staples Distribution & Retail)	207
4,338	Great-West Lifeco, Inc. (Insurance)	124
9,203	Hydro One Ltd. (Electric Utilities)(b)	234
1,309	Intact Financial Corp. (Insurance) (b)	191
2,779	Loblaw Cos. Ltd. (Consumer Staples Distribution & Retail)	236
4,312	Metro, Inc. (Consumer Staples Distribution & Retail)	224
10,561	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	172
3,407	Power Corp. of Canada (Insurance)	87
7,004	Quebecor, Inc., Class - B (Media)	150
2,547	RB Global, Inc. (Commercial Services & Supplies)	159
1,859	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	124
4,886	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	188
780	Royal Bank of Canada (Banks)	68
7,793	Saputo, Inc. (Food Products) (b)	163
865	Sun Life Financial, Inc. (Insurance)	42
8,813	TELUS Corp. (Diversified Telecommunication Services)	144
555	The Bank of Nova Scotia (Banks)	25
1,503	The Descartes Systems Group, Inc. (Software)(a)	110
1,695	Thomson Reuters Corp. (Professional Services)	207
7,504	TMX Group Ltd. (Capital Markets)	161
656	Toromont Industries Ltd. (Trading Companies & Distributors)	53
		7,569

	Cayman Islands — 0.02%
55,060	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	167

	Chile — 0.02%
8,529	Antofagasta PLC (Metals & Mining)	148

	Denmark — 1.86%
67	A.P. Moller - Maersk A/S, Class - A (Marine Transportation)	119
152	A.P. Moller - Maersk A/S, Class - B (Marine Transportation)	273
4,495	Carlsberg A/S, Class - B (Beverages)	567
2,287	Chr Hansen Holding A/S (Chemicals) (b)	140
4,800	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	508
32,471	Danske Bank A/S (Banks)	754
2,368	Demant A/S (Health Care Equipment & Supplies)(a)	98
3,969	DSV A/S (Air Freight & Logistics)	740
1,405	Genmab A/S (Biotechnology)(a) (b)	498
78,384	Novo Nordisk A/S, Class - B (Pharmaceuticals)	7,137
7,725	Novozymes A/S, B shares (Chemicals)	311
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
4,473	Orsted A/S (Electric Utilities)(b)	$243
1,866	Pandora A/S (Textiles, Apparel & Luxury Goods)	193
193	ROCKWOOL A/S, Class - B (Building Products)	47
22,604	Tryg A/S (Insurance) (b)	413
54,263	Vestas Wind Systems A/S (Electrical Equipment)(a)	1,161
		13,202

	Finland — 0.55%
5,503	Elisa Oyj (Diversified Telecommunication Services)	255
9,629	Fortum Oyj (Electric Utilities)^	112
10,049	Kesko Oyj, Class - B (Consumer Staples Distribution & Retail)	180
7,815	Kone Oyj, Class - B (Machinery)	330
13,507	Metso Oyj (Machinery) (b)	142
9,044	Neste Oyj (Oil, Gas & Consumable Fuels)^	306
113,258	Nokia Oyj (Communications Equipment)	426
75,658	Nordea Bank Abp (Banks)	830
5,044	Orion Oyj, Class - B (Pharmaceuticals)	198
11,320	Sampo Oyj, A Shares (Insurance)	489
12,295	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	154
11,171	UPM-Kymmene Oyj (Paper & Forest Products)	382
10,263	Wartsila Oyj Abp (Machinery)	116
		3,920

	France — 6.87%
3,706	Accor SA (Hotels, Restaurants & Leisure)	125
582	Aeroports de Paris (Transportation Infrastructure)	69
11,756	Air Liquide SA (Chemicals)	1,980
12,619	Airbus SE (Aerospace & Defense)	1,689
6,209	Alstom SA (Machinery)	148
1,326	Amundi SA (Capital Markets)	74
1,288	Arkema SA (Chemicals)	127
39,368	AXA SA (Insurance)	1,168
4,321	BioMerieux (Health Care Equipment & Supplies)	418
22,394	BNP Paribas SA (Banks)	1,424
45,452	Bollore SE (Entertainment)	244
8,404	Bouygues SA (Construction & Engineering)	293
11,178	Bureau Veritas SA (Professional Services) (b)	278
3,493	Capgemini SE (IT Services)	609
29,961	Carrefour SA (Consumer Staples Distribution & Retail) (b)	515
10,004	Cie de Saint-Gobain (Building Products)	599
14,199	Cie Generale des Etablissements Michelin SCA (Automobile Components)	435
1,112	Covivio SA (Diversified REITs)	49
26,240	Credit Agricole SA (Banks)	323
18,237	Danone SA (Food Products)	1,005
1,676	Dassault Aviation SA (Aerospace & Defense) (b)	316
36,580	Dassault Systemes SE (Software)	1,358
8,220	Edenred (Financial Services)	514
1,723	Eiffage SA (Construction & Engineering) (b)	164
44,518	Engie SA (Multi-Utilities)	682
10,336	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,798
945	Eurazeo SE (Financial Services)	56
1,488	Gecina SA (Office REITs) (b)	151
16,536	Getlink SE (Transportation Infrastructure)	264

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,059	Hermes International SCA (Textiles, Apparel & Luxury Goods)	$1,930
3,173	Ipsen SA (Pharmaceuticals)	416
1,585	Kering SA (Textiles, Apparel & Luxury Goods)	720
4,664	Klepierre SA (Retail REITs)	114
8,695	La Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	282
14,422	Legrand SA (Electrical Equipment)	1,325
7,009	L'Oreal SA (Personal Care Products)	2,904
6,820	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,146
74,137	Orange SA (Diversified Telecommunication Services) (b)	850
8,580	Pernod Ricard SA (Beverages)	1,429
4,903	Publicis Groupe SA (Media)	371
1,780	Remy Cointreau SA (Beverages)^	217
4,148	Renault SA (Automobile Components)	170
7,307	Safran SA (Aerospace & Defense)	1,145
34,829	Sanofi (Pharmaceuticals)	3,739
1,291	Sartorius Stedim Biotech (Life Sciences Tools & Services)	307
16,295	Schneider Electric SE (Electrical Equipment) (b)	2,684
2,238	SEB SA (Household Durables)	208
15,282	Societe Generale SA (Banks)	370
1,826	Sodexo SA (Hotels, Restaurants & Leisure)	188
3,140	Teleperformance (Professional Services)	395
4,176	Thales SA (Aerospace & Defense)	587
61,496	TotalEnergies SE (Oil, Gas & Consumable Fuels)	4,042
2,557	Unibail-Rodamco-Westfield (Retail REITs)(a)	126
4,470	Valeo (Automobile Components)	77
14,381	Veolia Environnement SA (Multi-Utilities)	416
11,361	Vinci SA (Construction & Engineering)	1,257
43,695	Vivendi SE (Media)	382
577	Wendel SE (Financial Services)	46
4,959	Worldline SA (Financial Services)(a)	139
		48,857

	Germany — 4.76%
7,431	adidas AG (Textiles, Apparel & Luxury Goods)	1,303
8,586	Allianz SE, Registered Shares (Insurance)	2,043
19,223	BASF SE (Chemicals)	870
23,006	Bayer AG, Registered Shares (Pharmaceuticals)	1,104
6,482	Bayerische Motoren Werke AG (Automobile Components)	658
1,288	Bayerische Motoren Werke AG, Preference Shares (Automobiles)	120
1,776	Bechtle AG (IT Services)	83
4,195	Beiersdorf AG (Personal Care Products)	541
3,679	Brenntag SE (Trading Companies & Distributors)	285
1,403	Carl Zeiss Meditec AG, Class - BR (Health Care Equipment & Supplies)	122
93,385	Commerzbank AG (Banks)	1,060
2,385	Continental AG (Automobile Components)	168
4,145	Covestro AG (Chemicals)(a)(	223
10,374	Daimler Truck Holding AG (Machinery)	359
3,686	Delivery Hero SE (Hotels, Restaurants & Leisure)(a)	105
41,340	Deutsche Bank AG, Registered Shares (Capital Markets)	454
5,414	Deutsche Boerse AG (Capital Markets)	935
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
14,076	Deutsche Lufthansa AG, Registered Shares (Passenger Airlines)(a) (b)	$111
78,361	Deutsche Telekom AG (Diversified Telecommunication Services) (b)	1,643
21,270	DHL Group (Air Freight & Logistics)	863
2,383	Dr. Ing. h.c. F. Porsche AG, Preference Shares (Automobiles)	224
62,851	E.ON SE (Multi-Utilities)	743
4,094	Evonik Industries AG (Chemicals)	75
8,532	Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)	367
12,921	Fresenius SE & Co. KGaA (Health Care Providers & Services)	401
5,758	GEA Group AG (Machinery)	212
1,748	Hannover Rueck SE (Insurance)	384
3,140	Heidelberg Materials AG (Construction Materials)	243
3,547	HelloFresh SE (Consumer Staples Distribution & Retail)(a)	105
2,119	Henkel AG & Co. KGaA (Household Products)	134
6,724	Henkel AG & Co. KGaA, Preference Shares (Household Products)	479
49,624	Infineon Technologies AG (Semiconductors & Semiconductor Equipment) (b)	1,643
2,344	Knorr-Bremse AG (Machinery)	149
3,977	LEG Immobilien SE (Real Estate Management & Development)(a)	273
17,286	Mercedes-Benz Group AG (Automobile Components)	1,203
3,726	Merck KGaA (Pharmaceuticals)	621
1,118	MTU Aero Engines AG (Aerospace & Defense)	202
2,968	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares (Insurance)	1,156
1,267	Nemetschek SE (Software)	77
3,320	Porsche Automobil Holding SE, Preference Shares (Automobile Components)	163
2,289	Puma SE (Textiles, Apparel & Luxury Goods) (b)	142
168	Rational AG (Machinery)	106
1,731	Rheinmetall AG (Aerospace & Defense)	445
36,918	RWE AG (Independent Power and Renewable Electricity Producers)	1,370
28,015	SAP SE (Software)	3,627
765	Sartorius AG, Preference Shares (Life Sciences Tools & Services)	259
3,797	Scout24 SE (Interactive Media & Services)	263
21,464	Siemens AG, Registered Shares (Industrial Conglomerates)	3,067
10,874	Siemens Energy AG (Electrical Equipment)(a)(b)	142
8,832	Siemens Healthineers AG (Health Care Equipment & Supplies)	447
5,455	Symrise AG (Chemicals) (b)	520
2,472	Talanx AG (Insurance)	156
146,459	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	262
640	Volkswagen AG (Automobiles)	84
4,408	Volkswagen AG, Preference Shares (Automobile Components)	506
15,420	Vonovia SE (Real Estate Management & Development)	369
383	Wacker Chemie AG (Chemicals)	55

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,937	Zalando SE (Specialty Retail)(a)	$110
		33,834

	Hong Kong — 1.42%
333,118	AIA Group Ltd. (Insurance)	2,694
97,195	BOC Hong Kong Holdings Ltd. (Banks)	265
38,300	Budweiser Brewing Co. APAC Ltd. (Beverages)	75
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
41,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	216
56,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	299
34,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	161
52,719	CLP Holdings Ltd. (Electric Utilities)	390
49,800	ESR Group Ltd. (Real Estate Management & Development)	70
1,293	Futu Holdings Ltd., ADR (Capital Markets)(a)	75
46,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	275
47,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	65
19,639	Hang Seng Bank Ltd. (Banks)	243
28,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	76
206,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services) (b)	215
352,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	245
25,500	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	946
45,740	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	163
5,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	264
68,534	Link REIT (Retail REITs)	335
55,000	MTR Corp. Ltd. (Ground Transportation)	217
31,310	New World Development Co. Ltd. (Real Estate Management & Development)	61
53,868	Power Assets Holdings Ltd. (Electric Utilities)	260
121,396	Prudential PLC (Insurance)	1,305
117,328	Sino Land Co. Ltd. (Real Estate Management & Development)	132
29,000	SITC International Holdings Co. Ltd. (Marine Transportation)	49
30,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	324
9,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	64
39,200	Swire Properties Ltd. (Real Estate Management & Development)	82
29,000	Techtronic Industries Co. Ltd. (Machinery)	280
180,856	WH Group Ltd. (Food Products)	95
36,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	139
39,000	Xinyi Glass Holdings Ltd. (Building Products)	50
		10,130

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) — 0.86%
3,292	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	$206
300	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	19
30,791	AIB Group PLC (Banks)	138
22,252	Bank of Ireland Group PLC (Banks)	217
29,225	CRH PLC (Construction Materials)	1,611
3,118	DCC PLC (Industrial Conglomerates) (b)	175
44,117	Experian PLC (Professional Services)	1,443
3,757	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	613
9,216	James Hardie Industries PLC (Construction Materials)(a)	241
3,409	Kerry Group PLC, Class - A (Food Products) (b)	285
3,205	Kingspan Group PLC (Building Products)	239
7,992	Ryanair Holdings PLC, ADR (Passenger Airlines)(a)	777
5,626	Smurfit Kappa Group PLC (Containers & Packaging) (b)	187
		6,151

	Israel — 0.34%
1,661	Azrieli Group Ltd. (Real Estate Management & Development)	86
26,580	Bank Hapoalim BM (Banks)	237
32,264	Bank Leumi Le-Israel BM (Banks)	268
2,506	Check Point Software Technologies Ltd. (Software)(a)	334
947	CyberArk Software Ltd. (Software)(a)	155
1,005	Elbit Systems Ltd. (Aerospace & Defense)	199
1,806	Global-e Online Ltd. (Broadline Retail)(a)	72
26,740	ICL Group Ltd. (Chemicals)	148
1	Isracard Ltd. (Consumer Finance)	—
25,890	Israel Discount Bank Ltd., Class - A (Banks)	140
3,229	Mizrahi Tefahot Bank Ltd. (Banks)	117
458	Monday.com Ltd. (Software)(a)	73
1,465	Nice Ltd. (Software)(a)	250
24,245	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	247
1,198	Wix.com Ltd. (IT Services)(a)	110
		2,436

	Italy — 1.61%
5,429	Amplifon SpA (Health Care Providers & Services)	161
23,833	Assicurazioni Generali SpA (Insurance)	487
79,811	Davide Campari-Milano N.V., Class - M (Beverages)	939
2,627	DiaSorin SpA (Health Care Equipment & Supplies)	239
173,874	Enel SpA (Electric Utilities) (b)	1,067
50,273	Eni SpA (Oil, Gas & Consumable Fuels)	807
2,892	Ferrari N.V. (Automobiles)	852
2,471	Ferrari N.V. (Automobiles)	730
69,065	FinecoBank Banca Fineco SpA (Banks)	834
23,107	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	275
630,077	Intesa Sanpaolo SpA (Banks) (b)	1,613
12,205	Mediobanca Banca di Credito Finanziario SpA (Banks)	161
15,629	Moncler SpA (Textiles, Apparel & Luxury Goods)	905
11,607	Nexi SpA (Professional Services)(a)	71
11,327	Poste Italiane SpA (Insurance)	119
6,299	Prysmian SpA (Electrical Equipment)	253

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
4,257	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	$201
71,385	Snam SpA (Gas Utilities)	335
216,022	Telecom Italia SpA/Milano (Diversified Telecommunication Services)(a)	67
51,335	Terna - Rete Elettrica Nazionale (Electric Utilities)	386
39,320	UniCredit SpA (Banks)	937
		11,439

	Japan — 11.90%
16,400	Advantest Corp. (Semiconductors & Semiconductor Equipment) (b)	458
18,100	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	358
4,165	AGC, Inc. (Building Products)	146
3,200	Aisin Corp. (Automobile Components)	121
12,500	Ajinomoto Co., Inc. (Food Products)	482
6,400	ANA Holdings, Inc. (Passenger Airlines)(a) (b)	134
10,100	Asahi Group Holdings Ltd. (Beverages) (b)	377
4,700	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	84
25,710	Asahi Kasei Corp. (Chemicals)	162
41,690	Astellas Pharma, Inc. (Pharmaceuticals)	577
2,500	Azbil Corp. (Electronic Equipment, Instruments & Components)	76
12,900	Bandai Namco Holdings, Inc. (Leisure Products)	262
2,900	BayCurrent Consulting, Inc. (Professional Services)	97
12,160	Bridgestone Corp. (Automobile Components)	474
5,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	82
24,947	Canon, Inc. (Technology Hardware, Storage & Peripherals)	601
6,600	Capcom Co. Ltd. (Entertainment)	238
19,500	Central Japan Railway Co. (Ground Transportation)	474
27,000	Chubu Electric Power Co., Inc. (Electric Utilities)	344
14,500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	447
23,600	Concordia Financial Group Ltd. (Banks)	108
9,300	CyberAgent, Inc. (Media)^	50
4,439	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	116
6,600	Daifuku Co. Ltd. (Machinery)	125
19,900	Dai-ichi Life Holdings, Inc. (Insurance)	411
39,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,083
5,600	Daikin Industries Ltd. (Building Products)	878
2,247	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	237
12,530	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	336
136	Daiwa House REIT Investment Corp. (Diversified REITs)	240
34,900	Daiwa Securities Group, Inc. (Capital Markets)	202
36,400	Denso Corp. (Automobile Components)	584
4,270	Dentsu Group, Inc. (Media)	126
2,000	Disco Corp. (Semiconductors & Semiconductor Equipment)	370
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
8,600	East Japan Railway Co. (Ground Transportation)	$492
7,100	Eisai Co. Ltd. (Pharmaceuticals)	394
97,178	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	382
20,400	FANUC Corp. (Machinery)	531
3,700	Fast Retailing Co. Ltd. (Specialty Retail)	806
2,800	Fuji Electric Co. Ltd. (Electrical Equipment)	126
7,910	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	458
3,750	Fujitsu Ltd. (IT Services) (b)	441
287	GLP J-Reit (Industrial REITs) (b)	256
900	GMO Payment Gateway, Inc. (Financial Services)	49
4,000	Hakuhodo DY Holdings, Inc. (Media)	33
3,000	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	126
6,400	Hankyu Hanshin Holdings, Inc. (Ground Transportation)	219
400	Hikari Tsushin, Inc. (Specialty Retail)	61
580	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	67
2,200	Hitachi Construction Machinery Co. Ltd. (Machinery)	67
20,280	Hitachi Ltd. (Industrial Conglomerates)	1,256
98,262	Honda Motor Co. Ltd. (Automobile Components)	1,105
2,400	Hoshizaki Corp. (Machinery)	83
7,600	Hoya Corp. (Health Care Equipment & Supplies)	778
8,300	Hulic Co. Ltd. (Real Estate Management & Development) (b)	74
2,400	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	127
10,059	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (b)	231
3,100	Iida Group Holdings Co. Ltd. (Household Durables)^	51
22,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	339
12,470	Isuzu Motors Ltd. (Automobile Components)	157
25,458	ITOCHU Corp. (Trading Companies & Distributors)	920
4,900	Japan Airlines Co. Ltd. (Passenger Airlines) (b)	95
11,100	Japan Exchange Group, Inc. (Capital Markets)	206
356	Japan Metropolitan Fund Invest (Retail REITs)	231
49,700	Japan Post Bank Co. Ltd. (Banks) (b)	433
66,660	Japan Post Holdings Co. Ltd. (Insurance) (b) (b)	534
10,500	Japan Post Insurance Co. Ltd. (Insurance)^ (b) (b)	176
70	Japan Real Estate Investment Corp. (Office REITs)	273
32,927	Japan Tobacco, Inc. (Tobacco)	757
10,700	JFE Holdings, Inc. (Metals & Mining)^ (b)	157
3,833	JSR Corp. (Chemicals)	103
11,900	Kajima Corp. (Construction & Engineering)	194
13,800	Kao Corp. (Personal Care Products)	511
2,900	Kawasaki Kisen Kaisha Ltd. (Marine Transportation)^	99
37,100	KDDI Corp. (Wireless Telecommunication Services)	1,135
4,100	Keio Corp. (Ground Transportation)	141
2,800	Keisei Electric Railway Co. Ltd. (Ground Transportation)	97

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,100	Keyence Corp. (Electronic Equipment, Instruments & Components)	$2,255
3,000	Kikkoman Corp. (Food Products)	157
6,400	Kintetsu Group Holdings Co. Ltd. (Ground Transportation)	182
27,510	Kirin Holdings Co. Ltd. (Beverages)	386
3,900	Kobayashi Pharmaceutical Co. Ltd. (Personal Care Products)	174
8,900	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	208
7,420	Koei Tecmo Holdings Co. Ltd. (Entertainment)	105
4,500	Koito Manufacturing Co. Ltd. (Automobile Components)^	68
19,790	Komatsu Ltd. (Machinery)	534
2,000	Konami Group Corp. (Entertainment)	105
700	Kose Corp. (Personal Care Products)	51
21,200	Kubota Corp. (Machinery)	312
2,300	Kurita Water Industries Ltd. (Machinery)	80
6,720	Kyocera Corp. (Electronic Equipment, Instruments & Components)	341
10,000	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	174
1,600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	249
6,245	Lixil Corp. (Building Products)^	73
9,600	M3, Inc. (Health Care Technology)	174
4,900	Makita Corp. (Machinery)	121
30,971	Marubeni Corp. (Trading Companies & Distributors)	483
12,300	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	220
12,350	Mazda Motor Corp. (Automobile Components)	140
6,400	McDonald's Holdings Co. Japan Ltd. (Hotels, Restaurants & Leisure)	245
11,400	MEIJI Holdings Co. Ltd. (Food Products)	283
7,300	MINEBEA MITSUMI, Inc. (Machinery)	119
6,400	MISUMI Group, Inc. (Machinery)	100
27,710	Mitsubishi Chemical Group Corp. (Chemicals)	175
24,740	Mitsubishi Corp. (Trading Companies & Distributors)	1,178
41,290	Mitsubishi Electric Corp. (Electrical Equipment)	510
28,800	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	376
27,700	Mitsubishi HC Capital, Inc. (Financial Services)	184
6,897	Mitsubishi Heavy Industries Ltd. (Machinery)	385
345,882	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,931
27,866	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,010
3,950	Mitsui Chemicals, Inc. (Chemicals)	102
19,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	419
9,000	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	247
57,652	Mizuho Financial Group, Inc. (Banks)	979
7,800	MonotaRO Co. Ltd. (Trading Companies & Distributors)	84
10,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	377
36,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	668
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,230	NEC Corp. (IT Services)	$289
7,600	Nexon Co. Ltd. (Entertainment)	136
5,200	NGK Insulators Ltd. (Machinery)	69
9,200	NIDEC Corp. (Electrical Equipment)	425
25,100	Nintendo Co. Ltd. (Entertainment)	1,043
75	Nippon Building Fund, Inc. (Diversified REITs)	304
1,500	NIPPON EXPRESS HOLDINGS, INC. (Air Freight & Logistics)	78
19,900	Nippon Paint Holdings Co. Ltd. (Chemicals)(b) (b)	134
135	Nippon Prologis REIT, Inc. (Industrial REITs) (b)	252
3,800	Nippon Sanso Holdings Corp. (Chemicals)	90
1,500	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	63
18,300	Nippon Steel Corp. (Metals & Mining)^ (b)	429
767,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	908
10,400	Nippon Yusen KK (Marine Transportation)^	270
2,500	Nissan Chemical Corp. (Chemicals)	106
50,300	Nissan Motor Co. Ltd. (Automobile Components)	222
12,600	Nisshin Seifun Group, Inc. (Food Products)	161
3,300	Nissin Foods Holdings Co. Ltd. (Food Products) (b)	274
3,000	Nitori Holdings Co. Ltd. (Specialty Retail)	335
3,160	Nitto Denko Corp. (Chemicals)	207
72,300	Nomura Holdings, Inc. (Capital Markets)	290
2,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	65
237	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	265
9,420	Nomura Research Institute Ltd. (IT Services)	245
12,900	NTT Data Group Corp. (IT Services)	173
19,500	Obayashi Corp. (Construction & Engineering)	172
2,000	Obic Co. Ltd. (IT Services)	303
10,000	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	150
44,100	Oji Holdings Corp. (Paper & Forest Products)^	186
26,800	Olympus Corp. (Health Care Equipment & Supplies)	348
3,800	Omron Corp. (Electronic Equipment, Instruments & Components)	169
14,100	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	270
1,600	Open House Group Co. Ltd. (Household Durables) (b)	54
2,200	Oracle Corp. Japan (Software)	163
24,900	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	817
25,000	ORIX Corp. (Financial Services)	467
18,345	Osaka Gas Co. Ltd. (Gas Utilities)	302
5,000	Otsuka Corp. (IT Services)	212
10,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	355
12,100	Pan Pacific International Holdings Corp. (Broadline Retail)	254
47,100	Panasonic Holdings Corp. (Household Durables)	532
38,000	Persol Holdings Co. Ltd. (Professional Services) (b)	62
31,600	Rakuten Group, Inc. (Broadline Retail) (b)	130

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
30,600	Recruit Holdings Co. Ltd. (Professional Services)	$936
27,300	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a) (b)	417
61,785	Resona Holdings, Inc. (Banks)	341
11,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	97
7,480	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	141
5,300	SBI Holdings, Inc. (Capital Markets)	112
5,800	SCSK Corp. (IT Services)	101
6,400	Secom Co. Ltd. (Commercial Services & Supplies)	434
6,069	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	95
8,200	Sekisui Chemical Co. Ltd. (Household Durables)	118
16,025	Sekisui House Ltd. (Household Durables)	319
18,230	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	714
11,900	SG Holdings Co. Ltd. (Air Freight & Logistics)	152
11,700	Sharp Corp. (Household Durables) (b)	73
5,100	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	135
1,600	Shimano, Inc. (Leisure Products)	214
20,200	Shimizu Corp. (Construction & Engineering)	140
38,725	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,124
7,900	Shionogi & Co. Ltd. (Pharmaceuticals)	352
8,400	Shiseido Co. Ltd. (Personal Care Products)	294
25,500	Shizuoka Financial Group, Inc. (Banks)	208
1,300	SMC Corp. (Machinery)	583
76,054	SoftBank Corp. (Wireless Telecommunication Services)	861
21,900	SoftBank Group Corp. (Wireless Telecommunication Services)	923
7,460	Sompo Holdings, Inc. (Insurance)	320
36,200	Sony Group Corp. (Household Durables)	2,960
5,200	Square Enix Holdings Co. Ltd. (Entertainment)	178
13,254	Subaru Corp. (Automobile Components)	258
7,600	SUMCO Corp. (Semiconductors & Semiconductor Equipment) (b)	99
32,260	Sumitomo Chemical Co. Ltd. (Chemicals)	88
22,740	Sumitomo Corp. (Trading Companies & Distributors)^	454
14,720	Sumitomo Electric Industries Ltd. (Automobile Components)	177
5,100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	150
28,403	Sumitomo Mitsui Financial Group, Inc. (Banks)^	1,395
9,300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	350
6,200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	161
7,100	Suntory Beverage & Food Ltd. (Beverages)	216
8,100	Suzuki Motor Corp. (Automobile Components)	326
3,700	Sysmex Corp. (Health Care Equipment & Supplies)	176
10,800	T&D Holdings, Inc. (Insurance)	178
6,150	Taisei Corp. (Construction & Engineering)	216
38,145	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,182
8,300	TDK Corp. (Electronic Equipment, Instruments & Components)	307
14,100	Terumo Corp. (Health Care Equipment & Supplies)	373
16,000	The Chiba Bank Ltd. (Banks)	117
27,710	The Kansai Electric Power Co., Inc. (Electric Utilities)	384
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,900	TIS, Inc. (IT Services)	$108
7,700	Tobu Railway Co. Ltd. (Ground Transportation)	198
4,300	Toho Co. Ltd. (Entertainment)	147
38,420	Tokio Marine Holdings, Inc. (Insurance)	890
61,100	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	273
10,180	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,390
15,500	Tokyo Gas Co. Ltd. (Gas Utilities)	352
14,400	Tokyu Corp. (Ground Transportation)	166
5,200	TOPPAN Holdings, Inc. (Commercial Services & Supplies)	124
30,100	Toray Industries, Inc. (Chemicals)	157
6,900	Toshiba Corp. (Industrial Conglomerates)(a)	213
5,600	Tosoh Corp. (Chemicals)	72
2,800	TOTO Ltd. (Building Products)	72
3,200	Toyota Industries Corp. (Machinery)	252
226,300	Toyota Motor Corp. (Automobile Components)	4,059
4,600	Toyota Tsusho Corp. (Trading Companies & Distributors)	271
5,500	Trend Micro, Inc. (Software)	208
12,000	Unicharm Corp. (Household Products)	425
8,600	USS Co. Ltd. (Specialty Retail)	142
10,100	Welcia Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	175
6,900	West Japan Railway Co. (Ground Transportation) (b)	285
11,800	Yakult Honsha Co. Ltd. (Food Products)	287
3,000	Yamaha Corp. (Leisure Products)	82
6,100	Yamaha Motor Co. Ltd. (Automobile Components)	160
13,300	Yamato Holdings Co. Ltd. (Air Freight & Logistics)^	217
5,200	Yaskawa Electric Corp. (Machinery)	187
4,900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	95
57,900	Z Holdings Corp. (Interactive Media & Services)	161
1,900	Zensho Holdings Co. Ltd. (Hotels, Restaurants & Leisure)^	83
7,200	ZOZO, Inc. (Specialty Retail) (b)	132
		84,706

	Luxembourg — 0.23%
40,739	ArcelorMittal SA (Metals & Mining)	1,019
7,802	Eurofins Scientific SE (Life Sciences Tools & Services)	440
10,238	Tenaris SA (Energy Equipment & Services)	162
		1,621

	Netherlands — 2.90%
12,428	ABN AMRO Bank N.V. (Banks)	176
939	Adyen N.V. (Professional Services)(a)(b)	696
44,717	Aegon Ltd. (Insurance)	216
3,801	Akzo Nobel N.V. (Chemicals)	274
1,329	Argenx SE (Biotechnology)(a)	650
981	ASM International N.V. (Semiconductors & Semiconductor Equipment)	410

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
9,814	ASML Holding N.V. (Semiconductors & Semiconductor Equipment) (b)	$5,776
3,404	ASR Nederland N.V. (Insurance)	127
1,596	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	156
5,733	Euronext N.V. (Capital Markets)	399
2,231	EXOR N.V. (Financial Services)	197
10,888	Ferrovial SE (Construction & Engineering)	333
4,726	Heineken Holding N.V. (Beverages)	356
16,094	Heineken N.V. (Beverages)	1,419
1,169	IMCD N.V. (Trading Companies & Distributors) (b)	148
77,322	ING Groep N.V. (Banks)	1,018
14,072	JDE Peet's N.V. (Food Products) (b)	393
29,345	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	885
170,831	Koninklijke KPN N.V. (Diversified Telecommunication Services)	563
19,878	Koninklijke Philips N.V. (Health Care Equipment & Supplies)(a)	397
8,346	NN Group N.V. (Insurance)	268
12,320	OCI N.V. (Chemicals) (b)	343
32,672	Prosus N.V. (Broadline Retail)(a) (b)	962
11,235	QIAGEN N.V. (Life Sciences Tools & Services)(a)	453
2,592	Randstad N.V. (Professional Services)	143
43,098	Stellantis N.V. (Automobiles)	824
47,699	Stellantis N.V. (Automobile Components)	913
17,602	Universal Music Group N.V. (Entertainment)	459
13,711	Wolters Kluwer N.V. (Professional Services)	1,660
		20,614

	New Zealand — 0.11%
25,333	Auckland International Airport Ltd. (Transportation Infrastructure)	120
12,606	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	162
14,981	Mercury NZ Ltd. (Electric Utilities)	55
27,865	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	86
40,576	Spark New Zealand Ltd. (Diversified Telecommunication Services)	117
3,015	Xero Ltd. (Software)(a)	216
		756

	Norway — 0.48%
6,318	Adevinta ASA (Interactive Media & Services)(a)	62
6,851	Aker BP ASA (Oil, Gas & Consumable Fuels)	189
19,469	DNB Bank ASA (Banks)	391
45,049	Equinor ASA (Oil, Gas & Consumable Fuels)	1,479
8,384	Gjensidige Forsikring ASA (Insurance)	123
2,950	Kongsberg Gruppen ASA (Aerospace & Defense)	121
9,859	Mowi ASA (Food Products) (b)	174
27,809	Norsk Hydro ASA (Metals & Mining)	174
28,897	Orkla ASA (Food Products)	216
2,201	Salmar ASA (Food Products)	111
21,968	Telenor ASA (Diversified Telecommunication Services)	249
3,344	Yara International ASA (Chemicals)	126
		3,415

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Portugal – 0.08%
67,084	EDP - Energias de Portugal SA (Electric Utilities)	$278
10,867	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels) (b)	161
6,126	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail) (b)	138
		577

	Singapore — 0.74%
110,538	CapitaLand Ascendas REIT (Industrial REITs)	222
115,024	CapitaLand Integrated Commercial Trust (Retail REITs)	155
56,400	CapitaLand Investment Ltd. (Real Estate Management & Development)	127
10,900	City Developments Ltd. (Real Estate Management & Development)	53
39,131	DBS Group Holdings Ltd. (Banks)	960
172,500	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	107
39,246	Grab Holdings Ltd. (Ground Transportation)(a)	139
5,600	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	131
31,600	Keppel Corp. Ltd. (Industrial Conglomerates)	157
143,190	Mapletree Logistics Trust (Industrial REITs)	176
51,100	Mapletree Pan Asia Commercial Trust (Retail REITs)	53
72,437	Oversea-Chinese Banking Corp. Ltd. (Banks)	678
7,729	Sea Ltd., ADR (Entertainment)(a)	340
920,887	Seatrium Ltd. (Machinery)(a)	90
17,600	Sembcorp Industries Ltd. (Multi-Utilities)	65
29,800	Singapore Airlines Ltd. (Passenger Airlines) (b)	141
35,400	Singapore Exchange Ltd. (Capital Markets)	252
71,900	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	205
207,240	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	367
26,600	United Overseas Bank Ltd. (Banks)	554
10,100	UOL Group Ltd. (Real Estate Management & Development)	47
9,500	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	86
56,600	Wilmar International Ltd. (Food Products)	154
		5,259

	South Korea — 0.11%
622	Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)(	784

	Spain — 1.39%
731	Acciona SA (Electric Utilities)	93
4,763	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	171
1,626	Aena SME SA (Transportation Infrastructure)	245
20,793	Amadeus IT Group SA (Professional Services)	1,256
127,785	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,034
345,069	Banco Santander SA (Banks) (b)	1,314
88,602	CaixaBank SA (Banks)	353

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
18,360	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	$638
7,040	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)	182
6,192	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	101
16,062	Enagas SA (Gas Utilities) (b)	266
11,745	Endesa SA (Electric Utilities)	239
10,116	Grifols SA (Biotechnology)(a)	131
141,212	Iberdrola SA (Electric Utilities)	1,579
23,114	Industria de Diseno Textil SA (Specialty Retail)	860
6,000	Naturgy Energy Group SA (Gas Utilities)	163
21,640	Redeia Corp. SA (Electric Utilities)	341
27,783	Repsol SA (Oil, Gas & Consumable Fuels)	457
108,785	Telefonica SA (Diversified Telecommunication Services)	444
		9,867

	Sweden — 1.70%
6,011	Alfa Laval AB (Machinery)	206
21,421	Assa Abloy AB, Class - B (Building Products)	466
58,189	Atlas Copco AB, Class - A (Machinery)	781
32,668	Atlas Copco AB, Class - B (Machinery)	382
8,377	Autoliv, Inc. (Automobile Components)	807
8,154	Beijer Ref AB (Trading Companies & Distributors)	86
7,274	Boliden AB (Metals & Mining)	209
55,836	Epiroc AB, Class - A (Machinery)	1,060
8,455	Epiroc AB, Class - B (Machinery)	135
7,587	EQT AB (Capital Markets)	150
18,446	Essity AB, Class - B (Household Products)	398
3,905	Evolution AB (Hotels, Restaurants & Leisure)	394
13,679	Fastighets AB Balder, B shares (Real Estate Management & Development)(a)	61
8,990	Getinge AB, B shares (Health Care Equipment & Supplies)	158
14,109	H & M Hennes & Mauritz AB, Class - B (Specialty Retail)	200
44,699	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	381
4,857	Holmen AB, B shares (Paper & Forest Products)	189
9,097	Husqvarna AB, B shares (Machinery)	69
2,827	Industrivarden AB, Class - A (Financial Services) (b)	75
4,409	Industrivarden AB, Class - C (Financial Services)	116
5,924	Indutrade AB (Machinery)	109
3,210	Investment AB Latour, Class - B (Industrial Conglomerates)	56
36,850	Investor AB, Class - B (Financial Services)	706
2,498	L E Lundbergforetagen AB, Class - B (Financial Services)	104
4,621	Lifco AB, Class - B (Industrial Conglomerates)	81
31,718	Nibe Industrier AB, Class - B (Building Products)	207
4,030	Saab AB, Class - B (Aerospace & Defense)	206
4,205	Sagax AB, Class - B (Real Estate Management & Development)	80
22,315	Sandvik AB (Machinery)	411

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
17,699	Securitas AB, Class – B (Commercial Services & Supplies)	$140
37,901	Skandinaviska Enskilda Banken AB, Class - A (Banks)	452
7,376	Skanska AB, Class - B (Construction & Engineering)	121
7,765	SKF AB, B shares (Machinery)	129
19,257	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	264
42,973	Svenska Handelsbanken AB, Class - A (Banks)	383
23,352	Swedbank AB, Class - A (Banks)	430
10,293	Swedish Orphan Biovitrum AB (Biotechnology)(a)	211
29,545	Tele2 AB, B shares (Wireless Telecommunication Services)	226
82,133	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)^	400
125,575	Telia Co. AB (Diversified Telecommunication Services) (b)	260
4,341	Volvo AB, Class - A (Machinery)	90
32,071	Volvo AB, Class - B (Machinery)	661
12,919	Volvo Car AB, Class - B (Automobile Components)(a)	52
		12,102

	Switzerland — 6.29%
34,070	ABB Ltd., Registered Shares (Electrical Equipment)	1,216
3,469	Adecco Group AG (Professional Services)(b)	143
20,307	Alcon, Inc. (Health Care Equipment & Supplies)	1,567
720	Bachem Holding AG (Life Sciences Tools & Services)	53
3,207	Baloise Holding AG, Registered Shares (Insurance)	464
4,699	Banque Cantonale Vaudoise, Registered Shares (Banks)	491
286	Barry Callebaut AG, Registered Shares (Food Products) (b)	454
2,693	BKW AG (Electric Utilities)	475
4	Chocoladefabriken Lindt & Spruengli AG (Food Products)	438
22	Chocoladefabriken Lindt & Spruengli AG, Class - PC (Food Products)	245
16,554	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,016
4,678	Clariant AG, Registered Shares (Chemicals)	74
4,692	Coca-Cola HBC AG (Beverages)	128
3,901	DSM-Firmenich AG (Chemicals)	330
2,088	Dufry AG, Registered Shares (Specialty Retail)(a) (b)	79
140	EMS-Chemie Holding AG (Chemicals)	95
751	Geberit AG, Registered Shares (Building Products)	375
222	Givaudan SA, Registered Shares (Chemicals)	723
226,110	Glencore PLC (Metals & Mining) (b)	1,287
1,817	Helvetia Holding AG, Registered Shares (Insurance)	254
11,896	Holcim AG (Construction Materials) (b)	762
4,475	Julius Baer Group Ltd. (Capital Markets)	287
1,481	Kuehne + Nagel International AG, Registered Shares (Marine Transportation)	421

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
3,586	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	$247
2,984	Lonza Group AG, Registered Shares (Life Sciences Tools & Services) (b)	1,381
66,554	Nestle SA, Registered Shares (Food Products)	7,537
54,545	Novartis AG, Registered Shares (Pharmaceuticals)	5,573
484	Partners Group Holding AG (Capital Markets)	543
3,118	Roche Holding AG (Pharmaceuticals)	916
15,621	Roche Holding AG (Pharmaceuticals)	4,266
1,142	Schindler Holding AG (Machinery)	228
509	Schindler Holding AG, Registered Shares (Machinery)	98
5,788	SGS SA, Registered Shares (Professional Services) (b)	486
16,443	SIG Group AG (Containers & Packaging) (b)	405
5,827	Sika AG, Registered Shares (Chemicals) (b)	1,476
1,125	Sonova Holding AG (Health Care Equipment & Supplies) (b)	266
31,436	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,356
2,336	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	297
645	Swiss Life Holding AG (Insurance)	401
5,975	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	547
7,764	Swiss Re AG (Insurance)	798
1,315	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	781
1,379	Temenos AG, Registered Shares (Software)	96
598	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	153
1,141	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	56
103,642	UBS Group AG (Capital Markets)	2,553
557	VAT Group AG (Machinery)	199
3,711	Zurich Insurance Group AG (Insurance)	1,699
		44,735

	Taiwan — 0.10%
8,570	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	745

	United Kingdom — 8.80%
20,808	3i Group PLC (Capital Markets)	524
42,449	abrdn PLC (Capital Markets)	80
12,085	Admiral Group PLC (Insurance)	350
26,928	Anglo American PLC (Metals & Mining)	739
9,529	Ashtead Group PLC (Trading Companies & Distributors)	578
7,323	Associated British Foods PLC (Food Products)	184
40,196	AstraZeneca PLC (Pharmaceuticals) (b)	5,420
39,910	Auto Trader Group PLC (Interactive Media & Services)(b)	300
58,667	Aviva PLC (Insurance)	278
83,702	BAE Systems PLC (Aerospace & Defense)	1,016
764,065	Barclays PLC (Banks) (b)	1,472
20,601	Barratt Developments PLC (Household Durables) (b)	110

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
3,238	Berkeley Group Holdings PLC (Household Durables)	$161
501,168	BP PLC (Oil, Gas & Consumable Fuels)	3,230
49,487	British American Tobacco PLC (Tobacco)	1,554
138,810	BT Group PLC (Diversified Telecommunication Services)	197
15,743	Bunzl PLC (Trading Companies & Distributors)	560
8,054	Burberry Group PLC (Textiles, Apparel & Luxury Goods) (b)	187
135,454	Centrica PLC (Multi-Utilities) (b)	255
78,710	CNH Industrial N.V. (Machinery)	955
6,519	Coca-Cola Europacific Partners PLC (Beverages)	408
67,992	Compass Group PLC (Hotels, Restaurants & Leisure)	1,655
5,941	Croda International PLC (Chemicals) (b)	355
68,625	Diageo PLC (Beverages)	2,530
17,117	Endeavour Mining PLC (Metals & Mining)	330
13,508	Entain PLC (Hotels, Restaurants & Leisure) (b)	153
142,395	GSK PLC (Pharmaceuticals)	2,576
221,536	Haleon PLC (Personal Care Products) (b)	918
11,553	Halma PLC (Electronic Equipment, Instruments & Components)	272
7,712	Hargreaves Lansdown PLC (Capital Markets)	73
10,491	Hikma Pharmaceuticals PLC (Pharmaceuticals) (b)	266
421,586	HSBC Holdings PLC (Banks)	3,299
23,531	Imperial Brands PLC (Tobacco)	477
116,303	Informa PLC (Media)	1,062
3,670	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	271
6,231	Intertek Group PLC (Professional Services)	312
113,496	J Sainsbury PLC (Consumer Staples Distribution & Retail)	349
56,070	JD Sports Fashion PLC (Specialty Retail)	102
3,970	Johnson Matthey PLC (Chemicals)	79
91,283	Kingfisher PLC (Specialty Retail)	248
14,172	Land Securities Group PLC (Diversified REITs)	102
127,794	Legal & General Group PLC (Insurance)	345
1,390,038	Lloyds Banking Group PLC (Banks)	747
19,537	London Stock Exchange Group PLC (Capital Markets) (b)	1,957
46,682	M&G PLC (Financial Services)	112
28,892	Melrose Industries PLC (Aerospace & Defense)	165
10,527	Mondi PLC (Paper & Forest Products)	176
102,695	National Grid PLC (Multi-Utilities)	1,228
391,192	NatWest Group PLC (Banks) (b)	1,119
2,685	Next PLC (Broadline Retail)	238
18,668	Ocado Group PLC (Consumer Staples Distribution & Retail)(a) (b)	136
25,025	Pearson PLC (Diversified Consumer Services)	264
6,326	Persimmon PLC (Household Durables)	83
16,260	Phoenix Group Holdings PLC (Insurance)	95
19,882	Reckitt Benckiser Group PLC (Household Products)	1,402
68,768	RELX PLC (Professional Services)	2,320
84,029	Rentokil Initial PLC (Commercial Services & Supplies)	624
37,826	Rio Tinto PLC (Metals & Mining)	2,374
180,355	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	483

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
19,339	Schroders PLC (Capital Markets)	$96
49,259	Segro PLC (Diversified REITs)	431
15,340	Severn Trent PLC (Water Utilities) (b)	443
169,275	Shell PLC (Oil, Gas & Consumable Fuels)	5,363
21,614	Smith & Nephew PLC (Health Care Equipment & Supplies)	268
7,389	Smiths Group PLC (Industrial Conglomerates)	145
2,398	Spirax-Sarco Engineering PLC (Machinery)	277
31,488	SSE PLC (Electric Utilities)	616
11,795	St. James's Place PLC (Capital Markets)	119
51,497	Standard Chartered PLC (Banks)	474
76,573	Taylor Wimpey PLC (Household Durables) (b)	109
230,174	Tesco PLC (Consumer Staples Distribution & Retail)	740
43,693	The Sage Group PLC (Software)	526
75,313	Unilever PLC (Personal Care Products)	3,725
37,571	United Utilities Group PLC (Water Utilities)	434
568,642	Vodafone Group PLC (Wireless Telecommunication Services)	533
4,370	Whitbread PLC (Hotels, Restaurants & Leisure)	184
12,917	Wise PLC, Class - A (Professional Services)(a)	108
22,414	WPP PLC (Media)	200
		62,646

	United States — 0.12%
3,085	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers) (b)	74
2,071	Linde PLC (Chemicals)	771
		845

	Total Common Stocks	415,719

	Exchange-Traded Fund — 0.02%
1,667	iShares MSCI EAFE ETF	115

	Total Exchange-Traded Fund	115

	Investment Companies — 39.98%
1,037,868	Aberdeen New Dawn Investment Trust PLC	3,153
281,229	Aberforth Smaller Companies Trust PLC	4,204
516,982	Abrdn UK Smaller Cos Growth Trust PLC	2,599
122,104	Argo Investments Ltd.	680
115,844	ASA Gold and Precious Metals Ltd.	1,544
223,851	Australian Foundation Investment Co. Ltd.	987
1,614,892	AVI Japan Opportunity Trust PLC	2,273
2,244,534	Baillie Gifford European Growth Trust PLC	2,275
1,235,802	Baillie Gifford Shin Nippon PLC	1,927
1,016,942	Baillie Gifford UK Growth Trust PLC	1,933
344,747	Bellevue Healthcare Trust PLC	578
146,683	BlackRock Greater Europe Investment Trust PLC	890
272,380	BlackRock Health Sciences Term Trust	3,925
498,965	BlackRock Innovation and Growth Term Trust	3,473
181,428	BlackRock Science and Technology Term Trust	2,994
548,029	European Opportunities Trust PLC	5,351
801,964	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.99%^^(d)	802
422,147	Fidelity Emerging Markets Ltd.	3,064
1,828,198	Fidelity Japan Trust PLC	3,628
1,012,300	Fidelity Special Values PLC	3,360
2,118,994	Henderson European Focus Trust PLC	4,033
1,628,376	Henderson EuroTrust PLC	2,677
Shares	Security Description	Value (000)
	Investment Companies (continued)
849,919	Japan Smaller Capitalization Fund, Inc.	$6,043
1,862,113	JPMorgan European Discovery Trust PLC	8,374
7,782,827	JPMorgan European Growth & Income PLC	8,593
859,938	JPMorgan Japan Small Cap Growth & Income PLC	3,179
1,459,143	JPMorgan Japanese Investment Trust PLC	8,183
94,834	JPMorgan US Smaller Cos. Investment Trust PLC	407
1,670,107	Mercantile Investment Trust PLC	3,965
165,010	Morgan Stanley China A Share Fund, Inc.	2,056
633,490	Neuberger Berman Energy Infrastructure and Income Fund, Inc.	4,358
436,017	Neuberger Berman Next Generation Connectivity Fund, Inc.	4,543
749,267	Oakley Capital Investments Ltd.	4,095
2,376,770	Polar Capital Global Financials Trust PLC	4,049
190,094	Polar Capital Global Healthcare Trust PLC	737
2,396,500	Regal Asian Investments Ltd.^	2,873
2,692,880	Schroder Japan Trust PLC	7,802
10,089,219	Schroders Capital Global Innovation Trust	1,852
219,097	Smithson Investment Trust PLC	3,484
122,019,118	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(d)	122,019
895,841	Strategic Equity Capital PLC	3,360
1,151,235	Temple Bar Investment Trust PLC	3,300
1,841,780	Templeton Emerging Markets Investment Trust PLC	3,289
455,445	The Baillie Gifford Japan Trust PLC	3,851
586,536	The Edinburgh Investment Trust PLC	4,757
1,725,905	The European Smaller Cos.	3,107
256,163	The Monks Investment Trust PLC	2,933
229,330	The New Germany Fund, Inc.	1,874
964,156	WAM Global Ltd.	1,232
1,008,150	Worldwide Healthcare Trust PLC/Fund	3,793

	Total Investment Companies	284,458

	Total Investments (cost $639,529) — 98.42%	700,292
	Other assets in excess of liabilities — 1.58%	11,224

	Net Assets - 100.00%	$711,516

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	-	58.42%	-	-	58.42%
Exchange-Traded Funds	-	0.02%	-	-	0.02%
Investment Companies	22.89%	0.17%	16.90%	0.02%	39.98%
Other Assets (Liabilities)	0.03%	0.37%	0.65%	0.53%	1.58%
Total Net Assets	22.92%	58.98%	17.55%	0.55%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	1,285	12/15/23	$131,166	$(4,038)
			$131,166	$(4,038)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(4,038)
	Total Net Unrealized Appreciation/(Depreciation)			$(4,038)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 78.27%
	Brazil — 4.14%
429,922	Ambev SA (Beverages)	$1,122
435,636	B3 SA - Brasil Bolsa Balcao (Capital Markets)	1,065
230,432	Banco Bradesco SA (Banks)	581
514,150	Banco Bradesco SA, Preference Shares (Banks) (b)	1,463
90,794	Banco do Brasil SA (Banks)	852
159,261	BB Seguridade Participacoes SA (Insurance)	989
91,542	Centrais Eletricas Brasileiras SA (Electric Utilities)	672
444,892	Cia Energetica de Minas Gerais, Preference Shares (Electric Utilities)	1,099
98,100	Cia Siderurgica Nacional SA (Metals & Mining)	237
25,620	Gerdau SA, Preference Shares (Metals & Mining)	123
193,344	Hapvida Participacoes e Investimentos S/A (Health Care Providers & Services)(a)	181
414,005	Itau Unibanco Holding SA, Preference Shares (Banks)	2,242
64,365	JBS S/A (Food Products)	231
144,200	Klabin SA (Containers & Packaging)	683
103,765	Localiza Rent a Car SA (Ground Transportation)	1,209
153,824	Lojas Renner SA (Specialty Retail)	410
462,500	Magazine Luiza SA (Broadline Retail)(a)	195
97,849	Natura & Co. Holding SA (Personal Care Products)(a) (b)	284
695,182	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (b)	5,243
32,857	Petroleo Brasileiro SA, Preference Shares (Oil, Gas & Consumable Fuels)	227
93,520	PRIO SA (Oil, Gas & Consumable Fuels)(a)	875
223,600	Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,229
108,800	Rumo SA (Ground Transportation) (b)	494
41,400	Suzano SA (Paper & Forest Products)	447
203,702	TIM SA (Wireless Telecommunication Services)	604
225,652	Vale SA (Metals & Mining)	3,035
243,850	WEG SA (Electrical Equipment)	1,760
		27,552

	Chile — 0.45%
23,065	Banco de Credito e Inversiones SA (Banks)	591
293,158	Empresas CMPC SA (Paper & Forest Products)	540
7,657,528	Enel Americas SA (Electric Utilities)(a)	880
7,027,795	Enel Chile SA (Electric Utilities)	427
47,236	Falabella SA (Broadline Retail)	106
7,697	Sociedad Quimica y Minera de Chile SA, Preference Shares (Chemicals)	458
		3,002

	China — 20.70%
77,365	360 Security Technology, Inc., Class - A (Software)(a)	104
7,995	3peak, Inc., Class - A (Semiconductors & Semiconductor Equipment)	200
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	24
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	800
75,400	Air China Ltd., Class - A (Passenger Airlines)(a)	84
Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
700,000	Air China Ltd., H Shares (Passenger Airlines)(a)	$471
1,302,618	Alibaba Group Holding Ltd. (Broadline Retail)(a)	14,125
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)	175
155,700	Aluminum Corp. of China Ltd., Class - A (Metals & Mining)	134
6,300	Anjoy Foods Group Co. Ltd., Class - A (Food Products)	107
111,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	1,242
5,814	Autohome, Inc., ADR (Interactive Media & Services)	176
177,126	Baidu, Inc. (Interactive Media & Services)(a)	2,981
5,524,100	Bank of China Ltd., H Shares (Banks)	1,925
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	845
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	260
144,823	Beijing Shiji Information Technology Co. Ltd., Class - A (Software)(a)	227
9,449	Bilibili, Inc., ADR (Entertainment)(a)	130
4,040	Bilibili, Inc., Class - Z (Entertainment)(a)	56
32,000	BYD Co. Ltd. (Automobile Components) (b)	986
70,553	BYD Co. Ltd., Class - A (Automobiles)	2,307
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	525
60,100	Chengxin Lithium Group Co. Ltd., Class - A (Chemicals)	185
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	43
134,900	China Communications Services Corp. Ltd., H Shares (Construction & Engineering)	57
545,000	China Conch Venture Holdings Ltd. (Construction & Engineering)	464
8,731,350	China Construction Bank Corp., H Shares (Banks)	4,909
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	491
110,000	China Feihe Ltd. (Food Products)	65
69,200	China Galaxy Securities Co. Ltd., Class - A (Capital Markets)	105
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	89
53,600	China International Capital Corp. Ltd., Class - A (Capital Markets)	276
50,800	China International Capital Corp. Ltd., H Shares (Capital Markets)	93
1,115,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,728
108,200	China Literature Ltd. (Entertainment)(a)(b)	394
290,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	252
77,800	China Merchants Bank Co. Ltd., Class - A (Banks)	354
410,500	China Merchants Bank Co. Ltd., H Shares (Banks)	1,704
1,030,000	China National Building Material Co. Ltd., H Shares (Construction Materials) (b)	539
80,850	China Northern Rare Earth Group High-Tech Co. Ltd., Class - A (Metals & Mining)	242

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
584,800	China Petroleum & Chemical Corp., Class - A (Oil, Gas & Consumable Fuels)	$486
1,643,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	894
479,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,550
846,000	China Southern Airlines Co. Ltd., H Shares (Passenger Airlines)(a)	410
9,400	China Tourism Group Duty Free Corp. Ltd., Class - A (Specialty Retail)	138
5,316,000	China Tower Corp. Ltd., H Shares (Diversified Telecommunication Services)	508
71,100	China Vanke Co. Ltd., H Shares (Real Estate Management & Development) (b)	78
12,400	Chongqing Brewery Co. Ltd., Class - A (Beverages)	145
51,000	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)	95
55,650	Chongqing Zhifei Biological Products Co. Ltd., Class - A (Biotechnology)	371
189,765	CITIC Securities Co. Ltd., Class - A (Capital Markets)	567
83,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	168
285,000	CMOC Group Ltd., H Shares (Metals & Mining)	182
23,040	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	644
482,430	COSCO SHIPPING Holdings Co. Ltd., Class - A (Marine Transportation)	649
124,800	COSCO SHIPPING Holdings Co. Ltd., H Shares (Marine Transportation)	128
1,222,000	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)^(a)	141
195,678	Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	200
118,100	CSC Financial Co. Ltd., Class - A (Capital Markets)	400
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals) (b)	211
4,307	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	130
73,400	Dongfang Electric Corp. Ltd., Class - A (Electrical Equipment)	157
202,590	East Money Information Co. Ltd., Class - A (Capital Markets)	425
79,300	ENN Energy Holdings Ltd. (Gas Utilities)	653
55,623	Eve Energy Co. Ltd., Class - A (Electrical Equipment)	345
85,400	Fangda Carbon New Material Co. Ltd., Class - A (Electrical Equipment)(a)	68
450,300	Focus Media Information Technology Co. Ltd., Class - A (Media)	442
58,660	Foshan Haitian Flavouring & Food Co. Ltd., Class - A (Food Products)	307
67,000	Fosun International Ltd. (Industrial Conglomerates)	42
25,400	Fujian Sunner Development Co. Ltd., Class - A (Food Products)	67
83,704	GDS Holdings Ltd., Class - A (IT Services)(a)	115

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a) (b)	$288
112,200	GF Securities Co. Ltd., Class - A (Capital Markets)	226
85,000	GF Securities Co. Ltd., H Shares (Capital Markets)	114
2,400	Ginlong Technologies Co. Ltd., Class - A (Electrical Equipment)	26
276,500	Great Wall Motor Co. Ltd. (Automobile Components)	328
37,800	Gree Electric Appliances, Inc. of Zhuhai, Class - A (Household Durables)	189
157,000	Guanghui Energy Co. Ltd., Class - A (Oil, Gas & Consumable Fuels)	164
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Components)	295
12,766	H World Group Ltd., ADR (Hotels, Restaurants & Leisure)(a)	503
162,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	432
111,100	Haier Smart Home Co. Ltd., Class - A (Household Durables)	361
211,800	Haier Smart Home Co. Ltd., H Shares (Household Durables)	662
100	Haitong Securities Co. Ltd., Class - A (Capital Markets)	—
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	53
160,500	Hengan International Group Co. Ltd. (Personal Care Products)	511
45,000	Hengli Petrochemical Co. Ltd., Class - A (Chemicals)(a)	89
10,100	Hithink RoyalFlush Information Network Co. Ltd., Class - A (Capital Markets)	208
137,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	344
25,200	Huadong Medicine Co. Ltd., Class - A (Health Care Providers & Services)	146
352,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)(a)(b)	170
100	Huatai Securities Co. Ltd., Class - A (Capital Markets)	—
59,000	Huatai Securities Co. Ltd., H Shares (Capital Markets)	75
89,400	Iflytek Co. Ltd., Class - A (Software)	623
6,214,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	2,981
222,200	Inner Mongolia BaoTou Steel Union Co. Ltd., Class - A (Metals & Mining)(a)	52
128,500	Innovent Biologics, Inc. (Biotechnology)(a)	624
23,184	Inspur Electronic Information Industry Co. Ltd., Class - A (Technology Hardware, Storage & Peripherals)	119
22,650	iQIYI, Inc., ADR (Entertainment)(a)	107
84,050	JD Health International, Inc. (Consumer Staples Distribution & Retail)(a)	432
177,057	JD.com, Inc. (Broadline Retail)	2,576
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,064
31	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	—
14,100	Juewei Food Co. Ltd., Class - A (Food Products)	73
12,389	Kanzhun Ltd., ADR (Interactive Media & Services)(a)	188

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
54,155	KE Holdings, Inc., ADR (Real Estate Management & Development)	$840
421,000	Kingdee International Software Group Co. Ltd. (Software)(a)	515
62,000	Kingsoft Corp. Ltd. (Entertainment) (b)	223
197,500	Kuaishou Technology, Class - W (Media)(a)	1,571
5,400	Kweichow Moutai Co. Ltd., Class - A (Beverages)	1,339
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	127
46,500	Lens Technology Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	78
101,414	Li Auto, Inc., Class - A (Automobiles)(a)	1,810
229,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	956
131,819	Luxshare Precision Industry Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	541
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd., Class - A (Health Care Providers & Services)(a)	204
401,828	Meituan, Class - W (Hotels, Restaurants & Leisure)(a)	5,818
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)(a)	89
7,806	MINISO Group Holding Ltd., ADR (Broadline Retail)	202
7,280	Muyuan Foods Co. Ltd., Class - A (Food Products)	38
168,600	NetEase, Inc. (Entertainment)	3,381
20,200	New China Life Insurance Co. Ltd., Class - A (Insurance)	102
171,200	New China Life Insurance Co. Ltd., H Shares (Insurance)	411
121,600	New Oriental Education & Technology Group, Inc. (Diversified Consumer Services)(a)	720
121,605	NIO, Inc., ADR (Automobiles)(a)	1,099
23,520	Ovctek China, Inc., Class - A (Health Care Equipment & Supplies)	83
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	202
456,300	PetroChina Co. Ltd., Class - A (Oil, Gas & Consumable Fuels)	499
1,264,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	947
330,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	423
751,517	Ping An Insurance Group Co. of China Ltd. (Insurance)	4,262
345,600	Rongsheng Petrochemical Co. Ltd., Class - A (Chemicals)	565
45,700	SAIC Motor Corp. Ltd., Class - A (Automobiles)	93
16,300	Seres Group Co. Ltd., Class - A (Automobiles)(a)	125
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	296
136,100	Shanghai Electric Group Co. Ltd., Class - A (Electrical Equipment)(a)	87
9,000	Shanghai Junshi Biosciences Co. Ltd., Class - A (Biotechnology)(a)	47
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,435
Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
6,090	Shanghai Putailai New Energy Technology Co. Ltd., Class - A (Chemicals)	$24
82,200	Shanxi Meijin Energy Co. Ltd., Class - A (Metals & Mining)(a)	79
57,920	Shenzhen Kangtai Biological Products Co. Ltd., Class - A (Biotechnology)(a)	233
99,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods) (b)	948
26,100	Sichuan Kelun Pharmaceutical Co. Ltd., Class - A (Pharmaceuticals)	104
18,700	Sichuan New Energy Power Co. Ltd., Class - A (Trading Companies & Distributors)(a)	31
50,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	474
169,000	Smoore International Holdings Ltd. (Tobacco)	153
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	392
5,000	StarPower Semiconductor Ltd., Class - A (Semiconductors & Semiconductor Equipment)	123
124,127	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	860
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	73
13,568	Suzhou Maxwell Technologies Co. Ltd., Class - A (Electrical Equipment)	236
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	414
525,386	Tencent Holdings Ltd. (Interactive Media & Services) (b)	20,368
55,429	Tencent Music Entertainment Group, ADR (Entertainment)(a)	354
38,100	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)(a)	1,343
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)(a)	100
40,691	Vipshop Holdings Ltd., ADR (Broadline Retail)(a)	651
81,675	Walvax Biotechnology Co. Ltd., Class - A (Biotechnology)	264
8,500	Weibo Corp., ADR (Interactive Media & Services)	107
50,500	Weichai Power Co. Ltd., Class - A (Machinery)	87
54,000	Weichai Power Co. Ltd., H Shares (Machinery)	73
44,260	Wens Foodstuffs Group Co. Ltd., Class - A (Food Products)	106
134,279	Wuhan Guide Infrared Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	140
19,900	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	429
30,360	WUS Printed Circuit Kunshan Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	94
27,200	WuXi AppTec Co. Ltd., Class - A (Life Sciences Tools & Services)	323

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
30,340	WuXi AppTec Co. Ltd., H Shares (Life Sciences Tools & Services)^	$362
323,500	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)	1,880
1,203,000	Xiaomi Corp., Class - W (Technology Hardware, Storage & Peripherals)(a)(b)	1,885
51,700	Xinjiang Goldwind Science & Technology Co. Ltd., Class - A (Electrical Equipment)	65
468,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	348
98,064	XPeng, Inc., A Shares (Automobiles)(a)	896
366,000	Yadea Group Holdings Ltd. (Automobile Components)(b)	678
30,900	Yankuang Energy Group Co. Ltd., Class - A (Oil, Gas & Consumable Fuels)	86
219,000	Yankuang Energy Group Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	413
60,970	Yealink Network Technology Corp. Ltd., Class - A (Communications Equipment)	298
61,000	Yihai International Holding Ltd. (Food Products)	105
76,440	Yintai Gold Co. Ltd., Class - A (Metals & Mining)	148
124,076	Yonyou Network Technology Co. Ltd., Class - A (Software)	283
45,851	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,555
27,030	Yunda Holding Co. Ltd., Class - A (Air Freight & Logistics)	37
10,800	Yunnan Energy New Material Co. Ltd., Class - A (Chemicals)	89
73,000	Zai Lab Ltd. (Biotechnology)(a)	179
13,100	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class - A (Pharmaceuticals)	495
51,400	Zhejiang Century Huatong Group Co. Ltd., Class - A (Entertainment)(a)	34
13,440	Zhejiang Dingli Machinery Co. Ltd., Class - A (Machinery)	97
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	814
8,200	Zhejiang Supor Co. Ltd., Class - A (Household Durables)	55
75,900	Zheshang Securities Co. Ltd., Class - A (Capital Markets)	105
29,200	ZhongAn Online P&C Insurance Co. Ltd., H Shares (Insurance)(a)	86
15,300	Zhongji Innolight Co. Ltd., Class - A (Communications Equipment)	244
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	178
530,500	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	883
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	330
325,100	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class - A (Machinery)	306
169,800	ZTE Corp., Class - A (Communications Equipment)	762
96,000	ZTE Corp., H Shares (Communications Equipment)	289
27,491	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	664
		137,973
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cyprus — 0.00%
7,712	TCS Group Holding PLC, GDR (Banks)(a)(c)	$—

	Czech Republic — 0.10%
190,434	Moneta Money Bank A/S (Banks)(b)	692

	Egypt — 0.09%
294,053	Commercial International Bank Egypt SAE (Banks)	572

	Greece — 0.27%
51,559	Alpha Services and Holdings SA (Banks)	68
116,923	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	1,705
		1,773

	Hong Kong — 1.39%
348,000	Alibaba Health Information Technology Ltd. (Consumer Staples Distribution & Retail)(a)(b)	215
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities) (b)	226
712,182	China Everbright Environment Group Ltd. (Commercial Services & Supplies)	245
1,674,121	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	215
126,000	China Mengniu Dairy Co. Ltd. (Food Products) (b)	420
270,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	558
102,000	China Resources Beer Holdings Co. Ltd. (Beverages)	557
910,000	China Resources Cement Holdings Ltd. (Construction Materials) (b)	233
633,761	China Resources Land Ltd. (Real Estate Management & Development)	2,516
500,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	952
532,000	China Ruyi Holdings Ltd. (Entertainment)(a)	137
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	118
79,400	China Taiping Insurance Holdings Co. Ltd. (Insurance) (b)	79
1,172,000	Far East Horizon Ltd. (Financial Services)	843
1,688,000	GCL Technology Holdings Ltd. (Semiconductors & Semiconductor Equipment)	313
536,000	Geely Automobile Holdings Ltd. (Automobiles) (b)	629
122,500	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	274
332,000	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components) (b)	234
735,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals)(b)	265
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	241
		9,270

	Hungary — 0.27%
62,779	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	476
172	OTP Bank Nyrt (Banks)	6

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hungary (continued)
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	$1,323
		1,805

	India — 12.02%
15,407	Adani Enterprises Ltd. (Trading Companies & Distributors)	446
32,957	Adani Green Energy Ltd. (Independent Power and Renewable Electricity Producers)(a)	392
123,743	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	1,227
96,565	Adani Power Ltd. (Independent Power and Renewable Electricity Producers)(a)	439
212,891	Ambuja Cements Ltd. (Construction Materials)	1,085
8,752	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	540
25,951	Asian Paints Ltd. (Chemicals)	986
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals) (b)	380
56,857	Avenue Supermarts Ltd. (Consumer Staples Distribution & Retail)(a)(b)	2,511
259,886	Axis Bank Ltd. (Banks) (b)	3,235
17,379	Bajaj Auto Ltd. (Automobile Components)	1,057
34,104	Bajaj Finance Ltd. (Consumer Finance) (b)	3,199
77,010	Bajaj Finserv Ltd. (Financial Services)	1,424
216,368	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels) (b)	903
8,699	Bharti Airtel Ltd. (Wireless Telecommunication Services) (b)	97
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—
75,285	Cholamandalam Investment and Finance Co. Ltd. (Consumer Finance)	1,101
603,311	Coal India Ltd. (Oil, Gas & Consumable Fuels) (b)	2,140
33,142	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	2,216
17,545	Eicher Motors Ltd. (Automobiles) (b)	727
478,101	GAIL India Ltd. (Gas Utilities)	715
138,532	HCL Technologies Ltd. (IT Services)	2,053
228,795	HDFC Bank Ltd. (Banks)	4,197
46,133	Hindustan Unilever Ltd. (Personal Care Products) (b)	1,368
495,827	ICICI Bank Ltd. (Banks) (b)	5,682
3,542	Info Edge India Ltd. (Interactive Media & Services)	177
233,876	Infosys Ltd. (IT Services)	4,019
17,988	InterGlobe Aviation Ltd. (Passenger Airlines)(a)	515
480,232	ITC Ltd. (Tobacco) (b)	2,566
296,119	Jio Financial Services Ltd. (Financial Services)(a)	824
29,227	Kotak Mahindra Bank Ltd. (Banks) (b)	609
5,740	Larsen & Toubro Ltd. (Construction & Engineering) (b)	209
32,674	Mahindra & Mahindra Ltd. (Automobile Components)	610
2,948	Maruti Suzuki India Ltd. (Automobiles)	376
543,033	NTPC Ltd. (Independent Power and Renewable Electricity Producers) (b)	1,603
231,740	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels) (b)	534
31,703	Pidilite Industries Ltd. (Chemicals)	930
296,119	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,339
30,301	SBI Life Insurance Co. Ltd. (Insurance)	475
Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
5,875	Shree Cement Ltd. (Construction Materials) (b)	$1,798
234,732	State Bank of India (Banks) (b)	1,686
66,808	Tata Consultancy Services Ltd. (IT Services) (b)	2,829
191,775	Tata Motors Ltd. (Automobile Components) (b)	1,451
1,867,110	Tata Steel Ltd. (Metals & Mining)	2,888
38,639	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,462
12,941	Trent Ltd. (Specialty Retail)	323
22,694	UltraTech Cement Ltd. (Construction Materials)	2,251
222,144	United Spirits Ltd. (Beverages)(a)	2,688
172,397	Vedanta Ltd. (Metals & Mining) (b)	460
345,442	Wipro Ltd. (IT Services) (b)	1,682
1,074,947	Yes Bank Ltd. (Banks)(a) (b)	223
391,468	Zomato Ltd. (Hotels, Restaurants & Leisure)(a) (b)	477
		80,124

	Indonesia — 1.71%
360,200	Aneka Tambang Tbk (Metals & Mining)	42
32,225,600	GoTo Gojek Tokopedia Tbk PT (Broadline Retail)(a)	176
2,110,400	PT Astra International Tbk (Automobile Components)	848
4,904,385	PT Bank Central Asia Tbk (Banks)	2,796
5,393,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,822
833,271	PT Barito Pacific Tbk (Chemicals)	70
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)(a)	658
345,000	PT Indah Kiat Pulp & Paper Tbk (Paper & Forest Products)	247
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	897
17,899,235	PT Kalbe Farma Tbk (Pharmaceuticals)	2,030
237,400	PT Merdeka Copper Gold Tbk (Metals & Mining)(a) (b)	44
621,400	PT Semen Indonesia Persero Tbk (Construction Materials)	258
5,748,850	PT Telkom Indonesia Persero Tbk (Diversified Telecommunication Services) (b)	1,394
63,800	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	116
		11,398

	Ireland (Republic of) — 0.71%
48,284	PDD Holdings, Inc., ADR (Broadline Retail)(a)	4,735

	Kuwait — 0.27%
346,467	Boubyan Bank KSCP (Banks)	677
469,648	Kuwait Finance House KSCP (Banks)	1,112
		1,789

	Malaysia — 1.66%
241,900	AMMB Holdings Berhad (Banks)	191
60,200	CELCOMDIGI Berhad (Wireless Telecommunication Services)	56
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	671
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,360
1,283,100	IOI Corp. Berhad (Food Products)	1,086
378,796	Malayan Banking Berhad (Banks)	709

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
1,199,000	Malaysia Airports Holdings Berhad (Transportation Infrastructure)	$1,821
581,500	Maxis Berhad (Wireless Telecommunication Services) (b)	500
15,300	Petronas Gas Berhad (Gas Utilities)	55
949,200	Press Metal Aluminium Holdings Berhad (Metals & Mining) (b)	951
1,142,400	Public Bank Berhad (Banks)	987
1,262,600	QL Resources Berhad (Food Products)	1,469
558,900	Sime Darby Berhad (Industrial Conglomerates)	263
1,028,100	Sime Darby Plantation Berhad (Food Products)	936
		11,055

	Mexico — 2.11%
1,291,300	America Movil SAB de CV, Class - B (Wireless Telecommunication Services)	1,118
1,050,300	Cemex SAB de CV (Construction Materials)(a)	685
138,800	Coca-Cola Femsa SAB de CV (Beverages)	1,090
156,300	Fibra Uno Administracion SA de CV (Diversified REITs) (b)	261
365,140	Fomento Economico Mexicano SAB de CV (Beverages)	3,987
43,945	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,076
142,198	Grupo Bimbo SAB de CV, Class - A (Food Products)	686
152,000	Grupo Financiero Banorte SAB de CV, Class - O (Banks)	1,275
404,517	Grupo Mexico SAB de CV, Class - B (Metals & Mining)	1,915
255,700	Grupo Televisa SAB (Media)	155
454,300	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	905
439,825	Orbia Advance Corp SAB de CV (Chemicals)	914
		14,067

	Peru — 0.33%
109,508	Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	933
9,691	Credicorp Ltd. (Banks)	1,240
		2,173

	Philippines — 0.89%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,047
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,715
17,765	PLDT, Inc. (Wireless Telecommunication Services)	369
187,693	SM Investments Corp. (Industrial Conglomerates)	2,797
		5,928

	Poland — 0.38%
97,123	Bank Polska Kasa Opieki SA (Banks)(b)	2,234
3,287	CD Projekt SA (Entertainment)	94
3,670	KGHM Polska Miedz SA (Metals & Mining)	94
13,430	Powszechny Zaklad Ubezpieczen SA (Insurance) (b)	127
		2,549

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Qatar — 0.82%
46,759	Industries Qatar QSC (Industrial Conglomerates)	$176
962,524	Masraf Al Rayan QSC (Banks)	590
370,757	Mesaieed Petrochemical Holding Co. (Chemicals)	189
121,012	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	549
55,762	Qatar International Islamic Bank QSC (Banks)	147
187,807	Qatar Islamic Bank SAQ (Banks)	958
508,820	Qatar National Bank QPSC (Banks)	2,154
459,841	The Commercial Bank PSQC (Banks)	682
		5,445

	Russia — 0.00%
877,850	Gazprom PJSC (Oil, Gas & Consumable Fuels)(c)	—
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)(a)(c)	—
23,471	LUKOIL PJSC (Oil, Gas & Consumable Fuels)(c)	—
32,986	LUKOIL PJSC (Oil, Gas & Consumable Fuels)(c)	—
102,050	Novatek PJSC (Oil, Gas & Consumable Fuels)(c)	—
38,369	Polymetal International PLC (Metals & Mining)(a)(c)	—
3,734	Polyus PJSC (Metals & Mining)(a)(c)	—
357,956	Sberbank of Russia PJSC (Banks)(c)	—
113,164	Severstal PAO, GDR (Metals & Mining)(a)(c)	—
125,880	Tatneft PJSC (Oil, Gas & Consumable Fuels)(c)	—
766,486	The Moscow Exchange (Capital Markets)(c)	—
814,600,000	VTB Bank PJSC (Banks)(a)(c)	—
31,318	Yandex N.V., Class - A (Interactive Media & Services)(a)(c)	—
		—

	Saudi Arabia — 3.22%
159,310	Al Rajhi Bank (Banks)	2,887
4,497	Almarai Co. JSC (Food Products)	76
77,181	Banque Saudi Fransi (Banks)	752
21,193	Bupa Arabia for Cooperative Insurance Co. (Insurance)	1,175
285,772	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,202
1,354	Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	85
11,068	Elm Co. (IT Services)	2,302
17,324	Mobile Telecommunications Co. Saudi Arabia (Wireless Telecommunication Services)	61
172,781	Riyad Bank (Banks)	1,279
49,704	SABIC Agri-Nutrients Co. (Chemicals)	1,764
46,591	Sahara International Petrochemical Co. (Chemicals)	470
249,566	Saudi Arabian Mining Co. (Metals & Mining)(a)	2,688
71,146	Saudi Awwal Bank (Banks) (b)	655
62,760	Saudi Basic Industries Corp. (Chemicals)	1,382
72,167	Saudi Industrial Investment Group (Chemicals)	458
110,340	Saudi Kayan Petrochemical Co. (Chemicals)(a)	368
6,543	Saudi Tadawul Group Holding Co. (Capital Markets)	337

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Saudi Arabia (continued)
121,265	Saudi Telecom Co. (Diversified Telecommunication Services)(b)	$1,216
221,316	The Saudi National Bank (Banks)	1,936
37,378	The Savola Group (Food Products)	359
		21,452

	Singapore - 0.01%
1,500	JOYY, Inc., ADR (Interactive Media & Services)	57

	South Africa — 2.52%
43,142	Absa Group Ltd. (Banks)	398
7,411	Anglo American Platinum Ltd. (Metals & Mining)	277
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	101
61,875	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	1,380
6,145	Capitec Bank Holdings Ltd. (Banks)	556
229,901	Discovery Ltd. (Insurance) (b)	1,666
583,993	FirstRand Ltd. (Financial Services)	1,967
57,103	Gold Fields Ltd. (Metals & Mining) (b)	619
399,656	Growthpoint Properties Ltd. (Diversified REITs) (b)	223
48,655	Impala Platinum Holdings Ltd. (Metals & Mining)	254
270,984	MTN Group Ltd. (Wireless Telecommunication Services)	1,616
19,542	Naspers Ltd., Class - N (Broadline Retail)(a)	3,128
20,893	Nedbank Group Ltd. (Banks) (b)	223
144,156	Old Mutual Ltd. (Insurance)	92
15,002	Remgro Ltd. (Financial Services)	118
34,236	Sanlam Ltd. (Insurance) (b)	119
54,300	Sasol Ltd. (Chemicals)	746
9,822	Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	124
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	699
198,044	Standard Bank Group Ltd. (Banks)	1,922
31,869	The Bidvest Group Ltd. (Industrial Conglomerates)	459
22,743	Woolworths Holdings Ltd. (Broadline Retail) (b)	82
		16,769

	South Korea — 9.42%
2,121	Amorepacific Corp. (Personal Care Products)	192
7,593	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services) (b)	354
9,397	Celltrion, Inc. (Biotechnology) (b)	970
2,884	CJ CheilJedang Corp. (Food Products)	655
22,426	Coway Co. Ltd. (Household Durables)	685
10,846	DB Insurance Co. Ltd. (Insurance) (b)	719
56,450	Doosan Enerbility Co. Ltd. (Electrical Equipment)(a) (b)	687
1,553	Ecopro Co. Ltd. (Chemicals)	1,031
1,990	GS Holdings Corp. (Industrial Conglomerates)	59
14,221	Hana Financial Group, Inc. (Banks)	446
2,925	Hankook Tire & Technology Co. Ltd. (Automobile Components)	86
25,998	Hanon Systems (Automobile Components)	181
6,585	Hanwha Solutions Corp. (Chemicals)(a)	145
9,376	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	771
9,227	HLB, Inc. (Health Care Equipment & Supplies)(a)	205
16,423	HMM Co. Ltd. (Marine Transportation)	198
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	357
Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
20,595	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	$553
8,869	Hyundai Mobis Co. Ltd. (Automobile Components)	1,579
5,485	Hyundai Motor Co. (Automobile Components)	776
6,687	Hyundai Motor Co., Preference Shares (Automobiles)	520
11,127	Hyundai Motor Co., Series 2, Preference Shares (Automobiles)	872
11,325	Industrial Bank of Korea (Banks)	94
18,004	Kakao Corp. (Interactive Media & Services)	588
16,639	KakaoBank Corp. (Banks)	288
61,371	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	687
27,540	KB Financial Group, Inc. (Banks) (b)	1,123
25,407	Kia Corp. (Automobile Components)	1,529
77,662	Korea Electric Power Corp. (Electric Utilities)(a)	1,033
2,360	Krafton, Inc. (Entertainment)(a)	263
17,714	KT&G Corp. (Tobacco) (b)	1,131
7,095	Kumho Petrochemical Co. Ltd. (Chemicals)	704
929	L&F Co. Ltd. (Electronic Equipment, Instruments & Components)	119
3,143	LG Chem Ltd. (Chemicals)	1,151
1,665	LG Chem Ltd., Preference Shares (Chemicals)	383
25,780	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	250
4,131	LG Electronics, Inc. (Household Durables)	308
2,766	LG Energy Solution Ltd. (Electrical Equipment)(a)	976
1,179	LG H&H Co. Ltd. (Personal Care Products)	389
2,237	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	405
65,000	Mirae Asset Securities Co. Ltd. (Capital Markets)	311
11,210	NAVER Corp. (Interactive Media & Services)	1,676
138,644	Pan Ocean Co. Ltd. (Marine Transportation)	508
7,647	Pearl Abyss Corp. (Entertainment)(a)	264
3,222	POSCO Future M Co. Ltd. (Construction Materials)	852
6,030	POSCO Holdings, Inc. (Metals & Mining)	2,376
2,116	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)	1,068
5,357	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	544
368,770	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	18,645
57,211	Samsung Electronics Co. Ltd., Preference Shares (Technology Hardware, Storage & Peripherals)	2,305
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	1,223
7,638	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,469
4,007	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,515
44,912	Shinhan Financial Group Co. Ltd. (Banks)	1,182
45,837	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	3,880
433	SK IE Technology Co. Ltd. (Chemicals)(a)	24
6,875	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	754

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
18,697	SK Square Co. Ltd. (Semiconductors & Semiconductor Equipment)(a)	$587
10,357	Woori Financial Group, Inc. (Banks)	94
		62,739

	Taiwan — 11.40%
46,904	Airtac International Group (Machinery)	1,425
378,672	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,293
532,971	Asia Cement Corp. (Construction Materials)	657
79,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	899
110,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	623
1,021,000	Cheng Shin Rubber Industry Co. Ltd. (Automobile Components)	1,345
4,428,000	China Development Financial Holding Corp. (Insurance)(a)	1,619
280,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,007
972,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	926
174,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,753
25,000	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	139
63,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	951
12,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	754
94,000	Evergreen Marine Corp. Taiwan Ltd. (Marine Transportation)	338
649,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,462
785,759	Fubon Financial Holding Co. Ltd. (Insurance)	1,480
37,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	522
946,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,049
937,127	Innolux Corp. (Electronic Equipment, Instruments & Components)(a)	382
438,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	668
10,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	663
364,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,377
84,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,943
2,571,364	Mega Financial Holding Co. Ltd. (Banks)	3,006
28,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	232
185,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment) (b)	377
58,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	762
569,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,351
436,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	388
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
246,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	$1,841
776,908	Ruentex Development Co. Ltd. (Real Estate Management & Development)	848
782,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,555
675,110	Taiwan Cement Corp. (Construction Materials)	696
276,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	809
1,934,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	31,540
470,369	The Shanghai Commercial & Savings Bank Ltd. (Banks)	631
116,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	626
500,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	702
546,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	429
104,000	Wistron Corp. (Technology Hardware, Storage & Peripherals)	329
638,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,199
43,775	Yageo Corp. (Electronic Equipment, Instruments & Components)	713
241,000	Yang Ming Marine Transport Corp. (Marine Transportation)	340
2,986,987	Yuanta Financial Holding Co. Ltd. (Financial Services)	2,321
		75,970

	Thailand — 1.73%
264,700	Advanced Info Service PCL, Class - F (Wireless Telecommunication Services)	1,658
379,300	Airports of Thailand PCL (Transportation Infrastructure)(a)	726
691,100	Berli Jucker PCL (Consumer Staples Distribution & Retail)	582
728,100	BTS Group Holdings PCL (Ground Transportation)	150
171,633	Central Retail Corp. PCL (Broadline Retail)	182
455,000	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	1,029
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	962
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,769
89,800	Indorama Ventures PCL - NVDR (Chemicals)	64
1,724,700	Krung Thai Bank PCL, Class - F (Banks)	900
682,900	Minor International PCL (Hotels, Restaurants & Leisure)	584
93,800	Muangthai Capital PCL (Consumer Finance)	92
272,575	PTT Exploration & Production PCL, Class - F (Oil, Gas & Consumable Fuels)	1,280
429,142	PTT Global Chemical PCL, Class - F (Chemicals)	407
361,600	SCB X PCL - NVDR (Banks)	1,016
98,100	Thai Oil PCL (Oil, Gas & Consumable Fuels)	135
		11,536

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey — 0.55%
159,726	Akbank TAS (Banks)	$195
871,550	Aselsan Elektronik Sanayi Ve Ticaret A/S (Aerospace & Defense)	1,296
39,242	BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	393
266,822	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)(a)	432
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Metals & Mining)	—
131,853	Sasa Polyester Sanayi A/S (Chemicals)(a)	237
482,245	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	936
32,414	Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	188
		3,677

	United Arab Emirates — 0.79%
443,740	Abu Dhabi Commercial Bank PJSC (Banks)	1,045
775,182	Dubai Islamic Bank PJSC (Banks)	1,235
163,297	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	909
517,479	First Abu Dhabi Bank PJSC (Banks)	1,916
154,208	Multiply Group PJSC (Industrial Conglomerates)(a)	168
		5,273

	United Kingdom — 0.12%
48,147	Anglogold Ashanti PLC (Metals & Mining)	774

	United States — 0.20%
52,000	BeiGene Ltd. (Biotechnology)(a)	718
2,593	Legend Biotech Corp., ADR (Biotechnology)(a)	174

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
5,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	153
3,561	Southern Copper Corp. (Metals & Mining)	$268
		1,313

	Total Common Stocks	521,462

	Rights — 0.00%
	Brazil — 0.00%
760	Localiza Rent a Car S/A, 11/13/23 (Ground Transportation)(a)	2

	Chile — 0.00%
2,993	Banco de Credito e Inversiones SA, 10/23/23 (Banks)(a)	3

	Total Rights	5

	Investment Companies — 21.52%
99,174	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.99%^^(d)	99
143,293,488	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23%(d)	143,293

	Total Investment Companies	143,392

	Total Investments (cost $650,240) — 99.79%	664,859
	Other assets in excess of liabilities — 0.21%	1,372

	Net Assets - 100.00%	$666,231

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	XY Investments (HK) Limited	Total
Common Stocks	78.27%	-	-	78.27%
Rights	0.00%	-	-	0.00%
Investment Companies	0.43%	13.48%	7.61%	21.52%
Other Assets (Liabilities)	0.08%	0.42%	-0.29%	0.21%
Total Net Assets	78.78%	13.90%	7.32%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	2,037	12/15/23	$97,318	$(1,694)
			$97,318	$(1,694)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,694)
	Total Net Unrealized Appreciation/(Depreciation)			$(1,694)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	360 Security Technology, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	$63	$—	$—	$—
Receive	0.07%	Actions Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.60%	ADD Industry Zhejiang Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Advanced Micro-Fabrication Equipment, Inc. China A-shares	Morgan Stanley	2/5/24	At Maturity	200	11	—	11
Receive	0.60%	Agricultural Bank of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	221	7	—	7
Receive	0.60%	Aier Eye Hospital Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	415	(11)	—	(11)
Receive	0.60%	Aluminum Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	96	(5)	—	(5)
Receive	0.60%	Amoy Diagnostics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.60%	Anhui Anke Biotechnology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Anhui Co.nch Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	—	—	—
Receive	0.07%	Anhui Fuhuang Steel Structure Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Anhui Gujing Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	80	2	—	2
Receive	0.60%	Anhui Hengyuan Co.al Industry and Electricity Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.07%	AnHui Higasket Plastics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	204	1	—	1
Receive	0.60%	Anhui Jiuhuashan Tourism Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.07%	Anhui Tongyuan Environment Energy Saving Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	127	(2)	—	(2)
Receive	0.07%	Anhui Wanyi Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.60%	Anhui Xinhua Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Anhui Yingjia Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Anji Foodstuff Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.60%	Anjoy Foods Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.60%	Anker Innovations Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	139	24	—	24
Receive	0.60%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	APT Medical, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	79	5	—	5
Receive	0.60%	Avary Holding Shenzhen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	—	—	—
Receive	0.51%	AVE Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	111	3	—	3

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Bank of Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$229	$2	$—	$2
Receive	0.60%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	119	(1)	—	(1)
Receive	0.60%	Bank of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.60%	Bank of Hangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	65	(4)	—	(4)
Receive	0.60%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,218	(69)	—	(69)
Receive	0.60%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.60%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.07%	Beijing Bohui Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(2)	—	(2)
Receive	0.55%	Beijing Inhand Networks Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	170	(3)	—	(3)
Receive	0.60%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	344	(39)	—	(39)
Receive	0.53%	Beijing LongRuan Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	37	3	—	3
Receive	0.60%	Beijing New Building Materials PLC A-shares	Morgan Stanley	2/5/24	At Maturity	191	2	—	2
Receive	0.60%	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	(2)	—	(2)
Receive	0.60%	Beijing Roborock Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	1	—	1
Receive	0.60%	Beijing Ultrapower Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	1	—	1
Receive	0.60%	Beijing Yanjing Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.07%	But one Information Corp. Xi an A-shares	Morgan Stanley	2/5/24	At Maturity	682	(1)	—	(1)
Receive	0.60%	BYD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	700	(67)	—	(67)
Receive	0.60%	By-health Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	74	(1)	—	(1)
Receive	0.44%	Cachet Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.60%	Caitong Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	96	(1)	—	(1)
Receive	0.60%	CGN Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	84	(1)	—	(1)
Receive	0.55%	Changchun Eurasia Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	135	1	—	1
Receive	0.60%	Changchun High & New Technology Industry Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	164	1	—	1
Receive	0.60%	Changhong Huayi Co.mpressor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.53%	Changhong Meiling Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	—	—	—
Receive	0.60%	Chaozhou Three-Circle Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	63	(2)	—	(2)
Receive	0.60%	Chengdu Jiafaantai Education Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.07%	Chengdu Tangyuan Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$3	$—	$—	$—
Receive	0.60%	China CITIC Bank Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	2	—	2
Receive	0.60%	China Coal Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	China Everbright Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	—	—	—
Receive	0.60%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	897	(27)	—	(27)
Receive	0.60%	China Merchants Shekou Industrial Zone Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	110	(13)	—	(13)
Receive	0.60%	China National Chemical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	133	(8)	—	(8)
Receive	0.60%	China National Nuclear Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	202	—	—	—
Receive	0.60%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	151	1	—	1
Receive	0.60%	China Petroleum & Chemical Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	331	(5)	—	(5)
Receive	0.60%	China Railway Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	616	(51)	—	(51)
Receive	0.60%	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.60%	China Shenhua Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	189	2	—	2
Receive	0.60%	China State Construction Engineering Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	694	(62)	—	(62)
Receive	0.60%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	133	(18)	—	(18)
Receive	0.60%	China United Network Co.mmunications Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	257	(8)	—	(8)
Receive	0.60%	China Vanke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.60%	China Zhenhua Group Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	140	(10)	—	(10)
Receive	0.60%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	163	(8)	—	(8)
Receive	0.60%	Chongqing Taiji Industry Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	CIMC Vehicles Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	(4)	—	(4)
Receive	0.60%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	481	(13)	—	(13)
Receive	0.60%	CNOOC Energy Technology & Services Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	132	2	—	2
Receive	0.60%	COFCO Capital Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	—	—	—
Receive	0.60%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,385	(235)	—	(235)
Receive	0.60%	COSCO SHIPPING Energy Transportation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.07%	Cre8 Direct Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$140	$4	$—	$4
Receive	0.60%	CRRC Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.07%	Daoming Optics&Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.60%	Daqin Railway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	—	—	—
Receive	0.60%	DaShenLin Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	East Money Information Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	123	(3)	—	(3)
Receive	0.60%	Eastroc Beverage Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	177	(4)	—	(4)
Receive	0.60%	Edifier Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.52%	Elite Color Environmental Resources Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	225	2	—	2
Receive	0.60%	Eve Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	—	—	—
Receive	0.60%	Everbright Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—
Receive	0.60%	Eyebright Medical Technology Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.60%	FiboCo.m Wireless, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	83	(1)	—	(1)
Receive	0.60%	Focus Media Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	307	4	—	4
Receive	0.60%	Foshan Haitian Flavouring & Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.60%	FoxCo.nn Industrial Internet Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	(14)	—	(14)
Receive	0.38%	Fujian Sanmu Group Co. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Fujian SBS Zipper Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.48%	Fujian Yanjing Huiquan Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	0.60%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	165	(5)	—	(5)
Receive	0.60%	Ganfeng Lithium Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(1)	—	(1)
Receive	0.60%	G-bits Network Technology Xiamen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	—	—	—
Receive	0.60%	GD Power Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(1)	—	(1)
Receive	0.60%	Gemdale Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	GF Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	(2)	—	(2)
Receive	0.60%	Giant Network Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	(6)	—	(6)
Receive	0.60%	Goldcup Electric Apparatus Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	158	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	GoodWe Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$14	$(1)	$—	$(1)
Receive	0.60%	Gree Electric Appliances, Inc. of Zhuhai A-shares	Morgan Stanley	2/5/24	At Maturity	378	(3)	—	(3)
Receive	0.60%	GRG Banking Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(1)	—	(1)
Receive	0.07%	GuangDong GenSho Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	124	4	—	4
Receive	0.60%	Guangdong Hongxing Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.07%	Guangdong JingYi Metal Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	136	1	—	1
Receive	0.07%	Guangdong Real-Design Intelligent Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Guangdong Tengen Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	—	—	—
Receive	0.51%	Guangdong Yantang Dairy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	—	—	—
Receive	0.60%	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	70	1	—	1
Receive	0.07%	Guangzhou Devotion Thermal Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	1	—	1
Receive	0.50%	Guangzhou Tech-Long Packaging Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	2	—	2
Receive	0.60%	Guilin Seamild Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.60%	Guosen Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	458	(8)	—	(8)
Receive	0.60%	Guotai Junan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	428	(10)	—	(10)
Receive	0.60%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.60%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	132	(2)	—	(2)
Receive	0.60%	Hailir Pesticides and Chemicals Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Haitong Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	138	(2)	—	(2)
Receive	0.07%	Hangzhou Huaguang Advanced Welding Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	—	—	—
Receive	0.07%	Hangzhou IECHO Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	7	—	7
Receive	0.60%	Hangzhou Robam Appliances Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Hangzhou Star Shuaier Electric Appliance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	—	—	—	—
Receive	0.60%	Hangzhou Tigermed Co.nsulting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.07%	Hangzhou Todaytec Digital Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	84	7	—	7
Receive	0.40%	Hangzhou Toka Ink Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.54%	Hangzhou Xili Intelligent Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	3	—	3

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Hangzhou XZB Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$1	$—	$—	$—
Receive	0.49%	Harbin Xinguang Optic-Electronics Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.51%	Hefei GoCo.m Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	0.07%	Hefei Jingsong Intelligent Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	45	1	—	1
Receive	0.60%	Henan Shenhuo Coal & Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.60%	Henan Shuanghui Investment & Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.60%	Hengdian Group DMEGC Magnetics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	—	—	—
Receive	0.07%	Henglin Home Furnishings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	139	—	—	—
Receive	0.60%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	136	(16)	—	(16)
Receive	0.60%	HL Corp. Shenzhen A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Huadong Medicine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Huakai Yibai Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Huatai Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	622	23	—	23
Receive	0.60%	Huaxia Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	307	7	—	7
Receive	0.60%	Huayu Automotive Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	451	(1)	—	(1)
Receive	0.07%	Hubei Forbon Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	228	(2)	—	(2)
Receive	0.60%	Hubei Jumpcan Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	305	16	—	16
Receive	0.07%	Hubei Kailong Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.60%	Huizhou Desay Sv Automotive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	1	—	1
Receive	0.48%	Hunan Investment Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	—	—	—
Receive	0.07%	Hunan Resun Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	—	—	—
Receive	0.60%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	246	(2)	—	(2)
Receive	0.60%	Hundsun Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	443	(112)	—	(112)
Receive	0.53%	Hygon Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(1)	—	(1)
Receive	0.60%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	346	(51)	—	(51)
Receive	0.60%	Impulse Qingdao Health Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Industrial & Commercial Bank of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	139	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$823	$(4)	$—	$(4)
Receive	0.60%	Industrial Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	315	(26)	—	(26)
Receive	0.60%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	265	(9)	—	(9)
Receive	0.60%	JCET Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.38%	JDM JingDa Machine Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.07%	Jiangsu Beiren Smart Manufacturing Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	2	—	2
Receive	0.60%	Jiangsu Boiln Plastics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.07%	Jiangsu Chinagreen Biological Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(1)	—	(1)
Receive	0.48%	Jiangsu Feymer Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	73	—	—	—
Receive	0.60%	Jiangsu Financial Leasing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	103	6	—	6
Receive	0.60%	Jiangsu Hengrui Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	254	18	—	18
Receive	0.55%	Jiangsu Huaxin New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	386	16	—	16
Receive	0.56%	Jiangsu Jingyuan Environmental Protection Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	241	(2)	—	(2)
Receive	0.60%	Jiangsu King's Luck Brewery JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	122	1	—	1
Receive	0.60%	Jiangsu Linyang Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	—	—	—
Receive	0.54%	Jiangsu Maysta Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	104	—	—	—
Receive	0.60%	Jiangsu Pacific Quartz Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	114	8	—	8
Receive	0.60%	Jiangsu Rainbow Heavy Industries Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	128	3	—	3
Receive	0.48%	Jiangsu Rutong Petro-Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	4	—	4
Receive	0.45%	Jiangsu Wujin Stainless Steel Pipe Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.07%	Jiangsu Xiehe Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(3)	—	(3)
Receive	0.60%	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	—	—	—
Receive	0.60%	Jiangsu Zhongtian Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	84	3	—	3
Receive	0.07%	Jiangxi Changyun Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	365	13	—	13
Receive	0.07%	JinGuan Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Jinhong Fashion Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Jinhua Chunguang Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$5	$—	$—	$—
Receive	0.60%	Jinko Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	118	(6)	—	(6)
Receive	0.60%	Jinzai Food Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.07%	Kale Environment Technology Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.60%	Kehua Data Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Kingnet Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.60%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2,058	(134)	—	(134)
Receive	0.60%	Lens Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	0.60%	Leyard Optoelectronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	—	—	—
Receive	0.60%	LEYSEN Jewelry, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.07%	Liaoning Kelong Fine Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	105	—	—	—
Receive	0.60%	Lingyi iTech Guangdong Co. A-shares	Morgan Stanley	2/5/24	At Maturity	233	(9)	—	(9)
Receive	0.60%	Livzon Pharmaceutical Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	168	14	—	14
Receive	0.60%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	246	(7)	—	(7)
Receive	0.60%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	545	(27)	—	(27)
Receive	0.54%	Luyan Pharma Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	106	8	—	8
Receive	0.60%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	607	(14)	—	(14)
Receive	0.60%	Mango Excellent Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	(2)	—	(2)
Receive	0.60%	Maxscend Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(2)	—	(2)
Receive	0.60%	Metallurgical Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	482	(35)	—	(35)
Receive	0.60%	Midea Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	661	(28)	—	(28)
Receive	0.60%	Montage Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	(2)	—	(2)
Receive	0.55%	Mudanjiang Hengfeng Paper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	(2)	—	(2)
Receive	0.60%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	117	(8)	—	(8)
Receive	0.07%	Nanjing Julong Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.07%	Nanjing Textiles Import & Export Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	74	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.55%	Nanjing Wondux Environmental Protection Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$49	$(4)	$—	$(4)
Receive	0.60%	Nantong Jianghai Capacitor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	NARI Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.60%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	328	(47)	—	(47)
Receive	0.60%	New China Life Insurance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	New Hope Dairy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	0.60%	New Trend International Logis-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	1	—	1
Receive	0.60%	Newland Digital Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Ninebot Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	2	—	2
Receive	0.60%	Ningbo Bohui Chemical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Ningbo Boway Alloy Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	114	2	—	2
Receive	0.60%	Ningbo Deye Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	158	(36)	—	(36)
Receive	0.51%	Ningbo GQY Video & TeleCo.m JSC Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	82	1	—	1
Receive	0.44%	Ningbo Henghe Precision Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	1	—	1
Receive	0.60%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	—	—	—
Receive	0.60%	Ningbo Sanxing Medical Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	4	—	4
Receive	0.60%	Ningbo Tuopu Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	4	—	4
Receive	0.07%	Ningbo United Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	74	—	—	—
Receive	0.60%	Ningbo Zhongbai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.52%	Niutech Environment Technology Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	99	1	—	1
Receive	0.60%	Offshore Oil Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	—	—	—
Receive	0.60%	Pan Asian Microvent Tech Jiangsu Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	0.60%	People's Insurance Co. Group of China Ltd./The A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.60%	PetroChina Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	357	3	—	3
Receive	0.60%	Pharmaron Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Piesat Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	(1)	—	(1)
Receive	0.60%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$1,124	$(41)	$—	$(41)
Receive	0.60%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	336	(23)	—	(23)
Receive	0.45%	Polyrocks Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Power Construction Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	148	(12)	—	(12)
Receive	0.60%	Qianhe Condiment and Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Qingdao Gaoce Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	47	1	—	1
Receive	0.60%	Raytron Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	289	(10)	—	(10)
Receive	0.50%	Risuntek, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	61	2	—	2
Receive	0.07%	Ruitai Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	(5)	—	(5)
Receive	0.60%	SAIC Motor Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	439	(2)	—	(2)
Receive	0.60%	Sailun Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	1	—	1
Receive	0.60%	Sany Heavy Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	243	(10)	—	(10)
Receive	0.60%	Shaanxi Co.al Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	5	—	5
Receive	0.07%	Shahe Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	110	(6)	—	(6)
Receive	0.54%	Shandong Hongyu Agricultural Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	—	—	—
Receive	0.60%	Shandong Hualu Hengsheng Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.60%	Shandong Kehui Power Automation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	193	(6)	—	(6)
Receive	0.60%	Shandong Pharmaceutical Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	1	—	1
Receive	0.38%	Shandong Shanda Oumasoft Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Shanghai Bairun Investment Holding Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Shanghai Baosight Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(1)	—	(1)
Receive	0.07%	Shanghai CEO Environmental Protection Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.56%	Shanghai Chuangli Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	347	1	—	1
Receive	0.60%	Shanghai Construction Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	211	(10)	—	(10)
Receive	0.60%	Shanghai Fosun Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	Shanghai Gentech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	1	—	1
Receive	0.60%	Shanghai Hanbell Precise Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.51%	Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$44	$1	$—	$1
Receive	0.60%	Shanghai Pharmaceuticals Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	143	(5)	—	(5)
Receive	0.60%	Shanghai Pudong Construction Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.07%	Shanghai Rightongene Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	102	2	—	2
Receive	0.60%	Shanghai Rongtai Health Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Shanghai Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	135	1	—	1
Receive	0.60%	Shanghai Shuixing Home Textile Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.07%	Shanghai Smith Adhesive New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.54%	Shanghai Sunglow Packaging Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	1	—	1
Receive	0.60%	Shanghai Yuyuan Tourist Mart Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	125	(1)	—	(1)
Receive	0.07%	Shanxi Huhua Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	—	—	—
Receive	0.60%	Shanxi Lu'an Environmental Energy Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	82	2	—	2
Receive	0.60%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	207	42	—	42
Receive	0.54%	Shenke Slide Bearing Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	130	2	—	2
Receive	0.07%	Shenzhen Absen Optoelectronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	—	—	—
Receive	0.50%	Shenzhen FriendCom Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	—	—	—
Receive	0.60%	Shenzhen Huijie Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	260	(4)	—	(4)
Receive	0.53%	Shenzhen Jasic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	1	—	1
Receive	0.46%	Shenzhen King Explorer Science And Technology Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	20	—	—	—
Receive	0.60%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	96	2	—	2
Receive	0.07%	Shenzhen Longood Intelligent Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	83	9	—	9
Receive	0.45%	Shenzhen Magic Design & DeCo.ration Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.60%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	783	(72)	—	(72)
Receive	0.60%	Shenzhen New Industries Biomedical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	2	—	2
Receive	0.60%	Shenzhen SC New Energy Technology Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(4)	—	(4)
Receive	0.54%	Shenzhen Sine Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	4	—	4

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Shenzhen Sinexcel Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$20	$—	$—	$—
Receive	0.60%	Shenzhen Sunlord Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	5	—	5
Receive	0.60%	Shenzhen Tagen Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	—	—	—
Receive	0.60%	Shenzhen Transsion Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	236	11	—	11
Receive	0.52%	Shenzhen Xunjiexing Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.53%	Sichuan Dowell Science and Technology, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	285	16	—	16
Receive	0.07%	Sichuan Fulin Transportation Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	126	—	—	—
Receive	0.60%	Sichuan Kelun Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.40%	Sichuan Kexin Mechanical and Electrical Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	0.48%	Sichuan Tianwei Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	70	—	—	—
Receive	0.07%	Sichuan Zhongguang Lightning Protection Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.60%	Sinoma International Engineering Co. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.60%	Smo Clinplus Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.60%	SooChow Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.60%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	425	(5)	—	(5)
Receive	0.43%	Sunny Loan Top Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.60%	Sunwoda Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	0.60%	SUPCo.N Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	185	(5)	—	(5)
Receive	0.40%	Super-Dragon Engineering Plastics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	1	—	1
Receive	0.07%	Suzhou Architecture Research Institute Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	1	—	1
Receive	0.60%	Suzhou Dongshan Precision Manufacturing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(6)	—	(6)
Receive	0.07%	Suzhou Iron Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.40%	Suzhou Longjie Special Fiber Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.60%	Suzhou TFC Optical Co.mmunication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	3	—	3
Receive	0.49%	Suzhou Xianglou New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.60%	SYoung Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.49%	Tangshan Jidong Equipment and Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Tasly Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$16	$1	$—	$1
Receive	0.60%	TBEA Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	TCL Zhonghuan Renewable Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	226	(30)	—	(30)
Receive	0.60%	Tian Di Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	146	1	—	1
Receive	0.60%	Tianjin Guifaxiang 18th Street Mahua Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.07%	Tianjin Jinbin Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.49%	Tianjin Keyvia Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.07%	Tianshui Zhongxing Bio-technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.45%	TJK Machinery Tianjin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	9	—	9
Receive	0.60%	Tongkun Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.60%	Tongwei Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	284	(21)	—	(21)
Receive	0.07%	Touchstone International Medical Science Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	333	(6)	—	(6)
Receive	0.60%	Trina Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	280	(48)	—	(48)
Receive	0.60%	Tsingtao Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(1)	—	(1)
Receive	0.60%	UE Furniture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.60%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	323	(18)	—	(18)
Receive	0.60%	Unisplendour Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(6)	—	(6)
Receive	0.60%	Universal Scientific Industrial Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	1	—	1
Receive	0.60%	Wangsu Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.60%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	139	(10)	—	(10)
Receive	0.51%	Ways Electron Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	—	—	—
Receive	0.60%	Weichai Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	174	(6)	—	(6)
Receive	0.51%	Weihai Baihe Biology Technological Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	101	(2)	—	(2)
Receive	0.60%	Wens Foodstuffs Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	—	—	—
Receive	0.60%	Western Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	98	5	—	5
Receive	0.50%	Wetown Electric Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—
Receive	0.60%	Wolong Electric Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.60%	Wuchan Zhongda Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$181	$(4)	$—	$(4)
Receive	0.07%	Wuhan Citms Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.60%	Wuhan Sante Cableways Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.07%	Wuhan Xingtu Xinke Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	1	—	1
Receive	0.60%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	547	(51)	—	(51)
Receive	0.60%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	397	63	—	63
Receive	0.50%	Wuxi Hodgen Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	1	—	1
Receive	0.60%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	189	(15)	—	(15)
Receive	0.50%	Wuxi Lihu Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	112	2	—	2
Receive	0.60%	XCMG Construction Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	85	(3)	—	(3)
Receive	0.60%	Xiamen C & D, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.60%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(5)	—	(5)
Receive	0.60%	Xiamen Jihong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Yealink Network Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.60%	Youcare Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	1	—	1
Receive	0.60%	Yunnan Baiyao Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	167	—	—	—
Receive	0.07%	Yunnan Bowin Technology Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	177	1	—	1
Receive	0.60%	Yunnan Copper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	168	(1)	—	(1)
Receive	0.60%	Yutong Bus Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.60%	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.49%	Zhejiang Biyi Electric Appliance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	2	—	2
Receive	0.07%	Zhejiang Cayi Vacuum Container Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	—	—	—
Receive	0.60%	Zhejiang Dahua Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	119	9	—	9
Receive	0.07%	Zhejiang Dayuan Pumps Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	52	(1)	—	(1)
Receive	0.55%	Zhejiang Dibay Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	1	—	1
Receive	0.07%	Zhejiang Giuseppe Garment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	147	1	—	1
Receive	0.07%	Zhejiang Hisun Biomaterials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.07%	Zhejiang Huilong New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$145	$(2)	$—	$(2)
Receive	0.60%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	584	(141)	—	(141)
Receive	0.07%	Zhejiang Linuo Flow Co.ntrol Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	161	6	—	6
Receive	0.60%	Zhejiang Meorient Co.mmerce & Exhibition, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	101	—	—	—
Receive	0.56%	Zhejiang Risun Intelligent Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(2)	—	(2)
Receive	0.60%	Zhejiang Sanhua Intelligent Co.ntrols Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	5	—	5
Receive	0.60%	Zhejiang Shuanghuan Driveline Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.07%	Zhejiang Walrus New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	—	—	—
Receive	0.07%	Zhejiang Youpon Integrated Ceiling Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.60%	Zhengzhou Coal Mining Machinery Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	330	10	—	10
Receive	0.07%	Zhengzhou Jiean Hi-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	1	—	1
Receive	0.55%	Zhenhai Petrochemical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	115	—	—	—
Receive	0.60%	Zhongji Innolight Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	257	(9)	—	(9)
Receive	0.60%	Zhongjin Gold Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(1)	—	(1)
Receive	0.60%	Zhongjing Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.48%	Zhuhai Comleader Information Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	170	—	—	—
Receive	0.60%	Zhuhai Huafa Properties Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	105	(10)	—	(10)
Receive	0.60%	Zhuzhou CRRC Times Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	69	—	—	—
Receive	0.60%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	470	(3)	—	(3)
Receive	0.60%	Zoomlion Heavy Industry Science and Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	184	—	—	—
Receive	0.60%	ZTE Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	618	(83)	—	(83)
Receive	0.60%	ZWSOFT Co. Ltd. Guangzhou A-shares	Morgan Stanley	2/5/24	At Maturity	32	(3)	—	(3)
							$(1,531)	$—	$(1,531)

					Total swap agreements at value (assets)				$516
					Total swap agreements at value (liabilities)				(2,047)
					Net swap agreements at value				$(1,531)

Amounts Designated as "—" are $0 or have been rounded to $0

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.20%
$15	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39		7/15/30	$13
10	Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 10/10/27 @ 200.00	4.68		2/10/28	10
10	CNH Equipment Trust, Series 2022-C, Class - A3, Callable 10/15/26 @ 200.00	5.15		4/17/28	10
10	Ford Credit Auto Lease Trust, Series 2023-A, Class - A3, Callable 8/15/25 @ 100.00	4.94		3/15/26	10
10	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3, Callable 10/16/26 @ 100.00	4.66		2/16/28	10
20	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 6/15/26 @ 100.00	2.22		10/15/26	19
10	Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 2/15/27 @ 100.00	5.52		10/16/28	10
40	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37		4/15/28	38
10	Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 2/15/27 @ 200.00	4.63		9/15/27	10
10	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @ 100.00	0.64		9/15/27	9
5	World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 8/15/26 @ 100.00	4.66		5/15/28	5
	Total Asset Backed Securities				144

	Collateralized Mortgage Obligations — 0.84%
20	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85		10/17/52	17
21	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47		11/15/54	20
25	Bank, Series 2022-BNK41, Class - A4	3.92	(a)	4/15/65	21
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44		4/15/53	15
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	7
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02		3/15/52	9
17	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88		2/10/48	17
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	11
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	8
25	COMM Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18		2/10/48	24
20	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35		2/10/48	19
10	Fannie Mae-ACES, Series 2020-M52, Class - A2	1.36	(a)	10/25/30	8
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78		5/25/30	16
8	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	8
17	Fannie Mae-ACES, Series 2018-M1, Class - A2	3.09	(a)	12/25/27	16
16	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.16	(a)	6/25/27	15
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		2/25/29	18
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.47	(a)	7/25/28	23
20	Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class - A2	1.31		5/25/30	16
20	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1516, Class - A2	1.72		5/25/35	13
25	Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class - A2	2.07		1/25/31	20
15	Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class - A2	2.12	(a)	3/25/29	13
10	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1521, Class - A2	2.18		8/25/36	7
25	Freddie Mac Multifamily Structured Pass Through Certificates, Series K052, Class - A2	3.15		11/25/25	24
50	Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class - A2	3.51		3/25/29	47
20	Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class - A2	3.78		11/25/32	18

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @ 100.00	3.99	(a)	3/10/51	$23
25	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 4/15/27 @ 100.00	3.14		12/15/49	22
25	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53		12/15/47	25
25	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60		5/15/50	23
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06		10/10/48	23
20	Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable 4/15/32 @ 100.00	4.00	(a)	4/15/55	17
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44		9/15/61	23
	Total Collateralized Mortgage Obligations				586

	U.S. Government Agency Mortgages — 12.50%
21	Fannie Mae, Pool #MA4236	1.50		1/1/51	15
20	Fannie Mae, Pool #CA7695	1.50		11/1/50	14
15	Fannie Mae, Pool #BQ5781	1.50		11/1/35	13
22	Fannie Mae, Pool #MA4445	1.50		10/1/41	16
41	Fannie Mae, Pool #MA4441	1.50		10/1/36	34
20	Fannie Mae, Pool #MA4122	1.50		9/1/35	17
43	Fannie Mae, Pool #MA4343	1.50		5/1/51	31
21	Fannie Mae, Pool #FS1327	1.50		6/1/36	18
16	Fannie Mae, Pool #MA4205	1.50		12/1/35	14
21	Fannie Mae, Pool #MA4342	1.50		5/1/41	16
20	Fannie Mae, Pool #CA7696	1.50		11/1/50	14
21	Fannie Mae, Pool #MA4280	1.50		3/1/51	15
41	Fannie Mae, Pool #FM6579	1.50		3/1/51	30
22	Fannie Mae, Pool #FS0317	2.00		2/1/42	18
26	Fannie Mae, Pool #FM3755	2.00		9/1/35	22
39	Fannie Mae, Pool #MA4255	2.00		2/1/51	30
36	Fannie Mae, Pool #MA4303	2.00		4/1/36	31
41	Fannie Mae, Pool #MA4305	2.00		4/1/51	31
22	Fannie Mae, Pool #FM9579	2.00		7/1/51	16
7	Fannie Mae, Pool #AS2673	2.00		5/1/29	6
42	Fannie Mae, Pool #FM6448	2.00		3/1/51	32
21	Fannie Mae, Pool #CB0684	2.00		6/1/51	16
21	Fannie Mae, Pool #CB0497	2.00		5/1/51	16
43	Fannie Mae, Pool #CB0325	2.00		4/1/51	33
21	Fannie Mae, Pool #BR0948	2.00		4/1/51	16
38	Fannie Mae, Pool #FM4788	2.00		11/1/50	29
21	Fannie Mae, Pool #MA4474	2.00		11/1/41	17
17	Fannie Mae, Pool #MA4176	2.00		11/1/40	14
20	Fannie Mae, Pool #CA8893	2.00		2/1/51	15
18	Fannie Mae, Pool #CA7224	2.00		10/1/50	14
22	Fannie Mae, Pool #MA4602	2.00		5/1/37	19
45	Fannie Mae, Pool #MA4511	2.00		1/1/52	35
23	Fannie Mae, Pool #FS1621	2.00		7/1/51	17
22	Fannie Mae, Pool #MA4437	2.00		10/1/51	17
19	Fannie Mae, Pool #MA4360	2.00		6/1/36	16
22	Fannie Mae, Pool #BU7103	2.00		12/1/51	17
35	Fannie Mae, Pool #CA9183	2.00		2/1/36	30
20	Fannie Mae, Pool #CA7833	2.00		11/1/50	15
44	Fannie Mae, Pool #FM7411	2.00		5/1/51	34
20	Fannie Mae, Pool #BR4094	2.00		1/1/51	16
39	Fannie Mae, Pool #CA8110	2.00		12/1/50	30
14	Fannie Mae, Pool #FM4039	2.00		10/1/35	12
39	Fannie Mae, Pool #BQ8341	2.00		12/1/50	30
23	Fannie Mae, Pool #FM4969	2.00		12/1/50	18
39	Fannie Mae, Pool #MA4237	2.00		1/1/51	29
19	Fannie Mae, Pool #MA4208	2.00		12/1/50	14
22	Fannie Mae, Pool #BT0240	2.00		9/1/51	17
18	Fannie Mae, Pool #CA7225	2.00		10/1/50	14
19	Fannie Mae, Pool #MA4403	2.00		8/1/36	16

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$30	Fannie Mae, Pool #MA4128	2.00	9/1/40	$25
21	Fannie Mae, Pool #BQ9685	2.00	1/1/51	16
42	Fannie Mae, Pool #BR4435	2.00	4/1/51	32
21	Fannie Mae, Pool #FM6559	2.00	3/1/51	16
40	Fannie Mae, Pool #BQ3004	2.00	10/1/50	30
20	Fannie Mae, Pool #CA8687	2.00	1/1/51	15
40	Fannie Mae, Pool #CA8850	2.00	2/1/51	31
20	Fannie Mae, Pool #FM5308	2.00	12/1/50	15
38	Fannie Mae, Pool #BQ7777	2.00	3/1/36	32
37	Fannie Mae, Pool #BP9370	2.00	7/1/50	28
18	Fannie Mae, Pool #MA4182	2.00	11/1/50	14
19	Fannie Mae, Pool #CA8118	2.00	12/1/50	15
42	Fannie Mae, Pool #MA4325	2.00	5/1/51	32
40	Fannie Mae, Pool #MA4281	2.00	3/1/51	30
21	Fannie Mae, Pool #MA4119	2.00	9/1/50	16
10	Fannie Mae, Pool #AS8893	2.50	2/1/32	9
23	Fannie Mae, Pool #BU1451	2.50	1/1/52	18
21	Fannie Mae, Pool #FM8997	2.50	10/1/51	17
21	Fannie Mae, Pool #BU5917	2.50	12/1/51	17
14	Fannie Mae, Pool #BQ0329	2.50	7/1/50	11
11	Fannie Mae, Pool #MA4075	2.50	7/1/35	10
7	Fannie Mae, Pool #MA3990	2.50	4/1/50	6
40	Fannie Mae, Pool #BR7857	2.50	5/1/51	32
15	Fannie Mae, Pool #BP5878	2.50	6/1/50	12
17	Fannie Mae, Pool #CA8131	2.50	12/1/50	14
20	Fannie Mae, Pool #MA4423	2.50	9/1/41	17
20	Fannie Mae, Pool #FM9033	2.50	10/1/51	16
20	Fannie Mae, Pool #FM2881	2.50	4/1/50	16
23	Fannie Mae, Pool #CB1828	2.50	10/1/51	18
7	Fannie Mae, Pool #MA3965	2.50	3/1/40	6
16	Fannie Mae, Pool #MA4256	2.50	2/1/51	13
12	Fannie Mae, Pool #MA4078	2.50	7/1/50	10
14	Fannie Mae, Pool #MA2854	2.50	12/1/46	11
22	Fannie Mae, Pool #FS1340	2.50	3/1/52	18
11	Fannie Mae, Pool #AU6677	2.50	9/1/28	10
10	Fannie Mae, Pool #BD8046	2.50	9/1/31	9
5	Fannie Mae, Pool #MA3154	2.50	10/1/32	5
22	Fannie Mae, Pool #FM9543	2.50	12/1/51	17
6	Fannie Mae, Pool #MA3827	2.50	11/1/34	5
22	Fannie Mae, Pool #CB2868	2.50	2/1/52	17
13	Fannie Mae, Pool #BC9041	2.50	11/1/31	12
4	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
15	Fannie Mae, Pool #MA4183	2.50	11/1/50	12
15	Fannie Mae, Pool #MA4159	2.50	10/1/50	12
13	Fannie Mae, Pool #MA4096	2.50	8/1/50	10
14	Fannie Mae, Pool #AB7391	2.50	12/1/42	11
7	Fannie Mae, Pool #MA1277	2.50	12/1/27	7
14	Fannie Mae, Pool #AP4742	2.50	8/1/27	13
12	Fannie Mae, Pool #BK2588	2.50	5/1/50	10
21	Fannie Mae, Pool #MA4414	2.50	9/1/51	17
7	Fannie Mae, Pool #MA3930	2.50	2/1/35	6
23	Fannie Mae, Pool #FS0235	2.50	1/1/52	19
6	Fannie Mae, Pool #MA3765	2.50	9/1/49	5
16	Fannie Mae, Pool #FM4231	2.50	9/1/50	12
23	Fannie Mae, Pool #FS0547	2.50	2/1/52	18
20	Fannie Mae, Pool #MA4399	2.50	8/1/51	16
17	Fannie Mae, Pool #BQ5110	2.50	11/1/50	14
23	Fannie Mae, Pool #CA6074	2.50	6/1/50	18
8	Fannie Mae, Pool #MA3902	2.50	1/1/50	6
21	Fannie Mae, Pool #CB1131	2.50	7/1/51	16
30	Fannie Mae, Pool #FM4638	2.50	10/1/50	23
20	Fannie Mae, Pool #BO4657	2.50	11/1/49	16
22	Fannie Mae, Pool #FM8745	2.50	9/1/51	17
10	Fannie Mae, Pool #FM3395	3.00	6/1/50	8
5	Fannie Mae, Pool #MA3831	3.00	11/1/39	4
6	Fannie Mae, Pool #AS8074	3.00	10/1/46	5
8	Fannie Mae, Pool #BO6219	3.00	12/1/49	7
10	Fannie Mae, Pool #AL9263	3.00	10/1/46	8

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #BO8947	3.00	1/1/50	$5
9	Fannie Mae, Pool #BO9169	3.00	12/1/49	8
6	Fannie Mae, Pool #BO2201	3.00	9/1/49	5
19	Fannie Mae, Pool #AQ7920	3.00	12/1/42	16
6	Fannie Mae, Pool #FM1370	3.00	4/1/46	5
22	Fannie Mae, Pool #CB2759	3.00	2/1/52	18
17	Fannie Mae, Pool #MA2246	3.00	4/1/30	15
23	Fannie Mae, Pool #BU1241	3.00	3/1/52	19
9	Fannie Mae, Pool #MA4048	3.00	6/1/50	7
9	Fannie Mae, Pool #BP1932	3.00	4/1/50	8
26	Fannie Mae, Pool #AS8483	3.00	12/1/46	22
23	Fannie Mae, Pool #CB3364	3.00	4/1/52	19
11	Fannie Mae, Pool #AS8276	3.00	11/1/46	9
8	Fannie Mae, Pool #CA5423	3.00	3/1/50	6
4	Fannie Mae, Pool #MA3339	3.00	4/1/33	4
28	Fannie Mae, Pool #AO0752	3.00	4/1/42	24
5	Fannie Mae, Pool #MA3237	3.00	1/1/48	4
13	Fannie Mae, Pool #BC9003	3.00	11/1/46	11
27	Fannie Mae, Pool #AB7099	3.00	11/1/42	23
5	Fannie Mae, Pool #MA3127	3.00	9/1/37	4
8	Fannie Mae, Pool #MA1307	3.00	1/1/33	7
4	Fannie Mae, Pool #FM1585	3.00	9/1/49	3
6	Fannie Mae, Pool #MA3377	3.00	5/1/48	5
23	Fannie Mae, Pool #FS2122	3.00	3/1/52	19
5	Fannie Mae, Pool #AB2047	3.00	1/1/26	4
6	Fannie Mae, Pool #MA3871	3.00	12/1/49	5
11	Fannie Mae, Pool #BP6466	3.00	7/1/50	9
9	Fannie Mae, Pool #BO7242	3.00	1/1/50	8
22	Fannie Mae, Pool #BU8883	3.00	3/1/52	19
8	Fannie Mae, Pool #CA5668	3.00	5/1/50	7
6	Fannie Mae, Pool #MA3890	3.00	1/1/40	5
9	Fannie Mae, Pool #AU3353	3.00	8/1/43	8
20	Fannie Mae, Pool #AB8897	3.00	4/1/43	17
8	Fannie Mae, Pool #MA3897	3.00	1/1/35	7
6	Fannie Mae, Pool #MA2863	3.00	1/1/47	5
5	Fannie Mae, Pool #BN7703	3.00	8/1/49	4
4	Fannie Mae, Pool #MA2523	3.00	2/1/36	4
8	Fannie Mae, Pool #MA3738	3.00	8/1/34	7
6	Fannie Mae, Pool #MA3905	3.00	1/1/50	5
6	Fannie Mae, Pool #MA2897	3.00	2/1/37	6
12	Fannie Mae, Pool #MA3834	3.00	11/1/49	10
13	Fannie Mae, Pool #MA3991	3.00	4/1/50	11
22	Fannie Mae, Pool #CB3172	3.00	3/1/52	18
8	Fannie Mae, Pool #CA5519	3.00	4/1/50	7
14	Fannie Mae, Pool #MA3937	3.00	2/1/50	12
7	Fannie Mae, Pool #AL9996	3.00	4/1/32	7
9	Fannie Mae, Pool #MA4079	3.00	7/1/50	8
7	Fannie Mae, Pool #AZ2936	3.00	9/1/45	6
8	Fannie Mae, Pool #FM4317	3.00	9/1/50	7
4	Fannie Mae, Pool #FM1299	3.00	7/1/49	4
4	Fannie Mae, Pool #MA3774	3.00	9/1/49	4
9	Fannie Mae, Pool #MA3802	3.00	10/1/49	8
5	Fannie Mae, Pool #FM2132	3.00	1/1/50	4
6	Fannie Mae, Pool #BO3192	3.00	10/1/49	5
4	Fannie Mae, Pool #MA3744	3.00	8/1/49	3
4	Fannie Mae, Pool #MA3691	3.00	7/1/49	3
13	Fannie Mae, Pool #BC4764	3.00	10/1/46	11
23	Fannie Mae, Pool #AS0302	3.00	8/1/43	19
3	Fannie Mae, Pool #MA3494	3.50	10/1/48	2
8	Fannie Mae, Pool #BP1947	3.50	4/1/50	7
3	Fannie Mae, Pool #CA4026	3.50	5/1/49	2
6	Fannie Mae, Pool #MA3520	3.50	11/1/48	5
13	Fannie Mae, Pool #MA2125	3.50	12/1/44	12
9	Fannie Mae, Pool #BC2926	3.50	3/1/46	8
5	Fannie Mae, Pool #BK9038	3.50	10/1/33	5
8	Fannie Mae, Pool #MA2706	3.50	8/1/46	7
4	Fannie Mae, Pool #MA3059	3.50	7/1/37	4
5	Fannie Mae, Pool #BC0443	3.50	12/1/45	5

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3	Fannie Mae, Pool #MA3597	3.50	2/1/49	$2
9	Fannie Mae, Pool #MA1980	3.50	8/1/44	8
5	Fannie Mae, Pool #FM1001	3.50	11/1/48	4
5	Fannie Mae, Pool #FM1566	3.50	11/1/48	4
46	Fannie Mae, Pool #MA4600	3.50	5/1/52	40
9	Fannie Mae, Pool #AZ0862	3.50	7/1/45	8
3	Fannie Mae, Pool #MA3637	3.50	4/1/49	2
3	Fannie Mae, Pool #BA1893	3.50	8/1/45	3
3	Fannie Mae, Pool #AS4236	3.50	1/1/45	3
3	Fannie Mae, Pool #BM5485	3.50	2/1/49	2
4	Fannie Mae, Pool #AS6394	3.50	12/1/45	3
26	Fannie Mae, Pool #AQ0546	3.50	11/1/42	23
4	Fannie Mae, Pool #MA3775	3.50	9/1/49	3
5	Fannie Mae, Pool #AL1717	3.50	5/1/27	5
6	Fannie Mae, Pool #AS7491	3.50	7/1/46	5
5	Fannie Mae, Pool #BD5046	3.50	2/1/47	4
6	Fannie Mae, Pool #AS7388	3.50	6/1/46	5
5	Fannie Mae, Pool #BJ3716	3.50	12/1/47	5
4	Fannie Mae, Pool #MA3057	3.50	7/1/47	4
9	Fannie Mae, Pool #BJ4916	3.50	3/1/48	8
3	Fannie Mae, Pool #MA3663	3.50	5/1/49	3
5	Fannie Mae, Pool #ZM4908	3.50	11/1/47	4
2	Fannie Mae, Pool #MA3614	3.50	3/1/49	2
5	Fannie Mae, Pool #BM2000	3.50	5/1/47	5
7	Fannie Mae, Pool #MA3026	3.50	6/1/47	6
23	Fannie Mae, Pool #MA4654	3.50	7/1/52	20
10	Fannie Mae, Pool #BM1568	3.50	7/1/47	9
7	Fannie Mae, Pool #AS0024	3.50	7/1/43	6
10	Fannie Mae, Pool #MA3243	3.50	1/1/38	9
12	Fannie Mae, Pool #AS4771	3.50	4/1/45	10
4	Fannie Mae, Pool #MA3305	3.50	3/1/48	4
7	Fannie Mae, Pool #BC1158	3.50	2/1/46	6
4	Fannie Mae, Pool #MA3148	3.50	10/1/47	4
4	Fannie Mae, Pool #AB2052	3.50	1/1/26	4
5	Fannie Mae, Pool #MA3210	3.50	12/1/47	4
4	Fannie Mae, Pool #MA2522	3.50	2/1/46	3
3	Fannie Mae, Pool #MA3692	3.50	7/1/49	3
6	Fannie Mae, Pool #AS6102	3.50	11/1/45	6
4	Fannie Mae, Pool #MA3835	3.50	11/1/49	4
8	Fannie Mae, Pool #MA3182	3.50	11/1/47	7
6	Fannie Mae, Pool #FM1911	3.50	7/1/48	6
3	Fannie Mae, Pool #FM0020	3.50	7/1/49	3
23	Fannie Mae, Pool #BU8723	3.50	6/1/52	20
3	Fannie Mae, Pool #MA3745	3.50	8/1/49	3
5	Fannie Mae, Pool #MA3906	3.50	1/1/50	4
4	Fannie Mae, Pool #BM4703	3.50	2/1/48	4
4	Fannie Mae, Pool #MA2415	4.00	10/1/45	3
5	Fannie Mae, Pool #AS7558	4.00	7/1/46	4
9	Fannie Mae, Pool #BM1066	4.00	2/1/47	9
4	Fannie Mae, Pool #MA3746	4.00	8/1/49	3
3	Fannie Mae, Pool #BM4991	4.00	9/1/48	3
4	Fannie Mae, Pool #AS7600	4.00	7/1/46	4
3	Fannie Mae, Pool #MA3638	4.00	4/1/49	2
7	Fannie Mae, Pool #MA3121	4.00	9/1/47	7
9	Fannie Mae, Pool #AS3468	4.00	10/1/44	8
4	Fannie Mae, Pool #MA3183	4.00	11/1/47	3
4	Fannie Mae, Pool #MA3277	4.00	2/1/48	3
4	Fannie Mae, Pool #CA0183	4.00	8/1/47	3
7	Fannie Mae, Pool #MA2995	4.00	5/1/47	6
6	Fannie Mae, Pool #BM2002	4.00	10/1/47	6
5	Fannie Mae, Pool #AS9831	4.00	6/1/47	5
2	Fannie Mae, Pool #MA3592	4.00	2/1/49	2
5	Fannie Mae, Pool #AH6242	4.00	4/1/26	5
4	Fannie Mae, Pool #AZ7362	4.00	11/1/45	4
3	Fannie Mae, Pool #BN0334	4.00	12/1/48	3
6	Fannie Mae, Pool #AS9314	4.00	3/1/47	5
8	Fannie Mae, Pool #AS3467	4.00	10/1/44	7
3	Fannie Mae, Pool #AS8532	4.00	12/1/46	3

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$4	Fannie Mae, Pool #FM1960	4.00	5/1/49	$4
3	Fannie Mae, Pool #FM1571	4.00	12/1/48	3
3	Fannie Mae, Pool #MA3563	4.00	1/1/49	3
3	Fannie Mae, Pool #BK0920	4.00	7/1/48	3
2	Fannie Mae, Pool #MA3615	4.00	3/1/49	2
24	Fannie Mae, Pool #MA4732	4.00	9/1/52	21
4	Fannie Mae, Pool #BM4306	4.00	9/1/25	4
3	Fannie Mae, Pool #BK0909	4.00	7/1/48	3
11	Fannie Mae, Pool #BK7943	4.00	11/1/48	10
3	Fannie Mae, Pool #FM1415	4.00	12/1/48	3
15	Fannie Mae, Pool #AO2959	4.00	5/1/42	14
2	Fannie Mae, Pool #MA3521	4.00	11/1/48	2
5	Fannie Mae, Pool #BN6677	4.00	6/1/49	4
8	Fannie Mae, Pool #AX0841	4.00	9/1/44	8
3	Fannie Mae, Pool #CA2316	4.00	7/1/48	2
5	Fannie Mae, Pool #MA3804	4.00	10/1/49	5
3	Fannie Mae, Pool #BD7060	4.00	3/1/47	3
8	Fannie Mae, Pool #AS8823	4.00	2/1/47	7
3	Fannie Mae, Pool #FM0021	4.00	3/1/49	3
7	Fannie Mae, Pool #AU8849	4.00	11/1/43	6
10	Fannie Mae, Pool #AS9394	4.50	4/1/47	10
2	Fannie Mae, Pool #BN4309	4.50	1/1/49	2
5	Fannie Mae, Pool #AS2751	4.50	6/1/44	4
3	Fannie Mae, Pool #CA0623	4.50	10/1/47	3
45	Fannie Mae, Pool #BV7928	4.50	8/1/52	42
21	Fannie Mae, Pool #AE0217	4.50	8/1/40	20
11	Fannie Mae, Pool #MA3184	4.50	11/1/47	10
4	Fannie Mae, Pool #CA1711	4.50	5/1/48	3
4	Fannie Mae, Pool #BM3286	4.50	11/1/47	4
6	Fannie Mae, Pool #MA3747	4.50	8/1/49	6
3	Fannie Mae, Pool #BK4850	4.50	5/1/48	3
17	Fannie Mae, Pool #AE0954	4.50	2/1/41	16
3	Fannie Mae, Pool #MA3639	4.50	4/1/49	3
2	Fannie Mae, Pool #BK6328	4.50	6/1/48	2
—	Fannie Mae, Pool #930998	4.50	4/1/29	—
2	Fannie Mae, Pool #MA3537	4.50	12/1/48	2
4	Fannie Mae, Pool #725027	5.00	11/1/33	4
25	Fannie Mae, Pool #MA5071	5.00	7/1/53	23
23	Fannie Mae, Pool #MA4761	5.00	9/1/52	22
3	Fannie Mae, Pool #890603	5.00	8/1/41	3
19	Fannie Mae, Pool #889117	5.00	10/1/35	19
4	Fannie Mae, Pool #BM3904	5.00	5/1/48	4
9	Fannie Mae, Pool #725238	5.00	3/1/34	9
24	Fannie Mae, Pool #MA5072	5.50	7/1/53	24
23	Fannie Mae, Pool #FS3360	5.50	12/1/52	23
48	Fannie Mae, Pool #MA5010	5.50	5/1/53	46
4	Fannie Mae, Pool #890221	5.50	12/1/33	4
10	Fannie Mae, Pool #959451	6.00	12/1/37	10
50	Fannie Mae, 15 YR TBA	1.50	10/25/38	42
25	Fannie Mae, 15 YR TBA	4.50	10/25/38	24
25	Fannie Mae, 15 YR TBA	5.00	11/25/34	24
25	Fannie Mae, 30 YR TBA	3.50	10/25/53	21
25	Fannie Mae, 30 YR TBA	4.00	10/25/53	22
25	Fannie Mae, 30 YR TBA	4.50	10/25/53	23
75	Fannie Mae, 30 YR TBA	5.00	10/25/53	70
25	Fannie Mae, 30 YR TBA	5.50	11/25/52	24
50	Fannie Mae, 30 YR TBA	5.50	10/25/53	47
25	Fannie Mae, 30 YR TBA	6.00	11/25/53	25
50	Fannie Mae, 30 YR TBA	6.00	10/25/53	48
75	Fannie Mae, 30 YR TBA	6.50	10/25/53	74
21	Freddie Mac, Pool #RB5110	1.50	5/1/41	16
43	Freddie Mac, Pool #SD8154	1.50	7/1/51	31
42	Freddie Mac, Pool #QC0962	1.50	4/1/51	30
18	Freddie Mac, Pool #SB8097	1.50	4/1/36	15
22	Freddie Mac, Pool #SB8144	1.50	3/1/37	18
17	Freddie Mac, Pool #SB8088	1.50	2/1/36	14
21	Freddie Mac, Pool #QN9521	1.50	2/1/37	18
20	Freddie Mac, Pool #RB5114	2.00	6/1/41	16

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Freddie Mac, Pool #SD8079	2.00	7/1/50	$16
22	Freddie Mac, Pool #SD8098	2.00	10/1/50	16
45	Freddie Mac, Pool #SD8188	2.00	1/1/52	35
46	Freddie Mac, Pool #SD8193	2.00	2/1/52	35
21	Freddie Mac, Pool #RB5121	2.00	8/1/41	17
23	Freddie Mac, Pool #SD8199	2.00	3/1/52	18
22	Freddie Mac, Pool #QC3597	2.00	6/1/51	16
38	Freddie Mac, Pool #SD8113	2.00	12/1/50	29
40	Freddie Mac, Pool #SD7537	2.00	3/1/51	31
21	Freddie Mac, Pool #SD8146	2.00	5/1/51	16
18	Freddie Mac, Pool #RA3205	2.00	8/1/50	14
41	Freddie Mac, Pool #QC0423	2.00	4/1/51	31
42	Freddie Mac, Pool #QC1333	2.00	5/1/51	32
39	Freddie Mac, Pool #SD8128	2.00	2/1/51	30
22	Freddie Mac, Pool #QC7473	2.00	9/1/51	17
45	Freddie Mac, Pool #QD1254	2.00	11/1/51	35
40	Freddie Mac, Pool #SB8128	2.00	11/1/36	34
40	Freddie Mac, Pool #QB7708	2.00	1/1/51	30
19	Freddie Mac, Pool #QB3926	2.00	10/1/50	14
16	Freddie Mac, Pool #RC1727	2.00	12/1/35	14
42	Freddie Mac, Pool #QB6893	2.00	12/1/50	32
43	Freddie Mac, Pool #QC3697	2.00	6/1/51	32
43	Freddie Mac, Pool #SD8160	2.00	8/1/51	33
31	Freddie Mac, Pool #SB8079	2.00	12/1/35	27
13	Freddie Mac, Pool #SB8061	2.00	9/1/35	11
23	Freddie Mac, Pool #QD5748	2.00	2/1/52	17
19	Freddie Mac, Pool #SD8121	2.00	1/1/51	15
45	Freddie Mac, Pool #SD8177	2.00	11/1/51	34
18	Freddie Mac, Pool #RB5095	2.00	1/1/41	15
22	Freddie Mac, Pool #RA5155	2.00	5/1/51	17
19	Freddie Mac, Pool #SB8115	2.00	8/1/36	16
18	Freddie Mac, Pool #RA3575	2.00	9/1/50	14
19	Freddie Mac, Pool #SB8510	2.00	2/1/36	16
21	Freddie Mac, Pool #RA5040	2.00	4/1/51	16
18	Freddie Mac, Pool #SB8107	2.00	6/1/36	16
21	Freddie Mac, Pool #RA5257	2.00	5/1/51	16
20	Freddie Mac, Pool #RA4214	2.00	12/1/50	15
21	Freddie Mac, Pool #RA3328	2.00	8/1/50	16
22	Freddie Mac, Pool #SD8172	2.00	10/1/51	17
21	Freddie Mac, Pool #QC7457	2.50	9/1/51	17
7	Freddie Mac, Pool #ZS8692	2.50	4/1/33	6
21	Freddie Mac, Pool #SD8167	2.50	9/1/51	17
15	Freddie Mac, Pool #ZS4687	2.50	11/1/46	12
32	Freddie Mac, Pool #RA2643	2.50	6/1/50	25
14	Freddie Mac, Pool #RA2897	2.50	6/1/50	12
27	Freddie Mac, Pool #SB8045	2.50	5/1/35	24
21	Freddie Mac, Pool #SB0301	2.50	4/1/35	19
20	Freddie Mac, Pool #RA3528	2.50	9/1/50	16
41	Freddie Mac, Pool #RA5832	2.50	9/1/51	33
5	Freddie Mac, Pool #G18687	2.50	5/1/33	5
20	Freddie Mac, Pool #RA5286	2.50	5/1/51	16
44	Freddie Mac, Pool #SD8183	2.50	12/1/51	35
45	Freddie Mac, Pool #SD8194	2.50	2/1/52	36
7	Freddie Mac, Pool #G07445	2.50	7/1/43	6
22	Freddie Mac, Pool #RA6019	2.50	10/1/51	17
23	Freddie Mac, Pool #SD8205	2.50	4/1/52	18
20	Freddie Mac, Pool #QC2031	2.50	5/1/51	16
31	Freddie Mac, Pool #RA2634	2.50	5/1/50	24
22	Freddie Mac, Pool #RA6621	2.50	1/1/52	18
20	Freddie Mac, Pool #SD8151	2.50	6/1/51	16
22	Freddie Mac, Pool #RA6815	2.50	2/1/52	17
11	Freddie Mac, Pool #G18470	2.50	6/1/28	10
23	Freddie Mac, Pool #RA6136	2.50	10/1/51	18
14	Freddie Mac, Pool #SD8099	2.50	10/1/50	12
16	Freddie Mac, Pool #QB3703	2.50	9/1/50	12
11	Freddie Mac, Pool #G18485	2.50	10/1/28	10
16	Freddie Mac, Pool #SD8129	2.50	2/1/51	13
22	Freddie Mac, Pool #RA5802	2.50	9/1/51	18

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Freddie Mac, Pool #RB5043	2.50	4/1/40	$6
17	Freddie Mac, Pool #RA4527	2.50	2/1/51	13
13	Freddie Mac, Pool #RA2595	2.50	5/1/50	10
15	Freddie Mac, Pool #QB3287	2.50	8/1/50	12
31	Freddie Mac, Pool #SD8114	2.50	12/1/50	25
38	Freddie Mac, Pool #SD8141	2.50	4/1/51	30
21	Freddie Mac, Pool #SD8021	2.50	9/1/49	17
11	Freddie Mac, Pool #RB5054	2.50	6/1/40	9
45	Freddie Mac, Pool #SD1011	2.50	4/1/52	36
22	Freddie Mac, Pool #SD8189	2.50	1/1/52	18
16	Freddie Mac, Pool #SD8122	2.50	1/1/51	13
23	Freddie Mac, Pool #QE2352	2.50	5/1/52	19
19	Freddie Mac, Pool #SD8147	2.50	5/1/51	15
45	Freddie Mac, Pool #RA6493	2.50	12/1/51	36
13	Freddie Mac, Pool #SD8083	2.50	8/1/50	10
6	Freddie Mac, Pool #J36428	3.00	2/1/32	6
12	Freddie Mac, Pool #G08737	3.00	12/1/46	10
4	Freddie Mac, Pool #G18601	3.00	5/1/31	4
7	Freddie Mac, Pool #G61680	3.00	4/1/47	6
3	Freddie Mac, Pool #G18518	3.00	7/1/29	3
22	Freddie Mac, Pool #QD9881	3.00	3/1/52	18
5	Freddie Mac, Pool #ZS4688	3.00	11/1/46	5
5	Freddie Mac, Pool #QA1033	3.00	7/1/49	4
7	Freddie Mac, Pool #SB8046	3.00	5/1/35	7
9	Freddie Mac, Pool #SD8074	3.00	7/1/50	8
14	Freddie Mac, Pool #ZA2304	3.00	6/1/33	13
24	Freddie Mac, Pool #ZS4511	3.00	3/1/43	20
12	Freddie Mac, Pool #SD8030	3.00	12/1/49	10
8	Freddie Mac, Pool #G15145	3.00	7/1/29	7
34	Freddie Mac, Pool #ZS4522	3.00	7/1/43	29
6	Freddie Mac, Pool #ZM2089	3.00	11/1/46	5
8	Freddie Mac, Pool #QA8065	3.00	3/1/50	7
10	Freddie Mac, Pool #ZS4658	3.00	4/1/46	9
15	Freddie Mac, Pool #ZS4606	3.00	3/1/45	13
39	Freddie Mac, Pool #SD8174	3.00	10/1/51	32
14	Freddie Mac, Pool #ZS4706	3.00	3/1/47	12
16	Freddie Mac, Pool #G60989	3.00	12/1/46	14
7	Freddie Mac, Pool #SD8056	3.00	4/1/50	5
5	Freddie Mac, Pool #G08803	3.00	3/1/48	4
4	Freddie Mac, Pool #G08635	3.00	4/1/45	4
13	Freddie Mac, Pool #QB1382	3.00	7/1/50	11
10	Freddie Mac, Pool #G18663	3.00	10/1/32	9
10	Freddie Mac, Pool #QA9049	3.00	4/1/50	8
7	Freddie Mac, Pool #ZS4651	3.50	3/1/46	6
6	Freddie Mac, Pool #Q43933	3.50	10/1/46	5
23	Freddie Mac, Pool #SD8038	3.50	1/1/50	20
4	Freddie Mac, Pool #ZS4659	3.50	4/1/46	3
15	Freddie Mac, Pool #G08636	3.50	4/1/45	13
8	Freddie Mac, Pool #SB8007	3.50	9/1/34	7
2	Freddie Mac, Pool #J14069	3.50	1/1/26	2
5	Freddie Mac, Pool #V83453	3.50	10/1/47	4
7	Freddie Mac, Pool #G08784	3.50	10/1/47	6
8	Freddie Mac, Pool #G61148	3.50	9/1/47	7
17	Freddie Mac, Pool #G08554	3.50	10/1/43	15
7	Freddie Mac, Pool #G08761	3.50	5/1/47	6
6	Freddie Mac, Pool #SD8011	3.50	9/1/49	5
5	Freddie Mac, Pool #G08620	3.50	12/1/44	4
7	Freddie Mac, Pool #G08687	3.50	1/1/46	6
4	Freddie Mac, Pool #ZS4713	3.50	4/1/47	3
3	Freddie Mac, Pool #Q57871	3.50	8/1/48	3
4	Freddie Mac, Pool #ZA5052	3.50	11/1/47	4
11	Freddie Mac, Pool #ZS4618	3.50	6/1/45	10
3	Freddie Mac, Pool #ZS4771	3.50	6/1/48	3
7	Freddie Mac, Pool #G08698	3.50	3/1/46	6
4	Freddie Mac, Pool #ZS4599	3.50	1/1/45	3
14	Freddie Mac, Pool #ZS4642	3.50	12/1/45	12
4	Freddie Mac, Pool #SD8001	3.50	7/1/49	3
8	Freddie Mac, Pool #RA2469	3.50	4/1/50	7

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Freddie Mac, Pool #RA1508	3.50	10/1/49	$7
6	Freddie Mac, Pool #J30284	3.50	11/1/29	5
3	Freddie Mac, Pool #G08627	3.50	2/1/45	3
23	Freddie Mac, Pool #SD8214	3.50	5/1/52	20
3	Freddie Mac, Pool #G08770	3.50	7/1/47	3
4	Freddie Mac, Pool #G08801	4.00	2/1/48	4
7	Freddie Mac, Pool #G08775	4.00	8/1/47	6
5	Freddie Mac, Pool #C91395	4.00	9/1/31	5
5	Freddie Mac, Pool #SD0290	4.00	4/1/50	4
3	Freddie Mac, Pool #ZT2106	4.00	3/1/49	3
24	Freddie Mac, Pool #QE5462	4.00	7/1/52	21
7	Freddie Mac, Pool #SD8070	4.00	6/1/50	7
12	Freddie Mac, Pool #G08637	4.00	4/1/45	11
7	Freddie Mac, Pool #ZA4988	4.00	8/1/47	6
7	Freddie Mac, Pool #ZS4708	4.00	3/1/47	6
9	Freddie Mac, Pool #G08567	4.00	1/1/44	8
4	Freddie Mac, Pool #G08771	4.00	7/1/47	4
5	Freddie Mac, Pool #ZT1320	4.00	11/1/48	4
9	Freddie Mac, Pool #A96286	4.00	1/1/41	8
47	Freddie Mac, Pool #SD8244	4.00	9/1/52	42
2	Freddie Mac, Pool #ZA6946	4.00	5/1/49	2
3	Freddie Mac, Pool #ZT1840	4.00	9/1/48	2
10	Freddie Mac, Pool #G08606	4.00	9/1/44	9
14	Freddie Mac, Pool #ZL7781	4.00	2/1/44	13
8	Freddie Mac, Pool #ZS4631	4.00	9/1/45	7
48	Freddie Mac, Pool #SD8286	4.00	1/1/53	43
7	Freddie Mac, Pool #Q58680	4.00	9/1/48	6
24	Freddie Mac, Pool #SD8266	4.50	11/1/52	22
25	Freddie Mac, Pool #SD8340	4.50	7/1/53	23
48	Freddie Mac, Pool #SD8306	4.50	3/1/53	44
4	Freddie Mac, Pool #G08781	4.50	9/1/47	3
17	Freddie Mac, Pool #A97692	4.50	3/1/41	16
13	Freddie Mac, Pool #G01890	4.50	10/1/35	12
5	Freddie Mac, Pool #Q58217	4.50	9/1/48	4
4	Freddie Mac, Pool #C09059	4.50	3/1/44	4
5	Freddie Mac, Pool #Q52321	4.50	11/1/47	5
3	Freddie Mac, Pool #ZS4774	4.50	5/1/48	3
23	Freddie Mac, Pool #SD8245	4.50	9/1/52	21
49	Freddie Mac, Pool #SD8341	5.00	7/1/53	45
24	Freddie Mac, Pool #SD8288	5.00	1/1/53	23
24	Freddie Mac, Pool #SD8323	5.00	5/1/53	23
3	Freddie Mac, Pool #G08838	5.00	9/1/48	3
8	Freddie Mac, Pool #G04817	5.00	9/1/38	8
7	Freddie Mac, Pool #ZT1779	5.00	3/1/49	6
8	Freddie Mac, Pool #G01962	5.00	12/1/35	8
9	Freddie Mac, Pool #G05904	5.00	9/1/39	9
24	Freddie Mac, Pool #SD8331	5.50	6/1/53	23
13	Freddie Mac, Pool #G01665	5.50	3/1/34	13
24	Freddie Mac, Pool #SD8300	5.50	2/1/53	23
24	Freddie Mac, Pool #SD8342	5.50	7/1/53	24
9	Freddie Mac, Pool #G02794	6.00	5/1/37	9
25	Freddie Mac, Pool #SD8350	6.00	8/1/53	24
24	Freddie Mac, Pool #SD8325	6.00	5/1/53	24
1	Freddie Mac, Pool #C90989	6.00	9/1/26	1
21	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	17
40	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	32
19	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	15
22	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	17
22	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	18
43	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	34
37	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	29
18	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	14
34	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	27
23	Government National Mortgage Association, Pool #MA8041	2.00	5/20/52	18
22	Government National Mortgage Association, Pool #MA7880	2.00	2/20/52	18
23	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	18
20	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	15
19	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	15

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	$16
33	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	26
18	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	14
23	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	18
34	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	28
14	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	11
14	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	11
32	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	26
24	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	20
7	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	6
40	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	33
43	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	35
18	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	15
43	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	35
18	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	15
10	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	8
22	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	18
19	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	16
34	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	28
5	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	5
2	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	2
21	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	17
23	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	19
41	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	33
4	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	4
42	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	35
23	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	20
6	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	5
8	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	7
5	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	5
6	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	5
8	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	6
9	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	7
9	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	7
18	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	16
5	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	4
4	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	4
7	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	6
8	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	7
17	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	14
12	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	10
10	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	8
12	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	11
5	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	4
8	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	7
7	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	6
7	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	6
10	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	9
14	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	12
12	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	11
21	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	18
7	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	6
15	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	13
8	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	7
15	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	13
6	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	5
6	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	5
5	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	4
22	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	18
11	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	9
3	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	3
10	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	9
10	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	9
8	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	7
16	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	15
4	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	3
7	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	6
8	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	7

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	$5
7	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	6
8	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	7
8	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	7
23	Government National Mortgage Association, Pool #MA8199	3.50	8/20/52	20
4	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	3
7	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	6
7	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	6
10	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	9
8	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	7
3	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	3
6	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	6
5	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	4
8	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	7
7	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	6
4	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	3
7	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	6
14	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	12
8	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	7
5	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	5
5	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	4
4	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	4
7	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	6
4	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	4
6	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	5
8	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	7
5	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	5
9	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	8
4	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	4
4	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	4
3	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	3
3	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	3
6	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	6
3	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	3
8	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	7
9	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	9
3	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	3
3	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	3
3	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	2
3	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	3
7	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	6
3	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	2
24	Government National Mortgage Association, Pool #MA8200	4.00	8/20/52	21
4	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	4
3	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	3
27	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	25
3	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	3
6	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	6
3	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	3
3	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	3
14	Government National Mortgage Association, Pool #721760	4.50	8/15/40	14
23	Government National Mortgage Association, Pool #4801	4.50	9/20/40	22
5	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	5
2	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	2
8	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	8
2	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	2
5	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	5
25	Government National Mortgage Association, Pool #MA8877	4.50	5/20/53	23
6	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	6
5	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	4
25	Government National Mortgage Association, Pool #MA8724	4.50	3/20/53	23
3	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	3
2	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	2
2	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	2
25	Government National Mortgage Association, Pool #MA8800	5.00	4/20/53	23
25	Government National Mortgage Association, Pool #MA9016	5.00	7/20/53	24
3	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	3
11	Government National Mortgage Association, Pool #697946	5.00	3/15/39	11

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2	Government National Mortgage Association, Pool #MA5530	5.00		10/20/48	$2
3	Government National Mortgage Association, Pool #MA5988	5.00		6/20/49	3
14	Government National Mortgage Association, Pool #4559	5.00		10/20/39	14
25	Government National Mortgage Association, Pool #MA9017	5.50		7/20/53	24
25	Government National Mortgage Association, 30 YR TBA	2.00		10/20/53	20
50	Government National Mortgage Association, 30 YR TBA	3.50		10/20/53	44
50	Government National Mortgage Association, 30 YR TBA	4.00		10/20/53	44
25	Government National Mortgage Association, 30 YR TBA	4.50		10/20/53	23
50	Government National Mortgage Association, 30 YR TBA	5.00		10/20/53	46
75	Government National Mortgage Association, 30 YR TBA	5.50		10/20/53	72
50	Government National Mortgage Association, 30 YR TBA	6.00		10/20/53	49
25	Government National Mortgage Association, 30 YR TBA	6.50		11/20/53	25
	Total U.S. Government Agency Mortgages				8,764

	U.S. Government Agency Securities — 0.76%
25	Fannie Mae	0.50		6/17/25	23
25	Fannie Mae	0.75		10/8/27	21
25	Fannie Mae, Callable 12/18/23 @ 100.00	0.88		12/18/26	22
25	Fannie Mae	1.63		1/7/25	24
10	Fannie Mae	5.63		7/15/37	11
20	Fannie Mae	6.63		11/15/30	22
75	Federal Farm Credit Bank	0.88		11/18/24	70
28	Federal Farm Credit Bank, Callable 10/13/23 @ 200.00	1.55		7/26/30	22
15	Federal Home Loan Bank	2.50		6/12/26	14
40	Federal Home Loan Bank	2.75		12/13/24	39
25	Federal Home Loan Bank	3.25		11/16/28	23
55	Federal Home Loan Bank	4.38		3/13/26	54
25	Federal Home Loan Bank	5.00		2/28/25	25
10	Freddie Mac	0.00	(b)	11/15/38	5
50	Freddie Mac	0.38		7/21/25	46
5	Freddie Mac	0.38		9/23/25	5
40	Freddie Mac, Callable 2/23/24 @ 200.00	5.85		8/23/27	40
15	Freddie Mac	6.25		7/15/32	17
10	Freddie Mac	6.75		3/15/31	11
5	Tennessee Valley Authority	3.50		12/15/42	4
25	Tennessee Valley Authority	3.88		3/15/28	24
10	Tennessee Valley Authority	4.25		9/15/52	8
	Total U.S. Government Agency Securities				530

	Corporate Bonds — 14.89%
145	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	120
25	Air Products & Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00	2.70		5/15/40	17
125	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13		5/1/25	120
80	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	56
40	Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00	4.66		6/15/51	33
220	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95		1/15/42	199
140	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	125
95	Aptiv PLC/Aptiv Corp. (Automobile Components), Callable 10/16/23 @ 100.00	2.40		2/18/25	90
148	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55		9/15/55	90
115	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	107
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	42
95	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	76
470	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)(c)		4/22/32	370
90	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (TSFR3M + 147 bps)(c)		2/7/30	81
95	Berkshire Hathaway Energy Co. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	76
55	BP Capital Markets America, Inc. (Financial Services), Callable 8/24/49 @ 100.00	3.00		2/24/50	34
70	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	56

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$137	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	$107
75	Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable 2/14/31 @ 100.00	2.75	5/14/31	60
125	Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00	5.47 (SOFR + 208 bps)(c)	2/1/29	119
190	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	178
185	Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00	3.79 (SOFR + 194 bps)(c)	3/17/33	155
175	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(c)	3/31/31	157
155	Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	143
100	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00	11/1/49	74
25	Comcast Corp. (Media)	4.65	7/15/42	21
20	Consolidated Edison Co. of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	21
115	Constellation Brands, Inc. (Beverages), Callable 2/1/30 @ 100.00	2.88	5/1/30	97
115	CSX Corp. (Ground Transportation)	6.22	4/30/40	118
120	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	103
60	CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00	5.13	7/20/45	51
70	Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 8/1/26 @ 100.00	4.90	10/1/26	68
93	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	82
60	Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00	4.45	7/15/28	56
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	28
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	19
225	Eastern Energy Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	218
50	EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00	4.80	5/15/33	46
40	Elevance Health, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	32
60	Elevance Health, Inc. (Health Care Providers & Services)	4.65	1/15/43	50
95	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	74
5	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	5
139	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	119
164	FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight & Logistics)	1.88	2/20/34	130
45	Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00	5.60	3/2/33	44
45	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	45
55	General Motors Financial Co., Inc. (Consumer Finance), Callable 1/26/25 @ 100.00	2.90	2/26/25	53
125	General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00	5.85	4/6/30	120
70	Georgia Power Co. (Electric Utilities)	4.30	3/15/42	56
46	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	38
150	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	148
35	HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00	5.50	6/1/33	33
40	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	28
100	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/10/32 @ 100.00	5.20	2/10/33	97
50	International Business Machines Corp. (IT Services)	4.00	6/20/42	39
40	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	38
115	JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00	2.58 (TSFR3M + 125 bps)(c)	4/22/32	91
500	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (TSFR3M + 138 bps)(c)	4/23/29	460
100	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	86
80	Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00	3.40	1/15/31	65
105	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80	3/1/28	95
70	Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00	5.00	4/15/33	66
20	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	16
70	Martin Marietta Materials, Inc., Series CB (Construction Materials), Callable 12/15/29 @ 100.00	2.50	3/15/30	57
80	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95	4/15/31	65

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$25	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/33 @ 100.00	5.95	9/15/33	$25
190	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 11/6/23 @ 101.06	4.25	9/1/25	184
110	Microsoft Corp. (Software), Callable 2/8/46 @ 100.00	3.70	8/8/46	86
55	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	48
405	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)(c)	7/20/27	357
225	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (TSFR3M + 189 bps)(c)	1/23/30	208
95	National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable 7/15/32 @ 100.00	5.80	1/15/33	95
80	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @ 100.00	5.05	2/28/33	74
40	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @ 100.00	5.25	2/28/53	35
85	NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00	2.50	4/15/30	69
75	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	57
50	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	46
20	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 7/15/32 @ 100.00	5.40	1/15/33	19
60	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00	5.60	4/1/53	56
70	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	51
165	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38	1/1/26	163
100	Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @ 100.00	5.11	5/19/43	92
80	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	64
70	Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00	2.13	6/15/30	56
85	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	82
55	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	46
15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	15
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	23
50	Raytheon Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	41
95	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30	8/15/25	87
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	55
70	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	60
45	Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00	2.00	6/30/30	36
70	Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00	3.20	12/1/31	52
80	Southern Co. Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	61
55	Southwest Airlines Co. (Passenger Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	54
150	TCI Communications, Inc. (Media)	7.88	2/15/26	157
420	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (TSFR3M + 177 bps)(c)	6/5/28	388
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	46
40	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	38
125	The Interpublic Group of Cos., Inc. (Media)	4.20	4/15/24	124
25	The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	21
60	The Travelers Cos., Inc. (Insurance)	5.35	11/1/40	57
90	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	76
80	T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 10/16/23 @ 101.13	2.25	2/15/26	74
60	T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @ 100.00	5.65	1/15/53	55
25	UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00	3.00	8/15/31	20
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	38
35	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	30
70	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	72
25	Ventas Realty LP (Health Care REITs), Callable 11/1/24 @ 100.00	3.50	2/1/25	24
120	Ventas Realty LP (Diversified REITs), Callable 2/1/24 @ 100.00	3.75	5/1/24	118
40	Ventas Realty LP (Real Estate Management & Development), Callable 10/15/28 @ 100.00	4.40	1/15/29	37
40	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 12/15/31 @ 100.00	2.36	3/15/32	30
207	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40	3/22/41	147
55	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	52

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$85	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	$61
80	Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable 12/15/31 @ 100.00	4.28	3/15/32	68
220	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (TSFR3M + 143 bps)(c)	10/30/30	183
210	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (TSFR3M + 157 bps)(c)	5/22/28	192
55	Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00	4.90 (SOFR + 210 bps)(c)	7/25/33	50
55	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	61
55	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	59
	Total Corporate Bonds			10,438

	U.S. Treasury Obligations — 29.07%
15	U.S. Treasury Bond	1.13	5/15/40	9
8	U.S. Treasury Bond	1.13	8/15/40	5
125	U.S. Treasury Bond	1.25	5/15/50	59
145	U.S. Treasury Bond	1.38	8/15/50	71
133	U.S. Treasury Bond	1.38	11/15/40	79
140	U.S. Treasury Bond	1.63	11/15/50	73
100	U.S. Treasury Bond	1.75	8/15/41	62
156	U.S. Treasury Bond	1.88	2/15/51	87
148	U.S. Treasury Bond	1.88	11/15/51	83
140	U.S. Treasury Bond	1.88	2/15/41	90
145	U.S. Treasury Bond	2.00	11/15/41	94
106	U.S. Treasury Bond	2.00	2/15/50	62
159	U.S. Treasury Bond	2.00	8/15/51	92
100	U.S. Treasury Bond	2.25	5/15/41	69
117	U.S. Treasury Bond	2.25	8/15/46	74
173	U.S. Treasury Bond	2.25	2/15/52	106
101	U.S. Treasury Bond	2.25	8/15/49	63
110	U.S. Treasury Bond	2.38	2/15/42	76
96	U.S. Treasury Bond	2.38	11/15/49	61
110	U.S. Treasury Bond	2.38	5/15/51	70
75	U.S. Treasury Bond	2.50	5/15/46	50
80	U.S. Treasury Bond	2.50	2/15/46	54
60	U.S. Treasury Bond	2.50	2/15/45	41
10	U.S. Treasury Bond	2.75	11/15/42	7
55	U.S. Treasury Bond	2.75	8/15/47	38
80	U.S. Treasury Bond	2.75	11/15/47	56
147	U.S. Treasury Bond	2.88	5/15/52	104
50	U.S. Treasury Bond	2.88	8/15/45	36
94	U.S. Treasury Bond	2.88	5/15/49	67
65	U.S. Treasury Bond	2.88	11/15/46	47
75	U.S. Treasury Bond	2.88	5/15/43	56
95	U.S. Treasury Bond	3.00	8/15/48	69
50	U.S. Treasury Bond	3.00	2/15/48	37
90	U.S. Treasury Bond	3.00	2/15/49	66
115	U.S. Treasury Bond	3.00	8/15/52	84
50	U.S. Treasury Bond	3.00	11/15/45	37
75	U.S. Treasury Bond	3.00	2/15/47	55
55	U.S. Treasury Bond	3.00	5/15/47	40
45	U.S. Treasury Bond	3.00	5/15/45	33
100	U.S. Treasury Bond	3.00	11/15/44	75
90	U.S. Treasury Bond	3.13	2/15/43	70
22	U.S. Treasury Bond	3.13	8/15/44	17
80	U.S. Treasury Bond	3.13	5/15/48	60
25	U.S. Treasury Bond	3.13	11/15/41	20
125	U.S. Treasury Bond	3.25	5/15/42	100
75	U.S. Treasury Bond	3.38	5/15/44	60
10	U.S. Treasury Bond	3.38	8/15/42	8
30	U.S. Treasury Bond	3.38	11/15/48	24
8	U.S. Treasury Bond	3.50	2/15/39	7
75	U.S. Treasury Bond	3.63	8/15/43	63
100	U.S. Treasury Bond	3.63	2/15/44	83

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Bond	3.63	5/15/53	$83
98	U.S. Treasury Bond	3.63	2/15/53	81
75	U.S. Treasury Bond	3.75	11/15/43	64
33	U.S. Treasury Bond	3.75	8/15/41	29
30	U.S. Treasury Bond	3.88	2/15/43	26
25	U.S. Treasury Bond	3.88	5/15/43	22
10	U.S. Treasury Bond	3.88	8/15/40	9
73	U.S. Treasury Bond	4.00	11/15/52	65
25	U.S. Treasury Bond	4.00	11/15/42	22
50	U.S. Treasury Bond	4.13	8/15/53	45
100	U.S. Treasury Bond	4.25	11/15/40	93
30	U.S. Treasury Bond	4.38	8/15/43	28
25	U.S. Treasury Bond	4.38	2/15/38	24
15	U.S. Treasury Bond	4.38	5/15/40	14
25	U.S. Treasury Bond	4.38	11/15/39	24
35	U.S. Treasury Bond	4.38	5/15/41	33
65	U.S. Treasury Bond	4.50	2/15/36	65
35	U.S. Treasury Bond	4.63	2/15/40	34
25	U.S. Treasury Bond	4.75	2/15/37	25
70	U.S. Treasury Bond	4.75	2/15/41	69
40	U.S. Treasury Bond	5.00	5/15/37	42
20	U.S. Treasury Bond	5.25	2/15/29	20
40	U.S. Treasury Bond	5.38	2/15/31	42
25	U.S. Treasury Bond	6.00	2/15/26	25
60	U.S. Treasury Bond	6.13	11/15/27	63
25	U.S. Treasury Bond	6.13	8/15/29	27
35	U.S. Treasury Bond	6.25	5/15/30	38
15	U.S. Treasury Bond	6.50	11/15/26	16
15	U.S. Treasury Bond	7.63	2/15/25	15
55	U.S. Treasury Note	0.25	9/30/25	50
60	U.S. Treasury Note	0.25	8/31/25	55
30	U.S. Treasury Note	0.25	7/31/25	27
75	U.S. Treasury Note	0.25	10/31/25	68
50	U.S. Treasury Note	0.25	5/31/25	46
82	U.S. Treasury Note	0.38	1/31/26	74
60	U.S. Treasury Note	0.38	11/30/25	54
25	U.S. Treasury Note	0.38	12/31/25	23
80	U.S. Treasury Note	0.38	4/30/25	74
35	U.S. Treasury Note	0.38	9/30/27	30
115	U.S. Treasury Note	0.38	7/31/27	98
130	U.S. Treasury Note	0.50	2/28/26	117
105	U.S. Treasury Note	0.50	6/30/27	90
100	U.S. Treasury Note	0.50	10/31/27	85
5	U.S. Treasury Note	0.50	4/30/27	4
100	U.S. Treasury Note	0.50	8/31/27	85
195	U.S. Treasury Note	0.63	5/15/30	151
80	U.S. Treasury Note	0.63	12/31/27	68
120	U.S. Treasury Note	0.63	10/15/24	114
140	U.S. Treasury Note	0.63	7/31/26	125
85	U.S. Treasury Note	0.63	11/30/27	72
5	U.S. Treasury Note	0.63	3/31/27	4
250	U.S. Treasury Note	0.63	8/15/30	192
120	U.S. Treasury Note	0.75	1/31/28	102
150	U.S. Treasury Note	0.75	5/31/26	135
125	U.S. Treasury Note	0.75	4/30/26	113
100	U.S. Treasury Note	0.75	11/15/24	95
42	U.S. Treasury Note	0.75	8/31/26	37
145	U.S. Treasury Note	0.75	3/31/26	131
60	U.S. Treasury Note	0.88	6/30/26	54
145	U.S. Treasury Note	0.88	9/30/26	129
185	U.S. Treasury Note	0.88	11/15/30	144
135	U.S. Treasury Note	1.00	12/15/24	128
85	U.S. Treasury Note	1.00	7/31/28	72
10	U.S. Treasury Note	1.13	2/28/27	9
70	U.S. Treasury Note	1.13	2/28/25	66
135	U.S. Treasury Note	1.13	1/15/25	128
155	U.S. Treasury Note	1.13	2/29/28	133
145	U.S. Treasury Note	1.13	10/31/26	130

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$251	U.S. Treasury Note	1.13	2/15/31	$197
125	U.S. Treasury Note	1.13	8/31/28	106
65	U.S. Treasury Note	1.25	6/30/28	56
145	U.S. Treasury Note	1.25	12/31/26	130
130	U.S. Treasury Note	1.25	3/31/28	112
90	U.S. Treasury Note	1.25	4/30/28	77
270	U.S. Treasury Note	1.25	8/15/31	210
100	U.S. Treasury Note	1.25	5/31/28	86
120	U.S. Treasury Note	1.25	9/30/28	102
150	U.S. Treasury Note	1.25	11/30/26	135
80	U.S. Treasury Note	1.38	12/31/28	68
197	U.S. Treasury Note	1.38	11/15/31	154
120	U.S. Treasury Note	1.38	10/31/28	102
63	U.S. Treasury Note	1.50	2/15/30	52
185	U.S. Treasury Note	1.50	1/31/27	167
85	U.S. Treasury Note	1.50	2/15/25	81
85	U.S. Treasury Note	1.50	11/30/28	73
90	U.S. Treasury Note	1.50	11/30/24	86
140	U.S. Treasury Note	1.50	8/15/26	128
195	U.S. Treasury Note	1.63	5/15/31	158
60	U.S. Treasury Note	1.63	2/15/26	56
130	U.S. Treasury Note	1.63	5/15/26	120
130	U.S. Treasury Note	1.63	8/15/29	110
70	U.S. Treasury Note	1.63	9/30/26	64
88	U.S. Treasury Note	1.75	12/31/24	84
20	U.S. Treasury Note	1.75	12/31/26	18
75	U.S. Treasury Note	1.75	3/15/25	71
120	U.S. Treasury Note	1.75	11/15/29	102
90	U.S. Treasury Note	1.75	1/31/29	78
25	U.S. Treasury Note	1.88	6/30/26	23
75	U.S. Treasury Note	1.88	7/31/26	69
75	U.S. Treasury Note	1.88	2/28/29	65
180	U.S. Treasury Note	1.88	2/28/27	164
247	U.S. Treasury Note	1.88	2/15/32	200
160	U.S. Treasury Note	2.00	11/15/26	147
140	U.S. Treasury Note	2.00	8/15/25	132
170	U.S. Treasury Note	2.00	2/15/25	163
85	U.S. Treasury Note	2.13	5/15/25	81
50	U.S. Treasury Note	2.13	11/30/24	48
85	U.S. Treasury Note	2.13	5/31/26	79
165	U.S. Treasury Note	2.25	2/15/27	152
125	U.S. Treasury Note	2.25	11/15/24	121
150	U.S. Treasury Note	2.25	11/15/27	136
95	U.S. Treasury Note	2.25	11/15/25	90
160	U.S. Treasury Note	2.25	8/15/27	146
55	U.S. Treasury Note	2.25	10/31/24	53
80	U.S. Treasury Note	2.25	3/31/26	75
55	U.S. Treasury Note	2.25	12/31/24	53
80	U.S. Treasury Note	2.38	4/30/26	75
120	U.S. Treasury Note	2.38	5/15/29	107
140	U.S. Treasury Note	2.38	5/15/27	129
70	U.S. Treasury Note	2.38	3/31/29	62
80	U.S. Treasury Note	2.50	3/31/27	74
60	U.S. Treasury Note	2.50	2/28/26	57
45	U.S. Treasury Note	2.63	5/31/27	42
75	U.S. Treasury Note	2.63	3/31/25	72
90	U.S. Treasury Note	2.63	12/31/25	86
165	U.S. Treasury Note	2.63	2/15/29	149
55	U.S. Treasury Note	2.63	7/31/29	49
85	U.S. Treasury Note	2.63	1/31/26	81
70	U.S. Treasury Note	2.63	4/15/25	67
60	U.S. Treasury Note	2.75	5/31/29	54
90	U.S. Treasury Note	2.75	6/30/25	86
218	U.S. Treasury Note	2.75	8/15/32	189
66	U.S. Treasury Note	2.75	7/31/27	61
85	U.S. Treasury Note	2.75	8/31/25	81
75	U.S. Treasury Note	2.75	4/30/27	70
65	U.S. Treasury Note	2.75	5/15/25	63

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$105	U.S. Treasury Note	2.75	2/15/28	$97
90	U.S. Treasury Note	2.75	2/28/25	87
65	U.S. Treasury Note	2.88	4/30/29	59
90	U.S. Treasury Note	2.88	4/30/25	87
125	U.S. Treasury Note	2.88	8/15/28	115
238	U.S. Treasury Note	2.88	5/15/32	208
160	U.S. Treasury Note	2.88	5/15/28	148
90	U.S. Treasury Note	2.88	11/30/25	86
75	U.S. Treasury Note	2.88	7/31/25	72
65	U.S. Treasury Note	2.88	6/15/25	63
85	U.S. Treasury Note	3.00	9/30/25	82
85	U.S. Treasury Note	3.00	10/31/25	82
60	U.S. Treasury Note	3.00	7/15/25	58
140	U.S. Treasury Note	3.13	11/15/28	130
65	U.S. Treasury Note	3.13	8/31/27	61
55	U.S. Treasury Note	3.13	8/31/29	51
60	U.S. Treasury Note	3.13	8/15/25	58
70	U.S. Treasury Note	3.25	6/30/27	67
60	U.S. Treasury Note	3.25	6/30/29	56
195	U.S. Treasury Note	3.38	5/15/33	177
70	U.S. Treasury Note	3.50	4/30/30	66
170	U.S. Treasury Note	3.50	2/15/33	156
70	U.S. Treasury Note	3.50	1/31/30	66
90	U.S. Treasury Note	3.50	1/31/28	86
85	U.S. Treasury Note	3.50	9/15/25	83
85	U.S. Treasury Note	3.50	4/30/28	81
80	U.S. Treasury Note	3.63	5/15/26	78
70	U.S. Treasury Note	3.63	3/31/30	66
90	U.S. Treasury Note	3.63	5/31/28	86
90	U.S. Treasury Note	3.63	3/31/28	86
70	U.S. Treasury Note	3.75	5/31/30	66
70	U.S. Treasury Note	3.75	6/30/30	66
80	U.S. Treasury Note	3.75	4/15/26	78
135	U.S. Treasury Note	3.88	8/15/33	128
85	U.S. Treasury Note	3.88	3/31/25	83
85	U.S. Treasury Note	3.88	4/30/25	83
75	U.S. Treasury Note	3.88	11/30/29	72
75	U.S. Treasury Note	3.88	12/31/29	72
90	U.S. Treasury Note	3.88	12/31/27	87
80	U.S. Treasury Note	3.88	1/15/26	78
75	U.S. Treasury Note	3.88	9/30/29	72
90	U.S. Treasury Note	3.88	11/30/27	87
105	U.S. Treasury Note	4.00	10/31/29	101
80	U.S. Treasury Note	4.00	2/15/26	78
85	U.S. Treasury Note	4.00	12/15/25	83
40	U.S. Treasury Note	4.00	2/29/28	39
45	U.S. Treasury Note	4.00	7/31/30	43
85	U.S. Treasury Note	4.00	6/30/28	83
70	U.S. Treasury Note	4.00	2/28/30	68
80	U.S. Treasury Note	4.13	6/15/26	79
85	U.S. Treasury Note	4.13	7/31/28	83
90	U.S. Treasury Note	4.13	10/31/27	88
90	U.S. Treasury Note	4.13	9/30/27	88
85	U.S. Treasury Note	4.13	1/31/25	84
142	U.S. Treasury Note	4.13	11/15/32	137
70	U.S. Treasury Note	4.13	8/31/30	68
85	U.S. Treasury Note	4.25	12/31/24	84
85	U.S. Treasury Note	4.25	10/15/25	84
85	U.S. Treasury Note	4.25	5/31/25	84
90	U.S. Treasury Note	4.38	10/31/24	89
85	U.S. Treasury Note	4.38	8/15/26	84
95	U.S. Treasury Note	4.38	8/31/28	94
80	U.S. Treasury Note	4.50	7/15/26	79
85	U.S. Treasury Note	4.50	11/15/25	84
90	U.S. Treasury Note	4.50	11/30/24	89
90	U.S. Treasury Note	4.63	9/15/26	90
85	U.S. Treasury Note	4.63	6/30/25	84
100	U.S. Treasury Note	4.63	9/30/28	100

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$85	U.S. Treasury Note	4.63		2/28/25	$84
80	U.S. Treasury Note	4.63		3/15/26	79
75	U.S. Treasury Note	4.63		9/30/30	75
85	U.S. Treasury Note	4.75		7/31/25	84
90	U.S. Treasury Note	5.00		8/31/25	90
95	U.S. Treasury Note	5.00		9/30/25	95
	Total U.S. Treasury Obligations				20,382

	Yankee Dollars — 1.58%
45	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	46
35	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	32
64	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	75
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	160
45	Canadian Pacific Railway Co. (Transportation Infrastructure)	7.13		10/15/31	48
40	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75		6/15/30	46
90	Diageo Capital PLC (Financial Services)	5.88		9/30/36	91
80	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	50
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	98
75	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	75
80	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	84
40	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	33
60	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	71
70	Shell International Finance BV (Financial Services)	4.55		8/12/43	59
35	Telefonica Emisiones SA (Diversified Telecommunication Services)	7.05		6/20/36	36
70	The Toronto-Dominion Bank (Banks)	3.20		3/10/32	57
25	Vodafone Group PLC (Wireless Telecommunication Services)	4.13		5/30/25	24
25	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	25
	Total Yankee Dollars				1,110

Shares
	Exchange-Traded Fund — 33.86%
415,524	Vanguard Intermediate-Term Treasury ETF				23,746
	Total Exchange-Traded Fund				23,746

	Investment Companies — 6.96%
111,704	State Street Institutional Treasury Money Market Fund, Premier Class	5.28	(d)		112
4,770,362	State Street Institutional Treasury Plus Money Market Fund, Trust Class	5.23	(d)		4,770
	Total Investment Companies				4,882

	Total Investments (cost $76,751) — 100.66%				70,582
	Liabilities in excess of other assets — (0.66)%				(460)
	Net Assets — 100.00%				$70,122

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2023.
(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2023.
(c)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2023.
(d)	Annualized 7-day yield as of period-end.

bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M—3 Month SOFR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Asset Backed Securities	-	0.20%	-	-	0.20%
Collateralized Mortgage Obligations	-	0.84%	-	-	0.84%
U.S. Government Agency Mortgages	-	12.50%	-	-	12.50%
U.S. Government Agency Securities	-	0.76%	-	-	0.76%
Corporate Bonds	14.89%	-	-	-	14.89%
U.S. Treasury Obligations	-	29.07%	-	-	29.07%
Yankee Dollars	1.58%	-	-	-	1.58%
Exchange Traded Fund	-	-	33.86%	-	33.86%
Investment Companies	0.16%	1.13%	0.55%	5.12%	6.96%
Other Assets (Liabilities)	0.19%	-0.85%	-	-	-0.66%
Total Net Assets	16.82%	43.65%	34.41%	5.12%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Financial Services) ^(a)(b)			$–
	Total Common Stock			–

	Investment Companies — 97.85%
129,168	Apollo Senior Floating Rate Fund, Inc.			1,736
111,376	Apollo Tactical Income Fund, Inc.			1,489
89,037	BlackRock Debt Strategies Fund, Inc.			914
241,483	BlackRock Floating Rate Income Trust			2,912
374,047	Blackstone Strategic Credit Term Fund			4,111
233,055	Eaton Vance, Ltd. Duration Income Fund			2,107
1,177,000	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	4.99	(c)	1,177
102,040	First Trust High Income Long/Short Fund			1,094
293,165	First Trust High Yield Opportunities 2027 Term Fund			3,905
370,522	First Trust Senior Floating Rate Income Fund II			3,705
427,113	Franklin, Ltd. Duration Income Trust			2,601
793,163	Nuveen Credit Strategies Income Fund			4,013
531,802	Nuveen Floating Rate Income Fund Closed End Fund			4,367
341,503	PGIM Global High Yield Fund, Inc.			3,681
312,695	PGIM High Yield Bond Fund, Inc.			3,684
300,138	PGIM Short Duration High Yield Opportunities Fund			4,350
139,911,427	State Street Institutional Treasury Plus Money Market Fund, Trust Class	5.23	(c)	139,911
1,338,196	State Street Institutional U.S. Government Money Market Fund, Administrative Class	5.04	(c)	1,338
296,034	Western Asset Diversified Income Fund			3,919
403,530	Western Asset High Income Opportunity Fund, Inc.			1,469
227,736	Western Asset High Yield Defined Opportunity Fund, Inc.			2,617
	Total Investment Companies			195,100

	Total Investments (cost $196,384) — 97.85%			195,100
	Other assets in excess of liabilities — 2.15%			4,281
	Net Assets — 100.00%			$199,381

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending.
(a)	Escrow security due to bankruptcy.
(b)	Security was valued using significant unobservable inputs as of September 30, 2023.
(c)	Annualized 7-day yield as of period-end.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Corporate Opportunities Portfolio	City of London Investment Management Company, Limited	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stock	-	-	0.00%	0.00%
Investment Companies	27.09%	70.16%	0.60%	97.85%
Other Assets (Liabilities)	0.38%	2.34%	-0.57%	2.15%
Total Net Assets	27.47%	72.50%	0.03%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5 Year US Treasury Note Future	835	12/29/23	$87,975	$(894)
E-Mini S&P 500 Future	261	12/15/23	56,448	(2,606)
$144,423	$(3,500)

Total Unrealized Appreciation	$—
Total Unrealized Depreciation	(3,500)
Total Net Unrealized Appreciation/(Depreciation)	$(3,500)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Securities — 1.13%
$200	Fannie Mae	0.38		8/25/25	$183
650	Fannie Mae	0.50		6/17/25	600
400	Fannie Mae	0.50		11/7/25	364
150	Fannie Mae	0.63		4/22/25	140
550	Fannie Mae	0.75		10/8/27	470
100	Fannie Mae, Callable 12/18/23 @ 100.00	0.88		12/18/26	88
200	Fannie Mae	0.88		8/5/30	154
100	Fannie Mae	1.88		9/24/26	92
150	Fannie Mae	2.13		4/24/26	140
95	Fannie Mae	6.25		5/15/29	102
160	Fannie Mae	6.63		11/15/30	177
180	Fannie Mae	7.25		5/15/30	204
500	Federal Farm Credit Bank	0.88		11/18/24	475
250	Federal Farm Credit Bank	1.13		1/6/25	237
75	Federal Farm Credit Bank, Callable 10/13/23 @ 100.00	1.24		12/23/30	57
468	Federal Farm Credit Bank, Callable 10/13/23 @ 100.00	1.55		7/26/30	370
250	Federal Farm Credit Bank	1.75		2/14/25	238
300	Federal Farm Credit Bank	4.38		7/6/26	295
100	Federal Farm Credit Bank	4.50		8/14/26	99
200	Federal Farm Credit Bank	4.75		5/28/26	199
300	Federal Home Loan Bank	0.38		9/4/25	274
700	Federal Home Loan Bank	0.50		4/14/25	652
70	Federal Home Loan Bank, Callable 10/27/23 @ 100.00	1.00		7/27/26	63
100	Federal Home Loan Bank	1.25		12/21/26	89
300	Federal Home Loan Bank	3.25		6/9/28	281
800	Federal Home Loan Bank, Series 2, Callable 11/28/23 @ 100.00	4.00		8/28/25	781
300	Federal Home Loan Bank	4.00		6/30/28	291
200	Federal Home Loan Bank	4.38		6/12/26	197
165	Federal Home Loan Bank	5.50		7/15/36	174
100	Freddie Mac, Series 1	0.00	(a)	11/15/38	46
650	Freddie Mac	0.38		7/21/25	597
500	Freddie Mac	0.38		9/23/25	456
400	Freddie Mac, Callable 10/27/23 @ 100.00	0.80		10/27/26	352
350	Freddie Mac	1.50		2/12/25	332
27	Freddie Mac, Callable 11/28/23 @ 100.00	4.20		8/28/25	26
250	Freddie Mac	6.25		7/15/32	275
180	Freddie Mac	6.75		3/15/31	201
85	Tennessee Valley Authority	5.25		9/15/39	83
200	Tennessee Valley Authority	5.38		4/1/56	199
100	Tennessee Valley Authority	5.88		4/1/36	106
140	Tennessee Valley Authority	6.15		1/15/38	151
	Total U.S. Government Agency Securities				10,310

	U.S. Treasury Obligations — 44.71%
1,500	U.S. Treasury Bond	1.13		5/15/40	860
2,625	U.S. Treasury Bond	1.13		8/15/40	1,491
2,610	U.S. Treasury Bond	1.25		5/15/50	1,232
1,965	U.S. Treasury Bond	1.38		11/15/40	1,161
2,580	U.S. Treasury Bond	1.38		8/15/50	1,259
2,820	U.S. Treasury Bond	1.63		11/15/50	1,477
2,625	U.S. Treasury Bond	1.75		8/15/41	1,634
2,975	U.S. Treasury Bond	1.88		11/15/51	1,659
2,695	U.S. Treasury Bond	1.88		2/15/51	1,511
2,140	U.S. Treasury Bond	1.88		2/15/41	1,380
4,335	U.S. Treasury Bond	2.00		8/15/51	2,503
3,320	U.S. Treasury Bond	2.00		11/15/41	2,154
1,370	U.S. Treasury Bond	2.00		2/15/50	800
3,010	U.S. Treasury Bond	2.25		2/15/52	1,848
1,750	U.S. Treasury Bond	2.25		5/15/41	1,200
1,260	U.S. Treasury Bond	2.25		8/15/46	799
1,250	U.S. Treasury Bond	2.25		8/15/49	778
1,880	U.S. Treasury Bond	2.38		2/15/42	1,299
3,860	U.S. Treasury Bond	2.38		5/15/51	2,449
3,000	U.S. Treasury Bond	2.38		11/15/49	1,920
2,015	U.S. Treasury Bond	2.50		2/15/45	1,368
800	U.S. Treasury Bond	2.50		5/15/46	536

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,135	U.S. Treasury Bond	2.50	2/15/46	$761
1,110	U.S. Treasury Bond	2.75	8/15/47	775
2,320	U.S. Treasury Bond	2.75	11/15/47	1,617
450	U.S. Treasury Bond	2.75	8/15/42	329
1,995	U.S. Treasury Bond	2.75	11/15/42	1,455
2,000	U.S. Treasury Bond	2.88	5/15/49	1,427
780	U.S. Treasury Bond	2.88	8/15/45	565
2,095	U.S. Treasury Bond	2.88	5/15/52	1,486
955	U.S. Treasury Bond	2.88	11/15/46	686
1,766	U.S. Treasury Bond	2.88	5/15/43	1,307
1,125	U.S. Treasury Bond	3.00	5/15/42	861
440	U.S. Treasury Bond	3.00	2/15/47	323
1,645	U.S. Treasury Bond	3.00	2/15/49	1,203
670	U.S. Treasury Bond	3.00	11/15/45	495
1,010	U.S. Treasury Bond	3.00	5/15/45	750
1,460	U.S. Treasury Bond	3.00	8/15/48	1,067
1,370	U.S. Treasury Bond	3.00	2/15/48	1,002
1,075	U.S. Treasury Bond	3.00	5/15/47	788
955	U.S. Treasury Bond	3.00	11/15/44	712
2,270	U.S. Treasury Bond	3.00	8/15/52	1,655
1,000	U.S. Treasury Bond	3.13	11/15/41	786
1,030	U.S. Treasury Bond	3.13	5/15/48	772
1,230	U.S. Treasury Bond	3.13	8/15/44	939
1,177	U.S. Treasury Bond	3.13	2/15/43	911
1,000	U.S. Treasury Bond	3.13	2/15/42	783
850	U.S. Treasury Bond	3.25	5/15/42	677
1,130	U.S. Treasury Bond	3.38	5/15/44	901
2,900	U.S. Treasury Bond	3.38	11/15/48	2,275
1,315	U.S. Treasury Bond	3.38	8/15/42	1,066
40	U.S. Treasury Bond	3.50	2/15/39	35
1,905	U.S. Treasury Bond	3.63	5/15/53	1,578
2,100	U.S. Treasury Bond	3.63	2/15/53	1,738
1,470	U.S. Treasury Bond	3.63	8/15/43	1,226
1,030	U.S. Treasury Bond	3.63	2/15/44	856
920	U.S. Treasury Bond	3.75	11/15/43	781
150	U.S. Treasury Bond	3.88	5/15/43	130
225	U.S. Treasury Bond	3.88	8/15/40	200
875	U.S. Treasury Bond	3.88	2/15/43	762
925	U.S. Treasury Bond	4.00	11/15/52	820
915	U.S. Treasury Bond	4.13	8/15/53	831
30	U.S. Treasury Bond	4.25	5/15/39	28
550	U.S. Treasury Bond	4.25	11/15/40	511
855	U.S. Treasury Bond	4.38	11/15/39	813
530	U.S. Treasury Bond	4.38	2/15/38	513
551	U.S. Treasury Bond	4.38	5/15/41	519
163	U.S. Treasury Bond	4.38	5/15/40	154
255	U.S. Treasury Bond	4.50	5/15/38	249
1,025	U.S. Treasury Bond	4.50	2/15/36	1,022
1,150	U.S. Treasury Bond	4.50	8/15/39	1,114
673	U.S. Treasury Bond	4.63	2/15/40	659
520	U.S. Treasury Bond	4.75	2/15/37	529
1,500	U.S. Treasury Bond	4.75	2/15/41	1,483
235	U.S. Treasury Bond	5.00	5/15/37	244
425	U.S. Treasury Bond	5.25	2/15/29	435
282	U.S. Treasury Bond	5.25	11/15/28	289
1,274	U.S. Treasury Bond	5.38	2/15/31	1,332
400	U.S. Treasury Bond	5.50	8/15/28	414
85	U.S. Treasury Bond	6.00	2/15/26	87
265	U.S. Treasury Bond	6.13	11/15/27	279
280	U.S. Treasury Bond	6.13	8/15/29	301
1,090	U.S. Treasury Bond	6.25	5/15/30	1,187
100	U.S. Treasury Bond	6.38	8/15/27	105
218	U.S. Treasury Bond	6.50	11/15/26	228
1,000	U.S. Treasury Bond	6.63	2/15/27	1,054
200	U.S. Treasury Bond	6.75	8/15/26	209
300	U.S. Treasury Bond	6.88	8/15/25	308
295	U.S. Treasury Bond	7.63	2/15/25	303
1,580	U.S. Treasury Note	0.25	7/31/25	1,446

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,680	U.S. Treasury Note	0.25	10/31/25	$2,429
1,145	U.S. Treasury Note	0.25	9/30/25	1,042
3,105	U.S. Treasury Note	0.25	8/31/25	2,832
2,525	U.S. Treasury Note	0.25	5/31/25	2,328
1,675	U.S. Treasury Note	0.25	6/30/25	1,539
3,415	U.S. Treasury Note	0.38	9/30/27	2,882
2,075	U.S. Treasury Note	0.38	7/31/27	1,762
2,100	U.S. Treasury Note	0.38	1/31/26	1,890
610	U.S. Treasury Note	0.38	9/15/24	581
2,500	U.S. Treasury Note	0.38	11/30/25	2,264
1,895	U.S. Treasury Note	0.38	12/31/25	1,713
3,120	U.S. Treasury Note	0.38	8/15/24	2,984
1,560	U.S. Treasury Note	0.38	4/30/25	1,446
2,175	U.S. Treasury Note	0.50	2/28/26	1,958
1,905	U.S. Treasury Note	0.50	3/31/25	1,775
1,900	U.S. Treasury Note	0.50	6/30/27	1,627
2,600	U.S. Treasury Note	0.50	5/31/27	2,234
3,090	U.S. Treasury Note	0.50	8/31/27	2,629
2,425	U.S. Treasury Note	0.50	10/31/27	2,051
1,885	U.S. Treasury Note	0.50	4/30/27	1,625
2,720	U.S. Treasury Note	0.63	5/15/30	2,105
1,575	U.S. Treasury Note	0.63	3/31/27	1,368
3,895	U.S. Treasury Note	0.63	8/15/30	2,989
2,885	U.S. Treasury Note	0.63	11/30/27	2,446
2,925	U.S. Treasury Note	0.63	10/15/24	2,784
2,800	U.S. Treasury Note	0.63	12/31/27	2,368
1,635	U.S. Treasury Note	0.63	7/31/26	1,455
3,090	U.S. Treasury Note	0.75	3/31/26	2,794
3,470	U.S. Treasury Note	0.75	4/30/26	3,126
2,960	U.S. Treasury Note	0.75	11/15/24	2,811
2,800	U.S. Treasury Note	0.75	5/31/26	2,514
4,025	U.S. Treasury Note	0.75	1/31/28	3,412
1,845	U.S. Treasury Note	0.75	8/31/26	1,643
4,830	U.S. Treasury Note	0.88	11/15/30	3,757
2,295	U.S. Treasury Note	0.88	6/30/26	2,065
1,615	U.S. Treasury Note	0.88	9/30/26	1,441
3,365	U.S. Treasury Note	1.00	7/31/28	2,838
2,975	U.S. Treasury Note	1.00	12/15/24	2,824
3,775	U.S. Treasury Note	1.13	10/31/26	3,382
2,780	U.S. Treasury Note	1.13	1/15/25	2,635
3,635	U.S. Treasury Note	1.13	8/31/28	3,078
2,135	U.S. Treasury Note	1.13	2/28/25	2,015
650	U.S. Treasury Note	1.13	2/28/27	577
5,490	U.S. Treasury Note	1.13	2/15/31	4,329
2,465	U.S. Treasury Note	1.13	2/29/28	2,121
3,195	U.S. Treasury Note	1.25	11/30/26	2,867
3,390	U.S. Treasury Note	1.25	5/31/28	2,911
3,510	U.S. Treasury Note	1.25	4/30/28	3,022
5,385	U.S. Treasury Note	1.25	8/15/31	4,209
2,460	U.S. Treasury Note	1.25	3/31/28	2,123
2,185	U.S. Treasury Note	1.25	9/30/28	1,857
3,515	U.S. Treasury Note	1.25	6/30/28	3,010
2,000	U.S. Treasury Note	1.25	12/31/26	1,792
4,500	U.S. Treasury Note	1.38	11/15/31	3,527
1,205	U.S. Treasury Note	1.38	1/31/25	1,144
450	U.S. Treasury Note	1.38	8/31/26	408
3,470	U.S. Treasury Note	1.38	12/31/28	2,947
3,525	U.S. Treasury Note	1.38	10/31/28	3,007
3,370	U.S. Treasury Note	1.50	2/15/25	3,200
370	U.S. Treasury Note	1.50	10/31/24	355
1,000	U.S. Treasury Note	1.50	8/15/26	912
2,400	U.S. Treasury Note	1.50	11/30/24	2,295
3,530	U.S. Treasury Note	1.50	11/30/28	3,025
4,105	U.S. Treasury Note	1.50	1/31/27	3,696
1,810	U.S. Treasury Note	1.50	2/15/30	1,500
3,500	U.S. Treasury Note	1.63	5/15/26	3,221
600	U.S. Treasury Note	1.63	9/30/26	548
1,000	U.S. Treasury Note	1.63	10/31/26	910

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$945	U.S. Treasury Note	1.63	11/30/26	$858
2,930	U.S. Treasury Note	1.63	8/15/29	2,486
1,400	U.S. Treasury Note	1.63	2/15/26	1,297
4,455	U.S. Treasury Note	1.63	5/15/31	3,616
1,100	U.S. Treasury Note	1.75	12/31/26	1,001
1,890	U.S. Treasury Note	1.75	11/15/29	1,607
3,320	U.S. Treasury Note	1.75	1/31/29	2,869
1,160	U.S. Treasury Note	1.75	12/31/24	1,110
1,095	U.S. Treasury Note	1.75	3/15/25	1,041
410	U.S. Treasury Note	1.88	6/30/26	379
490	U.S. Treasury Note	1.88	8/31/24	474
3,100	U.S. Treasury Note	1.88	2/15/32	2,518
2,390	U.S. Treasury Note	1.88	7/31/26	2,205
3,200	U.S. Treasury Note	1.88	2/28/29	2,779
1,650	U.S. Treasury Note	1.88	2/28/27	1,502
2,971	U.S. Treasury Note	2.00	2/15/25	2,841
2,575	U.S. Treasury Note	2.00	8/15/25	2,432
2,885	U.S. Treasury Note	2.00	11/15/26	2,653
290	U.S. Treasury Note	2.13	7/31/24	282
2,985	U.S. Treasury Note	2.13	5/15/25	2,842
1,430	U.S. Treasury Note	2.13	5/31/26	1,333
445	U.S. Treasury Note	2.13	11/30/24	429
1,785	U.S. Treasury Note	2.25	2/15/27	1,647
2,500	U.S. Treasury Note	2.25	3/31/26	2,346
795	U.S. Treasury Note	2.25	12/31/24	765
1,135	U.S. Treasury Note	2.25	11/15/24	1,096
790	U.S. Treasury Note	2.25	10/31/24	764
1,775	U.S. Treasury Note	2.25	11/15/27	1,614
2,575	U.S. Treasury Note	2.25	8/15/27	2,353
1,675	U.S. Treasury Note	2.25	11/15/25	1,582
475	U.S. Treasury Note	2.38	8/15/24	462
3,200	U.S. Treasury Note	2.38	3/31/29	2,849
130	U.S. Treasury Note	2.38	4/30/26	122
2,615	U.S. Treasury Note	2.38	5/15/29	2,323
2,510	U.S. Treasury Note	2.38	5/15/27	2,315
2,000	U.S. Treasury Note	2.50	3/31/27	1,858
990	U.S. Treasury Note	2.50	1/31/25	954
3,585	U.S. Treasury Note	2.63	2/15/29	3,243
1,205	U.S. Treasury Note	2.63	12/31/25	1,145
2,120	U.S. Treasury Note	2.63	4/15/25	2,039
955	U.S. Treasury Note	2.63	3/31/25	919
1,250	U.S. Treasury Note	2.63	5/31/27	1,162
1,055	U.S. Treasury Note	2.63	1/31/26	1,001
2,065	U.S. Treasury Note	2.63	7/31/29	1,853
850	U.S. Treasury Note	2.75	6/30/25	816
3,000	U.S. Treasury Note	2.75	5/31/29	2,718
1,280	U.S. Treasury Note	2.75	8/31/25	1,225
1,525	U.S. Treasury Note	2.75	5/15/25	1,467
750	U.S. Treasury Note	2.75	4/30/27	701
2,500	U.S. Treasury Note	2.75	2/28/25	2,413
2,825	U.S. Treasury Note	2.75	2/15/28	2,612
4,160	U.S. Treasury Note	2.75	8/15/32	3,602
3,000	U.S. Treasury Note	2.88	4/30/29	2,739
3,610	U.S. Treasury Note	2.88	5/15/32	3,169
540	U.S. Treasury Note	2.88	7/31/25	519
1,505	U.S. Treasury Note	2.88	5/31/25	1,449
1,500	U.S. Treasury Note	2.88	4/30/25	1,446
3,380	U.S. Treasury Note	2.88	8/15/28	3,121
2,005	U.S. Treasury Note	2.88	6/15/25	1,930
2,995	U.S. Treasury Note	2.88	5/15/28	2,775
800	U.S. Treasury Note	2.88	11/30/25	765
2,585	U.S. Treasury Note	3.00	7/15/25	2,490
1,415	U.S. Treasury Note	3.00	9/30/25	1,360
880	U.S. Treasury Note	3.00	10/31/25	845
1,930	U.S. Treasury Note	3.13	8/15/25	1,862
3,430	U.S. Treasury Note	3.13	11/15/28	3,194
2,000	U.S. Treasury Note	3.13	8/31/29	1,843
2,200	U.S. Treasury Note	3.25	6/30/27	2,090

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,700	U.S. Treasury Note	3.25		6/30/29	$1,580
4,400	U.S. Treasury Note	3.38		5/15/33	3,992
1,245	U.S. Treasury Note	3.50		1/31/30	1,167
5,000	U.S. Treasury Note	3.50		2/15/33	4,588
2,200	U.S. Treasury Note	3.50		1/31/28	2,100
1,905	U.S. Treasury Note	3.50		9/15/25	1,849
1,580	U.S. Treasury Note	3.63		5/15/26	1,532
1,545	U.S. Treasury Note	3.75		4/15/26	1,503
2,635	U.S. Treasury Note	3.88		8/15/33	2,490
265	U.S. Treasury Note	3.88		11/30/29	254
1,500	U.S. Treasury Note	3.88		4/30/25	1,469
1,325	U.S. Treasury Note	3.88		12/31/29	1,269
800	U.S. Treasury Note	3.88		9/30/29	768
1,740	U.S. Treasury Note	3.88		1/15/26	1,699
1,725	U.S. Treasury Note	4.00		12/15/25	1,689
1,900	U.S. Treasury Note	4.00		2/15/26	1,860
1,000	U.S. Treasury Note	4.00		2/29/28	974
3,720	U.S. Treasury Note	4.13		11/15/32	3,588
1,580	U.S. Treasury Note	4.13		6/15/26	1,551
1,835	U.S. Treasury Note	4.25		10/15/25	1,806
1,670	U.S. Treasury Note	4.38		8/15/26	1,649
795	U.S. Treasury Note	4.38		10/31/24	786
1,765	U.S. Treasury Note	4.50		11/15/25	1,746
1,590	U.S. Treasury Note	4.50		7/15/26	1,575
1,750	U.S. Treasury Note	4.63		9/15/26	1,741
1,555	U.S. Treasury Note	4.63		3/15/26	1,544
125	U.S. Treasury Note	4.63		2/28/25	124
	Total U.S. Treasury Obligations				406,428

Shares
	Exchange-Traded Funds — 52.33%
6,531,963	Vanguard Intermediate-Term Treasury ETF				373,302
2,164,856	Vanguard Short-Term Inflation-Protected Securities ETF				102,354
	Total Exchange-Traded Funds				475,656

	Investment Company — 1.22%
11,108,684	State Street Institutional Treasury Plus Money Market Fund, Trust Class	5.23	(b)		11,109
	Total Investment Company				11,109

	Total Investments (cost $957,141) — 99.39%				903,503
	Other assets in excess of liabilities — 0.61%				5,548
	Net Assets — 100.00%				$909,051

(a)	Zero Coupon Security. Effective rate shown is as of September 30, 2023.
(b)	Annualized 7-day yield as of period-end.

ETF—Exchange-Traded Fund

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total
U.S. Government Agency Securities	1.13%	-	1.13%
U.S. Treasury Obligations	44.71%	-	44.71%
Exchange-Traded Fund	-	52.33%	52.33%
Investment Company	-	1.22%	1.22%
Other Assets (Liabilities)	0.25%	0.36%	0.61%
Total Net Assets	46.09%	53.91%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10 Year US Treasury Note Future	741	12/19/23	$80,074	$(1,319)
			$80,074	$(1,319)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,319)
	Total Net Unrealized Appreciation/(Depreciation)			$(1,319)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
10 Year US Treasury Note Future Option	Put	150	$802	$107.00	10/27/23	$(70)
10 Year US Treasury Note Future Option	Put	100	539	108.00	10/27/23	(84)
10 Year US Treasury Note Future Option	Put	100	533	106.50	10/27/23	(33)
10 Year US Treasury Note Future Option	Put	100	538	107.50	10/27/23	(64)
10 Year US Treasury Note Future Option	Put	150	802	107.00	11/24/23	(127)
10 Year US Treasury Note Future Option	Put	50	264	105.50	11/24/23	(23)
10 Year US Treasury Note Future Option	Put	100	530	106.00	11/24/23	(56)
10 Year US Treasury Note Future Option	Put	100	533	106.50	11/24/23	(69)
						$(526)

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 75.04%
$2,694	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	$2,231
232	Air Products & Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00	2.70	5/15/40	159
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	374
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	120
2,315	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	2,222
1,435	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	1,008
810	Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00	4.66	6/15/51	660
1,790	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,559
1,880	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95	1/15/42	1,703
2,275	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	2,036
1,730	Aptiv PLC/Aptiv Corp. (Automobile Components), Callable 10/16/23 @ 100.00	2.40	2/18/25	1,644
2,519	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55	9/15/55	1,536
1,425	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	1,329
875	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	667
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	200
1,145	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	916
5,805	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)(a)	4/22/32	4,568
5,225	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (TSFR3M + 147 bps)(a)	2/7/30	4,711
1,665	Berkshire Hathaway Energy Co. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,332
1,000	BP Capital Markets America, Inc. (Financial Services), Callable 8/24/49 @ 100.00	3.00	2/24/50	622
1,245	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	987
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	2,109
705	Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable 2/14/31 @ 100.00	2.75	5/14/31	568
1,305	Bunge Ltd. Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,220
3,000	Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00	5.47 (SOFR + 208 bps)(a)	2/1/29	2,855
500	Capital One NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)(a)	1/28/26	473
3,930	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	3,673
2,885	Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00	3.79 (SOFR + 194 bps)(a)	3/17/33	2,411
3,650	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(a)	3/31/31	3,273
1,244	Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50	3/15/27	1,149
395	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00	11/1/49	293
295	Comcast Corp. (Media)	4.65	7/15/42	248
2,185	Comcast Corp. (Media)	4.75	3/1/44	1,829
175	Consolidated Edison Co. of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	186
2,165	Constellation Brands, Inc. (Beverages), Callable 2/1/30 @ 100.00	2.88	5/1/30	1,818
2,050	CSX Corp. (Ground Transportation)	6.22	4/30/40	2,100
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	2,079
1,130	CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00	5.13	7/20/45	954
1,230	Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 8/1/26 @ 100.00	4.90	10/1/26	1,194
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,385
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	313
1,093	Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00	4.45	7/15/28	1,024
805	Eastern Energy Gas Holdings LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	685

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,830	Eastern Energy Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	$1,774
685	EIDP, Inc. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	558
600	Elevance Health, Inc. (Health Care Providers & Services)	4.63	5/15/42	500
735	Elevance Health, Inc. (Health Care Providers & Services)	4.65	1/15/43	617
1,625	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,269
800	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	766
2,497	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,143
1,818	FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight & Logistics)	1.88	2/20/34	1,440
990	Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00	5.60	3/2/33	958
780	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	778
1,815	General Motors Financial Co., Inc. (Consumer Finance), Callable 1/26/25 @ 100.00	2.90	2/26/25	1,735
2,055	General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00	5.85	4/6/30	1,970
1,165	Georgia Power Co. (Electric Utilities)	4.30	3/15/42	938
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	957
2,785	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	2,750
590	HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00	5.50	6/1/33	558
722	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	512
1,540	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/10/32 @ 100.00	5.20	2/10/33	1,487
1,300	International Business Machines Corp. (IT Services)	3.00	5/15/24	1,278
765	International Business Machines Corp. (IT Services)	4.00	6/20/42	595
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	761
2,105	JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00	2.58 (TSFR3M + 125 bps)(a)	4/22/32	1,669
3,018	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (TSFR3M + 142 bps)(a)	5/6/30	2,676
5,900	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (TSFR3M + 138 bps)(a)	4/23/29	5,416
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	1,425
1,365	Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00 ^	3.40	1/15/31	1,107
2,000	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00 ^	3.80	3/1/28	1,813
1,200	Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00	5.00	4/15/33	1,127
200	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	160
1,295	Martin Marietta Materials, Inc., Series CB (Construction Materials), Callable 12/15/29 @ 100.00	2.50	3/15/30	1,060
1,275	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/15/28 @ 100.00	2.45	4/15/28	1,101
810	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95	4/15/31	657
205	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/33 @ 100.00	5.95	9/15/33	201
3,589	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 11/6/23 @ 101.06	4.25	9/1/25	3,473
1,720	Microsoft Corp. (Software), Callable 2/8/46 @ 100.00	3.70	8/8/46	1,352
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00 ^	3.63	5/15/30	838
5,250	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)(a)	7/20/27	4,623
5,085	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (TSFR3M + 189 bps)(a)	1/23/30	4,703
1,838	National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable 7/15/32 @ 100.00	5.80	1/15/33	1,832
450	Netflix, Inc. (Entertainment)	5.88	2/15/25	449
1,490	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @ 100.00	5.05	2/28/33	1,387
760	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @ 100.00	5.25	2/28/53	657
1,580	NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00	2.50	4/15/30	1,284
1,395	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	1,066
1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	961

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$400	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 7/15/32 @ 100.00	5.40	1/15/33	$388
1,100	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00	5.60	4/1/53	1,031
1,460	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	1,053
3,175	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38	1/1/26	3,127
900	Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @ 100.00	5.11	5/19/43	826
850	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	717
1,435	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,141
1,290	Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00	2.13	6/15/30	1,027
2,534	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	2,455
1,095	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	906
152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	156
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	200
674	Raytheon Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	552
1,739	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30	8/15/25	1,597
1,460	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	1,149
831	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	712
425	Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00	2.00	6/30/30	336
930	Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00	3.20	12/1/31	697
959	Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00	5.13	8/15/26	918
920	Southern Co. Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	703
1,095	Southwest Airlines Co. (Passenger Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	1,068
7,140	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (TSFR3M + 177 bps)(a)	6/5/28	6,588
345	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	288
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,150
1,065	The Interpublic Group of Cos., Inc. (Media) ^	4.20	4/15/24	1,053
2	The Interpublic Group of Cos., Inc. (Media), Callable 12/30/29 @ 100.00	4.75	3/30/30	2
575	The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	492
475	The Travelers Cos., Inc. (Insurance)	5.35	11/1/40	449
901	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	950
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	1,260
720	T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 10/16/23 @ 101.13	2.25	2/15/26	663
1,210	T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @ 100.00	5.65	1/15/53	1,102
435	UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00	3.00	8/15/31	354
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	692
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	786
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,218
475	Ventas Realty LP (Health Care REITs), Callable 11/1/24 @ 100.00	3.50	2/1/25	457
670	Ventas Realty LP (Diversified REITs), Callable 2/1/24 @ 100.00	3.75	5/1/24	661
945	Ventas Realty LP (Real Estate Management & Development), Callable 10/15/28 @ 100.00	4.40	1/15/29	873
715	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 12/15/31 @ 100.00	2.36	3/15/32	544
3,830	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40	3/22/41	2,727
510	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	479
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	452
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	676
1,455	Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable 12/15/31 @ 100.00	4.28	3/15/32	1,235
5,380	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (TSFR3M + 143 bps)(a)	10/30/30	4,479
2,190	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (TSFR3M + 157 bps)(a)	5/22/28	2,005
875	Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00	4.90 (SOFR + 210 bps)(a)	7/25/33	789
340	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	376

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	$2,954
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,231
	Total Corporate Bonds				185,548

	Yankee Dollars — 7.98%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	861
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	581
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,467
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	821
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,339
935	Canadian Pacific Railway Co. (Transportation Infrastructure)	7.13		10/15/31	1,004
836	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75		6/15/30	959
1,010	Diageo Capital PLC (Financial Services)	5.88		9/30/36	1,027
1,365	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	852
1	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	1
560	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95		5/15/43	444
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	770
1,375	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,369
1,490	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,569
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	843
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,350
1,445	Shell International Finance BV (Financial Services)	4.55		8/12/43	1,227
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	684
805	The Toronto-Dominion Bank (Banks)	3.20		3/10/32	658
475	Vodafone Group PLC (Wireless Telecommunication Services)	4.13		5/30/25	463
456	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	451
	Total Yankee Dollars				19,740

Shares
	Exchange-Traded Fund — 15.60%
513,200	Vanguard Short-Term Corporate Bond ETF				38,567
	Total Exchange-Traded Fund				38,567

	Investment Companies — 1.79%
3,047,493	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	4.99	(b)		3,047
937,322	State Street Institutional Treasury Money Market Fund, Premier Class	5.28	(b)		937
433,981	State Street Institutional Treasury Plus Money Market Fund, Trust Class	5.23	(b)		434
	Total Investment Companies				4,418

	Total Investments (cost $279,425) — 100.41%				248,273
	Liabilities in excess of other assets — (0.41)%				(1,021)
	Net Assets — 100.00%				$247,252

^	All or part of this security was on loan as of September 30, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2023.
(b)	Annualized 7-day yield as of period-end.

bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M—3 Month SOFR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	Parametric Portfolio Associates	HC Capital Solutions	Total
Corporate Bonds	75.04%	-	-	75.04%
Yankee Dollars	7.98%	-	-	7.98%
Exchange-Traded Funds	-	15.60%	-	15.60%
Investment Companies	1.62%	0.03%	0.14%	1.79%
Other Assets (Liabilities)	-0.65%	-	0.24%	-0.41%
Total Net Assets	83.99%	15.63%	0.38%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.47%
$150	American Express Credit Account Master Trust, Series 2021-1, Class - A	0.90		11/15/26	$143
100	American Express Credit Account Master Trust, Series 2022-2, Class - A	3.39		5/15/27	97
200	American Express Credit Account Master Trust, Series 2023-1, Class - A	4.87		5/15/28	197
150	American Express Credit Account Master Trust, Series 2022-4, Class - A	4.95		10/15/27	148
100	BA Credit Card Trust, Series 2022-A1, Class - A1	3.53		11/15/27	97
100	Barclays Dryrock Issuance Trust, Series 2022-1, Class - A	3.07		2/15/28	96
140	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39		7/15/30	117
200	Capital One Multi-Asset Execution Trust, Series 2022-A2, Class - A	3.49		5/15/27	193
100	Capital One Prime Auto Receivables Trust, Series 2022-1, Class - A3, Callable 4/15/26 @ 100.00	3.17		4/15/27	96
100	CarMax Auto Owner Trust, Series 2023-1, Class - A3, Callable 7/15/26 @ 100.00	4.75		10/15/27	98
75	Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 10/10/27 @ 200.00	4.68		2/10/28	73
100	CNH Equipment Trust, Series 2022-C, Class - A3, Callable 10/15/26 @ 200.00	5.15		4/17/28	99
150	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3, Callable 10/16/26 @ 100.00	4.66		2/16/28	147
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 7/21/24 @ 100.00	0.42		1/21/28	96
100	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 6/15/26 @ 100.00	2.22		10/15/26	97
100	Hyundai Auto Receivables Trust, Series 2022-B, Class - A3, Callable 7/15/26 @ 100.00	3.72		11/16/26	97
150	Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class - A3, Callable 9/15/26 @ 100.00	4.51		11/15/27	147
100	Nissan Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 12/15/26 @ 100.00	4.91		11/15/27	99
100	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37		4/15/28	96
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 2/15/25 @ 100.00	0.39		6/15/26	94
100	Toyota Auto Receivables Owner Trust, Series 2022-C, Class - A3, Callable 9/15/26 @ 100.00	3.76		4/15/27	97
85	Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 2/15/27 @ 200.00	4.63		9/15/27	83
150	Verizon Master Trust, Series 2022-2, Class - A, Callable 1/20/25 @ 200.00	1.53		7/20/28	142
200	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @ 100.00	0.64		9/15/27	183
75	World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 8/15/26 @ 100.00	4.66		5/15/28	74
	Total Asset Backed Securities				2,906

	Collateralized Mortgage Obligations — 5.65%
150	Bank, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00	2.40		3/15/63	120
300	Bank, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00	2.62	(a)	11/15/64	236
100	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85		10/17/52	83
100	Bank, Series 2019-BN19, Class - A3, Callable 7/15/29 @ 100.00	3.18		8/15/61	82
213	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47		11/15/54	203
300	Bank, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00	3.69		2/15/61	274
100	Bank, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00	3.71		4/15/52	90
150	Bank, Series 2022-BNK41, Class - A4	3.92	(a)	4/15/65	129
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44		4/15/53	46
400	BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable 4/15/32 @ 200.00	3.66	(a)	4/15/55	340
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	68
200	Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @ 100.00	3.46		3/15/55	169
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02		3/15/52	222
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @ 100.00	4.26		10/10/51	181
157	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88		2/10/48	153

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	$75
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	126
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 3/10/26 @ 100.00	3.31		4/10/49	93
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 2/10/26 @ 100.00	3.62		2/10/49	93
183	COMM Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18		2/10/48	175
80	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35		2/10/48	77
100	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 11/15/26 @ 100.00	3.31		11/15/49	96
197	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82		2/25/30	162
168	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	157
96	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	86
177	Fannie Mae-ACES, Series 2022-M11, Class - A2	3.04	(a)	10/25/27	164
197	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.16	(a)	6/25/27	184
170	Fannie Mae-ACES, Series 2017- M15, Class - ATS2	3.20	(a)	11/25/27	158
239	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.70	(a)	8/25/28	223
182	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.75	(a)	11/25/28	170
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class - A2	1.41		8/25/30	235
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1516, Class - A2	1.72		5/25/35	201
96	Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class - A1	1.78		10/25/29	84
390	Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class - A2	2.07		1/25/31	316
200	Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class - A2	2.10		9/25/31	159
150	Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class - A2	2.12	(a)	3/25/29	129
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class - AM	2.12		4/25/29	256
100	Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class - A2	2.13		11/25/31	80
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1521, Class - A2	2.18		8/25/36	208
45	Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class - A1	2.26		6/25/29	40
51	Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class - A1	2.34		7/25/26	49
350	Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class - A2	2.67		3/25/26	329
75	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1514, Class - A2	2.86		10/25/34	60
200	Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class - A2	3.00		6/25/32	169
100	Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class - A2	3.30		4/25/29	91
100	Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class - A2	3.33	(a)	5/25/25	97
250	Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class - A2	3.51		3/25/29	231
250	Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class - A2	3.77		12/25/28	235
150	Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class - A2	3.78		11/25/32	134
500	Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class - A2	3.85		5/25/28	472
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2	3.90	(a)	8/25/28	379
224	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @ 100.00	2.79		5/10/49	207
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00		9/10/52	170

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @ 100.00	3.17	(a)	2/13/53	$80
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @ 100.00	3.67		3/10/50	225
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @ 100.00	4.16	(a)	7/10/51	91
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/25 @ 100.00	3.64		11/15/47	132
183	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class - A4, Callable 11/15/26 @ 100.00	3.25		2/15/48	175
200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53		12/15/47	193
200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60		5/15/50	184
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @ 100.00	3.26		6/15/50	181
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06		10/10/48	91
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04		10/15/52	103
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 5/15/26 @ 100.00	3.10		6/15/49	458
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 8/15/25 @ 100.00	3.66		9/15/58	174
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81		12/15/48	117
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07		2/15/48	130
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44		9/15/61	93
	Total Collateralized Mortgage Obligations				11,193

	U.S. Government Agency Mortgages — 86.48%
363	Fannie Mae, Pool #MA4417	1.50		9/1/36	303
131	Fannie Mae, Pool #FM9249	1.50		10/1/41	100
20	Fannie Mae, Pool #MA4181	1.50		11/1/50	14
384	Fannie Mae, Pool #MA4304	1.50		4/1/51	275
338	Fannie Mae, Pool #CB0310	1.50		4/1/36	281
86	Fannie Mae, Pool #MA4445	1.50		10/1/41	66
435	Fannie Mae, Pool #MA4354	1.50		6/1/51	313
390	Fannie Mae, Pool #MA4343	1.50		5/1/51	280
448	Fannie Mae, Pool #MA4397	1.50		8/1/51	321
142	Fannie Mae, Pool #MA4310	1.50		4/1/41	108
379	Fannie Mae, Pool #CA7696	1.50		11/1/50	272
401	Fannie Mae, Pool #MA4280	1.50		3/1/51	287
247	Fannie Mae, Pool #BQ5781	1.50		11/1/35	207
175	Fannie Mae, Pool #MA4266	1.50		2/1/41	133
408	Fannie Mae, Pool #CB0711	1.50		6/1/51	296
42	Fannie Mae, Pool #MA4342	1.50		5/1/41	32
79	Fannie Mae, Pool #MA4286	1.50		3/1/41	60
372	Fannie Mae, Pool #FM6579	1.50		3/1/51	269
133	Fannie Mae, Pool #FS2037	1.50		5/1/37	110
168	Fannie Mae, Pool #MA4386	1.50		7/1/41	128
320	Fannie Mae, Pool #MA4236	1.50		1/1/51	230
378	Fannie Mae, Pool #CA7695	1.50		11/1/50	272
95	Fannie Mae, Pool #BT2055	1.50		3/1/37	79
105	Fannie Mae, Pool #MA4122	1.50		9/1/35	87
370	Fannie Mae, Pool #MA4441	1.50		10/1/36	308
305	Fannie Mae, Pool #BQ3141	1.50		10/1/35	255
200	Fannie Mae, Pool #MA4302	1.50		4/1/36	167
286	Fannie Mae, Pool #FS1327	1.50		6/1/36	239
354	Fannie Mae, Pool #MA4360	2.00		6/1/36	304
351	Fannie Mae, Pool #BQ8341	2.00		12/1/50	267
9	Fannie Mae, Pool #CA0052	2.00		7/1/32	8
312	Fannie Mae, Pool #CA7224	2.00		10/1/50	237
318	Fannie Mae, Pool #CA9183	2.00		2/1/36	274

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$400	Fannie Mae, Pool #CB0497	2.00	5/1/51	$308
363	Fannie Mae, Pool #CA8850	2.00	2/1/51	278
397	Fannie Mae, Pool #CB0684	2.00	6/1/51	304
380	Fannie Mae, Pool #FM5308	2.00	12/1/50	290
41	Fannie Mae, Pool #MA4071	2.00	7/1/40	33
30	Fannie Mae, Pool #MA4093	2.00	8/1/40	24
425	Fannie Mae, Pool #FM9441	2.00	4/1/51	324
147	Fannie Mae, Pool #MA4204	2.00	12/1/40	119
447	Fannie Mae, Pool #FS1334	2.00	11/1/51	342
390	Fannie Mae, Pool #CB0325	2.00	4/1/51	299
419	Fannie Mae, Pool #BT0240	2.00	9/1/51	319
237	Fannie Mae, Pool #FM5044	2.00	12/1/50	182
377	Fannie Mae, Pool #FM6448	2.00	3/1/51	290
324	Fannie Mae, Pool #BP9370	2.00	7/1/50	247
356	Fannie Mae, Pool #BQ3004	2.00	10/1/50	271
338	Fannie Mae, Pool #BQ7777	2.00	3/1/36	290
15	Fannie Mae, Pool #AY4232	2.00	5/1/30	13
358	Fannie Mae, Pool #MA4602	2.00	5/1/37	306
443	Fannie Mae, Pool #MA4536	2.00	2/1/37	379
43	Fannie Mae, Pool #FM9724	2.00	11/1/36	37
398	Fannie Mae, Pool #CA8687	2.00	1/1/51	306
230	Fannie Mae, Pool #BR4435	2.00	4/1/51	175
211	Fannie Mae, Pool #CA8118	2.00	12/1/50	161
230	Fannie Mae, Pool #MA4325	2.00	5/1/51	175
365	Fannie Mae, Pool #FM6852	2.00	5/1/51	281
124	Fannie Mae, Pool #FM5453	2.00	1/1/41	101
65	Fannie Mae, Pool #BU8781	2.00	4/1/37	55
458	Fannie Mae, Pool #BR0948	2.00	4/1/51	348
250	Fannie Mae, Pool #MA4355	2.00	6/1/51	191
134	Fannie Mae, Pool #MA4287	2.00	3/1/41	108
169	Fannie Mae, Pool #MA4333	2.00	5/1/41	135
89	Fannie Mae, Pool #FS0317	2.00	2/1/42	71
255	Fannie Mae, Pool #FS0355	2.00	9/1/51	194
455	Fannie Mae, Pool #BK8461	2.00	1/1/51	346
183	Fannie Mae, Pool #BQ5160	2.00	12/1/50	140
458	Fannie Mae, Pool #CA8933	2.00	2/1/51	353
441	Fannie Mae, Pool #FM4969	2.00	12/1/50	341
358	Fannie Mae, Pool #MA4281	2.00	3/1/51	274
369	Fannie Mae, Pool #BQ9685	2.00	1/1/51	281
38	Fannie Mae, Pool #MA2906	2.00	2/1/32	33
321	Fannie Mae, Pool #MA4303	2.00	4/1/36	275
271	Fannie Mae, Pool #FS1621	2.00	7/1/51	206
170	Fannie Mae, Pool #MA4176	2.00	11/1/40	137
147	Fannie Mae, Pool #BP6626	2.00	8/1/50	112
365	Fannie Mae, Pool #MA4128	2.00	9/1/40	296
86	Fannie Mae, Pool #MA4474	2.00	11/1/41	69
293	Fannie Mae, Pool #BU7103	2.00	12/1/51	223
81	Fannie Mae, Pool #AS1058	2.00	11/1/28	74
13	Fannie Mae, Pool #BJ4362	2.00	11/1/32	11
14	Fannie Mae, Pool #AS0001	2.00	7/1/28	13
286	Fannie Mae, Pool #FM3755	2.00	9/1/35	246
263	Fannie Mae, Pool #MA4208	2.00	12/1/50	201
332	Fannie Mae, Pool #CA7225	2.00	10/1/50	252
450	Fannie Mae, Pool #FM7411	2.00	5/1/51	342
429	Fannie Mae, Pool #MA4378	2.00	7/1/51	326
454	Fannie Mae, Pool #MA4511	2.00	1/1/52	345
359	Fannie Mae, Pool #BR2176	2.00	7/1/36	308
390	Fannie Mae, Pool #CA7833	2.00	11/1/50	301
226	Fannie Mae, Pool #MA4437	2.00	10/1/51	172
411	Fannie Mae, Pool #FM9579	2.00	7/1/51	313
239	Fannie Mae, Pool #MA4119	2.00	9/1/50	183
451	Fannie Mae, Pool #MA4158	2.00	10/1/50	344
368	Fannie Mae, Pool #MA4305	2.00	4/1/51	280
425	Fannie Mae, Pool #FM9704	2.00	12/1/51	327
509	Fannie Mae, Pool #BR4094	2.00	1/1/51	388
382	Fannie Mae, Pool #MA4442	2.00	10/1/36	327
327	Fannie Mae, Pool #MA4403	2.00	8/1/36	280
490	Fannie Mae, Pool #BQ5112	2.00	11/1/50	374

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$352	Fannie Mae, Pool #MA4255	2.00	2/1/51	$268
347	Fannie Mae, Pool #MA4237	2.00	1/1/51	265
403	Fannie Mae, Pool #CB1620	2.00	9/1/51	309
406	Fannie Mae, Pool #MA4182	2.00	11/1/50	310
114	Fannie Mae, Pool #MA4155	2.00	10/1/35	98
424	Fannie Mae, Pool #CB1787	2.00	10/1/51	325
219	Fannie Mae, Pool #FM4039	2.00	10/1/35	189
391	Fannie Mae, Pool #CA8110	2.00	12/1/50	301
443	Fannie Mae, Pool #CA8252	2.00	12/1/45	338
365	Fannie Mae, Pool #FM6555	2.00	4/1/51	281
461	Fannie Mae, Pool #CA9273	2.00	2/1/51	354
495	Fannie Mae, Pool #FM4788	2.00	11/1/50	380
45	Fannie Mae, Pool #FS0547	2.50	2/1/52	36
417	Fannie Mae, Pool #FS0030	2.50	4/1/51	331
237	Fannie Mae, Pool #BP5878	2.50	6/1/50	189
99	Fannie Mae, Pool #MA3765	2.50	9/1/49	79
112	Fannie Mae, Pool #FS1340	2.50	3/1/52	89
48	Fannie Mae, Pool #AS8892	2.50	2/1/32	43
19	Fannie Mae, Pool #BJ3742	2.50	12/1/32	17
4	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
18	Fannie Mae, Pool #MA2868	2.50	1/1/32	16
35	Fannie Mae, Pool #AS8246	2.50	11/1/31	31
13	Fannie Mae, Pool #AS8437	2.50	12/1/36	11
180	Fannie Mae, Pool #MA4075	2.50	7/1/35	159
27	Fannie Mae, Pool #MA3801	2.50	10/1/49	21
29	Fannie Mae, Pool #AT2717	2.50	5/1/43	24
257	Fannie Mae, Pool #MA4256	2.50	2/1/51	204
11	Fannie Mae, Pool #MA3830	2.50	11/1/39	9
47	Fannie Mae, Pool #MA3764	2.50	9/1/34	42
249	Fannie Mae, Pool #FM4231	2.50	9/1/50	199
7	Fannie Mae, Pool #MA2888	2.50	1/1/47	6
28	Fannie Mae, Pool #BJ3944	2.50	1/1/33	25
55	Fannie Mae, Pool #BE3032	2.50	1/1/32	49
466	Fannie Mae, Pool #FS0235	2.50	1/1/52	370
388	Fannie Mae, Pool #MA4517	2.50	1/1/37	343
143	Fannie Mae, Pool #BQ0329	2.50	7/1/50	114
87	Fannie Mae, Pool #MA3154	2.50	10/1/32	77
405	Fannie Mae, Pool #FM9033	2.50	10/1/51	324
431	Fannie Mae, Pool #CB1828	2.50	10/1/51	342
460	Fannie Mae, Pool #CA9289	2.50	2/1/51	366
285	Fannie Mae, Pool #FM3878	2.50	7/1/50	230
138	Fannie Mae, Pool #MA3990	2.50	4/1/50	110
418	Fannie Mae, Pool #CB1784	2.50	10/1/51	331
20	Fannie Mae, Pool #MA3737	2.50	8/1/34	18
6	Fannie Mae, Pool #AS8172	2.50	10/1/36	5
74	Fannie Mae, Pool #AB7391	2.50	12/1/42	61
241	Fannie Mae, Pool #MA4078	2.50	7/1/50	192
461	Fannie Mae, Pool #CB2523	2.50	1/1/52	369
64	Fannie Mae, Pool #MA4053	2.50	6/1/35	57
64	Fannie Mae, Pool #AP4742	2.50	8/1/27	58
46	Fannie Mae, Pool #MA3896	2.50	1/1/35	41
243	Fannie Mae, Pool #MA4096	2.50	8/1/50	194
119	Fannie Mae, Pool #MA4099	2.50	8/1/35	105
453	Fannie Mae, Pool #FM8745	2.50	9/1/51	360
8	Fannie Mae, Pool #MA2854	2.50	12/1/46	7
62	Fannie Mae, Pool #MA3965	2.50	3/1/40	52
59	Fannie Mae, Pool #AS4946	2.50	5/1/30	53
91	Fannie Mae, Pool #MA3827	2.50	11/1/34	81
29	Fannie Mae, Pool #MA3217	2.50	12/1/32	26
409	Fannie Mae, Pool #CB1556	2.50	9/1/51	327
295	Fannie Mae, Pool #FM4638	2.50	10/1/50	234
308	Fannie Mae, Pool #FM4309	2.50	9/1/50	246
9	Fannie Mae, Pool #MA3788	2.50	9/1/39	7
140	Fannie Mae, Pool #MA3902	2.50	1/1/50	113
223	Fannie Mae, Pool #MA4210	2.50	12/1/50	178
428	Fannie Mae, Pool #BU1451	2.50	1/1/52	340
151	Fannie Mae, Pool #MA2730	2.50	8/1/46	123
232	Fannie Mae, Pool #FM2881	2.50	4/1/50	187

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$65	Fannie Mae, Pool #FM3296	2.50	5/1/35	$58
47	Fannie Mae, Pool #MA3955	2.50	3/1/35	41
25	Fannie Mae, Pool #MA4016	2.50	5/1/40	21
157	Fannie Mae, Pool #MA3246	2.50	1/1/33	139
291	Fannie Mae, Pool #CA7237	2.50	10/1/50	232
246	Fannie Mae, Pool #CA6304	2.50	7/1/50	196
227	Fannie Mae, Pool #CA6074	2.50	6/1/50	181
329	Fannie Mae, Pool #BQ5110	2.50	11/1/50	263
401	Fannie Mae, Pool #BU5917	2.50	12/1/51	323
407	Fannie Mae, Pool #FM8997	2.50	10/1/51	326
298	Fannie Mae, Pool #CA8955	2.50	2/1/51	239
20	Fannie Mae, Pool #AS4660	2.50	3/1/30	18
18	Fannie Mae, Pool #AS0513	2.50	8/1/43	15
9	Fannie Mae, Pool #MA1511	2.50	7/1/33	8
16	Fannie Mae, Pool #MA1270	2.50	11/1/32	14
50	Fannie Mae, Pool #AU2619	2.50	8/1/28	46
230	Fannie Mae, Pool #BK2588	2.50	5/1/50	184
14	Fannie Mae, Pool #AZ6458	2.50	7/1/30	12
389	Fannie Mae, Pool #MA4399	2.50	8/1/51	310
23	Fannie Mae, Pool #MA3282	2.50	2/1/33	21
58	Fannie Mae, Pool #BC9041	2.50	11/1/31	52
22	Fannie Mae, Pool #FM9543	2.50	12/1/51	17
74	Fannie Mae, Pool #MA1277	2.50	12/1/27	67
21	Fannie Mae, Pool #CB2979	2.50	2/1/37	18
76	Fannie Mae, Pool #MA1210	2.50	10/1/27	69
266	Fannie Mae, Pool #FM3494	2.50	4/1/48	218
215	Fannie Mae, Pool #FM3027	2.50	12/1/46	172
325	Fannie Mae, Pool #CA8131	2.50	12/1/50	260
60	Fannie Mae, Pool #AO3019	2.50	5/1/27	54
51	Fannie Mae, Pool #AU6387	2.50	11/1/28	47
175	Fannie Mae, Pool #MA4414	2.50	9/1/51	139
210	Fannie Mae, Pool #CA8132	2.50	12/1/50	168
324	Fannie Mae, Pool #MA4541	2.50	2/1/42	264
215	Fannie Mae, Pool #CB1131	2.50	7/1/51	170
229	Fannie Mae, Pool #BO4657	2.50	11/1/49	183
26	Fannie Mae, Pool #AU5334	2.50	11/1/28	24
395	Fannie Mae, Pool #CB0415	2.50	5/1/51	314
364	Fannie Mae, Pool #BR7857	2.50	5/1/51	290
239	Fannie Mae, Pool #MA4159	2.50	10/1/50	191
180	Fannie Mae, Pool #MA4183	2.50	11/1/50	144
256	Fannie Mae, Pool #CA6075	2.50	6/1/50	204
11	Fannie Mae, Pool #BA4786	3.00	2/1/31	10
16	Fannie Mae, Pool #MA2579	3.00	4/1/36	14
21	Fannie Mae, Pool #AQ3223	3.00	11/1/27	20
77	Fannie Mae, Pool #AS8276	3.00	11/1/46	65
455	Fannie Mae, Pool #CA5229	3.00	2/1/50	378
17	Fannie Mae, Pool #MA2832	3.00	12/1/36	15
74	Fannie Mae, Pool #MA2833	3.00	12/1/46	62
443	Fannie Mae, Pool #CB2755	3.00	2/1/52	369
125	Fannie Mae, Pool #AT0682	3.00	4/1/43	106
114	Fannie Mae, Pool #AB8897	3.00	4/1/43	97
23	Fannie Mae, Pool #AS8424	3.00	12/1/36	20
113	Fannie Mae, Pool #AL9865	3.00	2/1/47	95
90	Fannie Mae, Pool #BC9003	3.00	11/1/46	76
79	Fannie Mae, Pool #AU3735	3.00	8/1/43	67
23	Fannie Mae, Pool #MA3090	3.00	8/1/32	21
17	Fannie Mae, Pool #BM1370	3.00	4/1/37	14
112	Fannie Mae, Pool #MA2737	3.00	9/1/46	94
109	Fannie Mae, Pool #AS8414	3.00	11/1/46	92
32	Fannie Mae, Pool #MA2773	3.00	10/1/36	27
83	Fannie Mae, Pool #MA2895	3.00	2/1/47	70
25	Fannie Mae, Pool #MA3934	3.00	2/1/40	21
37	Fannie Mae, Pool #CA3788	3.00	7/1/49	31
27	Fannie Mae, Pool #BD5076	3.00	2/1/32	25
111	Fannie Mae, Pool #MA3905	3.00	1/1/50	93
40	Fannie Mae, Pool #BE4400	3.00	1/1/47	33
55	Fannie Mae, Pool #AS8521	3.00	12/1/46	47
66	Fannie Mae, Pool #AS4884	3.00	5/1/45	56

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Fannie Mae, Pool #AT1575	3.00	5/1/43	$13
77	Fannie Mae, Pool #MA2863	3.00	1/1/47	65
10	Fannie Mae, Pool #AZ4358	3.00	7/1/30	9
15	Fannie Mae, Pool #BC4276	3.00	4/1/46	12
31	Fannie Mae, Pool #MA2425	3.00	10/1/30	29
35	Fannie Mae, Pool #AZ0538	3.00	9/1/30	32
22	Fannie Mae, Pool #CA4860	3.00	12/1/49	19
89	Fannie Mae, Pool #MA3082	3.00	7/1/47	75
5	Fannie Mae, Pool #MA3100	3.00	8/1/37	4
51	Fannie Mae, Pool #MA3179	3.00	11/1/47	43
15	Fannie Mae, Pool #BK1015	3.00	2/1/33	14
13	Fannie Mae, Pool #MA3185	3.00	11/1/37	11
21	Fannie Mae, Pool #MA3247	3.00	1/1/33	19
43	Fannie Mae, Pool #AS7908	3.00	9/1/46	36
65	Fannie Mae, Pool #AY4829	3.00	5/1/45	55
77	Fannie Mae, Pool #MA2246	3.00	4/1/30	71
413	Fannie Mae, Pool #BU8883	3.00	3/1/52	342
21	Fannie Mae, Pool #AU7890	3.00	9/1/28	20
68	Fannie Mae, Pool #MA3960	3.00	3/1/50	57
19	Fannie Mae, Pool #MA3958	3.00	3/1/40	16
37	Fannie Mae, Pool #CA3754	3.00	6/1/34	34
17	Fannie Mae, Pool #MA3897	3.00	1/1/35	16
96	Fannie Mae, Pool #CA5729	3.00	5/1/50	80
191	Fannie Mae, Pool #FS0831	3.00	3/1/52	159
27	Fannie Mae, Pool #MA2149	3.00	1/1/30	24
103	Fannie Mae, Pool #MA3871	3.00	12/1/49	86
21	Fannie Mae, Pool #CA5423	3.00	3/1/50	18
23	Fannie Mae, Pool #AS2312	3.00	5/1/29	21
18	Fannie Mae, Pool #AS3117	3.00	8/1/29	16
168	Fannie Mae, Pool #BP1932	3.00	4/1/50	140
26	Fannie Mae, Pool #MA3060	3.00	7/1/32	24
4	Fannie Mae, Pool #FM1585	3.00	9/1/49	3
150	Fannie Mae, Pool #MA4020	3.00	5/1/50	125
26	Fannie Mae, Pool #AS8483	3.00	12/1/46	22
208	Fannie Mae, Pool #AO0752	3.00	4/1/42	176
34	Fannie Mae, Pool #AB4483	3.00	2/1/27	31
65	Fannie Mae, Pool #BE1901	3.00	12/1/46	55
20	Fannie Mae, Pool #BJ2996	3.00	1/1/33	18
18	Fannie Mae, Pool #AW8295	3.00	8/1/29	16
46	Fannie Mae, Pool #AS1527	3.00	1/1/29	42
24	Fannie Mae, Pool #MA3631	3.00	4/1/34	21
417	Fannie Mae, Pool #CB3172	3.00	3/1/52	345
74	Fannie Mae, Pool #BD4225	3.00	11/1/46	62
34	Fannie Mae, Pool #MA3991	3.00	4/1/50	28
139	Fannie Mae, Pool #BO6219	3.00	12/1/49	116
75	Fannie Mae, Pool #BO7242	3.00	1/1/50	62
105	Fannie Mae, Pool #BO8947	3.00	1/1/50	88
37	Fannie Mae, Pool #BO9169	3.00	12/1/49	31
12	Fannie Mae, Pool #MA1058	3.00	5/1/32	10
133	Fannie Mae, Pool #BP6466	3.00	7/1/50	110
8	Fannie Mae, Pool #MA2065	3.00	10/1/34	7
55	Fannie Mae, Pool #CA5519	3.00	4/1/50	46
191	Fannie Mae, Pool #FM3395	3.00	6/1/50	160
33	Fannie Mae, Pool #FM4317	3.00	9/1/50	27
28	Fannie Mae, Pool #AL8861	3.00	7/1/31	25
39	Fannie Mae, Pool #AS8186	3.00	10/1/46	33
122	Fannie Mae, Pool #AT7620	3.00	6/1/43	103
374	Fannie Mae, Pool #CB3364	3.00	4/1/52	309
366	Fannie Mae, Pool #CB2759	3.00	2/1/52	303
15	Fannie Mae, Pool #AS4334	3.00	1/1/45	13
46	Fannie Mae, Pool #MA1401	3.00	4/1/33	40
43	Fannie Mae, Pool #MA3147	3.00	10/1/47	37
61	Fannie Mae, Pool #AS4333	3.00	1/1/45	52
22	Fannie Mae, Pool #MA3304	3.00	3/1/48	19
28	Fannie Mae, Pool #MA2230	3.00	4/1/35	24
315	Fannie Mae, Pool #AB7099	3.00	11/1/42	268
136	Fannie Mae, Pool #CA5668	3.00	5/1/50	114
168	Fannie Mae, Pool #MA4048	3.00	6/1/50	140

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$37	Fannie Mae, Pool #MA3127	3.00	9/1/37	$32
372	Fannie Mae, Pool #AP6375	3.00	9/1/42	316
6	Fannie Mae, Pool #AK0006	3.00	1/1/27	6
30	Fannie Mae, Pool #MA2523	3.00	2/1/36	26
55	Fannie Mae, Pool #FM2132	3.00	1/1/50	46
9	Fannie Mae, Pool #MA2287	3.00	6/1/35	8
118	Fannie Mae, Pool #BO2201	3.00	9/1/49	99
31	Fannie Mae, Pool #AW7383	3.00	8/1/29	29
49	Fannie Mae, Pool #AY4200	3.00	5/1/45	42
346	Fannie Mae, Pool #FS2122	3.00	3/1/52	287
102	Fannie Mae, Pool #AT2014	3.00	4/1/43	87
147	Fannie Mae, Pool #AP2465	3.00	8/1/42	125
92	Fannie Mae, Pool #BC4764	3.00	10/1/46	78
25	Fannie Mae, Pool #MA3331	3.00	4/1/48	21
329	Fannie Mae, Pool #AQ7920	3.00	12/1/42	280
6	Fannie Mae, Pool #MA3738	3.00	8/1/34	5
7	Fannie Mae, Pool #AX8309	3.00	11/1/29	7
31	Fannie Mae, Pool #MA3744	3.00	8/1/49	26
6	Fannie Mae, Pool #MA3802	3.00	10/1/49	5
22	Fannie Mae, Pool #MA3339	3.00	4/1/33	20
175	Fannie Mae, Pool #AP6493	3.00	9/1/42	149
75	Fannie Mae, Pool #AS8784	3.00	2/1/47	63
25	Fannie Mae, Pool #AS8438	3.00	12/1/36	21
20	Fannie Mae, Pool #MA3237	3.00	1/1/48	17
63	Fannie Mae, Pool #AK3302	3.00	3/1/27	59
64	Fannie Mae, Pool #BD5545	3.00	10/1/46	54
7	Fannie Mae, Pool #AL9848	3.00	3/1/47	6
11	Fannie Mae, Pool #AS8056	3.00	10/1/46	10
50	Fannie Mae, Pool #AS7238	3.00	5/1/46	42
13	Fannie Mae, Pool #MA2897	3.00	2/1/37	11
205	Fannie Mae, Pool #MA3834	3.00	11/1/49	172
235	Fannie Mae, Pool #FS1374	3.00	3/1/52	195
188	Fannie Mae, Pool #MA4579	3.00	4/1/52	156
30	Fannie Mae, Pool #MA3831	3.00	11/1/39	26
82	Fannie Mae, Pool #MA3774	3.00	9/1/49	68
113	Fannie Mae, Pool #AS7904	3.00	9/1/46	95
73	Fannie Mae, Pool #MA3106	3.00	8/1/47	61
107	Fannie Mae, Pool #MA3937	3.00	2/1/50	90
28	Fannie Mae, Pool #AL9996	3.00	4/1/32	26
85	Fannie Mae, Pool #AS0196	3.00	8/1/28	80
67	Fannie Mae, Pool #FM1134	3.00	4/1/48	57
12	Fannie Mae, Pool #MA2087	3.00	11/1/34	10
16	Fannie Mae, Pool #MA2961	3.00	4/1/37	14
10	Fannie Mae, Pool #MA3218	3.00	12/1/32	9
8	Fannie Mae, Pool #MA3657	3.00	5/1/34	7
123	Fannie Mae, Pool #MA2956	3.00	4/1/47	103
9	Fannie Mae, Pool #MA3078	3.00	7/1/37	8
47	Fannie Mae, Pool #MA1527	3.00	8/1/33	42
252	Fannie Mae, Pool #BU1241	3.00	3/1/52	209
21	Fannie Mae, Pool #BE3861	3.00	1/1/47	17
92	Fannie Mae, Pool #BN7703	3.00	8/1/49	77
98	Fannie Mae, Pool #BO3192	3.00	10/1/49	82
442	Fannie Mae, Pool #CB2756	3.00	2/1/52	368
17	Fannie Mae, Pool #BE9547	3.00	4/1/47	14
120	Fannie Mae, Pool #FM1370	3.00	4/1/46	101
133	Fannie Mae, Pool #BD2446	3.00	1/1/47	112
56	Fannie Mae, Pool #FM1552	3.00	12/1/47	47
106	Fannie Mae, Pool #MA1307	3.00	1/1/33	94
47	Fannie Mae, Pool #BD5787	3.00	9/1/46	40
23	Fannie Mae, Pool #MA1338	3.00	2/1/33	21
5	Fannie Mae, Pool #BA0826	3.00	10/1/30	5
113	Fannie Mae, Pool #MA4079	3.00	7/1/50	94
92	Fannie Mae, Pool #MA2806	3.00	11/1/46	78
12	Fannie Mae, Pool #AR7426	3.00	7/1/43	11
79	Fannie Mae, Pool #BM4703	3.50	2/1/48	70
4	Fannie Mae, Pool #AL8776	3.50	7/1/46	3
18	Fannie Mae, Pool #AS5892	3.50	10/1/45	16
23	Fannie Mae, Pool #BC7633	3.50	6/1/46	20

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Fannie Mae, Pool #MA3597	3.50	2/1/49	$18
26	Fannie Mae, Pool #AZ6383	3.50	9/1/45	23
9	Fannie Mae, Pool #CA0234	3.50	8/1/47	7
24	Fannie Mae, Pool #BC0163	3.50	1/1/46	21
58	Fannie Mae, Pool #CA0487	3.50	10/1/47	51
348	Fannie Mae, Pool #BU8723	3.50	6/1/52	300
35	Fannie Mae, Pool #BC3126	3.50	1/1/46	31
51	Fannie Mae, Pool #AY5303	3.50	3/1/45	45
5	Fannie Mae, Pool #MA2996	3.50	5/1/37	4
154	Fannie Mae, Pool #BM1568	3.50	7/1/47	137
68	Fannie Mae, Pool #BD5046	3.50	2/1/47	60
80	Fannie Mae, Pool #AS3133	3.50	8/1/44	71
58	Fannie Mae, Pool #MA1982	3.50	8/1/34	52
61	Fannie Mae, Pool #MA2125	3.50	12/1/44	53
56	Fannie Mae, Pool #AO4385	3.50	6/1/42	49
8	Fannie Mae, Pool #AS2081	3.50	4/1/29	8
19	Fannie Mae, Pool #MA3614	3.50	3/1/49	17
22	Fannie Mae, Pool #AX7655	3.50	1/1/45	20
15	Fannie Mae, Pool #MA3637	3.50	4/1/49	13
6	Fannie Mae, Pool #BM5446	3.50	2/1/49	5
75	Fannie Mae, Pool #BC1158	3.50	2/1/46	66
69	Fannie Mae, Pool #AL1717	3.50	5/1/27	65
20	Fannie Mae, Pool #BA1893	3.50	8/1/45	17
25	Fannie Mae, Pool #AY8856	3.50	9/1/45	22
37	Fannie Mae, Pool #AY3913	3.50	2/1/45	33
37	Fannie Mae, Pool #AY3802	3.50	2/1/45	33
8	Fannie Mae, Pool #MA3152	3.50	10/1/37	7
54	Fannie Mae, Pool #AS4771	3.50	4/1/45	47
55	Fannie Mae, Pool #MA3026	3.50	6/1/47	48
5	Fannie Mae, Pool #MA2909	3.50	2/1/37	5
58	Fannie Mae, Pool #AS0024	3.50	7/1/43	52
328	Fannie Mae, Pool #AO2548	3.50	4/1/42	291
38	Fannie Mae, Pool #AS5068	3.50	6/1/45	33
16	Fannie Mae, Pool #AE0981	3.50	3/1/41	15
56	Fannie Mae, Pool #FM3387	3.50	3/1/35	52
258	Fannie Mae, Pool #AB6017	3.50	8/1/42	229
24	Fannie Mae, Pool #MA2389	3.50	9/1/35	22
139	Fannie Mae, Pool #ZM4908	3.50	11/1/47	121
59	Fannie Mae, Pool #MA3663	3.50	5/1/49	51
25	Fannie Mae, Pool #MA3775	3.50	9/1/49	21
31	Fannie Mae, Pool #AS5696	3.50	8/1/45	28
11	Fannie Mae, Pool #MA3835	3.50	11/1/49	10
20	Fannie Mae, Pool #AJ4093	3.50	10/1/26	18
42	Fannie Mae, Pool #BE3767	3.50	7/1/47	37
19	Fannie Mae, Pool #FS1774	3.50	5/1/37	17
11	Fannie Mae, Pool #AE5487	3.50	10/1/25	11
385	Fannie Mae, Pool #MA4654	3.50	7/1/52	331
53	Fannie Mae, Pool #MA3414	3.50	7/1/48	46
479	Fannie Mae, Pool #MA4600	3.50	5/1/52	412
25	Fannie Mae, Pool #MA2923	3.50	3/1/37	23
48	Fannie Mae, Pool #AZ9576	3.50	12/1/45	42
119	Fannie Mae, Pool #MA3276	3.50	2/1/48	104
71	Fannie Mae, Pool #MA3238	3.50	1/1/48	62
3	Fannie Mae, Pool #AJ6181	3.50	12/1/26	3
7	Fannie Mae, Pool #BM1231	3.50	11/1/31	6
2	Fannie Mae, Pool #BA5031	3.50	1/1/46	1
51	Fannie Mae, Pool #AS7491	3.50	7/1/46	45
28	Fannie Mae, Pool #BM2001	3.50	12/1/46	25
235	Fannie Mae, Pool #CB3601	3.50	5/1/52	203
81	Fannie Mae, Pool #BJ2692	3.50	4/1/48	70
27	Fannie Mae, Pool #BJ0647	3.50	3/1/48	23
11	Fannie Mae, Pool #MA2495	3.50	1/1/46	10
99	Fannie Mae, Pool #BH9277	3.50	2/1/48	87
82	Fannie Mae, Pool #BH5155	3.50	9/1/47	72
104	Fannie Mae, Pool #AO3760	3.50	5/1/42	92
18	Fannie Mae, Pool #MA3692	3.50	7/1/49	15
30	Fannie Mae, Pool #AS5319	3.50	7/1/45	26
76	Fannie Mae, Pool #FM1543	3.50	11/1/48	66

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$68	Fannie Mae, Pool #MA3305	3.50	3/1/48	$59
26	Fannie Mae, Pool #AX5201	3.50	10/1/29	25
129	Fannie Mae, Pool #AQ0546	3.50	11/1/42	114
8	Fannie Mae, Pool #MA3634	3.50	4/1/39	7
51	Fannie Mae, Pool #MA3332	3.50	4/1/48	44
73	Fannie Mae, Pool #MA1107	3.50	7/1/32	66
43	Fannie Mae, Pool #AX2486	3.50	10/1/44	38
70	Fannie Mae, Pool #FM1911	3.50	7/1/48	62
51	Fannie Mae, Pool #AO4647	3.50	6/1/42	45
48	Fannie Mae, Pool #AS7388	3.50	6/1/46	42
43	Fannie Mae, Pool #FM1028	3.50	6/1/49	38
93	Fannie Mae, Pool #AU1635	3.50	7/1/43	82
55	Fannie Mae, Pool #AX9530	3.50	2/1/45	49
77	Fannie Mae, Pool #AZ0862	3.50	7/1/45	67
44	Fannie Mae, Pool #AO9140	3.50	7/1/42	39
8	Fannie Mae, Pool #MA3059	3.50	7/1/37	7
50	Fannie Mae, Pool #MA3057	3.50	7/1/47	43
54	Fannie Mae, Pool #AU3742	3.50	8/1/43	48
7	Fannie Mae, Pool #AK0706	3.50	2/1/27	7
5	Fannie Mae, Pool #AV6407	3.50	2/1/29	4
25	Fannie Mae, Pool #MA3462	3.50	9/1/33	23
47	Fannie Mae, Pool #BM5485	3.50	2/1/49	41
77	Fannie Mae, Pool #MA3182	3.50	11/1/47	67
141	Fannie Mae, Pool #BP1947	3.50	4/1/50	122
65	Fannie Mae, Pool #BM2000	3.50	5/1/47	57
45	Fannie Mae, Pool #AS4773	3.50	4/1/45	39
5	Fannie Mae, Pool #MA1021	3.50	3/1/27	4
39	Fannie Mae, Pool #AS6649	3.50	2/1/46	34
73	Fannie Mae, Pool #MA3520	3.50	11/1/48	64
71	Fannie Mae, Pool #AY1306	3.50	3/1/45	62
19	Fannie Mae, Pool #CA1191	3.50	11/1/47	16
58	Fannie Mae, Pool #MA3745	3.50	8/1/49	51
37	Fannie Mae, Pool #FM0020	3.50	7/1/49	33
78	Fannie Mae, Pool #BH9215	3.50	1/1/48	69
25	Fannie Mae, Pool #AS4772	3.50	4/1/45	22
8	Fannie Mae, Pool #310139	3.50	11/1/25	7
48	Fannie Mae, Pool #MA1980	3.50	8/1/44	42
94	Fannie Mae, Pool #BD2436	3.50	1/1/47	82
60	Fannie Mae, Pool #FM1001	3.50	11/1/48	52
73	Fannie Mae, Pool #MA2292	3.50	6/1/45	64
57	Fannie Mae, Pool #FM1566	3.50	11/1/48	50
65	Fannie Mae, Pool #AJ8476	3.50	12/1/41	57
43	Fannie Mae, Pool #AS7239	3.50	5/1/46	37
23	Fannie Mae, Pool #MA3494	3.50	10/1/48	20
48	Fannie Mae, Pool #AK7497	3.50	4/1/42	43
23	Fannie Mae, Pool #AZ2614	3.50	8/1/45	20
61	Fannie Mae, Pool #BK9038	3.50	10/1/33	57
4	Fannie Mae, Pool #AX0159	3.50	9/1/29	4
8	Fannie Mae, Pool #MA3906	3.50	1/1/50	7
21	Fannie Mae, Pool #AP9390	3.50	10/1/42	19
53	Fannie Mae, Pool #MA1059	3.50	5/1/32	49
44	Fannie Mae, Pool #AY4300	3.50	1/1/45	39
268	Fannie Mae, Pool #AO8137	3.50	8/1/42	238
9	Fannie Mae, Pool #MA2692	3.50	7/1/36	8
32	Fannie Mae, Pool #BE5258	3.50	1/1/47	28
21	Fannie Mae, Pool #AY2291	4.00	3/1/45	19
59	Fannie Mae, Pool #CA0183	4.00	8/1/47	54
85	Fannie Mae, Pool #FM5134	4.00	1/1/49	77
57	Fannie Mae, Pool #MA0641	4.00	2/1/31	56
4	Fannie Mae, Pool #MA3037	4.00	6/1/37	4
30	Fannie Mae, Pool #AS7600	4.00	7/1/46	27
55	Fannie Mae, Pool #MA3027	4.00	6/1/47	50
51	Fannie Mae, Pool #MA3121	4.00	9/1/47	46
88	Fannie Mae, Pool #AS7558	4.00	7/1/46	80
11	Fannie Mae, Pool #MA0695	4.00	4/1/31	11
33	Fannie Mae, Pool #AC7328	4.00	12/1/39	30
27	Fannie Mae, Pool #AS3903	4.00	11/1/44	25
117	Fannie Mae, Pool #AY1377	4.00	4/1/45	106

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$14	Fannie Mae, Pool #MA3536	4.00	12/1/48	$12
20	Fannie Mae, Pool #AY0025	4.00	2/1/45	18
7	Fannie Mae, Pool #AS3448	4.00	9/1/44	6
38	Fannie Mae, Pool #MA3615	4.00	3/1/49	34
59	Fannie Mae, Pool #MA3804	4.00	10/1/49	52
8	Fannie Mae, Pool #AS2117	4.00	4/1/44	8
22	Fannie Mae, Pool #MA3638	4.00	4/1/49	20
8	Fannie Mae, Pool #BM5525	4.00	3/1/31	7
53	Fannie Mae, Pool #BJ9169	4.00	5/1/48	48
122	Fannie Mae, Pool #AJ7857	4.00	12/1/41	112
7	Fannie Mae, Pool #MA3413	4.00	7/1/38	7
26	Fannie Mae, Pool #BC5559	4.00	3/1/46	23
72	Fannie Mae, Pool #BK7943	4.00	11/1/48	65
11	Fannie Mae, Pool #BJ0639	4.00	3/1/48	10
18	Fannie Mae, Pool #AT3872	4.00	6/1/43	17
69	Fannie Mae, Pool #MA2995	4.00	5/1/47	62
44	Fannie Mae, Pool #FM1960	4.00	5/1/49	40
41	Fannie Mae, Pool #AX0841	4.00	9/1/44	38
11	Fannie Mae, Pool #MA3216	4.00	12/1/37	11
17	Fannie Mae, Pool #MA0493	4.00	8/1/30	17
32	Fannie Mae, Pool #AS3467	4.00	10/1/44	30
24	Fannie Mae, Pool #BA6910	4.00	2/1/46	22
38	Fannie Mae, Pool #AY8981	4.00	8/1/45	35
42	Fannie Mae, Pool #AS3293	4.00	9/1/44	38
25	Fannie Mae, Pool #AS3468	4.00	10/1/44	23
13	Fannie Mae, Pool #BH2623	4.00	8/1/47	12
30	Fannie Mae, Pool #CA0237	4.00	8/1/47	27
5	Fannie Mae, Pool #MA2655	4.00	6/1/36	5
60	Fannie Mae, Pool #MA3183	4.00	11/1/47	54
70	Fannie Mae, Pool #AO2959	4.00	5/1/42	64
32	Fannie Mae, Pool #AL7347	4.00	9/1/45	29
20	Fannie Mae, Pool #MA3521	4.00	11/1/48	18
37	Fannie Mae, Pool #FM1571	4.00	12/1/48	33
39	Fannie Mae, Pool #FM1415	4.00	12/1/48	35
71	Fannie Mae, Pool #AU3753	4.00	8/1/43	65
5	Fannie Mae, Pool #AE0375	4.00	7/1/25	5
37	Fannie Mae, Pool #BK0909	4.00	7/1/48	33
4	Fannie Mae, Pool #AL9742	4.00	7/1/29	4
27	Fannie Mae, Pool #BN0594	4.00	12/1/48	25
22	Fannie Mae, Pool #BM4991	4.00	9/1/48	20
12	Fannie Mae, Pool #MA3427	4.00	7/1/33	12
9	Fannie Mae, Pool #AW5109	4.00	8/1/44	8
398	Fannie Mae, Pool #FS0016	4.00	6/1/49	360
155	Fannie Mae, Pool #AJ7689	4.00	12/1/41	142
14	Fannie Mae, Pool #AS8823	4.00	2/1/47	12
47	Fannie Mae, Pool #BK7608	4.00	9/1/48	42
40	Fannie Mae, Pool #AS8532	4.00	12/1/46	37
45	Fannie Mae, Pool #AS9831	4.00	6/1/47	41
27	Fannie Mae, Pool #BE8050	4.00	4/1/47	25
13	Fannie Mae, Pool #CA2469	4.00	10/1/48	11
25	Fannie Mae, Pool #AY1595	4.00	1/1/45	23
23	Fannie Mae, Pool #AL4778	4.00	10/1/32	22
36	Fannie Mae, Pool #AS7601	4.00	7/1/46	33
5	Fannie Mae, Pool #AW9041	4.00	8/1/44	5
34	Fannie Mae, Pool #AW5063	4.00	7/1/44	31
41	Fannie Mae, Pool #AV2340	4.00	12/1/43	37
34	Fannie Mae, Pool #MA3563	4.00	1/1/49	30
34	Fannie Mae, Pool #AS2498	4.00	5/1/44	31
6	Fannie Mae, Pool #AS7028	4.00	4/1/46	5
45	Fannie Mae, Pool #AS3216	4.00	9/1/44	42
1	Fannie Mae, Pool #BA0847	4.00	3/1/46	1
44	Fannie Mae, Pool #AS9486	4.00	4/1/47	39
15	Fannie Mae, Pool #FM1101	4.00	7/1/34	15
6	Fannie Mae, Pool #AC2995	4.00	9/1/24	6
63	Fannie Mae, Pool #BD7081	4.00	3/1/47	57
49	Fannie Mae, Pool #AL8387	4.00	3/1/46	45
381	Fannie Mae, Pool #FS3526	4.00	12/1/52	340
156	Fannie Mae, Pool #AJ5303	4.00	11/1/41	143

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$91	Fannie Mae, Pool #AH5859	4.00	2/1/41	$84
20	Fannie Mae, Pool #MA3244	4.00	1/1/38	19
31	Fannie Mae, Pool #BK9697	4.00	12/1/48	28
135	Fannie Mae, Pool #AS0531	4.00	9/1/43	124
7	Fannie Mae, Pool #BM4306	4.00	9/1/25	7
56	Fannie Mae, Pool #MA3211	4.00	12/1/47	51
20	Fannie Mae, Pool #CA2474	4.00	7/1/48	18
22	Fannie Mae, Pool #BN5258	4.00	2/1/49	20
63	Fannie Mae, Pool #MA3746	4.00	8/1/49	56
39	Fannie Mae, Pool #CA1894	4.00	6/1/48	35
25	Fannie Mae, Pool #BK0915	4.00	7/1/48	22
3	Fannie Mae, Pool #CA3084	4.00	2/1/49	2
40	Fannie Mae, Pool #MA3277	4.00	2/1/48	36
52	Fannie Mae, Pool #BM2002	4.00	10/1/47	47
2	Fannie Mae, Pool #AZ8874	4.00	9/1/45	1
52	Fannie Mae, Pool #AZ7362	4.00	11/1/45	47
236	Fannie Mae, Pool #MA4732	4.00	9/1/52	210
11	Fannie Mae, Pool #AH3394	4.00	1/1/41	10
33	Fannie Mae, Pool #AH6242	4.00	4/1/26	32
7	Fannie Mae, Pool #AL2689	4.00	2/1/27	7
299	Fannie Mae, Pool #190405	4.00	10/1/40	275
44	Fannie Mae, Pool #MA4797	4.00	11/1/37	41
95	Fannie Mae, Pool #BN6677	4.00	6/1/49	86
11	Fannie Mae, Pool #MA2455	4.00	11/1/35	10
15	Fannie Mae, Pool #MA3592	4.00	2/1/49	14
91	Fannie Mae, Pool #AZ8067	4.00	9/1/45	82
5	Fannie Mae, Pool #MA2536	4.00	2/1/36	5
50	Fannie Mae, Pool #FM0021	4.00	3/1/49	45
54	Fannie Mae, Pool #CA1015	4.00	1/1/48	49
37	Fannie Mae, Pool #BM5685	4.00	6/1/48	34
37	Fannie Mae, Pool #BN0334	4.00	12/1/48	34
22	Fannie Mae, Pool #CA0623	4.50	10/1/47	21
31	Fannie Mae, Pool #MA0481	4.50	8/1/30	30
16	Fannie Mae, Pool #MA3593	4.50	2/1/49	14
13	Fannie Mae, Pool #AU5302	4.50	10/1/43	12
8	Fannie Mae, Pool #AS0861	4.50	10/1/43	7
27	Fannie Mae, Pool #AB1389	4.50	8/1/40	25
11	Fannie Mae, Pool #AA0860	4.50	1/1/39	11
20	Fannie Mae, Pool #BK5283	4.50	6/1/48	19
49	Fannie Mae, Pool #MA3639	4.50	4/1/49	46
16	Fannie Mae, Pool #BM1285	4.50	5/1/47	15
11	Fannie Mae, Pool #CA1218	4.50	2/1/48	10
25	Fannie Mae, Pool #AS1638	4.50	2/1/44	24
13	Fannie Mae, Pool #AS8576	4.50	12/1/46	12
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
—	Fannie Mae, Pool #254954	4.50	10/1/23	—
29	Fannie Mae, Pool #AS2276	4.50	4/1/44	27
25	Fannie Mae, Pool #AL5082	4.50	3/1/44	23
14	Fannie Mae, Pool #BE6489	4.50	1/1/47	13
11	Fannie Mae, Pool #AH6790	4.50	3/1/41	10
61	Fannie Mae, Pool #AE0217	4.50	8/1/40	57
4	Fannie Mae, Pool #BN0877	4.50	11/1/48	4
54	Fannie Mae, Pool #CA1711	4.50	5/1/48	50
134	Fannie Mae, Pool #AH7521	4.50	3/1/41	126
53	Fannie Mae, Pool #AI4815	4.50	6/1/41	50
223	Fannie Mae, Pool #MA3184	4.50	11/1/47	210
45	Fannie Mae, Pool #AS8157	4.50	10/1/46	43
40	Fannie Mae, Pool #CA0148	4.50	8/1/47	37
34	Fannie Mae, Pool #BE5992	4.50	2/1/47	32
394	Fannie Mae, Pool #MA5070	4.50	7/1/53	362
404	Fannie Mae, Pool #BV7928	4.50	8/1/52	371
48	Fannie Mae, Pool #AB3192	4.50	6/1/41	45
135	Fannie Mae, Pool #AH9055	4.50	4/1/41	127
103	Fannie Mae, Pool #AS9394	4.50	4/1/47	97
55	Fannie Mae, Pool #AD8529	4.50	8/1/40	50
202	Fannie Mae, Pool #AL1107	4.50	11/1/41	190
13	Fannie Mae, Pool #FM3619	4.50	1/1/50	12
44	Fannie Mae, Pool #AL4450	4.50	12/1/43	42

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$11	Fannie Mae, Pool #AB1470	4.50	9/1/40	$10
9	Fannie Mae, Pool #AL8816	4.50	9/1/45	8
22	Fannie Mae, Pool #MA3522	4.50	11/1/48	20
2	Fannie Mae, Pool #AA9781	4.50	7/1/24	2
4	Fannie Mae, Pool #BK8830	4.50	8/1/48	4
55	Fannie Mae, Pool #BK1416	4.50	5/1/48	52
19	Fannie Mae, Pool #MA3537	4.50	12/1/48	17
23	Fannie Mae, Pool #AS0575	5.00	9/1/43	22
332	Fannie Mae, Pool #MA4761	5.00	9/1/52	313
9	Fannie Mae, Pool #MA3617	5.00	3/1/49	9
12	Fannie Mae, Pool #CA0349	5.00	9/1/47	12
3	Fannie Mae, Pool #BM3781	5.00	11/1/30	3
21	Fannie Mae, Pool #MA3594	5.00	2/1/49	21
25	Fannie Mae, Pool #AL5788	5.00	5/1/42	24
20	Fannie Mae, Pool #BM3904	5.00	5/1/48	19
12	Fannie Mae, Pool #CA1795	5.00	5/1/48	12
12	Fannie Mae, Pool #MA3472	5.00	9/1/48	12
258	Fannie Mae, Pool #889117	5.00	10/1/35	253
14	Fannie Mae, Pool #725238	5.00	3/1/34	14
9	Fannie Mae, Pool #MA3708	5.00	6/1/49	8
20	Fannie Mae, Pool #AS0837	5.00	10/1/43	19
15	Fannie Mae, Pool #MA3669	5.00	5/1/49	15
394	Fannie Mae, Pool #MA5071	5.00	7/1/53	371
59	Fannie Mae, Pool #AH5988	5.00	3/1/41	57
9	Fannie Mae, Pool #MA3527	5.00	11/1/48	9
11	Fannie Mae, Pool #890621	5.00	5/1/42	11
11	Fannie Mae, Pool #890603	5.00	8/1/41	11
25	Fannie Mae, Pool #836750	5.00	10/1/35	25
400	Fannie Mae, Pool #MA5010	5.50	5/1/53	387
390	Fannie Mae, Pool #MA5072	5.50	7/1/53	377
371	Fannie Mae, Pool #FS3360	5.50	12/1/52	363
—	Fannie Mae, Pool #AL0725	5.50	6/1/24	—
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
2	Fannie Mae, Pool #A69671	5.50	12/1/37	2
414	Fannie Mae, Pool #890221	5.50	12/1/33	415
6	Fannie Mae, Pool #929451	5.50	5/1/38	6
48	Fannie Mae, Pool #CB5704	6.00	2/1/53	47
255	Fannie Mae, Pool #725228	6.00	3/1/34	258
59	Fannie Mae, Pool #889984	6.50	10/1/38	61
125	Fannie Mae, 15 YR TBA	1.50	10/25/38	104
175	Fannie Mae, 15 YR TBA	3.00	10/25/38	158
100	Fannie Mae, 15 YR TBA	3.50	10/25/38	92
100	Fannie Mae, 15 YR TBA	4.00	10/25/38	94
25	Fannie Mae, 15 YR TBA	4.50	11/25/37	24
150	Fannie Mae, 15 YR TBA	4.50	10/25/38	144
25	Fannie Mae, 15 YR TBA	5.00	11/25/34	24
125	Fannie Mae, 15 YR TBA	5.00	10/25/38	122
100	Fannie Mae, 15 YR TBA	5.50	11/25/31	99
50	Fannie Mae, 30 YR TBA	3.00	11/25/53	41
100	Fannie Mae, 30 YR TBA	3.00	10/25/53	83
125	Fannie Mae, 30 YR TBA	3.50	10/25/53	107
25	Fannie Mae, 30 YR TBA	4.00	11/25/53	22
225	Fannie Mae, 30 YR TBA	4.00	10/25/53	200
650	Fannie Mae, 30 YR TBA	4.50	10/25/53	595
25	Fannie Mae, 30 YR TBA	4.50	11/25/53	23
175	Fannie Mae, 30 YR TBA	5.00	11/25/53	165
2,075	Fannie Mae, 30 YR TBA	5.00	10/25/53	1,956
1,700	Fannie Mae, 30 YR TBA	5.50	10/25/53	1,642
400	Fannie Mae, 30 YR TBA	5.50	11/25/52	386
400	Fannie Mae, 30 YR TBA	6.00	11/25/53	395
1,325	Fannie Mae, 30 YR TBA	6.00	10/25/53	1,307
925	Fannie Mae, 30 YR TBA	6.50	10/25/53	928
350	Fannie Mae, 30 YR TBA	6.50	11/25/53	351
50	Fannie Mae, 30 YR TBA	7.00	10/25/53	51
358	Freddie Mac, Pool #SB8097	1.50	4/1/36	298
419	Freddie Mac, Pool #SB8083	1.50	1/1/36	350
397	Freddie Mac, Pool #SB8144	1.50	3/1/37	331
319	Freddie Mac, Pool #QN9521	1.50	2/1/37	265

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$182	Freddie Mac, Pool #SD8139	1.50	4/1/51	$131
381	Freddie Mac, Pool #QC0962	1.50	4/1/51	273
390	Freddie Mac, Pool #SD8154	1.50	7/1/51	280
70	Freddie Mac, Pool #SD8082	1.50	10/1/50	50
382	Freddie Mac, Pool #SB8106	1.50	6/1/36	318
62	Freddie Mac, Pool #RB5110	1.50	5/1/41	47
405	Freddie Mac, Pool #SB8088	1.50	2/1/36	338
344	Freddie Mac, Pool #SB8115	2.00	8/1/36	295
406	Freddie Mac, Pool #SD8098	2.00	10/1/50	310
31	Freddie Mac, Pool #G18634	2.00	3/1/32	27
421	Freddie Mac, Pool #SD8172	2.00	10/1/51	320
420	Freddie Mac, Pool #RA5155	2.00	5/1/51	318
348	Freddie Mac, Pool #RA3575	2.00	9/1/50	268
242	Freddie Mac, Pool #RB5114	2.00	6/1/41	194
459	Freddie Mac, Pool #QB7708	2.00	1/1/51	349
94	Freddie Mac, Pool #ZS7735	2.00	1/1/32	83
371	Freddie Mac, Pool #QB8064	2.00	1/1/51	282
375	Freddie Mac, Pool #QB6893	2.00	12/1/50	286
353	Freddie Mac, Pool #QB3926	2.00	10/1/50	269
357	Freddie Mac, Pool #QB3716	2.00	9/1/50	272
554	Freddie Mac, Pool #SB8128	2.00	11/1/36	474
451	Freddie Mac, Pool #SD8182	2.00	12/1/51	343
372	Freddie Mac, Pool #RA3205	2.00	8/1/50	287
402	Freddie Mac, Pool #RA5040	2.00	4/1/51	309
381	Freddie Mac, Pool #RA4214	2.00	12/1/50	291
419	Freddie Mac, Pool #QC7473	2.00	9/1/51	319
29	Freddie Mac, Pool #J25777	2.00	9/1/28	27
414	Freddie Mac, Pool #SD8079	2.00	7/1/50	316
251	Freddie Mac, Pool #RA5257	2.00	5/1/51	193
12	Freddie Mac, Pool #J25759	2.00	8/1/28	11
383	Freddie Mac, Pool #SB8510	2.00	2/1/36	332
509	Freddie Mac, Pool #RA3606	2.00	10/1/50	387
375	Freddie Mac, Pool #QC1333	2.00	5/1/51	285
458	Freddie Mac, Pool #SD8193	2.00	2/1/52	349
161	Freddie Mac, Pool #RB5111	2.00	5/1/41	129
430	Freddie Mac, Pool #SD0731	2.00	5/1/51	331
229	Freddie Mac, Pool #RB5121	2.00	8/1/41	184
376	Freddie Mac, Pool #QC1075	2.00	4/1/51	286
137	Freddie Mac, Pool #QD3162	2.00	12/1/51	104
391	Freddie Mac, Pool #SD8160	2.00	8/1/51	298
299	Freddie Mac, Pool #RC1727	2.00	12/1/35	257
127	Freddie Mac, Pool #RB5095	2.00	1/1/41	103
220	Freddie Mac, Pool #SB8061	2.00	9/1/35	190
350	Freddie Mac, Pool #SB8107	2.00	6/1/36	300
397	Freddie Mac, Pool #RA3328	2.00	8/1/50	305
366	Freddie Mac, Pool #SD8121	2.00	1/1/51	279
245	Freddie Mac, Pool #RA6025	2.00	10/1/51	187
445	Freddie Mac, Pool #RA6026	2.00	10/1/51	341
222	Freddie Mac, Pool #SD7537	2.00	3/1/51	171
401	Freddie Mac, Pool #RA5928	2.00	9/1/51	307
411	Freddie Mac, Pool #QC3597	2.00	6/1/51	313
404	Freddie Mac, Pool #QC3697	2.00	6/1/51	307
273	Freddie Mac, Pool #RB5153	2.00	4/1/42	216
434	Freddie Mac, Pool #QD0433	2.00	11/1/51	330
409	Freddie Mac, Pool #QD1254	2.00	11/1/51	311
220	Freddie Mac, Pool #RA5256	2.00	5/1/51	169
132	Freddie Mac, Pool #RB5141	2.00	1/1/42	106
350	Freddie Mac, Pool #SD8128	2.00	2/1/51	266
400	Freddie Mac, Pool #QO0110	2.00	4/1/37	343
415	Freddie Mac, Pool #SD8199	2.00	3/1/52	315
436	Freddie Mac, Pool #QD5748	2.00	2/1/52	331
474	Freddie Mac, Pool #SD8113	2.00	12/1/50	362
351	Freddie Mac, Pool #RA4986	2.00	4/1/51	269
225	Freddie Mac, Pool #QC0423	2.00	4/1/51	172
453	Freddie Mac, Pool #RA6333	2.00	11/1/51	347
399	Freddie Mac, Pool #QC6815	2.00	9/1/51	304
370	Freddie Mac, Pool #SB8079	2.00	12/1/35	318
412	Freddie Mac, Pool #RA6507	2.00	12/1/51	316

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Freddie Mac, Pool #G18547	2.00	3/1/30	$13
398	Freddie Mac, Pool #SD8134	2.00	3/1/51	303
425	Freddie Mac, Pool #SD8177	2.00	11/1/51	324
130	Freddie Mac, Pool #RB5138	2.00	12/1/41	105
454	Freddie Mac, Pool #SD8188	2.00	1/1/52	345
227	Freddie Mac, Pool #SD8146	2.00	5/1/51	173
272	Freddie Mac, Pool #SD8150	2.00	6/1/51	207
435	Freddie Mac, Pool #QC6925	2.00	9/1/51	331
413	Freddie Mac, Pool #QB9896	2.00	3/1/51	314
416	Freddie Mac, Pool #QC4423	2.00	7/1/51	316
207	Freddie Mac, Pool #SD8067	2.50	6/1/50	165
128	Freddie Mac, Pool #SB0301	2.50	4/1/35	113
451	Freddie Mac, Pool #SD8194	2.50	2/1/52	358
119	Freddie Mac, Pool #G18611	2.50	9/1/31	106
39	Freddie Mac, Pool #ZS8692	2.50	4/1/33	35
59	Freddie Mac, Pool #ZS4687	2.50	11/1/46	48
338	Freddie Mac, Pool #SD8141	2.50	4/1/51	269
332	Freddie Mac, Pool #RA4527	2.50	2/1/51	266
54	Freddie Mac, Pool #RB5054	2.50	6/1/40	45
12	Freddie Mac, Pool #G18665	2.50	11/1/32	11
37	Freddie Mac, Pool #J35643	2.50	11/1/31	34
22	Freddie Mac, Pool #RA6815	2.50	2/1/52	17
232	Freddie Mac, Pool #QA9142	2.50	5/1/50	185
155	Freddie Mac, Pool #QA5290	2.50	12/1/49	124
172	Freddie Mac, Pool #RA2645	2.50	6/1/50	137
395	Freddie Mac, Pool #RA5802	2.50	9/1/51	317
410	Freddie Mac, Pool #RA6019	2.50	10/1/51	329
275	Freddie Mac, Pool #SD8099	2.50	10/1/50	220
48	Freddie Mac, Pool #ZK8425	2.50	12/1/31	43
23	Freddie Mac, Pool #G18704	2.50	6/1/33	21
423	Freddie Mac, Pool #RA6340	2.50	11/1/51	339
450	Freddie Mac, Pool #SD8147	2.50	5/1/51	358
422	Freddie Mac, Pool #SD8189	2.50	1/1/52	336
4	Freddie Mac, Pool #J30875	2.50	3/1/30	3
297	Freddie Mac, Pool #SD8151	2.50	6/1/51	236
281	Freddie Mac, Pool #QB3703	2.50	9/1/50	224
375	Freddie Mac, Pool #QC2031	2.50	5/1/51	299
295	Freddie Mac, Pool #SD8167	2.50	9/1/51	234
292	Freddie Mac, Pool #QB3287	2.50	8/1/50	233
311	Freddie Mac, Pool #SD8114	2.50	12/1/50	248
136	Freddie Mac, Pool #SB8108	2.50	6/1/36	120
245	Freddie Mac, Pool #RA3528	2.50	9/1/50	197
313	Freddie Mac, Pool #RA2643	2.50	6/1/50	249
116	Freddie Mac, Pool #RB5086	2.50	11/1/40	97
467	Freddie Mac, Pool #SD8212	2.50	5/1/52	371
392	Freddie Mac, Pool #QC2251	2.50	5/1/51	312
157	Freddie Mac, Pool #SD8083	2.50	8/1/50	125
34	Freddie Mac, Pool #SB8062	2.50	9/1/35	30
139	Freddie Mac, Pool #SD8055	2.50	4/1/50	111
304	Freddie Mac, Pool #SD8122	2.50	1/1/51	243
282	Freddie Mac, Pool #RA2634	2.50	5/1/50	226
235	Freddie Mac, Pool #RA2595	2.50	5/1/50	188
339	Freddie Mac, Pool #SD0412	2.50	8/1/50	274
96	Freddie Mac, Pool #J38477	2.50	2/1/33	87
449	Freddie Mac, Pool #RA6765	2.50	2/1/52	359
78	Freddie Mac, Pool #G18680	2.50	3/1/33	70
9	Freddie Mac, Pool #G08638	2.50	4/1/45	7
44	Freddie Mac, Pool #G18533	2.50	12/1/29	41
452	Freddie Mac, Pool #RA6621	2.50	1/1/52	362
428	Freddie Mac, Pool #QD5204	2.50	1/1/52	341
21	Freddie Mac, Pool #SB8053	2.50	7/1/35	19
51	Freddie Mac, Pool #G18470	2.50	6/1/28	47
52	Freddie Mac, Pool #RB5072	2.50	9/1/40	44
397	Freddie Mac, Pool #SD8183	2.50	12/1/51	315
53	Freddie Mac, Pool #G18635	2.50	3/1/32	48
31	Freddie Mac, Pool #C09026	2.50	2/1/43	26
13	Freddie Mac, Pool #C91904	2.50	11/1/36	11
67	Freddie Mac, Pool #J26408	2.50	11/1/28	60

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$87	Freddie Mac, Pool #QE2352	2.50	5/1/52	$69
8	Freddie Mac, Pool #G18472	2.50	7/1/28	8
374	Freddie Mac, Pool #RA5286	2.50	5/1/51	298
9	Freddie Mac, Pool #G08755	2.50	2/1/47	7
59	Freddie Mac, Pool #G18568	2.50	9/1/30	53
24	Freddie Mac, Pool #Q42878	2.50	9/1/46	19
308	Freddie Mac, Pool #SD8129	2.50	2/1/51	245
10	Freddie Mac, Pool #ZT2094	2.50	6/1/34	9
43	Freddie Mac, Pool #J23440	2.50	4/1/28	40
23	Freddie Mac, Pool #J25585	2.50	9/1/28	21
250	Freddie Mac, Pool #RB5157	2.50	5/1/42	204
406	Freddie Mac, Pool #QC9156	2.50	10/1/51	323
317	Freddie Mac, Pool #RA2897	2.50	6/1/50	254
36	Freddie Mac, Pool #J18954	2.50	4/1/27	33
417	Freddie Mac, Pool #RA6493	2.50	12/1/51	331
230	Freddie Mac, Pool #SD8205	2.50	4/1/52	183
394	Freddie Mac, Pool #RA5832	2.50	9/1/51	315
329	Freddie Mac, Pool #SD0578	2.50	3/1/51	261
406	Freddie Mac, Pool #QC7457	2.50	9/1/51	323
73	Freddie Mac, Pool #SB8045	2.50	5/1/35	64
114	Freddie Mac, Pool #RB5043	2.50	4/1/40	96
42	Freddie Mac, Pool #ZS8483	2.50	3/1/28	39
426	Freddie Mac, Pool #SD0780	2.50	12/1/51	341
347	Freddie Mac, Pool #SD8021	2.50	9/1/49	278
59	Freddie Mac, Pool #J37902	2.50	11/1/32	53
22	Freddie Mac, Pool #G18485	2.50	10/1/28	21
453	Freddie Mac, Pool #SD1011	2.50	4/1/52	360
23	Freddie Mac, Pool #RB5162	3.00	6/1/42	19
95	Freddie Mac, Pool #SD8242	3.00	9/1/52	79
24	Freddie Mac, Pool #J36428	3.00	2/1/32	22
31	Freddie Mac, Pool #G08648	3.00	6/1/45	26
20	Freddie Mac, Pool #J38675	3.00	3/1/33	19
36	Freddie Mac, Pool #G08640	3.00	5/1/45	31
12	Freddie Mac, Pool #Q18599	3.00	6/1/43	11
22	Freddie Mac, Pool #G18582	3.00	1/1/31	20
95	Freddie Mac, Pool #ZS4621	3.00	7/1/45	81
22	Freddie Mac, Pool #G30945	3.00	9/1/36	19
43	Freddie Mac, Pool #ZT0195	3.00	9/1/46	36
7	Freddie Mac, Pool #G30999	3.00	2/1/37	6
44	Freddie Mac, Pool #ZS4688	3.00	11/1/46	37
16	Freddie Mac, Pool #G18715	3.00	12/1/33	15
66	Freddie Mac, Pool #QA8065	3.00	3/1/50	55
47	Freddie Mac, Pool #G18518	3.00	7/1/29	43
53	Freddie Mac, Pool #J17774	3.00	1/1/27	50
116	Freddie Mac, Pool #Q16222	3.00	3/1/43	98
348	Freddie Mac, Pool #SD8174	3.00	10/1/51	289
53	Freddie Mac, Pool #ZT1323	3.00	10/1/48	44
51	Freddie Mac, Pool #Q20067	3.00	7/1/43	43
38	Freddie Mac, Pool #C91707	3.00	6/1/33	35
58	Freddie Mac, Pool #RA2594	3.00	5/1/50	48
70	Freddie Mac, Pool #ZS4693	3.00	12/1/46	59
41	Freddie Mac, Pool #ZT0715	3.00	9/1/48	34
2	Freddie Mac, Pool #Q39527	3.00	3/1/46	1
22	Freddie Mac, Pool #Q19754	3.00	7/1/43	19
141	Freddie Mac, Pool #SD8184	3.00	12/1/51	117
73	Freddie Mac, Pool #C04422	3.00	12/1/42	62
31	Freddie Mac, Pool #ZS8686	3.00	2/1/33	28
86	Freddie Mac, Pool #ZA1283	3.00	1/1/43	73
54	Freddie Mac, Pool #ZA2313	3.00	9/1/33	50
8	Freddie Mac, Pool #C91826	3.00	5/1/35	7
55	Freddie Mac, Pool #ZS4706	3.00	3/1/47	46
232	Freddie Mac, Pool #Q21065	3.00	8/1/43	197
204	Freddie Mac, Pool #QB1382	3.00	7/1/50	170
112	Freddie Mac, Pool #ZM2285	3.00	12/1/46	94
64	Freddie Mac, Pool #SD8074	3.00	7/1/50	54
48	Freddie Mac, Pool #G15145	3.00	7/1/29	44
115	Freddie Mac, Pool #QA9049	3.00	4/1/50	96
105	Freddie Mac, Pool #SD8024	3.00	11/1/49	88

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Freddie Mac, Pool #G08540	3.00	8/1/43	$19
88	Freddie Mac, Pool #ZS4512	3.00	5/1/43	75
168	Freddie Mac, Pool #ZS4519	3.00	6/1/43	142
104	Freddie Mac, Pool #C04619	3.00	3/1/43	88
474	Freddie Mac, Pool #ZS4522	3.00	7/1/43	402
69	Freddie Mac, Pool #C91581	3.00	11/1/32	64
100	Freddie Mac, Pool #ZS4658	3.00	4/1/46	84
3	Freddie Mac, Pool #J17111	3.00	10/1/26	2
110	Freddie Mac, Pool #SB8046	3.00	5/1/35	100
27	Freddie Mac, Pool #C91819	3.00	4/1/35	24
55	Freddie Mac, Pool #ZM2721	3.00	2/1/47	47
5	Freddie Mac, Pool #C91949	3.00	9/1/37	4
122	Freddie Mac, Pool #G60989	3.00	12/1/46	103
15	Freddie Mac, Pool #G18575	3.00	11/1/30	14
13	Freddie Mac, Pool #J33135	3.00	11/1/30	12
26	Freddie Mac, Pool #C91927	3.00	5/1/37	23
13	Freddie Mac, Pool #C91924	3.00	4/1/37	12
40	Freddie Mac, Pool #G08783	3.00	10/1/47	33
21	Freddie Mac, Pool #C91798	3.00	12/1/34	19
41	Freddie Mac, Pool #SD8056	3.00	4/1/50	34
28	Freddie Mac, Pool #ZS4703	3.00	2/1/47	23
32	Freddie Mac, Pool #ZS4641	3.00	12/1/45	27
15	Freddie Mac, Pool #ZT2019	3.00	5/1/34	13
13	Freddie Mac, Pool #J38057	3.00	12/1/32	12
55	Freddie Mac, Pool #ZS4779	3.00	6/1/48	46
361	Freddie Mac, Pool #QD9881	3.00	3/1/52	299
19	Freddie Mac, Pool #SD8030	3.00	12/1/49	16
5	Freddie Mac, Pool #Q18882	3.00	5/1/43	4
14	Freddie Mac, Pool #J38807	3.00	4/1/33	12
56	Freddie Mac, Pool #ZM2169	3.00	11/1/46	47
12	Freddie Mac, Pool #C91905	3.00	11/1/36	11
80	Freddie Mac, Pool #QA1033	3.00	7/1/49	67
4	Freddie Mac, Pool #C91809	3.00	2/1/35	3
42	Freddie Mac, Pool #G18531	3.00	11/1/29	39
5	Freddie Mac, Pool #Q13086	3.00	11/1/42	5
76	Freddie Mac, Pool #ZM2089	3.00	11/1/46	64
137	Freddie Mac, Pool #ZS4697	3.00	1/1/47	115
59	Freddie Mac, Pool #G18514	3.00	6/1/29	55
97	Freddie Mac, Pool #Q43734	3.00	10/1/46	83
48	Freddie Mac, Pool #G15217	3.00	11/1/29	45
4	Freddie Mac, Pool #J14241	3.00	1/1/26	4
85	Freddie Mac, Pool #ZS4609	3.00	4/1/45	71
40	Freddie Mac, Pool #G18569	3.00	9/1/30	36
125	Freddie Mac, Pool #Q45735	3.00	1/1/47	105
12	Freddie Mac, Pool #G18534	3.00	12/1/29	11
80	Freddie Mac, Pool #G60187	3.00	8/1/45	68
81	Freddie Mac, Pool #G18673	3.00	1/1/33	74
5	Freddie Mac, Pool #C91939	3.00	6/1/37	4
10	Freddie Mac, Pool #C91969	3.00	1/1/38	9
12	Freddie Mac, Pool #J29932	3.00	11/1/29	11
43	Freddie Mac, Pool #Q41795	3.00	7/1/46	36
9	Freddie Mac, Pool #C91943	3.00	7/1/37	8
25	Freddie Mac, Pool #ZS4759	3.50	3/1/48	22
10	Freddie Mac, Pool #C92003	3.50	7/1/38	9
61	Freddie Mac, Pool #ZS4622	3.50	7/1/45	53
70	Freddie Mac, Pool #ZS4642	3.50	12/1/45	61
9	Freddie Mac, Pool #C91940	3.50	6/1/37	8
69	Freddie Mac, Pool #G08641	3.50	5/1/45	60
68	Freddie Mac, Pool #ZS4651	3.50	3/1/46	59
15	Freddie Mac, Pool #A96409	3.50	1/1/41	13
99	Freddie Mac, Pool #ZS4599	3.50	1/1/45	87
28	Freddie Mac, Pool #G30776	3.50	7/1/35	25
37	Freddie Mac, Pool #Q12052	3.50	10/1/42	33
33	Freddie Mac, Pool #Q04087	3.50	10/1/41	29
29	Freddie Mac, Pool #G08698	3.50	3/1/46	25
98	Freddie Mac, Pool #SD8226	3.50	7/1/52	85
35	Freddie Mac, Pool #Q06749	3.50	3/1/42	31
44	Freddie Mac, Pool #ZS4704	3.50	2/1/47	39

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$48	Freddie Mac, Pool #SD2253	3.50	12/1/52	$42
19	Freddie Mac, Pool #J27494	3.50	2/1/29	18
449	Freddie Mac, Pool #SD0968	3.50	4/1/52	392
20	Freddie Mac, Pool #G08599	3.50	8/1/44	18
89	Freddie Mac, Pool #ZS4618	3.50	6/1/45	78
35	Freddie Mac, Pool #J15105	3.50	4/1/26	34
59	Freddie Mac, Pool #ZS4713	3.50	4/1/47	52
90	Freddie Mac, Pool #G08627	3.50	2/1/45	79
85	Freddie Mac, Pool #Q20860	3.50	8/1/43	75
35	Freddie Mac, Pool #ZS4771	3.50	6/1/48	31
33	Freddie Mac, Pool #G08687	3.50	1/1/46	29
2	Freddie Mac, Pool #E02735	3.50	10/1/25	2
9	Freddie Mac, Pool #J13582	3.50	11/1/25	9
76	Freddie Mac, Pool #G08804	3.50	3/1/48	66
21	Freddie Mac, Pool #G08846	3.50	11/1/48	19
23	Freddie Mac, Pool #G08813	3.50	5/1/48	20
5	Freddie Mac, Pool #C91925	3.50	4/1/37	5
7	Freddie Mac, Pool #G08620	3.50	12/1/44	7
52	Freddie Mac, Pool #G08761	3.50	5/1/47	45
35	Freddie Mac, Pool #Q36040	3.50	9/1/45	31
29	Freddie Mac, Pool #Q37449	3.50	11/1/45	25
78	Freddie Mac, Pool #G08766	3.50	6/1/47	68
55	Freddie Mac, Pool #ZS4630	3.50	9/1/45	48
16	Freddie Mac, Pool #RA1508	3.50	10/1/49	14
151	Freddie Mac, Pool #RA2469	3.50	4/1/50	132
29	Freddie Mac, Pool #Q58422	3.50	9/1/48	26
46	Freddie Mac, Pool #C91403	3.50	3/1/32	42
50	Freddie Mac, Pool #C91456	3.50	6/1/32	46
17	Freddie Mac, Pool #C91950	3.50	9/1/37	15
386	Freddie Mac, Pool #SD8221	3.50	6/1/52	332
13	Freddie Mac, Pool #C91742	3.50	1/1/34	12
286	Freddie Mac, Pool #SD8038	3.50	1/1/50	248
52	Freddie Mac, Pool #Q53176	3.50	12/1/47	46
12	Freddie Mac, Pool #Q31134	3.50	2/1/45	11
11	Freddie Mac, Pool #Q55002	3.50	3/1/48	9
32	Freddie Mac, Pool #G08733	3.50	11/1/46	28
273	Freddie Mac, Pool #ZS4487	3.50	6/1/42	241
—	Freddie Mac, Pool #J26144	3.50	10/1/23	—
27	Freddie Mac, Pool #SB0031	3.50	10/1/27	26
76	Freddie Mac, Pool #QA8794	3.50	4/1/50	66
558	Freddie Mac, Pool #SD8214	3.50	5/1/52	480
88	Freddie Mac, Pool #SB8183	3.50	10/1/37	81
20	Freddie Mac, Pool #G08605	3.50	9/1/44	17
36	Freddie Mac, Pool #Q57871	3.50	8/1/48	32
49	Freddie Mac, Pool #Q08998	3.50	6/1/42	43
62	Freddie Mac, Pool #G08632	3.50	3/1/45	54
22	Freddie Mac, Pool #C03920	3.50	5/1/42	20
59	Freddie Mac, Pool #Q08903	3.50	6/1/42	52
28	Freddie Mac, Pool #ZT1951	3.50	5/1/49	25
30	Freddie Mac, Pool #G18707	3.50	9/1/33	28
4	Freddie Mac, Pool #C91760	3.50	5/1/34	4
66	Freddie Mac, Pool #Q49490	3.50	7/1/47	57
61	Freddie Mac, Pool #Q09896	3.50	8/1/42	54
37	Freddie Mac, Pool #ZA5128	3.50	12/1/47	32
14	Freddie Mac, Pool #ZT0711	3.50	10/1/48	12
87	Freddie Mac, Pool #G08562	3.50	1/1/44	77
9	Freddie Mac, Pool #ZS4747	3.50	12/1/47	8
56	Freddie Mac, Pool #SD8001	3.50	7/1/49	49
29	Freddie Mac, Pool #ZS4663	3.50	5/1/46	25
121	Freddie Mac, Pool #ZS4536	3.50	10/1/43	107
48	Freddie Mac, Pool #Q51461	3.50	10/1/47	42
61	Freddie Mac, Pool #G61148	3.50	9/1/47	53
40	Freddie Mac, Pool #SD8011	3.50	9/1/49	35
26	Freddie Mac, Pool #ZS4659	3.50	4/1/46	22
15	Freddie Mac, Pool #SB8007	3.50	9/1/34	14
101	Freddie Mac, Pool #G08636	3.50	4/1/45	88
188	Freddie Mac, Pool #QE6074	4.00	7/1/52	168
6	Freddie Mac, Pool #G14453	4.00	6/1/26	6

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2	Freddie Mac, Pool #J12435	4.00	6/1/25	$2
39	Freddie Mac, Pool #SD8039	4.00	1/1/50	35
27	Freddie Mac, Pool #C91738	4.00	11/1/33	25
44	Freddie Mac, Pool #ZS4573	4.00	7/1/44	40
5	Freddie Mac, Pool #C91923	4.00	3/1/37	5
59	Freddie Mac, Pool #ZS4631	4.00	9/1/45	54
21	Freddie Mac, Pool #ZT1840	4.00	9/1/48	19
80	Freddie Mac, Pool #G06506	4.00	12/1/40	73
19	Freddie Mac, Pool #G08836	4.00	9/1/48	17
36	Freddie Mac, Pool #ZT1952	4.00	5/1/49	32
9	Freddie Mac, Pool #ZT1800	4.00	3/1/34	9
389	Freddie Mac, Pool #SD8244	4.00	9/1/52	346
386	Freddie Mac, Pool #SD8256	4.00	10/1/52	344
7	Freddie Mac, Pool #C92019	4.00	10/1/38	7
393	Freddie Mac, Pool #SD8313	4.00	4/1/53	350
23	Freddie Mac, Pool #Q34081	4.00	6/1/45	21
26	Freddie Mac, Pool #ZT1320	4.00	11/1/48	23
75	Freddie Mac, Pool #ZS4627	4.00	8/1/45	68
483	Freddie Mac, Pool #SD8286	4.00	1/1/53	431
117	Freddie Mac, Pool #SD8070	4.00	6/1/50	105
72	Freddie Mac, Pool #ZS4708	4.00	3/1/47	65
22	Freddie Mac, Pool #ZA6946	4.00	5/1/49	20
35	Freddie Mac, Pool #Q58680	4.00	9/1/48	32
48	Freddie Mac, Pool #G08588	4.00	5/1/44	44
45	Freddie Mac, Pool #G08616	4.00	11/1/44	41
57	Freddie Mac, Pool #ZA4988	4.00	8/1/47	52
14	Freddie Mac, Pool #ZS4652	4.00	2/1/46	13
41	Freddie Mac, Pool #G08567	4.00	1/1/44	37
43	Freddie Mac, Pool #G08618	4.00	12/1/44	40
19	Freddie Mac, Pool #G08831	4.00	8/1/48	17
63	Freddie Mac, Pool #ZL7781	4.00	2/1/44	58
383	Freddie Mac, Pool #QE5462	4.00	7/1/52	343
376	Freddie Mac, Pool #SD1132	4.00	6/1/52	336
26	Freddie Mac, Pool #C91765	4.00	6/1/34	24
9	Freddie Mac, Pool #C91994	4.00	5/1/38	8
12	Freddie Mac, Pool #G08672	4.00	10/1/45	11
97	Freddie Mac, Pool #SD0290	4.00	4/1/50	88
31	Freddie Mac, Pool #G08767	4.00	6/1/47	28
3	Freddie Mac, Pool #G08642	4.00	5/1/45	3
37	Freddie Mac, Pool #Q27594	4.00	8/1/44	34
3	Freddie Mac, Pool #Q27456	4.00	7/1/44	3
57	Freddie Mac, Pool #ZS4731	4.00	8/1/47	51
224	Freddie Mac, Pool #A96286	4.00	1/1/41	207
6	Freddie Mac, Pool #G08633	4.00	3/1/45	6
48	Freddie Mac, Pool #G08459	4.00	9/1/41	44
26	Freddie Mac, Pool #G08637	4.00	4/1/45	24
21	Freddie Mac, Pool #G08483	4.00	3/1/42	19
22	Freddie Mac, Pool #G08601	4.00	8/1/44	20
32	Freddie Mac, Pool #ZT2106	4.00	3/1/49	29
47	Freddie Mac, Pool #G08785	4.00	10/1/47	43
38	Freddie Mac, Pool #C09070	4.00	12/1/44	35
10	Freddie Mac, Pool #ZN5030	4.00	4/1/49	9
386	Freddie Mac, Pool #SD8306	4.50	3/1/53	355
385	Freddie Mac, Pool #SD8287	4.50	1/1/53	354
23	Freddie Mac, Pool #ZS4781	4.50	7/1/48	21
368	Freddie Mac, Pool #QE9161	4.50	9/1/52	338
17	Freddie Mac, Pool #Q22671	4.50	11/1/43	16
475	Freddie Mac, Pool #A97692	4.50	3/1/41	438
24	Freddie Mac, Pool #Q59805	4.50	11/1/48	23
389	Freddie Mac, Pool #SD8266	4.50	11/1/52	357
45	Freddie Mac, Pool #ZT1711	4.50	2/1/49	42
11	Freddie Mac, Pool #G08781	4.50	9/1/47	10
40	Freddie Mac, Pool #A97495	4.50	3/1/41	37
395	Freddie Mac, Pool #SD8340	4.50	7/1/53	362
92	Freddie Mac, Pool #RA7928	4.50	9/1/52	85
7	Freddie Mac, Pool #C09059	4.50	3/1/44	7
89	Freddie Mac, Pool #SD8002	4.50	7/1/49	83
445	Freddie Mac, Pool #SD8245	4.50	9/1/52	408

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$27	Freddie Mac, Pool #Q57957	4.50	8/1/48	$25
22	Freddie Mac, Pool #ZT1321	4.50	11/1/48	20
14	Freddie Mac, Pool #G08596	4.50	7/1/44	13
2	Freddie Mac, Pool #E02862	4.50	3/1/26	2
23	Freddie Mac, Pool #G08754	4.50	3/1/47	22
18	Freddie Mac, Pool #G60512	4.50	12/1/45	17
17	Freddie Mac, Pool #Q25432	4.50	3/1/44	16
23	Freddie Mac, Pool #ZS4774	4.50	5/1/48	21
35	Freddie Mac, Pool #G08759	4.50	4/1/47	33
4	Freddie Mac, Pool #A90437	4.50	1/1/40	4
5	Freddie Mac, Pool #SD0093	5.00	10/1/49	5
53	Freddie Mac, Pool #ZT1779	5.00	3/1/49	51
392	Freddie Mac, Pool #SD8288	5.00	1/1/53	370
394	Freddie Mac, Pool #SD8323	5.00	5/1/53	372
62	Freddie Mac, Pool #Q00763	5.00	5/1/41	60
392	Freddie Mac, Pool #SD8341	5.00	7/1/53	370
198	Freddie Mac, Pool #C01598	5.00	8/1/33	188
13	Freddie Mac, Pool #G05205	5.00	1/1/39	13
386	Freddie Mac, Pool #SD8299	5.00	2/1/53	364
398	Freddie Mac, Pool #SD8315	5.00	4/1/53	375
6	Freddie Mac, Pool #G08838	5.00	9/1/48	6
88	Freddie Mac, Pool #G04913	5.00	3/1/38	86
5	Freddie Mac, Pool #G07068	5.00	7/1/41	5
1	Freddie Mac, Pool #G06091	5.50	5/1/40	1
389	Freddie Mac, Pool #SD8342	5.50	7/1/53	376
30	Freddie Mac, Pool #G06031	5.50	3/1/40	30
386	Freddie Mac, Pool #SD8331	5.50	6/1/53	373
378	Freddie Mac, Pool #SD8300	5.50	2/1/53	366
123	Freddie Mac, Pool #G01665	5.50	3/1/34	123
24	Freddie Mac, Pool #G03551	6.00	11/1/37	25
392	Freddie Mac, Pool #SD8350	6.00	8/1/53	387
13	Freddie Mac, Pool #G05709	6.00	6/1/38	13
248	Freddie Mac, Pool #SD8325	6.00	5/1/53	245
2	Freddie Mac, Pool #A62706	6.00	6/1/37	2
114	Freddie Mac, Pool #G02794	6.00	5/1/37	117
507	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	401
179	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	142
251	Government National Mortgage Association, Pool #MA7533	2.00	8/20/51	198
321	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	254
414	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	327
189	Government National Mortgage Association, Pool #MA7880	2.00	2/20/52	150
375	Government National Mortgage Association, Pool #MA8041	2.00	5/20/52	295
592	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	467
352	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	278
457	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	361
329	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	260
302	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	239
312	Government National Mortgage Association, Pool #MA6818	2.00	8/20/50	247
569	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	449
357	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	283
333	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	263
398	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	314
440	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	347
408	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	325
632	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	498
5	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	5
545	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	446
184	Government National Mortgage Association, Pool #MA7705	2.50	11/20/51	150
407	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	333
13	Government National Mortgage Association, Pool #776954	2.50	11/15/42	11
441	Government National Mortgage Association, Pool #MA7827	2.50	1/20/52	360
18	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	15
368	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	302
10	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	9
16	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	13
174	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	143
403	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	329
11	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	9

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	$5
307	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	252
194	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	160
180	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	150
405	Government National Mortgage Association, Pool #MA7881	2.50	2/20/52	331
350	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	287
421	Government National Mortgage Association, Pool #MA7052	2.50	12/20/50	346
14	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	13
359	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	294
185	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	154
381	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	311
328	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	269
33	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	28
379	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	311
264	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	217
9	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	9
246	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	202
137	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	113
318	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	260
296	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	241
11	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	9
406	Government National Mortgage Association, Pool #MA7987	2.50	4/20/52	332
87	Government National Mortgage Association, Pool #MA6598	2.50	4/20/50	72
416	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	341
15	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	14
385	Government National Mortgage Association, Pool #MA8147	2.50	7/20/52	315
559	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	457
410	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	337
10	Government National Mortgage Association, Pool #711729	2.50	3/15/43	9
103	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	89
94	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	81
128	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	110
7	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	6
9	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	9
148	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	127
69	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	59
50	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	43
127	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	112
368	Government National Mortgage Association, Pool #MA7768	3.00	12/20/51	312
19	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	18
29	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	25
139	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	120
49	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	43
59	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	51
335	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	288
6	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	6
20	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	17
152	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	130
52	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	45
147	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	127
128	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	110
123	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	106
164	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	142
55	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	48
46	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	40
450	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	389
84	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	72
166	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	143
18	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	16
12	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	10
356	Government National Mortgage Association, Pool #MA7706	3.00	11/20/51	303
18	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	15
81	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	70
72	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	62
29	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	25
73	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	63
89	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	77
60	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	52

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	$11
136	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	117
4	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	4
100	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	86
15	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	14
55	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	47
77	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	66
61	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	53
17	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	15
79	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	68
96	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	83
4	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	3
44	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	38
71	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	61
122	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	105
71	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	62
44	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	38
69	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	59
47	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	41
112	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	96
3	Government National Mortgage Association, Pool #5276	3.00	1/20/27	3
416	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	353
105	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	90
359	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	306
36	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	31
38	Government National Mortgage Association, Pool #779084	3.00	4/15/42	34
22	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	19
206	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	176
68	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	58
15	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	13
9	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	8
67	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	57
233	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	199
90	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	80
125	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	113
378	Government National Mortgage Association, Pool #MA8199	3.50	8/20/52	331
40	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	36
44	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	39
37	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	33
79	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	69
39	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	35
59	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	53
52	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	47
43	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	39
66	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	59
25	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	22
124	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	111
107	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	96
122	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	109
124	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	111
50	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	44
53	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	47
45	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	40
57	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	51
176	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	158
54	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	48
2	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	2
112	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	99
16	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	14
14	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	13
86	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	77
87	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	76
220	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	197
77	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	69
15	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	14
80	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	71
10	Government National Mortgage Association, Pool #738602	3.50	8/15/26	9
48	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	43

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$39	Government National Mortgage Association, Pool #740798	3.50	1/15/42	$34
102	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	91
61	Government National Mortgage Association, Pool #783976	3.50	4/20/43	55
7	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	7
65	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	58
47	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	41
72	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	64
69	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	62
44	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	39
31	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	27
9	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	8
72	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	64
86	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	77
9	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	8
14	Government National Mortgage Association, Pool #796271	3.50	7/15/42	12
65	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	58
107	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	96
64	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	57
95	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	85
12	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	11
72	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	64
468	Government National Mortgage Association, Pool #MA8149	3.50	7/20/52	410
54	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	48
10	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	9
56	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	50
12	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	10
4	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	4
11	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	10
70	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	62
38	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	34
68	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	61
67	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	60
65	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	58
54	Government National Mortgage Association, Pool #778157	3.50	3/15/42	48
59	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	53
36	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	32
101	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	90
66	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	58
238	Government National Mortgage Association, Pool #MA8266	3.50	9/20/52	208
8	Government National Mortgage Association, Pool #766495	4.00	10/15/41	8
30	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	28
49	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	45
65	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	60
155	Government National Mortgage Association, Pool #5139	4.00	8/20/41	144
54	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	50
55	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	51
8	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	8
9	Government National Mortgage Association, Pool #779401	4.00	6/15/42	8
13	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	12
42	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	39
14	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	12
17	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	15
483	Government National Mortgage Association, Pool #MA8267	4.00	9/20/52	435
27	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	25
12	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	11
46	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	43
90	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	82
48	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	44
35	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	32
15	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	14
42	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	39
14	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	12
25	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	23
18	Government National Mortgage Association, Pool #738710	4.00	9/15/41	16
26	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	24
13	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	12
76	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	70
12	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	11

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	$46
41	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	38
15	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	14
46	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	42
27	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	25
20	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	19
11	Government National Mortgage Association, Pool #4922	4.00	1/20/41	10
61	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	57
73	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	68
19	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	17
75	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	69
20	Government National Mortgage Association, Pool #753254	4.00	9/15/43	18
41	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	38
43	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	39
35	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	33
23	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	21
389	Government National Mortgage Association, Pool #MA8200	4.00	8/20/52	351
46	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	42
18	Government National Mortgage Association, Pool #740068	4.00	9/15/40	17
38	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	35
8	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	7
46	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	43
79	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	73
44	Government National Mortgage Association, Pool #713876	4.00	8/15/39	40
50	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	46
55	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	51
7	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	6
14	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	13
51	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	48
11	Government National Mortgage Association, Pool #729511	4.50	4/15/40	10
393	Government National Mortgage Association, Pool #MA8724	4.50	3/20/53	363
3	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	3
9	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	8
95	Government National Mortgage Association, Pool #717148	4.50	5/15/39	90
12	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	11
29	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	27
17	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	16
32	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	30
12	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	11
13	Government National Mortgage Association, Pool #738793	4.50	9/15/41	12
5	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	5
19	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	18
10	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	9
22	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	21
5	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	5
163	Government National Mortgage Association, Pool #721760	4.50	8/15/40	154
58	Government National Mortgage Association, Pool #5260	4.50	12/20/41	55
32	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	31
218	Government National Mortgage Association, Pool #4801	4.50	9/20/40	207
57	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	54
40	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	38
37	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	35
376	Government National Mortgage Association, Pool #MA8151	4.50	7/20/52	347
10	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	9
570	Government National Mortgage Association, Pool #MA8877	4.50	5/20/53	526
4	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	3
35	Government National Mortgage Association, Pool #604285	5.00	5/15/33	35
399	Government National Mortgage Association, Pool #MA9105	5.00	8/20/53	378
9	Government National Mortgage Association, Pool #782468	5.00	11/15/38	9
9	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	8
5	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	5
4	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	4
9	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	9
15	Government National Mortgage Association, Pool #675179	5.00	3/15/38	15
395	Government National Mortgage Association, Pool #MA8800	5.00	4/20/53	374
398	Government National Mortgage Association, Pool #MA9016	5.00	7/20/53	377
391	Government National Mortgage Association, Pool #MA8647	5.00	2/20/53	368
4	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	4

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$9	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	$9
159	Government National Mortgage Association, Pool #4559	5.00		10/20/39	157
33	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	33
19	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	19
75	Government National Mortgage Association, Pool #782523	5.00		11/15/35	72
9	Government National Mortgage Association, Pool #MA5819	5.00		3/20/49	9
4	Government National Mortgage Association, Pool #MA5653	5.00		12/20/48	3
9	Government National Mortgage Association, Pool #MA5400	5.00		8/20/48	9
10	Government National Mortgage Association, Pool #MA5933	5.00		5/20/49	10
23	Government National Mortgage Association, Pool #712690	5.00		4/15/39	22
45	Government National Mortgage Association, Pool #694531	5.00		11/15/38	44
16	Government National Mortgage Association, Pool #MA5597	5.00		11/20/48	16
199	Government National Mortgage Association, Pool #MA8948	5.50		6/20/53	193
29	Government National Mortgage Association, Pool #510835	5.50		2/15/35	28
246	Government National Mortgage Association, Pool #MA8801	5.50		4/20/53	239
51	Government National Mortgage Association, Pool #783284	5.50		6/20/40	52
7	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	7
398	Government National Mortgage Association, Pool #MA9017	5.50		7/20/53	387
6	Government National Mortgage Association, Pool #658181	5.50		11/15/36	5
26	Government National Mortgage Association, Pool #781959	6.00		7/15/35	25
29	Government National Mortgage Association, Pool #4245	6.00		9/20/38	29
25	Government National Mortgage Association, Pool #4222	6.00		8/20/38	25
8	Government National Mortgage Association, Pool #699237	6.50		9/15/38	7
1,775	Government National Mortgage Association, 30 YR TBA	2.00		10/20/53	1,398
150	Government National Mortgage Association, 30 YR TBA	2.50		10/20/53	122
350	Government National Mortgage Association, 30 YR TBA	3.00		10/20/53	296
175	Government National Mortgage Association, 30 YR TBA	3.50		10/20/53	153
725	Government National Mortgage Association, 30 YR TBA	4.00		10/20/53	652
50	Government National Mortgage Association, 30 YR TBA	4.50		11/20/53	46
600	Government National Mortgage Association, 30 YR TBA	4.50		10/20/53	554
125	Government National Mortgage Association, 30 YR TBA	5.00		11/20/51	118
400	Government National Mortgage Association, 30 YR TBA	5.00		10/20/53	379
750	Government National Mortgage Association, 30 YR TBA	5.50		10/20/53	727
225	Government National Mortgage Association, 30 YR TBA	5.50		11/20/46	218
1,100	Government National Mortgage Association, 30 YR TBA	6.00		10/20/53	1,089
225	Government National Mortgage Association, 30 YR TBA	6.50		11/20/53	226
250	Government National Mortgage Association, 30 YR TBA	6.50		10/20/53	251
	Total U.S. Government Agency Mortgages				171,343

	Corporate Bond — 0.10%
225	PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)	5.10		6/1/52	201
	Total Corporate Bond				201

Shares
	Investment Company — 14.02%
27,779,648	State Street Institutional Treasury Plus Money Market Fund, Trust Class	5.23	(b)		27,780
	Total Investment Company				27,780

	Total Investments Before TBA Sale Commitments				213,423
	(cost $245,515) — 107.72%

Principal Amount (000)
	TBA Sale Commitments (c) — (0.12)%
$(50)	Fannie Mae, 15 YR TBA	2.50		10/25/38	(44)
(50)	Fannie Mae, 30 YR TBA	2.00		11/25/53	(38)
(200)	Fannie Mae, 30 YR TBA	2.00		10/25/53	(152)

	Total TBA Sale Commitments				(234)

	Liabilities in excess of other assets — (7.60)%				(15,067)
	Net Assets — 100.00%				$198,122

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2023.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

(b)	Annualized 7-day yield as of period-end.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.47%	-	1.47%
Collateralized Mortgage Obligations	5.65%	-	5.65%
U.S. Government Agency Mortgages	86.48%	-	86.48%
Corporate Bond	0.10%	-	0.10%
Investment Company	7.79%	6.23%	14.02%
TBA Sale Commitments	-0.12%	-	-0.12%
Other Assets (Liabilities)	-7.49%	-0.11%	-7.60%
Total Net Assets	93.88%	6.12%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 98.72%
	Alabama — 8.20%
$1,130	Auburn University Revenue, Series A Continuously Callable @100	5.00		6/1/28	$1,144
2,315	City of Huntsville AL, GO, Series A	5.00		3/1/27	2,422
2,025	County of Baldwin AL, GO Continuously Callable @100	5.00		5/1/25	2,052
					5,618
	Arizona — 9.67%
990	Arizona Department of Transportation State Highway Fund Revenue	5.00		7/1/28	1,053
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO, Series B	5.00		7/1/24	1,657
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00	(a)	1/1/46	2,529
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00		7/1/25	1,377
					6,616
	Arkansas — 3.36%
2,295	Rogers School District No. 30, GO Continuously Callable @100 (State Aid Withholding)	4.00		2/1/26	2,297

	District of Columbia — 0.74%
500	District of Columbia, GO, Series D	5.00		6/1/24	504

	Georgia — 1.93%
1,300	State of Georgia, GO, Series C	4.00		1/1/27	1,317

	Illinois — 4.23%
1,900	Metropolitan Water Reclamation District of Greater Chicago, GO, Series C	5.00		12/1/24	1,921
935	State of Illinois, GO, Series D	5.00		11/1/27	975
					2,896
	Indiana — 3.95%
2,660	Indiana Finance Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (Pre-Refunded/Escrowed to Maturity)	5.00		3/1/39	2,699

	Iowa — 5.36%
1,000	City of Ankeny IA, GO, Series A	5.00		6/1/25	1,020
2,105	City of Dubuque IA, GO, Series A	2.00		6/1/24	2,079
550	Linn-Mar Community School District, GO Continuously Callable @100 (BAM)	5.00		5/1/27	569
					3,668
	Kansas — 6.04%
2,540	Kansas Development Finance Authority Revenue, Series D	5.00		4/1/25	2,583
1,465	Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-Refunded/Escrowed to Maturity) (Pre-Refunded/Escrowed to Maturity)	5.00		9/1/36	1,547
					4,130
	Maryland — 1.44%
900	County of Baltimore MD, GO	5.00		3/1/31	987

	Massachusetts — 2.33%
1,545	Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (Pre-Refunded/Escrowed to Maturity)	5.00		2/15/49	1,594

	Michigan — 1.51%
1,065	Michigan State Housing Development Authority Revenue, Series A-1 Continuously Callable @100	0.65		10/1/24	1,030

	Missouri — 1.63%
1,100	Lindbergh School District, GO	4.00		3/1/27	1,112

	Nebraska — 3.09%
2,060	Nebraska Public Power District Revenue, Series A	5.00		1/1/26	2,113

	New Jersey — 6.40%
1,250	New Jersey Health Care Facilities Financing Authority Revenue, Series A Continuously Callable @100	5.00		7/1/30	1,288
3,000	State of New Jersey, GO, Series A	5.00		6/1/26	3,091
					4,379
	New York — 3.51%
650	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00		11/1/23	651
1,610	New York State Dormitory Authority Revenue, Series A-1	5.00		3/15/31	1,747
					2,398

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Dakota — 2.00%
$1,365	City of Bismarck ND, GO, Series Q	4.00		5/1/24	$1,366

	Oregon — 3.87%
1,320	City of Salem OR, GO	5.00		6/1/24	1,331
1,250	Oregon State Lottery Revenue, Series A Continuously Callable @100	5.00		4/1/30	1,313
					2,644
	South Dakota — 3.04%
1,905	South Dakota Conservancy District Revenue, Series B	5.00		8/1/30	2,076

	Texas — 7.51%
1,550	City of Garland TX Electric Utility System Revenue, Series A	5.00		3/1/24	1,557
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,029
360	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	365
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,176
1,000	Spring Branch Independent School District, GO (PSF-GTD)	5.00		2/1/25	1,016
					5,143
	Utah — 3.50%
2,340	Alpine School District/UT, GO, Series A (SCH BD GTY)	4.00		3/15/29	2,391

	Virginia — 3.71%
900	City of Fredericksburg VA, GO, Series A (State Aid Withholding)	5.00		10/1/29	978
1,505	Hampton Roads Transportation Accountability Commission Revenue, Series A	5.00		7/1/26	1,556
					2,534
	Washington — 4.60%
1,260	County of King WA, GO, Series B	5.00		7/1/25	1,287
1,085	King County School District No. 405 Bellevue, GO (SCH BD GTY)	5.00		12/1/24	1,100
750	State of Washington, GO, Series R-2022C	4.00		7/1/26	758
					3,145
	West Virginia — 3.08%
2,130	Jefferson County Board of Education/WV, GO	2.00		6/1/24	2,104

	Wisconsin — 4.02%
2,700	State of Wisconsin, GO Continuously Callable @100	5.00		5/1/29	2,749

	Total Municipal Bonds				67,510

Shares
	Investment Company — 0.32%
221,682	State Street Institutional Treasury Plus Money Market Fund, Trust Class	5.23	(b)		222
	Total Investment Company				222

	Total Investments (cost $69,822) — 99.04%				67,732
	Other assets in excess of liabilities — 0.96%				658
	Net Assets — 100.00%				$68,390

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2023.
(b)	Annualized 7-day yield as of period-end.

BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

As of September 30, 2023, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 95.00%
	Alabama — 2.03%
$1,415	Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue Continuously Callable @100	5.00		6/1/29	$1,448
1,675	Auburn University Revenue, Series A	5.00		6/1/26	1,729
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53	4.00	(a)	6/1/51	2,716
1,500	Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32	5.25		12/1/53	1,538
1,000	The Lower Alabama Gas District Revenue, Callable 9/1/25 @ 100.58	4.00	(a)	12/1/50	977
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,028
					9,436
	Alaska — 0.33%
1,495	State of Alaska, GO, Series A Continuously Callable @100	5.00		8/1/29	1,533

	Arizona — 2.54%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable @100	5.00		7/1/32	1,835
1,555	City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable @100 (AMT)	5.00		7/1/30	1,603
1,000	Maricopa County Union High School District No. 210-Phoenix, GO	5.00		7/1/25	1,022
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,252
4,000	Salt River Project Agricultural Improvement & Power District Revenue, Series A Continuously Callable @100	5.00		12/1/36	4,052
1,000	Salt Verde Financial Corp. Revenue	5.25		12/1/24	1,004
1,015	State of Arizona Certificates of Participation, Series A	5.00		10/1/25	1,039
					11,807
	California — 1.53%
2,460	Golden State Tobacco Securitization Corp. Revenue, Series A-1	5.00		6/1/26	2,550
1,250	State of California, GO	5.00		8/1/24	1,265
1,000	State of California, GO Continuously Callable @100	5.00		4/1/35	1,064
2,000	State of California, GO Continuously Callable @100	5.00		9/1/33	2,227
					7,106
	Colorado — 3.71%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00		3/1/25	1,244
1,750	City & County of Denver CO Airport System Revenue, Series A	5.00		11/15/23	1,753
3,600	City & County of Denver CO Airport System Revenue, Series A (AMT)	5.00		12/1/25	3,648
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	3,588
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,081
3,740	State of Colorado Certificates of Participation, Series M Continuously Callable @100	5.00		3/15/29	3,934
					17,248
	Connecticut — 0.92%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,117
1,500	State of Connecticut Special Tax Revenue, Series D Continuously Callable @100	5.00		11/1/34	1,625
465	State of Connecticut, GO, Series E Continuously Callable @100	5.00		9/15/32	496
1,000	State of Connecticut, GO, Series A	4.00		1/15/29	1,023
					4,261
	Delaware — 0.15%
620	Delaware Transportation Authority Revenue Continuously Callable @100	5.00		7/1/32	675

	District of Columbia — 2.08%
1,500	District of Columbia Revenue	5.00		4/1/25	1,522
1,000	District of Columbia, GO, Series D Continuously Callable @100	5.00		6/1/33	1,034
2,075	Metropolitan Washington Airports Authority Aviation Revenue, Series A Continuously Callable @100 (AMT)	4.00		10/1/36	1,942
2,000	Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT)	5.00		10/1/29	2,083
2,815	Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A	5.00		7/15/31	3,066
					9,647
	Florida — 3.75%
2,000	Alachua County Health Facilities Authority Revenue, Callable 6/1/26 @ 100.00	5.00	(a)	12/1/37	2,027
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00		7/1/30	1,628
1,500	County of Lee FL Solid Waste System Revenue (AMT)	5.00		10/1/25	1,521
955	County of Polk FL Utility System Revenue	5.00		10/1/27	1,004
1,000	Florida Municipal Power Agency Revenue, Series A	5.00		10/1/25	1,023
2,030	JEA Electric System Revenue, Series 3A Continuously Callable @100	5.00		10/1/34	2,155

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$3,250	Orange County Convention Center/Orlando Revenue, Series B	5.00		10/1/25	$3,307
3,295	Orlando Utilities Commission Revenue, Series 2018-A Continuously Callable @100	5.00		10/1/32	3,451
1,200	State of Florida, GO, Series A	5.00		7/1/30	1,315
					17,431
	Georgia — 2.38%
1,600	Development Authority for Fulton County Revenue, Series A	5.00		7/1/24	1,603
5,000	Main Street Natural Gas, Inc. Revenue, Series C, Callable 6/1/26 @ 100.50	4.00	(a)	3/1/50	4,864
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	978
1,000	State of Georgia, GO, Series A Continuously Callable @100	3.00		8/1/36	852
1,225	State of Georgia, GO, Series C	4.00		1/1/28	1,251
1,415	State of Georgia, GO, Series A	5.00		7/1/28	1,511
					11,059
	Illinois — 7.02%
455	Chicago O'Hare International Airport Revenue, Series C (AMT)	5.00		1/1/32	470
400	Chicago O'Hare International Airport Revenue, Series C Continuously Callable @100 (AMT)	5.00		1/1/33	411
730	Chicago O'Hare International Airport Revenue, Series B Continuously Callable @100	5.00		1/1/28	737
1,000	Chicago Park District, GO, Series B Continuously Callable @100	5.00		1/1/26	1,003
66	City of Chicago IL Certificates of Participation, Series NT Continuously Callable @100	7.46		2/15/26	45
1,000	City of Chicago IL Waterworks Revenue, Series 2017-2	5.00		11/1/24	1,007
1,000	City of Chicago IL Waterworks Revenue Continuously Callable @100	5.00		11/1/25	1,004
2,335	City of Chicago Il, GO, Series A Continuously Callable @100	4.00		1/1/36	2,171
1,375	Illinois Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00	(a)	5/15/50	1,390
1,635	Illinois State Toll Highway Authority Revenue, Series B	5.00		1/1/25	1,658
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A Continuously Callable @100	5.00		12/1/27	3,136
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,747
1,420	Metropolitan Water Reclamation District of Greater Chicago, GO, Series D	5.00		12/1/30	1,544
2,000	Regional Transportation Authority Revenue (AGM)	6.00		6/1/25	2,026
3,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	3,126
4,600	State of Illinois Sales Tax Revenue, Series A (BAM)	5.00		6/15/25	4,632
1,000	State of Illinois, GO, Series D	5.00		7/1/27	1,031
2,995	University of Illinois Certificates of Participation, Series B Continuously Callable @100	5.00		10/1/27	3,064
2,400	University of Illinois Revenue, Series A	5.00		4/1/25	2,445
					32,647
	Indiana — 1.82%
2,500	City of Whiting IN Revenue (AMT)	5.00	(a)	12/1/44	2,526
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	1,965
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,475
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,006
1,350	Indiana Finance Authority Revenue, Series A Continuously Callable @100	5.00		10/1/34	1,471
					8,443
	Iowa — 0.40%
450	Iowa Tobacco Settlement Authority Revenue, Series A-2, Class - 1 Continuously Callable @100	5.00		6/1/32	482
1,280	Waukee Community School District, GO, Series A Continuously Callable @100	5.00		6/1/32	1,399
					1,881
	Kentucky — 1.67%
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,001
3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00	(a)	1/1/49	3,455
3,560	Kentucky Public Energy Authority Revenue, Series A-1, Callable 5/1/30 @ 100.38	4.00	(a)	8/1/52	3,320
					7,776
	Louisiana — 1.06%
1,415	Jefferson Sales Tax District Revenue, Series A (AGM)	5.00		12/1/25	1,444
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,485
1,000	Parish of St. John the Baptist LA Revenue	2.10	(a)	6/1/37	979
					4,908

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Maine— 0.22%
$1,025	Finance Authority of Maine Revenue, Series A-1 (AGM)	5.00		12/1/26	$1,041

	Maryland — 3.12%
2,000	County of Baltimore MD, GO Continuously Callable @100	4.00		3/1/33	2,032
860	County of Frederick MD, GO Continuously Callable @100	5.00		4/1/37	942
1,190	County of Howard MD, GO, Series A Continuously Callable @100	5.00		8/15/34	1,322
2,905	County of Montgomery MD, GO, Series A Continuously Callable @100	4.00		8/1/31	2,977
2,090	Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT)	5.00		6/1/28	2,182
1,000	State of Maryland Department of Transportation Revenue Continuously Callable @100	4.00		10/1/32	999
2,500	State of Maryland Department of Transportation Revenue Continuously Callable @100	5.00		10/1/32	2,723
1,240	State of Maryland, GO, Series A Continuously Callable @100	5.00		3/15/31	1,344
					14,521
	Massachusetts — 1.77%
780	Commonwealth of Massachusetts, GO, Series A Continuously Callable @100	5.00		5/1/35	863
3,000	Commonwealth of Massachusetts, GO, Series A (AMBAC)	5.50		8/1/30	3,321
1,000	Massachusetts Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,006
1,400	Massachusetts Educational Financing Authority Revenue, Series B (AMT)	5.00		7/1/29	1,423
1,500	Massachusetts Port Authority Revenue, Series A (AMT)	5.00		7/1/32	1,601
					8,214
	Michigan — 3.80%
1,810	Great Lakes Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	1,824
1,000	Michigan Finance Authority Revenue Continuously Callable @100	5.50		12/1/29	1,023
1,100	Michigan Finance Authority Revenue	5.00		10/1/29	1,185
1,280	Michigan Finance Authority Revenue, Series B	5.00		10/1/30	1,394
6,000	Michigan Finance Authority Revenue, Callable 5/16/26 @ 100.00	5.00	(a)	11/15/44	6,090
1,450	Michigan State Building Authority Revenue	5.00		4/15/25	1,475
1,605	Michigan Strategic Fund Revenue (AMT)	5.00		6/30/25	1,606
2,960	Utica Community Schools/MI, GO (Q-SBLF)	5.00		5/1/26	3,051
					17,648
	Minnesota — 2.47%
1,000	Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series C	5.00		1/1/26	1,025
1,985	Minnesota Housing Finance Agency Revenue, Series B	5.00		8/1/28	2,099
1,240	Minnesota Housing Finance Agency Revenue, Series B	5.00		8/1/29	1,322
2,195	Minnesota Housing Finance Agency Revenue, Series B	5.00		8/1/30	2,363
3,000	State of Minnesota, GO, Series B Continuously Callable @100	5.00		8/1/35	3,316
1,260	State of Minnesota, GO, Series E	5.00		8/1/30	1,379
					11,504
	Missouri — 1.11%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue, Series A	5.00		6/1/25	2,435
2,505	The Curators of the University of Missouri Revenue, Series B	5.00		11/1/30	2,733
					5,168
	Nebraska — 0.76%
1,000	City of Omaha NE Sewer Revenue, Series A Continuously Callable @100	4.00		4/1/31	1,017
1,000	City of Omaha NE Sewer Revenue, Series A Continuously Callable @100	4.00		4/1/32	1,013
1,350	Omaha Public Power District Revenue, Series B Continuously Callable @100	5.00		2/1/34	1,490
					3,520
	Nevada — 2.46%
1,000	Clark County School District, GO, Series A	5.00		6/15/26	1,028
2,915	Clark County School District, GO, Series A Continuously Callable @100 (AGM)	5.00		6/15/32	3,129
5,435	Las Vegas Valley Water District, GO, Series C Continuously Callable @100	4.00		6/1/34	5,477
800	Nevada System of Higher Education Certificates of Participation, Series A Continuously Callable @100	5.00		7/1/26	808
1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,016
					11,458
	New Jersey — 3.03%
1,210	New Jersey Economic Development Authority Revenue	5.00		6/15/28	1,268
430	New Jersey Economic Development Authority Revenue Continuously Callable @100	5.00		11/1/30	454
1,000	New Jersey Economic Development Authority Revenue, Series RRR	5.00		3/1/28	1,041
1,000	New Jersey Educational Facilities Authority Revenue, Series C	5.00		3/1/31	1,112
1,725	New Jersey Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00		12/1/29	1,790

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Jersey (continued)
$1,000	New Jersey Transportation Trust Fund Authority Revenue, Series AA	5.00		6/15/30	$1,067
750	New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously Callable @100	5.00		6/15/36	790
4,295	New Jersey Turnpike Authority Revenue, Series A Continuously Callable @100	5.00		1/1/31	4,389
1,100	State of New Jersey, GO, Series A	4.00		6/1/31	1,106
1,035	Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable @100	5.00		6/1/33	1,061
					14,078
	New Mexico — 0.80%
1,025	Albuquerque Municipal School District No. 12, GO Continuously Callable @100 (State Aid Withholding)	5.00		8/1/29	1,085
2,590	New Mexico Educational Assistance Foundation Revenue, Series 1-A (AMT)	5.00		9/1/25	2,627
					3,712
	New York — 7.14%
5,000	City of New York NY, GO, Series C	5.00		8/1/28	5,302
2,890	City of New York NY, GO, Series 1-A Continuously Callable @100	5.00		4/1/32	3,111
1,700	Metropolitan Transportation Authority Revenue, Series B Continuously Callable @100	5.00		11/15/29	1,743
3,000	New York City Municipal Water Finance Authority Revenue, Series DD Continuously Callable @100	5.00		6/15/34	3,307
900	New York City Municipal Water Finance Authority Revenue, Series EE	5.00		6/15/29	967
2,410	New York City Municipal Water Finance Authority Revenue, Series BB-2 Continuously Callable @100	5.00		6/15/27	2,459
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1 Continuously Callable @100	5.00		8/1/29	1,004
855	New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1	5.00		11/1/28	912
1,500	New York State Dormitory Authority Revenue, Series D	5.00		2/15/25	1,526
1,000	New York State Dormitory Authority Revenue, Series A Continuously Callable @100	5.00		2/15/31	1,032
4,710	New York State Thruway Authority Revenue, Series A Continuously Callable @100	5.00		3/15/35	5,118
1,795	New York Transportation Development Corp. Revenue (AMT)	5.00		12/1/27	1,837
4,970	Port Authority of New York & New Jersey Revenue, Series 207 Continuously Callable @100 (AMT)	4.00		3/15/30	4,880
					33,198
	North Carolina — 0.93%
1,000	County of Wake NC Revenue	5.00		9/1/28	1,073
1,100	County of Wake NC, GO, Series A	5.00		2/1/30	1,197
1,000	North Carolina Turnpike Authority Revenue (AGM)	5.00		1/1/24	1,003
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00	(a)	1/15/50	1,054
					4,327
	Ohio — 3.71%
2,200	American Municipal Power, Inc. Revenue, Series A Continuously Callable @100	5.00		2/15/27	2,204
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Class - 1 Continuously Callable @100	5.00		6/1/32	3,175
1,450	City of Columbus OH Sewerage Revenue Continuously Callable @100	5.00		6/1/29	1,501
820	City of Columbus OH, GO, Series A Continuously Callable @100	5.00		8/15/34	913
1,000	County of Butler OH Revenue, Series X	5.00		5/15/29	1,077
360	County of Mahoning OH Revenue Continuously Callable @100 (NATL)	5.50		10/15/25	361
800	County of Montgomery OH Revenue Continuously Callable @100	5.00		8/1/33	848
500	State of Ohio Revenue, Series A Continuously Callable @100	5.00		1/1/30	524
2,000	State of Ohio Revenue	2.75	(a)	1/1/52	1,894
1,200	State of Ohio, GO, Series V	5.00		5/1/28	1,281
700	University of Cincinnati Revenue, Series A	5.00		6/1/25	713
1,850	University of Cincinnati Revenue, Series A	5.00		6/1/27	1,935
775	University of Cincinnati Revenue, Series A	5.00		6/1/26	800
					17,226
	Oklahoma — 0.90%
530	Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable @100 (AGM)	4.00		1/1/32	539
2,000	Oklahoma Turnpike Authority Revenue, Series A	5.00		1/1/30	2,165
1,345	Oklahoma Water Resources Board Revenue	5.00		4/1/32	1,496
					4,200

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Oregon — 1.89%
$1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	$1,332
2,500	Multnomah County School District No. 1 Portland/OR, GO (SCH BD GTY)	5.00		6/15/29	2,693
2,500	Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT)	5.00		7/1/35	2,584
2,000	Portland Community College District, GO Continuously Callable @100	5.00		6/15/35	2,199
					8,808
	Pennsylvania — 5.52%
1,000	City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM)	5.00		9/1/29	1,071
1,000	City of Philadelphia PA Water & Wastewater Revenue, Series B	5.00		11/1/27	1,051
2,600	City of Philadelphia PA, GO, Series B Continuously Callable @100	5.00		2/1/30	2,766
1,735	City of Philadelphia PA, GO, Series B Continuously Callable @100	5.00		2/1/31	1,842
1,000	Commonwealth Financing Authority Revenue Continuously Callable @100	5.00		6/1/32	1,034
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	853
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00 (AMT)	2.45	(a)	12/1/39	1,626
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	0.00	(a)(b)	7/1/41	2,455
3,625	Pennsylvania Economic Development Financing Authority Revenue Continuously Callable @100 (AMT)	5.00		12/31/33	3,770
1,000	Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT)	5.00		6/1/29	1,036
4,075	Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT)	5.00		6/1/30	4,155
625	Pennsylvania Turnpike Commission Revenue, Series B	5.00		12/1/28	664
3,225	The School District of Philadelphia, GO, Series A (State Aid Withholding)	5.00		9/1/28	3,354
					25,677
	Rhode Island — 0.56%
625	Rhode Island Student Loan Authority Revenue, Series A (AMT)	5.00		12/1/29	660
1,875	Rhode Island Student Loan Authority Revenue, Series A (AMT)	5.00		12/1/29	1,956
					2,616
	South Carolina — 1.43%
3,680	County of Charleston SC, GO, Series A (State Aid Withholding)	5.00		11/1/26	3,828
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00		1/1/29	1,029
1,000	South Carolina Public Service Authority Revenue, Series A	5.00		12/1/31	1,090
680	South Carolina Public Service Authority Revenue, Series A	5.00		12/1/27	717
					6,664
	South Dakota — 0.38%
1,675	South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Continuously Callable @100	5.00		4/1/29	1,751

	Tennessee — 1.40%
1,215	County of Hamblen TN, GO	5.00		5/1/29	1,307
1,235	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue	5.00		5/1/31	1,313
1,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Continuously Callable @100	5.00		5/1/35	1,053
1,350	Metropolitan Government of Nashville & Davidson County TN, GO Continuously Callable @100	4.00		7/1/33	1,365
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,467
					6,505
	Texas — 12.86%
2,000	Aldine Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,031
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,297
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,071
2,450	City of Dallas TX, GO Continuously Callable @100	5.00		2/15/27	2,479
2,500	City of Houston TX Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,508
1,550	City of Missouri City TX, GO Continuously Callable @100	5.00		6/15/30	1,609
300	City of Pearland TX, GO Continuously Callable @100	5.00		3/1/29	315
1,000	City of San Antonio TX Airport System Revenue, Series A (AMT)	5.00		7/1/26	1,024
1,750	City of San Antonio TX Airport System Revenue, Series A (AMT)	5.00		7/1/25	1,775
1,300	City of San Antonio TX Electric & Gas Systems Revenue, Series B	4.00		2/1/33	1,307
950	Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable @100 (PSF-GTD)	4.00		8/15/34	924
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,241
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,215
1,250	Conroe Independent School District, GO Continuously Callable @100 (PSF-GTD)	5.00		2/15/30	1,273
1,750	County of Harris TX Revenue Continuously Callable @100	5.00		8/15/34	1,769
1,545	County of Harris TX Revenue, Series A Continuously Callable @100	5.00		8/15/30	1,585

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$4,730	Dallas Area Rapid Transit Revenue Continuously Callable @100	5.00		12/1/33	$5,041
2,500	Dallas Independent School District, GO, Series A Continuously Callable @100 (PSF-GTD)	5.00		2/15/27	2,535
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,684
2,100	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/27	2,209
1,500	Harris County Cultural Education Facilities Finance Corp. Revenue Continuously Callable @100	5.00		10/1/27	1,535
1,220	Love Field Airport Modernization Corp. Revenue Continuously Callable @100	5.00		11/1/28	1,198
2,300	Love Field Airport Modernization Corp. Revenue (AMT)	5.00		11/1/25	2,307
1,000	Lower Colorado River Authority Revenue	5.00		5/15/26	1,028
1,090	Lower Colorado River Authority Revenue (AGM)	5.00		5/15/29	1,157
2,180	Lower Colorado River Authority Revenue Continuously Callable @100	5.00		5/15/32	2,322
1,000	Lower Colorado River Authority Revenue Continuously Callable @100 (AGM)	5.00		5/15/34	1,089
3,475	McKinney Independent School District, GO, Series A Continuously Callable @100 (PSF-GTD)	5.00		2/15/31	3,522
250	North Texas Tollway Authority Revenue, Series A Continuously Callable @100	5.00		1/1/25	251
1,335	Spring Independent School District, GO	5.00		8/15/30	1,453
2,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A, Callable 1/1/32 @ 100.00	5.00	(a)	7/1/53	2,089
2,230	University of Houston Revenue, Series C Continuously Callable @100	5.00		2/15/28	2,276
1,200	Waller Consolidated Independent School District, GO (BAM)	5.00		2/15/33	1,312
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,360
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,031
					59,822
	Utah — 0.24%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,135

	Virginia — 1.71%
1,215	City of Chesapeake VA, GO, Series A Continuously Callable @100	5.00		8/1/31	1,281
1,500	City of Richmond VA Public Utility Revenue Continuously Callable @100	5.00		1/15/29	1,558
1,000	Fairfax County Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,007
850	Hampton Roads Transportation Accountability Commission Revenue, Series A Continuously Callable @100	5.00		7/1/31	929
1,065	Loudoun County Economic Development Authority Revenue, Series A	5.00		12/1/27	1,127
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,024
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,007
					7,933
	Washington — 4.18%
1,370	King County School District No. 401 Highline, GO Continuously Callable @100 (SCH BD GTY)	5.00		12/1/31	1,414
1,050	King County School District No. 405 Bellevue, GO Continuously Callable @100 (SCH BD GTY)	5.00		12/1/29	1,115
1,250	King County School District No. 410 Snoqualmie Valley, GO Continuously Callable @100 (SCH BD GTY)	5.00		12/1/27	1,312
1,500	Port of Seattle WA Revenue (AMT)	5.00		4/1/26	1,525
1,555	Port of Seattle WA Revenue Continuously Callable @100 (AMT)	5.00		8/1/33	1,632
7,065	State of Washington, GO, Series R-2017A Continuously Callable @100	5.00		8/1/32	7,276
790	State of Washington, GO, Series C	5.00		2/1/32	872
1,300	State of Washington, GO, Series C Continuously Callable @100	5.00		2/1/33	1,422
1,250	Washington Health Care Facilities Authority Revenue, Series B	5.00		10/1/25	1,259
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,598
					19,425
	Wisconsin — 1.22%
3,455	Public Finance Authority Revenue, Series A-2	3.70	(a)	10/1/46	3,314
1,225	University of Wisconsin Hospitals & Clinics Revenue, Series A	5.00		4/1/26	1,261
1,100	Wisconsin Health & Educational Facilities Authority Revenue	4.00		11/15/26	1,102
					5,677
	Total Municipal Bonds				441,686

HC CAPITAL TRUST

The Intermediate Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2023 (Unaudited)

Shares	Security Description	Rate %	Value (000)
	Investment Companies — 3.80%
140,938	BlackRock California Municipal Income Trust		$1,451
2,975,513	BlackRock Liquidity Funds MuniCash		2,976
103,574	BlackRock Municipal Income Fund, Inc.		1,051
70,474	BlackRock MuniYield Fund, Inc.		647
112,779	BlackRock MuniYield Quality Fund III, Inc.		1,077
71,012	DTF Tax-Free Income 2028 Term Fund, Inc.		758
129,929	DWS Municipal Income Trust		1,000
149,822	Eaton Vance California Municipal Bond Fund		1,217
97,484	Eaton Vance Municipal Bond Fund		873
101,260	Federated Hermes Premier Municipal Income Fund		970
60,560	Invesco Quality Municipal Income Trust		508
181,653	MFS High Income Municipal Trust		567
266,347	MFS High Yield Municipal Trust		834
99,497	Nuveen AMT-Free Quality Municipal Income Fund		963
63,013	Nuveen Municipal Credit Income Fund		657
88,986	Nuveen Quality Municipal Income Fund		902
39,879	Pioneer Municipal High Income Advantage Fund, Inc.		268
64,655	Pioneer Municipal High Income Opportunities Fund, Inc.		617
36,627	Western Asset Managed Municipals Fund, Inc.		327
	Total Investment Companies		17,663

	Total Investments (cost $488,970) — 98.80%		459,349
	Other assets in excess of liabilities — 1.20%		5,569
	Net Assets — 100.00%		$464,918

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2023.
(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2023.

AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2023.

The Intermediate Term Municipal Bond Portfolio	Insight North America LLC	Breckinridge Capital Advisors, Inc	City of London Investment Management, Limited	HC Capital Solutions	Total
Municipal Bonds	84.24%	10.76%	-	-	95.00%
Investment Company	0.07%	-	3.16%	0.57%	3.80%
Other Assets (Liabilities)	1.06%	0.13%	0.09%	-0.08%	1.20%
Total Net Assets	85.37%	10.89%	3.25%	0.49%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.